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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution Growth and Income Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 89.1%
		Advertising: 0.2%
14,600		Harte-Hanks, Inc.	$201,918
			201,918
		Aerospace/Defense: 1.5%
5,200	@	AAR Corp.	114,088
5,700		Curtiss-Wright Corp.	194,541
3,900	@	Esterline Technologies Corp.	152,919
11,100		Kaman Corp.	243,978
8,700	@	Moog, Inc.	256,650
5,200		Northrop Grumman Corp.	269,100
6,700	@	Orbital Sciences Corp.	100,299
5,000		Triumph Group, Inc.	239,950
			1,571,525
		Airlines: 0.6%
4,900	@	Alaska Air Group, Inc.	131,271
22,300	@	JetBlue Airways Corp.	133,354
7,100		Skywest, Inc.	117,718
23,319		Southwest Airlines Co.	223,862
			606,205
		Apparel: 0.7%
12,900	@	CROCS, Inc.	85,785
2,700	@	Deckers Outdoor Corp.	229,095
4,500	@	Skechers USA, Inc.	77,130
6,200	@, L	Volcom, Inc.	102,176
4,000		Weyco Group, Inc.	91,600
6,000		Wolverine World Wide, Inc.	149,040
			734,826
		Auto Parts & Equipment: 0.4%
6,400	@	ATC Technology Corp.	126,464
8,900		Cooper Tire & Rubber Co.	156,462
13,800	@	Dana Holding Corp.	93,978
			376,904
		Banks: 5.8%
4,200	I	American National Bankshares I	91,644
11,600		Associated Banc-Corp.	132,472
20,000		Boston Private Financial Holdings, Inc.	130,200
3,700		Cass Information Systems, Inc.	110,482
17,100	L	Central Pacific Financial Corp.	43,092
3,400		City National Corp.	132,362
23,619		Commerce Bancshares, Inc.	879,572
12,100		CVB Financial Corp.	91,839
14,700		East-West Bancorp., Inc.	122,010
900		First Citizens BancShares, Inc.	143,190
5,500		First Midwest Bancorp., Inc.	61,985
7,300		FirstMerit Corp.	138,919
11,700		FNB Corp.	83,187
62,700		Fulton Financial Corp.	461,472
14,800	I, L	Hampton Roads Bankshares, Inc.	42,624
13,600	I	Heritage Financial Corp.	178,840
20,400		Huntington Bancshares, Inc.	96,084
2,100		IBERIABANK Corp.	95,676
39,800		Keycorp	258,700
47,100		Marshall & Ilsley Corp.	380,097
5,300		MB Financial Corp.	111,141
3,800	I, L	National Bankshares, Inc.	96,710
15,605		Northern Trust Corp.	907,587
11,711		Old National Bancorp.	131,163
13,000		Sterling Bancshares, Inc.	95,030
42,400		Synovus Financial Corp.	159,000
13,100	L	TCF Financial Corp.	170,824
5,700	L	United Bankshares, Inc.	111,663
11,212	I	Washington Banking Co.	103,823
7,000		Webster Financial Corp.	87,290
27,200		Whitney Holding Corp.	259,488
9,300		Wilmington Trust Corp.	132,060
5,300		Zions Bancorp.	95,241
			6,135,467
		Beverages: 0.5%
5,900	@	Boston Beer Co., Inc.	218,772
8,400		Coca-Cola Enterprises, Inc.	179,844
1,500		Farmer Bros Co.	31,050
3,800		Pepsi Bottling Group, Inc.	138,472
			568,138
		Biotechnology: 0.2%
3,700	@	Martek Biosciences Corp.	83,583

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
6,094	@	Talecris Biotherapeutics	$115,786
			199,369
		Building Materials: 0.8%
7,400		Apogee Enterprises, Inc.	111,148
15,300		Comfort Systems USA, Inc.	177,327
20,227	@	Louisiana-Pacific Corp.	134,914
24,200	I	LSI Industries, Inc.	160,930
7,200		Simpson Manufacturing Co., Inc.	181,872
3,000	L	Texas Industries, Inc.	125,970
			892,161
		Chemicals: 1.9%
6,000		Arch Chemicals, Inc.	179,940
7,400		Cytec Industries, Inc.	240,278
6,700		HB Fuller Co.	140,030
4,500		Innophos Holdings, Inc.	83,250
8,391		International Flavors & Fragrances, Inc.	318,271
5,100	@	Intrepid Potash, Inc.	120,309
7,505		Minerals Technologies, Inc.	356,938
12,400		Olin Corp.	216,256
4,300	@	OM Group, Inc.	130,677
4,500		Schulman A, Inc.	89,685
4,700		Sensient Technologies Corp.	130,519
			2,006,153
		Commercial Services: 2.3%
4,700	L	Aaron Rents, Inc.	124,080
4,400		ABM Industries, Inc.	92,576
8,100		CDI Corp.	113,805
3,500	@	Consolidated Graphics, Inc.	87,325
14,500	@	Corinthian Colleges, Inc.	269,120
6,400		Heartland Payment Systems, Inc.	92,864
4,500		Heidrick & Struggles International, Inc.	104,670
5,000		Interactive Data Corp.	131,050
4,900	@	Korn/Ferry International	71,491
11,900	@	Lincoln Educational Services Corp.	272,272
2,100		MAXIMUS, Inc.	97,860
8,200	@	MPS Group, Inc.	86,264
16,100		Pharmaceutical Product Development, Inc.	353,234
10,300	@	Rent-A-Center, Inc.	194,464
9,900		Total System Services, Inc.	159,489
6,300	@	TrueBlue, Inc.	88,641
2,600		Watson Wyatt Worldwide, Inc.	113,256
			2,452,461
		Computers: 2.0%
7,800	@@	Accenture PLC	290,706
3,000	@	CACI International, Inc.	141,810
12,900	@	Cadence Design Systems, Inc.	94,686
11,078		Diebold, Inc.	364,799
16,900	@	Electronics for Imaging	190,463
5,200	@	Lexmark International, Inc.	112,008
9,100	@	NCR Corp.	125,762
9,300	@	Perot Systems Corp.	276,210
8,700	@	Radiant Systems, Inc.	93,438
8,800	@	Silicon Graphics International Corp.	59,048
4,200	@	SYKES Enterprises, Inc.	87,444
13,972	@	Synopsys, Inc.	313,252
			2,149,626
		Cosmetics/Personal Care: 0.5%
2,700		Alberto-Culver Co.	74,736
9,100		Estee Lauder Cos., Inc.	337,428
13,600		Inter Parfums, Inc.	166,056
			578,220
		Distribution/Wholesale: 1.0%
3,700	@	Core-Mark Holding Co., Inc.	105,820
17,359		Genuine Parts Co.	660,684
2,500	@	Tech Data Corp.	104,025
5,400	@	Wesco International, Inc.	155,520
			1,026,049
		Diversified Financial Services: 1.7%
7,800	@	AllianceBernstein Holding LP	212,784
15,666		Ameriprise Financial, Inc.	569,146
4,900	@	Artio Global Investors, Inc.	128,135
12,500		Calamos Asset Management, Inc.	163,250
7,491	@	Invesco Ltd.	170,495
6,000	@	Investment Technology Group, Inc.	167,520
3,000		Legg Mason, Inc.	93,090
11,700		Pzena Investment Management, Inc.	95,589
21,400	@	TradeStation Group, Inc.	174,410
			1,774,419
		Electric: 5.6%
4,945		Ameren Corp.	125,010
4,534		American Electric Power Co., Inc.	140,509
7,500		Avista Corp.	151,650

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
6,000		Black Hills Corp.	$151,020
5,678		Central Vermont Public Service Corp.	109,585
3,700		Cleco Corp.	92,796
4,100		Empire District Electric Co.	74,169
23,951		Great Plains Energy, Inc.	429,920
27,651		Idacorp, Inc.	796,072
6,700		MDU Resources Group, Inc.	139,695
8,296		Northeast Utilities	196,947
4,400		NorthWestern Corp.	107,492
3,500		Pacific Gas & Electric Co.	141,715
10,200	@	Pike Electric Corp.	122,196
37,315		Portland General Electric Co.	735,852
4,900		Unitil Corp.	110,005
42,378		Westar Energy, Inc.	826,795
24,484		Wisconsin Energy Corp.	1,105,942
21,035		Xcel Energy, Inc.	404,713
			5,962,083
		Electrical Components & Equipment: 1.8%
8,400		Belden CDT, Inc.	194,040
5,300		Emerson Electric Co.	212,424
6,900		Encore Wire Corp.	154,146
2,200	@	General Cable Corp.	86,130
510		Hubbell, Inc. CL-A	20,650
10,300		Hubbell, Inc. CL-B	432,600
4,276	@	Littelfuse, Inc.	112,202
31,089		Molex, Inc.	649,138
			1,861,330
		Electronics: 2.1%
4,400		Analogic Corp.	162,888
14,118		AVX Corp.	168,428
7,100		Bel Fuse, Inc.	135,113
12,700	@	Benchmark Electronics, Inc.	228,600
5,100		Brady Corp.	146,472
5,500	@	Coherent, Inc.	128,260
2,800	@	Cymer, Inc.	108,808
14,100	@	Electro Scientific Industries, Inc.	188,799
3,700	@	Flir Systems, Inc.	103,489
4,800	@	II-VI, Inc.	122,112
5,400		Park Electrochemical Corp.	133,110
9,400	@	Rogers Corp.	281,718
4,300	@	Thomas & Betts Corp.	129,344
7,000	@	TTM Technologies, Inc.	80,290
13,000	@	Vishay Intertechnology, Inc.	102,700
			2,220,131
		Engineering & Construction: 0.8%
10,500	@	EMCOR Group, Inc.	265,860
10,600		Granite Construction, Inc.	327,964
5,600		KBR, Inc.	130,424
16,000	@, @@	Khd Humboldt Wedag International	166,080
			890,328
		Entertainment: 1.1%
4,100	@	Bally Technologies, Inc.	157,317
20,217		International Speedway Corp.	557,383
28,088		Speedway Motorsports, Inc.	404,186
			1,118,886
		Environmental Control: 2.7%
16,600		American Ecology Corp.	310,420
76,764	@, @@	IESI-BFC Ltd.	991,791
28,217		Republic Services, Inc.	749,726
28,632		Waste Management, Inc.	853,806
			2,905,743
		Food: 3.1%
11,600		B&G Foods, Inc.	95,004
23,700		Campbell Soup Co.	773,094
37,378	S	ConAgra Foods, Inc.	810,355
2,800		Corn Products International, Inc.	79,856
1,500		General Mills, Inc.	96,570
17,000		HJ Heinz Co.	675,750
6,400		Kellogg Co.	315,072
4,300		Ruddick Corp.	114,466
3,400	@	Seneca Foods Corp.	93,160
7,306		Weis Markets, Inc.	233,427
			3,286,754
		Forest Products & Paper: 0.4%
8,100		Glatfelter	92,988
4,936		MeadWestvaco Corp.	110,122
5,767		Weyerhaeuser Co.	211,361
			414,471
		Gas: 1.3%
2,900		AGL Resources, Inc.	102,283
6,400		Nicor, Inc.	234,176
33,542		Southwest Gas Corp.	858,004

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Gas (continued)
5,300		WGL Holdings, Inc.	$175,642
			1,370,105
		Hand/Machine Tools: 0.5%
9,800		Kennametal, Inc.	241,178
4,900		Lincoln Electric Holdings, Inc.	232,505
2,000		Regal-Beloit Corp.	91,420
			565,103
		Healthcare - Products: 3.0%
5,201		Beckman Coulter, Inc.	358,557
10,500	@	Boston Scientific Corp.	111,195
6,900	@	CareFusion Corp.	150,420
5,000	@	Conmed Corp.	95,850
3,300	@@	Covidien PLC	142,758
31,800	@, I	Cutera, Inc.	275,070
4,900	@	Patterson Cos., Inc.	133,525
33,124	@	Symmetry Medical, Inc.	343,496
6,500	I	Utah Medical Products, Inc.	190,580
27,400	I	Young Innovations, Inc.	720,894
8,300	@	Zimmer Holdings, Inc.	443,635
9,000	@	Zoll Medical Corp.	193,680
			3,159,660
		Healthcare - Services: 2.5%
22,700	@	Alliance Imaging, Inc.	128,482
4,400	@, L	Almost Family, Inc.	130,900
5,700	@	AMERIGROUP Corp.	126,369
11,100	@	Amsurg Corp.	235,653
7,800	@	Assisted Living Concepts, Inc.	161,616
7,700	@	Kindred Healthcare, Inc.	124,971
23,700	@	LifePoint Hospitals, Inc.	641,322
15,400	@	Magellan Health Services, Inc.	478,324
7,400		National Healthcare Corp.	275,946
12,789	@	Select Medical Holdings Corp.	128,785
428		Universal Health Services, Inc.	26,506
11,900	@	US Physical Therapy, Inc.	179,333
			2,638,207
		Home Builders: 0.2%
7,600	@	M/I Homes, Inc.	103,284
2,600		MDC Holdings, Inc.	90,324
			193,608
		Home Furnishings: 0.0%
200		Whirlpool Corp.	13,992
			13,992
		Household Products/Wares: 1.8%
600		CSS Industries, Inc.	11,862
9,900		Fortune Brands, Inc.	425,502
4,200	@	Helen of Troy Ltd.	81,606
3,200		Jarden Corp.	89,824
18,623		Kimberly-Clark Corp.	1,098,385
14,000	@	Prestige Brands Holdings, Inc.	98,560
4,600		WD-40 Co.	130,640
			1,936,379
		Insurance: 7.1%
14,500		American Equity Investment Life Holding Co.	101,790
26,200		AON Corp.	1,066,078
8,000	@@	Assured Guaranty Ltd.	155,360
11,400	I	Baldwin & Lyons, Inc.	267,330
15,000		Chubb Corp.	756,150
5,100		Delphi Financial Group	115,413
11,100		Erie Indemnity Co.	415,806
5,300		Hanover Insurance Group, Inc.	219,049
30,537		HCC Insurance Holdings, Inc.	835,187
60,308		Marsh & McLennan Cos., Inc.	1,491,415
6,000	@@	Max Re Capital Ltd.	128,220
12,800	I	Mercer Insurance Group, Inc.	231,296
7,600	@@	Platinum Underwriters Holdings Ltd.	272,384
19,800	L	PMI Group, Inc.	84,150
4,400	@	ProAssurance Corp.	229,636
3,315		Transatlantic Holdings, Inc.	166,314
8,700		Travelers Cos., Inc.	428,301
5,400		United Fire & Casualty Co.	96,660
7,300		Unitrin, Inc.	142,277
6,200	@	Validus Holdings Ltd.	159,960
6,300		Zenith National Insurance Corp.	194,670
			7,557,446
		Internet: 0.7%
6,900	@	Akamai Technologies, Inc.	135,792
6,200	@	Avocent Corp.	125,674
7,400	@	IAC/InterActiveCorp	149,406
51,900	@	RealNetworks, Inc.	193,068
15,600	@	TIBCO Software, Inc.	148,044
			751,984

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Investment Companies: 1.3%
23,500		Apollo Investment Corp.	$224,425
49,300		Ares Capital Corp.	543,286
9,100		Fifth Street Finance Corp	99,463
44,500	@	MCG Capital Corp.	186,455
23,300		Patriot Capital Funding, Inc.	95,064
17,800		PennantPark Investment Corp.	144,358
9,000	L	Prospect Capital Corp.	96,390
			1,389,441
		Iron/Steel: 0.3%
6,700		Carpenter Technology Corp.	156,713
11,100		Mesabi Trust	112,665
			269,378
		Machinery - Diversified: 1.0%
48,008	@	Altra Holdings, Inc.	537,210
5,200		IDEX Corp.	145,340
7,000	@	Kadant, Inc.	84,910
5,800		Robbins & Myers, Inc.	136,184
2,500		Wabtec Corp.	93,825
3,500	@	Zebra Technologies Corp.	90,755
			1,088,224
		Media: 1.6%
28,000		Belo Corp.	151,480
43,602		Entercom Communications Corp.	222,370
139,100	@, I	Entravision Communications Corp.	240,643
32,200	@	EW Scripps Co.	241,500
8,100		Gannett Co., Inc.	101,331
41,900		Journal Communications, Inc.	154,192
116,900	L	McClatchy Co.	299,264
1,300		McGraw-Hill Cos., Inc.	32,682
49,700		Sinclair Broadcast Group, Inc.	177,926
3,900	I	Value Line, Inc.	120,393
			1,741,781
		Metal Fabricate/Hardware: 1.9%
8,900		Commercial Metals Co.	159,310
7,900	@	Haynes International, Inc.	251,378
15,758		Kaydon Corp.	510,874
7,500	I	Lawson Products	130,575
18,000		Mueller Industries, Inc.	429,660
39,200		Mueller Water Products, Inc.	214,816
5,600	@	RBC Bearings, Inc.	130,648
5,500	@	RTI International Metals, Inc.	137,005
			1,964,266
		Mining: 1.1%
5,100	@, @@	Barrick Gold Corp.	193,290
5,300	@	Brush Engineered Materials, Inc.	129,638
11,700	@	Globe Specialty Metals, Inc.	105,534
2,000		Kaiser Aluminum Corp.	72,720
11,124		Newmont Mining Corp.	489,678
3,700		Royal Gold, Inc.	168,720
			1,159,580
		Miscellaneous Manufacturing: 1.7%
16,200		Actuant Corp.	260,172
2,600		Acuity Brands, Inc.	83,746
11,200		Barnes Group, Inc.	191,408
9,400		Brink’s Co.	252,954
6,500	@	Ceradyne, Inc.	119,145
7,600	@	Cooper Industries PLC	285,532
5,000		Dover Corp.	193,800
5,000		Freightcar America, Inc.	121,500
11,700	@	Griffon Corp.	117,819
3,200		Pentair, Inc.	94,464
7,200		Tredegar Corp.	104,400
			1,824,940
		Office/Business Equipment: 0.6%
24,800		Pitney Bowes, Inc.	616,280
			616,280
		Oil & Gas: 4.7%
5,368		Apache Corp.	492,943
3,300		Berry Petroleum Co.	88,374
7,900	@	Bill Barrett Corp.	259,041
4,100		EOG Resources, Inc.	342,391
16,186		EQT Corp.	689,524
22,300	@	Forest Oil Corp.	436,411
10,600		Frontier Oil Corp.	147,552
3,700	@, L	Goodrich Petroleum Corp.	95,497
5,300		Helmerich & Payne, Inc.	209,509
12,200	@, @@	Imperial Oil Ltd.	464,345
15,400	@	Mariner Energy, Inc.	218,372
4,800		Murphy Oil Corp.	276,336
5,700		Noble Energy, Inc.	375,972
5,900		Penn Virginia Corp.	135,169
3,500		St. Mary Land & Exploration Co.	113,610

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
4,400	@	Unit Corp.	$181,500
36,700		W&T Offshore, Inc.	429,757
			4,956,303
		Oil & Gas Services: 1.1%
3,900		Baker Hughes, Inc.	166,374
6,600		BJ Services Co.	128,238
6,800	@	Cameron International Corp.	257,176
9,000	@	Global Industries Ltd.	85,500
6,400	@	Helix Energy Solutions Group, Inc.	95,872
14,900	@	Key Energy Services, Inc.	129,630
1,900		Lufkin Industries, Inc.	101,042
11,800	@, @@	North American Energy Partners, Inc.	70,800
4,200	@	Superior Energy Services	94,872
			1,129,504
		Packaging & Containers: 0.8%
21,683	S	Bemis Co.	561,807
9,100		Sonoco Products Co.	250,614
			812,421
		Pharmaceuticals: 1.0%
6,900	@, @@	Biovail Corp.	106,467
9,600		Cardinal Health, Inc.	257,280
7,500	@	Endo Pharmaceuticals Holdings, Inc.	169,725
6,300	@	Obagi Medical Products, Inc.	73,080
4,100	@	Par Pharmaceutical Cos., Inc.	88,191
3,900		Perrigo Co.	132,561
20,100	@, I	Schiff Nutrition International, Inc.	104,721
3,900	@	Sepracor, Inc.	89,310
			1,021,335
		Real Estate: 0.1%
18,500	@, I	HFF, Inc.	124,690
			124,690
		Retail: 6.2%
7,600		American Eagle Outfitters	128,136
7,200	L	Barnes & Noble, Inc.	159,984
13,400		Bebe Stores, Inc.	98,624
7,900	@	Big Lots, Inc.	197,658
2,900	@	BJ’s Wholesale Club, Inc.	105,038
4,400		Bob Evans Farms, Inc.	127,864
7,100		Burger King Holdings, Inc.	124,889
12,500	@, L	Cabela’s, Inc.	166,750
2,700		Casey’s General Stores, Inc.	84,726
5,900		Cato Corp.	119,711
14,800	@	CEC Entertainment, Inc.	382,728
7,600	@	Childrens Place Retail Stores, Inc.	227,696
29,000		Christopher & Banks Corp.	196,330
3,700		Costco Wholesale Corp.	208,902
10,000	@, L	Dress Barn, Inc.	179,300
5,500	@	DSW, Inc.	87,835
25,700		Finish Line	261,112
8,400		Foot Locker, Inc.	100,380
8,000		Fred’s, Inc.	101,840
10,000	@	Genesco, Inc.	240,700
16,000	@	HOT Topic, Inc.	119,840
7,600	@	Jack in the Box, Inc.	155,724
41,700		Lowe’s Cos., Inc.	873,198
4,100		Men’s Wearhouse, Inc.	101,270
18,600	@, I	PC Connection, Inc.	101,184
13,300		PEP Boys-Manny Moe & Jack	129,941
35,300		Petsmart, Inc.	767,775
6,000		RadioShack Corp.	99,420
13,200	@	Red Robin Gourmet Burgers, Inc.	269,544
8,300		Regis Corp.	128,650
11,200	@	Ruby Tuesday, Inc.	94,304
11,800	I	Sport Supply Group, Inc.	120,242
7,600		Stage Stores, Inc.	98,496
51,300	@	Wet Seal, Inc.	193,914
			6,553,705
		Savings & Loans: 1.9%
13,200		Brookline Bancorp., Inc.	128,304
17,100		First Financial Northwest, Inc.	99,522
22,000		First Niagara Financial Group, Inc.	271,260
8,200		Flushing Financial Corp.	93,480
8,100		Hudson City Bancorp., Inc.	106,515
11,900	I	K-Fed Bancorp	107,338
54,978		People’s United Financial, Inc.	855,458
9,200		Provident Financial Services, Inc.	94,668
15,139		Washington Federal, Inc.	255,244
			2,011,789
		Semiconductors: 3.1%
32,000		Applied Materials, Inc.	428,800
7,300		Cohu, Inc.	98,988
46,400	@	Emulex Corp.	477,456

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
20,200	@	Integrated Device Technology, Inc.	$136,552
27,100	@, I	Intellon Corp.	192,139
8,500		Intersil Corp.	130,135
4,400		KLA-Tencor Corp.	157,784
34,400	@	Mattson Technology, Inc.	97,008
7,000	@	MEMC Electronic Materials, Inc.	116,410
5,800	@	MKS Instruments, Inc.	111,882
16,500	@	QLogic Corp.	283,800
12,291	@	Rudolph Technologies, Inc.	90,953
7,800	@, L	Sigma Designs, Inc.	113,334
17,000	@	Teradyne, Inc.	157,250
3,900	@	Varian Semiconductor Equipment Associates, Inc.	128,076
41,800	@, @@	Verigy Ltd.	485,716
8,400	@	Zoran Corp.	96,768
			3,303,051
		Software: 2.0%
12,200	@	Aspen Technology, Inc.	124,440
15,800	@	Compuware Corp.	115,814
22,100		IMS Health, Inc.	339,235
43,000	@	Parametric Technology Corp.	594,260
11,500	@	Sybase, Inc.	447,350
31,000	@	THQ, Inc.	212,040
91,300	@, I	Ulticom, Inc.	264,770
			2,097,909
		Telecommunications: 1.7%
3,300	@	Anixter International, Inc.	132,363
1,300		Atlantic Tele-Network, Inc.	69,446
15,896	@, @@	BCE, Inc.	391,805
3,400		Black Box Corp.	85,306
17,646		CenturyTel, Inc.	592,906
23,589		Iowa Telecommunications Services, Inc.	297,221
3,500	@	NeuStar, Inc.	79,100
34,400	@	OpNext, Inc.	100,792
3,400		Plantronics, Inc.	91,154
			1,840,093
		Textiles: 0.0%
88		G&K Services, Inc.	1,950
			1,950
		Toys/Games/Hobbies: 0.5%
7,000	@	Jakks Pacific, Inc.	100,240
19,600		Mattel, Inc.	361,816
5,600	@	RC2 Corp.	79,800
			541,856
		Transportation: 1.5%
3,800		Arkansas Best Corp.	113,772
3,200	@	Bristow Group, Inc.	95,008
70,300	@	DHT Maritime, Inc.	264,328
15,500	@	Diana Shipping, Inc.	201,500
5,900	@, L	Genco Shipping & Trading Ltd.	122,602
13,300		Heartland Express, Inc.	191,520
6,800	@	HUB Group, Inc.	155,380
3,000	@@, L	Nordic American Tanker Shipping	88,740
2,700	@	Old Dominion Freight Line	82,161
12,200	@@	UTI Worldwide, Inc.	176,656
5,000		Werner Enterprises, Inc.	93,150
			1,584,817
		Trucking & Leasing: 0.1%
3,600		GATX Corp.	100,620
			100,620
		Water: 0.1%
7,700	I	Artesian Resources Corp.	129,514
			129,514
		Total Common Stock
		(Cost $82,594,950)	94,383,098
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Diversified: 0.1%
3,400		Washington Real Estate Investment Trust	97,920
			97,920
		Healthcare: 0.6%
886		HCP, Inc.	25,464
6,900		Healthcare Realty Trust, Inc.	145,797
12,400		Medical Properties Trust, Inc.	96,844
4,600		National Health Investors, Inc.	145,590
6,000		Omega Healthcare Investors, Inc.	96,120
4,900		Senior Housing Properties Trust	93,639
			603,454
		Hotels: 0.4%
26,585	@	Host Hotels & Resorts, Inc.	312,905
8,900	@	Sunstone Hotel Investors, Inc.	63,190
			376,095

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Mortgage: 0.7%
8,300		Capstead Mortgage Corp.	$115,453
43,100		Chimera Investment Corp.	164,642
4,000		Hatteras Financial Corp.	119,920
33,900		MFA Mortgage Investments, Inc.	269,844
5,300		Redwood Trust, Inc.	82,150
			752,009
		Office Property: 0.6%
6,600		BioMed Realty Trust, Inc.	91,080
4,164		Boston Properties, Inc.	272,950
8,500		Highwoods Properties, Inc.	267,325
			631,355
		Real Estate: 0.3%
14,757	@	Government Properties Income Trust	354,316
			354,316
		Shopping Centers: 0.1%
728		Federal Realty Investment Trust	44,677
7,400		Inland Real Estate Corp.	64,824
			109,501
		Single Tenant: 0.2%
3,500		Getty Realty Corp.	85,890
4,200		National Retail Properties, Inc.	90,174
			176,064
		Storage: 0.0%
400		Public Storage, Inc.	30,096
			30,096
		Warehouse/Industrial: 0.1%
25,000		DCT Industrial Trust, Inc.	127,750
			127,750
		Total Real Estate Investment Trusts
		(Cost $2,497,358)	3,258,560
EXCHANGE-TRADED FUNDS: 2.8%
		Exchange-Traded Funds: 2.8%
10,500	L	iShares Russell 2000 Index Fund	632,415
23,600		iShares Russell 2000 Value Index Fund	1,334,108
27,700		iShares Russell Midcap Value Index Fund	981,134
		Total Exchange-Traded Funds
		(Cost $2,582,888)	2,947,657
PREFERRED STOCK: 3.4%
		Agriculture: 0.2%
210	P	Universal Corp.	220,500
			220,500
		Banks: 0.1%
100		Huntington Bancshares, Inc.	87,000
6,200	P, I	Midwest Banc Holdings, Inc.	19,840
			106,840
		Diversified: 0.8%
13,300		Digital Realty Trust, Inc.	373,065
5,800	I	Entertainment Properties	125,106
3,100	I	Lexington Realty Trust	92,473
8,900	P, I	PS Business Parks, Inc.	213,322
			803,966
		Insurance: 1.7%
33,100	@@, I	Aspen Insurance Holdings Ltd.	1,679,825
6,500	P, I	Odyssey Re Holdings Corp.	162,630
			1,842,455
		Leisure Time: 0.2%
1,800	#, P, I	Callaway Golf Co.	226,062
			226,062
		Media: 0.1%
75	#, I	LodgeNet Interactive Corp.	157,688
			157,688
		Single Tenant: 0.3%
12,000	P, I, L	National Retail Properties	274,680
			274,680
		Total Preferred Stock
		(Cost $3,325,161)	3,632,191
		Total Long-Term Investments
		(Cost $91,000,357)	104,221,506
SHORT-TERM INVESTMENTS: 5.2%
		Affiliated Mutual Fund: 2.3%
2,444,081		ING Institutional Prime Money Market Fund - Class I	2,444,081
		Total Mutual Fund
		(Cost $2,444,081)	2,444,081

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 2.9%
$2,897,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$2,897,001
151,202		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		120,962
		Total Securities Lending Collateral
		(Cost $3,048,203)		3,017,963
		Total Short-Term Investments
		(Cost $5,492,284)		5,462,044
		Total Investments in Securities
		(Cost $96,492,641)*	103.6%	$109,683,550
		Other Assets and Liabilities - Net	(3.6)	(3,801,316)
		Net Assets	100.0%	$105,882,234

	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $106,517,429.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,573,627
		Gross Unrealized Depreciation		(12,407,506)
		Net Unrealized Appreciation		$3,166,121

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$94,383,098	$—	$—	$94,383,098
Real Estate Investment Trusts	3,258,560	—	—	3,258,560
Exchange-Traded Funds	2,947,657	—	—	2,947,657
Preferred Stock	—	3,632,191	—	3,632,191
Short-Term Investments	5,341,082	120,962	—	5,462,044
Total Investments, at value	$105,930,397	$3,753,153	$—	$109,683,550

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(18,144)	$—	$(18,144)
Total Liabilities	$—	$(18,144)	$—	$(18,144)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 1,189,044	SELL	10/30/09	1,092,500	1,110,644	$(18,144)
					$(18,144)

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Foreign exchange contracts	$(18,144)
Total	$(18,144)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.4%
		Advertising: 1.5%
4,700	@	Lamar Advertising Co.	$128,968
			128,968
		Apparel: 2.6%
2,900		Polo Ralph Lauren Corp.	222,198
			222,198
		Biotechnology: 0.9%
1,060	@	Millipore Corp.	74,550
			74,550
		Chemicals: 2.6%
1,790		Airgas, Inc.	86,582
2,900		Ecolab, Inc.	134,067
			220,649
		Commercial Services: 12.7%
1,000	@	Corrections Corp. of America	22,650
4,350		DeVry, Inc.	240,642
2,960		Equifax, Inc.	86,254
7,150	@	Gartner, Inc.	130,631
4,100	@	Iron Mountain, Inc.	109,306
1,100	@	Morningstar, Inc.	53,416
4,400	@	Quanta Services, Inc.	97,372
4,850	@@	Ritchie Brothers Auctioneers, Inc.	119,019
3,000		Robert Half International, Inc.	75,060
8,850	@	SAIC, Inc.	155,229
			1,089,579
		Computers: 0.2%
400	@	IHS, Inc.	20,452
			20,452
		Distribution/Wholesale: 2.0%
4,550		Fastenal Co.	176,085
			176,085
		Diversified Financial Services: 9.3%
1,000	@	AllianceBernstein Holding LP	27,280
17,500		Charles Schwab Corp.	335,124
530		CME Group, Inc.	163,341
7,400		Eaton Vance Corp.	207,126
1,450		T. Rowe Price Group, Inc.	66,265
			799,136
		Electronics: 3.4%
3,150	@	Flir Systems, Inc.	88,106
1,210	@, @@	Mettler Toledo International, Inc.	109,614
2,250	@	Thermo Electron Corp.	98,258
			295,978
		Energy - Alternate Sources: 0.8%
4,200	@	Covanta Holding Corp.	71,400
			71,400
		Engineering & Construction: 0.4%
1,185	@	Aecom Technology Corp.	32,161
			32,161
		Environmental Control: 1.9%
3,370	@	Stericycle, Inc.	163,277
			163,277
		Gas: 1.6%
6,500		Southern Union Co.	135,135
			135,135
		Healthcare - Products: 8.0%
3,400		Densply International, Inc.	117,436
880	@	Gen-Probe, Inc.	36,467
2,300	@	Henry Schein, Inc.	126,293
4,900	@	Idexx Laboratories, Inc.	245,000

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
350	@	Intuitive Surgical, Inc.	$91,788
1,080		Techne Corp.	67,554
			684,538
		Healthcare - Services: 3.8%
4,600	@	Community Health Systems, Inc.	146,878
3,300	@	Covance, Inc.	178,695
			325,573
		Home Builders: 0.3%
1,160	@	Toll Brothers, Inc.	22,666
			22,666
		Insurance: 3.4%
3,250	@, @@	Arch Capital Group Ltd.	219,505
3,870		Brown & Brown, Inc.	74,149
			293,654
		Internet: 3.0%
2,370	@	Equinix, Inc.	218,040
220	@	Priceline.com, Inc.	36,480
			254,520
		Lodging: 2.5%
2,550		Choice Hotels International, Inc.	79,203
1,930	@	Wynn Resorts Ltd.	136,818
			216,021
		Media: 3.0%
1,960	@	Discovery Communications, Inc. - Class A	56,624
3,050		Factset Research Systems, Inc.	202,032
			258,656
		Metal Fabricate/Hardware: 1.0%
820		Precision Castparts Corp.	83,533
			83,533
		Oil & Gas: 5.8%
3,500		Helmerich & Payne, Inc.	138,355
2,350		Range Resources Corp.	115,996
900	@	Ultra Petroleum Corp.	44,064
4,762		XTO Energy, Inc.	196,766
			495,181
		Oil & Gas Services: 1.2%
1,010	@	Core Laboratories NV	104,121
			104,121
		Pharmaceuticals: 1.9%
6,200	@	VCA Antech, Inc.	166,718
			166,718
		Real Estate: 1.8%
13,000	@	CB Richard Ellis Group, Inc.	152,620
			152,620
		Retail: 8.2%
2,650	@	Carmax, Inc.	55,385
1,450	@	Cheesecake Factory	26,854
4,100	@	Copart, Inc.	136,161
4,500	@	Dick’s Sporting Goods, Inc.	100,800
1,900	@	J Crew Group, Inc.	68,058
1,650		MSC Industrial Direct Co.	71,907
3,700		Tiffany & Co.	142,561
3,290	@	Urban Outfitters, Inc.	99,259
			700,985
		Software: 3.0%
2,270	@	Ansys, Inc.	85,057
4,500	@	MSCI, Inc. - Class A	133,290
2,500	@	Nuance Communications, Inc.	37,400
			255,747
		Telecommunications: 2.3%
1,740	@	NII Holdings, Inc.	52,165
5,490	@	SBA Communications Corp.	148,395
			200,560
		Textiles: 0.6%
1,000	@	Mohawk Industries, Inc.	47,690
			47,690

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Transportation: 4.7%
4,300		CH Robinson Worldwide, Inc.		$248,325
4,400		Expeditors International Washington, Inc.		154,660
				402,985
		Total Common Stock
		(Cost $8,691,978)		8,095,336
REAL ESTATE INVESTMENT TRUSTS: 1.6%
		Diversified: 0.4%
519		Vornado Realty Trust		33,429
				33,429
		Office Property: 1.2%
1,340		Alexandria Real Estate Equities, Inc.		72,829
2,200		Douglas Emmett, Inc.		27,016
				99,845
		Total Real Estate Investment Trusts
		(Cost $135,662)		133,274
		Total Investments in Securities
		(Cost $8,827,640)*	96.0%	$8,228,610
		Other Assets and Liabilities - Net	4.0	347,234
		Net Assets	100.0%	$8,575,844

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $8,916,563.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$561,950
		Gross Unrealized Depreciation		(1,249,903)
		Net Unrealized Depreciation		$(687,953)

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$8,095,336	$—	$—	$8,095,336
Real Estate Investment Trusts	133,274	—	—	133,274
Total Investments, at value	$8,228,610	$—	$—	$8,228,610

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 84.8%
		Advertising: 1.2%
291,730	@	Lamar Advertising Co.	$8,005,071
			8,005,071
		Apparel: 1.8%
10,000		Polo Ralph Lauren Corp.	766,200
400,269	@	Under Armour, Inc.	11,139,486
			11,905,686
		Beverages: 0.9%
200,000	@	Peet’s Coffee & Tea, Inc.	5,646,000
			5,646,000
		Biotechnology: 1.0%
180,000	@	Charles River Laboratories International, Inc.	6,656,400
			6,656,400
		Commercial Services: 11.2%
95,246		Chemed Corp.	4,180,347
120,000	@	CoStar Group, Inc.	4,946,400
325,000		DeVry, Inc.	17,979,000
430,000	@	Gartner, Inc.	7,856,100
199,404		Interactive Data Corp.	5,226,379
228,000	@	Morningstar, Inc.	11,071,680
200,000	@	Riskmetrics Group, Inc.	2,924,000
377,151	@@	Ritchie Brothers Auctioneers, Inc.	9,255,286
40,000		Strayer Education, Inc.	8,707,200
			72,146,392
		Distribution/Wholesale: 2.0%
700,000	@	LKQ Corp.	12,978,000
			12,978,000
		Diversified Financial Services: 2.7%
175,000		Cohen & Steers, Inc.	4,200,000
230,958		Eaton Vance Corp.	6,464,514
15,000		Greenhill & Co., Inc.	1,343,700
200,000		Jefferies Group, Inc.	5,446,000
			17,454,214
		Electric: 1.1%
160,000		ITC Holdings Corp.	7,272,000
			7,272,000
		Electronics: 1.9%
135,000	@, @@	Mettler Toledo International, Inc.	12,229,650
			12,229,650
		Engineering & Construction: 1.8%
275,000	@	Aecom Technology Corp.	7,463,500
150,000	@	Stanley, Inc.	3,858,000
			11,321,500
		Entertainment: 2.7%
350,000	@	Penn National Gaming, Inc.	9,681,000
240,724	@	Vail Resorts, Inc.	8,073,883
			17,754,883
		Environmental Control: 1.2%
300,000	@	Tetra Tech, Inc.	7,959,000
			7,959,000
		Food: 3.7%
200,000	@	Ralcorp Holdings, Inc.	11,694,000
400,000	@	Whole Foods Market, Inc.	12,196,000
			23,890,000
		Gas: 1.3%
400,000		Southern Union Co.	8,316,000
			8,316,000
		Hand/Machine Tools: 0.2%
60,000		Kennametal, Inc.	1,476,600
			1,476,600
		Healthcare - Products: 5.5%
100,000	@	Edwards Lifesciences Corp.	6,991,000
180,000	@	Gen-Probe, Inc.	7,459,200
160,000	@	Idexx Laboratories, Inc.	8,000,000
15,000	@	Intuitive Surgical, Inc.	3,933,750
123,700	@	PSS World Medical, Inc.	2,700,371
105,000		Techne Corp.	6,567,750
			35,652,071
		Healthcare - Services: 4.5%
325,000	@	AMERIGROUP Corp.	7,205,250
401,000	@	Community Health Systems, Inc.	12,803,930
110,000	@	Covance, Inc.	5,956,500
199,040	@	Skilled Healthcare Group, Inc.	1,598,291
185,000	@	Sun Healthcare Group, Inc.	1,598,400
			29,162,371
		Household Products/Wares: 1.1%
125,000		Church & Dwight Co., Inc.	7,092,500
			7,092,500

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance: 0.7%
65,000	@, @@	Arch Capital Group Ltd.	$4,390,100
			4,390,100
		Internet: 3.4%
80,000	@	Blue Nile, Inc.	4,969,600
120,000	@	Equinix, Inc.	11,040,000
171,020	@	WebMD Health Corp.	5,664,182
			21,673,782
		Lodging: 2.3%
361,000		Choice Hotels International, Inc.	11,212,660
47,169	@	Wynn Resorts Ltd.	3,343,810
			14,556,470
		Media: 0.9%
85,000		Factset Research Systems, Inc.	5,630,400
			5,630,400
		Metal Fabricate/Hardware: 1.4%
125,000		Kaydon Corp.	4,052,500
61,000		Valmont Industries, Inc.	5,195,980
			9,248,480
		Miscellaneous Manufacturing: 0.1%
67,747		American Railcar Industries, Inc.	718,796
			718,796
		Oil & Gas: 4.0%
115,928	@	Atlas Energy, Inc.	3,138,183
96,933	@	Concho Resources, Inc.	3,520,607
275,000	@	Encore Acquisition Co.	10,285,000
175,000		Helmerich & Payne, Inc.	6,917,750
45,000		Range Resources Corp.	2,221,200
			26,082,740
		Oil & Gas Services: 4.3%
100,000	@	Core Laboratories NV	10,309,000
150,000	@	FMC Technologies, Inc.	7,836,000
115,000	@	SEACOR Holdings, Inc.	9,387,450
			27,532,450
		Pharmaceuticals: 1.4%
335,228	@	VCA Antech, Inc.	9,014,281
			9,014,281
		Real Estate: 0.9%
509,568	@	CB Richard Ellis Group, Inc.	5,982,328
			5,982,328
		Retail: 10.1%
70,000	@	Carmax, Inc.	1,463,000
144,000	@	Cheesecake Factory	2,666,880
275,000	@	Copart, Inc.	9,132,750
575,000	@	Dick’s Sporting Goods, Inc.	12,880,000
279,746	@	J Crew Group, Inc.	10,020,502
140,000		MSC Industrial Direct Co.	6,101,200
150,000	@	Panera Bread Co.	8,250,000
500,000		Penske Auto Group, Inc.	9,590,000
275,000	@	Sonic Corp.	3,041,500
49,884		Tiffany & Co.	1,922,031
			65,067,863
		Software: 5.8%
125,225	@	Advent Software, Inc.	5,040,306
250,000	@	Ansys, Inc.	9,367,500
135,000	@	Concur Technologies, Inc.	5,367,600
50,000	@	Emdeon, Inc.	810,000
563,875	@	MSCI, Inc. - Class A	16,701,978
			37,287,384
		Telecommunications: 0.6%
151,764	@	SBA Communications Corp.	4,102,181
			4,102,181
		Textiles: 1.1%
150,000	@	Mohawk Industries, Inc.	7,153,500
			7,153,500
		Transportation: 2.0%
350,000	@	Genesee & Wyoming, Inc.	10,612,000
60,000		Landstar System, Inc.	2,283,600
			12,895,600
		Total Common Stock
		(Cost $422,095,711)	548,254,693
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Diversified: 0.9%
135,000		Digital Realty Trust, Inc.	6,170,850
			6,170,850
		Office Property: 1.1%
100,000		Alexandria Real Estate Equities, Inc.	5,435,000
125,000		Douglas Emmett, Inc.	1,535,000
			6,970,000

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Single Tenant: 1.1%
24,300	@	Alexander’s, Inc.		$7,189,884
				7,189,884
		Total Real Estate Investment Trusts
		(Cost $17,215,335)		20,330,734
		Total Long-Term Investments
		(Cost $439,311,046)		568,585,427
SHORT-TERM INVESTMENTS: 12.2%
		Affiliated Mutual Fund: 12.2%
78,792,762		ING Institutional Prime Money Market Fund - Class I		78,792,762
		Total Short-Term Investments
		(Cost $78,792,762)		78,792,762
		Total Investments in Securities
		(Cost $518,103,808)*	100.1%	$647,378,189
		Other Assets and Liabilities - Net	(0.1)	(423,969)
		Net Assets	100.0%	$646,954,220

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $518,310,214.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$146,190,088
		Gross Unrealized Depreciation		(17,122,113)
		Net Unrealized Appreciation		$129,067,975

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$548,254,693	$—	$—	$548,254,693
Real Estate Investment Trusts	20,330,734	—	—	20,330,734
Short-Term Investments	78,792,762	—	—	78,792,762
Total Investments, at value	$647,378,189	$—	$—	$647,378,189

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 88.8%
		Aerospace/Defense: 1.9%
1,690	@	AAR Corp.	$37,079
163,000	@	BE Aerospace, Inc.	3,282,820
82,240	@	Esterline Technologies Corp.	3,224,630
2,300		Kaman Corp.	50,554
			6,595,083
		Agriculture: 0.8%
1,812	@	Maui Land & Pineapple Co.	11,397
64,682		Universal Corp.	2,705,001
			2,716,398
		Airlines: 1.6%
360,000	@	Airtran Holdings, Inc.	2,250,000
3,582		Skywest, Inc.	59,390
355,000	@	UAL Corp.	3,273,100
			5,582,490
		Apparel: 0.8%
65,000	@	Warnaco Group, Inc.	2,850,900
1,232		Wolverine World Wide, Inc.	30,603
			2,881,503
		Auto Parts & Equipment: 1.0%
228,000		ArvinMeritor, Inc.	1,782,960
2,090	@	ATC Technology Corp.	41,298
119,000	@	Tenneco, Inc.	1,551,760
			3,376,018
		Banks: 7.8%
1,320		Bancfirst Corp.	48,748
116,000		Bancorpsouth, Inc.	2,831,560
4,060		BancTrust Financial Group, Inc.	14,494
7,102		Bank Mutual Corp.	62,782
2,432		Bryn Mawr Bank Corp.	42,487
3,462		Chemical Financial Corp.	75,437
3,059		Columbia Banking System, Inc.	50,626
147,000		Community Bank System, Inc.	2,685,690
1,592		Community Trust Bancorp., Inc.	41,663
2,942		CVB Financial Corp.	22,330
240,000		East-West Bancorp., Inc.	1,992,000
482		First Citizens BancShares, Inc.	76,686
6,911		First Commonwealth Financial Corp.	39,254
2,191		First Financial Corp.	67,132
200,000	@	First Horizon National Corp.	2,646,000
29		First National Bank of Alaska	47,850
59,000		IBERIABANK Corp.	2,688,040
126,000		Independent Bank Corp.	2,788,380
2,251		Merchants Bancshares, Inc.	48,081
2,666		Northrim Bancorp, Inc.	40,657
80,000		Prosperity Bancshares, Inc.	2,783,200
2,420	@	Taylor Capital Group, Inc.	15,972
160,000		TCF Financial Corp.	2,086,400
185,000	@	Texas Capital Bancshares, Inc.	3,115,400
5,220		Trustco Bank Corp.	32,625
230,000		Umpqua Holdings Corp.	2,438,000
3,462		West Coast Bancorp.	8,586
2,922		Whitney Holding Corp.	27,876
			26,817,956
		Building Materials: 0.5%
6,534	@	Builders FirstSource, Inc.	28,488
128,229		Comfort Systems USA, Inc.	1,486,174
1,161		Eagle Materials, Inc.	33,181
830		Lennox International, Inc.	29,980
3,742	@	NCI Building Systems, Inc.	11,974
972		Universal Forest Products, Inc.	38,355
			1,628,152
		Chemicals: 2.8%
1,740		Cytec Industries, Inc.	56,498
4,050		HB Fuller Co.	84,645
140,000		Olin Corp.	2,441,600
53,050	@	OM Group, Inc.	1,612,190
170,000	@	Rockwood Holdings, Inc.	3,496,900
150,000	@	Solutia, Inc.	1,737,000
			9,428,833
		Commercial Services: 5.8%
119,233		ABM Industries, Inc.	2,508,662
42,946	@	Advisory Board Co.	1,079,662
190,000	@	CBIZ, Inc.	1,417,400
2,637		CDI Corp.	37,050

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
390,000	@	Cenveo, Inc.	$2,698,800
1,550	@	Consolidated Graphics, Inc.	38,673
143,000	@	Cornell Cos., Inc.	3,208,920
139,000		Deluxe Corp.	2,376,900
2,552	@	Kforce, Inc.	30,675
2,720	@	Korn/Ferry International	39,685
4,955	@	LECG Corp.	17,392
790		MAXIMUS, Inc.	36,814
8,482	@	MPS Group, Inc.	89,231
2,090	@	Navigant Consulting, Inc.	28,215
3,782	@	Rent-A-Center, Inc.	71,404
1,852		Sotheby’s	31,910
610,000		Stewart Enterprises, Inc.	3,190,300
283,229	@	United Rentals, Inc.	2,917,259
			19,818,952
		Computers: 1.2%
1,073	@	CACI International, Inc.	50,721
3,162	@	Electronics for Imaging	35,636
122,886		iGate Corp.	1,054,362
1,170		Jack Henry & Associates, Inc.	27,460
295,520	@	Mentor Graphics Corp.	2,751,291
1,640		MTS Systems Corp.	47,904
			3,967,374
		Cosmetics/Personal Care: 0.7%
200,000		Inter Parfums, Inc.	2,442,000
			2,442,000
		Distribution/Wholesale: 2.0%
333,227	@	Brightpoint, Inc.	2,915,736
171,000		Houston Wire & Cable Co.	1,889,550
40,000		Owens & Minor, Inc.	1,810,000
1,180	@	United Stationers, Inc.	56,180
			6,671,466
		Diversified Financial Services: 3.1%
1,100		Federated Investors, Inc.	29,007
1,790	@	Investment Technology Group, Inc.	49,977
1,860		Janus Capital Group, Inc.	26,375
72,000	@	KBW, Inc.	2,319,840
136,000	@	Knight Capital Group, Inc.	2,958,000
170,000		National Financial Partners Corp.	1,482,400
175,554	@	Ocwen Financial Corp.	1,987,271
1,108	@	Piper Jaffray Cos.	52,874
1,864		Raymond James Financial, Inc.	43,394
31,500	@	Stifel Financial Corp.	1,729,350
			10,678,488
		Electric: 1.0%
1,790		Allete, Inc.	60,090
3,860		Avista Corp.	78,049
2,940		Black Hills Corp.	74,000
1,050		CH Energy Group, Inc.	46,526
3,020	@	El Paso Electric Co.	53,363
2,040		Great Plains Energy, Inc.	36,618
1,372		Hawaiian Electric Industries	24,861
552		Maine & Maritimes Corp.	19,844
1,730		MGE Energy, Inc.	63,110
2,620		NorthWestern Corp.	64,007
1,852		UIL Holdings Corp.	48,874
150,000		Westar Energy, Inc.	2,926,500
			3,495,842
		Electrical Components & Equipment: 1.3%
2,052		Belden CDT, Inc.	47,401
385,000	@	C&D Technologies, Inc.	827,750
5,610	@	GrafTech International Ltd.	82,467
223,000		Insteel Industries, Inc.	2,664,850
165,000	@, @@	JA Solar Holdings Co., Ltd. ADR	664,950
1,583	@	Littelfuse, Inc.	41,538
			4,328,956
		Electronics: 4.2%
602		Analogic Corp.	22,286
1,010		Bel Fuse, Inc.	19,220
4,570	@	Benchmark Electronics, Inc.	82,260
84,000		Brady Corp.	2,412,480
3,900		CTS Corp.	36,270
2,900	@	Electro Scientific Industries, Inc.	38,831
118,438	@	FEI Co.	2,919,497
4,120		Methode Electronics, Inc.	35,720
6,811	@@	Nam Tai Electronics, Inc.	36,779
112,000	@	Rofin-Sinar Technologies, Inc.	2,571,520
98,000	@	Rogers Corp.	2,937,060
340,000		Technitrol, Inc.	3,131,400
			14,243,323
		Engineering & Construction: 1.4%
4,012	@	Dycom Industries, Inc.	49,348

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
97,860	@	EMCOR Group, Inc.	$2,477,815
2,570		KBR, Inc.	59,855
2,610	@, @@	Khd Humboldt Wedag International	27,092
1,430	@	Layne Christensen Co.	45,832
20,054	@	Sterling Construction Co., Inc.	359,167
90,200	@	Tutor Perini Corp.	1,921,260
			4,940,369
		Entertainment: 0.7%
62,000	@	Bally Technologies, Inc.	2,378,940
			2,378,940
		Food: 2.4%
99,000	@	American Italian Pasta Co.	2,690,820
66,000		Corn Products International, Inc.	1,882,320
3,112	@, @@	Fresh Del Monte Produce, Inc.	70,362
125,000	@	Great Atlantic & Pacific Tea Co.	1,113,750
1,582		Ruddick Corp.	42,113
1,946		Spartan Stores, Inc.	27,497
2,440		Weis Markets, Inc.	77,958
185,000	@	Winn-Dixie Stores, Inc.	2,427,200
			8,332,020
		Forest Products & Paper: 1.2%
75,000		Schweitzer-Mauduit International, Inc.	4,077,000
			4,077,000
		Gas: 1.8%
110,000		Atmos Energy Corp.	3,099,800
1,830		Laclede Group, Inc.	58,853
78,000		New Jersey Resources Corp.	2,832,180
			5,990,833
		Healthcare - Products: 3.2%
175	@	Cantel Medical Corp.	2,636
119,000	@	Conmed Corp.	2,281,230
65,000		Cooper Cos., Inc.	1,932,450
33,000	@	ICU Medical, Inc.	1,216,380
153,000		Invacare Corp.	3,408,840
67,000		Steris Corp.	2,040,150
2,090	@	Symmetry Medical, Inc.	21,673
938		Young Innovations, Inc.	24,679
			10,928,038
		Healthcare - Services: 1.9%
36,000	@	Amedisys, Inc.	1,570,680
1,549	@	Amsurg Corp.	32,885
4,120	@	Healthspring, Inc.	50,470
193,092	@	Kindred Healthcare, Inc.	3,133,883
52,960	@	Magellan Health Services, Inc.	1,644,938
3,387	@	Medcath Corp.	29,704
7,400	@	Novamed, Inc.	33,522
4,140	@	Res-Care, Inc.	58,829
1,851	@	Triple-S Management Corp.	31,041
1,590	@	US Physical Therapy, Inc.	23,961
			6,609,913
		Home Builders: 1.1%
1,152	@	Cavco Industries, Inc.	40,896
105,000		Ryland Group, Inc.	2,212,350
44,500		Thor Industries, Inc.	1,377,275
			3,630,521
		Home Furnishings: 0.0%
2,040		Ethan Allen Interiors, Inc.	33,660
			33,660
		Household Products/Wares: 1.7%
2,542		American Greetings Corp.	56,687
2,610		CSS Industries, Inc.	51,600
2,518		Ennis, Inc.	40,615
124,000	@	Helen of Troy Ltd.	2,409,320
81,000		Tupperware Corp.	3,233,520
			5,791,742
		Insurance: 8.6%
86,500	@, @@	Argo Group International Holdings Ltd.	2,913,320
100,000		Arthur J. Gallagher & Co.	2,437,000
104,000	@@	Aspen Insurance Holdings Ltd.	2,752,880
110,000	@@	Assured Guaranty Ltd.	2,136,200
2,232		Baldwin & Lyons, Inc.	52,340
3,822	@	CNA Surety Corp.	61,916
127,551		Delphi Financial Group	2,886,479
2,380		EMC Insurance Group, Inc.	50,289
3,142		FBL Financial Group, Inc.	61,049
80,000		First American Corp.	2,589,600
3,891		First Mercury Financial Corp.	51,828
1,230		Harleysville Group, Inc.	38,930
4,872		Horace Mann Educators Corp.	68,062
122,000	@@	Max Re Capital Ltd.	2,607,140
280,000		MGIC Investment Corp.	2,074,800
290		National Western Life Insurance Co.	51,034

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,100	@	Navigators Group, Inc.	$60,500
95,000	@@	Platinum Underwriters Holdings Ltd.	3,404,800
195,000		Radian Group, Inc.	2,063,100
972		RLI Corp.	51,302
2,042		Safety Insurance Group, Inc.	67,223
2,212		Selective Insurance Group	34,795
2,592		Stewart Information Services Corp.	32,063
14,326	@, @@	United America Indemnity Ltd.	105,869
2,577		United Fire & Casualty Co.	46,128
149,000	@@	XL Capital, Ltd.	2,601,540
			29,300,187
		Internet: 0.0%
2,070	@	Avocent Corp.	41,959
3,360	@	Infospace, Inc.	26,006
3,690		United Online, Inc.	29,668
			97,633
		Investment Companies: 0.6%
202,333		Apollo Investment Corp.	1,932,280
4,600		Medallion Financial Corp.	38,456
			1,970,736
		Iron/Steel: 0.8%
1,540		Carpenter Technology Corp.	36,021
52,000		Schnitzer Steel Industries, Inc.	2,769,000
			2,805,021
		Leisure Time: 0.0%
5,015		Brunswick Corp.	60,080
			60,080
		Machinery - Construction & Mining: 0.0%
1,253	@	Astec Industries, Inc.	31,914
			31,914
		Machinery - Diversified: 0.0%
2,621	@	Kadant, Inc.	31,793
1,710		Robbins & Myers, Inc.	40,151
			71,944
		Media: 0.5%
116,383		World Wrestling Entertainment, Inc.	1,630,526
			1,630,526
		Metal Fabricate/Hardware: 0.9%
1,480		CIRCOR International, Inc.	41,825
1,508	@	Haynes International, Inc.	47,985
2,980	@	Ladish Co., Inc.	45,087
939	@	LB Foster Co.	28,715
1,849		Mueller Industries, Inc.	44,136
1,847		Olympic Steel, Inc.	52,990
119,590	@	RTI International Metals, Inc.	2,978,987
			3,239,725
		Mining: 0.0%
6,263	@, @@	Harry Winston Diamon Corp.	52,421
			52,421
		Miscellaneous Manufacturing: 1.8%
1,090		Acuity Brands, Inc.	35,109
597		Ameron International Corp.	41,778
1,250		AO Smith Corp.	47,625
77,000	@	AZZ, Inc.	3,093,090
100,000		Brink’s Co.	2,691,000
2,077	@	Ceradyne, Inc.	38,071
2,162	@	EnPro Industries, Inc.	49,423
1,608		Freightcar America, Inc.	39,074
1,410		Harsco Corp.	49,928
3,252		Movado Group, Inc.	47,252
			6,132,350
		Oil & Gas: 2.0%
1,630		Berry Petroleum Co.	43,651
1,060		Cimarex Energy Co.	45,919
2,020	@	Forest Oil Corp.	39,531
1,870		Holly Corp.	47,909
3,470	@	Mariner Energy, Inc.	49,205
2,562		Patterson-UTI Energy, Inc.	38,686
221,912	@	Stone Energy Corp.	3,619,384
127,272	@	Swift Energy Co.	3,013,801
			6,898,086
		Oil & Gas Services: 2.5%
2,070		Gulf Island Fabrication, Inc.	38,792
110,000	@	Hornbeck Offshore Services, Inc.	3,031,600
360,000	@	ION Geophysical Corp.	1,267,200
558		Lufkin Industries, Inc.	29,674
3,270	@	Matrix Service Co.	35,545
110,000	@	Oil States International, Inc.	3,864,300
2,510	@	Superior Well Services, Inc.	24,297
3,757	@	T.G.C. Industries, Inc.	18,221
1,740	@	T-3 Energy Services, Inc.	34,278
5,253	@	Union Drilling, Inc.	40,133
			8,384,040

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.9%
827		Greif, Inc. - Class A	$45,526
2,051		Greif, Inc. - Class B	107,001
2,040		Packaging Corp. of America	41,616
63,000		Rock-Tenn Co.	2,967,930
			3,162,073
		Pharmaceuticals: 0.5%
91,717	@	PharMerica Corp.	1,703,185
			1,703,185
		Real Estate: 0.0%
1,781	@	Avatar Holdings, Inc.	33,839
			33,839
		Retail: 5.2%
5,125	@	Allion Healthcare, Inc,	29,981
1,856	@	America’s Car-Mart, Inc.	44,451
4,772	@	AnnTaylor Stores Corp.	75,827
5,631	@	Benihana, Inc. - Class A	32,266
2,020		Bob Evans Farms, Inc.	58,701
2,170		Casey’s General Stores, Inc.	68,095
2,762		Cash America International, Inc.	83,302
1,220	@	CEC Entertainment, Inc.	31,549
240,000	@	Chico’s FAS, Inc.	3,120,000
5,595		Christopher & Banks Corp.	37,878
4,100		Finish Line	41,656
203,870		Foot Locker, Inc.	2,436,247
25,000		Group 1 Automotive, Inc.	671,250
960	@	Jack in the Box, Inc.	19,670
2,420		Men’s Wearhouse, Inc.	59,774
121,330	@	New York & Co., Inc.	621,210
191,000		Nu Skin Enterprises, Inc.	3,539,230
4,650		OfficeMax, Inc.	58,497
18,181	@	Pacific Sunwear of California	93,632
54,000	@	Papa John’s International, Inc.	1,326,780
910		Phillips-Van Heusen	38,939
925,000	@	Pier 1 Imports, Inc.	3,579,750
1,700	@	Red Robin Gourmet Burgers, Inc.	34,714
109,636		Regis Corp.	1,699,358
2,534	@	Shoe Carnival, Inc.	39,074
			17,841,831
		Savings & Loans: 1.6%
4,992		BankFinancial Corp.	47,823
6,022	@	Beneficial Mutual Bancorp, Inc.	54,981
256,440		Brookline Bancorp., Inc.	2,492,597
4,000		Clifton Savings Bancorp, Inc.	39,200
2,682		ESSA Bancorp, Inc.	35,429
205,000		First Niagara Financial Group, Inc.	2,527,650
5,249		Home Federal Bancorp, Inc.	59,944
4,597	@	Investors Bancorp, Inc.	48,774
3,330		Northfield Bancorp, Inc.	42,624
3,182		United Financial Bancorp, Inc.	36,848
3,810		Washington Federal, Inc.	64,237
6,030		Westfield Financial, Inc.	51,074
			5,501,181
		Semiconductors: 4.2%
5,200	@	Amkor Technology, Inc.	35,776
475,000	@	Atmel Corp.	1,990,250
1,610	@	ATMI, Inc.	29,222
5,900	@	Cirrus Logic, Inc.	32,804
324,169	@	Fairchild Semiconductor International, Inc.	3,316,249
175,000		Intersil Corp.	2,679,250
216,724		IXYS Corp.	1,844,321
6,682	@	Kulicke & Soffa Industries, Inc.	40,292
1,920	@	MKS Instruments, Inc.	37,037
3,548	@	Omnivision Technologies, Inc.	57,761
195,000	@	Skyworks Solutions, Inc.	2,581,800
143,657	@, @@	Verigy Ltd.	1,669,294
3,071	@	Zoran Corp.	35,378
			14,349,434
		Software: 2.4%
2,620		Acxiom Corp.	24,785
245,000	@	Ariba, Inc.	2,842,000
363,172		Bowne & Co., Inc.	2,796,424
2,282	@	CSG Systems International	36,535
415,000	@	Lawson Software, Inc.	2,589,600
913	@	Monotype Imaging Holdings, Inc.	7,678
2,650	@	Parametric Technology Corp.	36,623
1,610	@	Progress Software Corp.	36,467
			8,370,112
		Telecommunications: 3.4%
325,000	@	3Com Corp.	1,699,750
8,845	@	Adaptec, Inc.	29,542

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
3,690	@	ADC Telecommunications, Inc.	$30,775
2,600	@	Anaren, Inc.	44,200
34,400	@	Anixter International, Inc.	1,379,784
1,762		Black Box Corp.	44,209
219,000	@	Ciena Corp.	3,565,320
615,000	@	Cincinnati Bell, Inc.	2,152,500
75,500	@	CommScope, Inc.	2,259,715
3,013	@	CPI International, Inc.	33,715
1,850		NTELOS Holdings Corp.	32,671
2,020		Plantronics, Inc.	54,156
5,090	@	Symmetricom, Inc.	26,366
2,716	@	Syniverse Holdings, Inc.	47,530
1,920	@	Tekelec	31,546
7,300	@	Tellabs, Inc.	50,516
2,822		Warwick Valley Telephone Co.	33,328
			11,515,623
		Toys/Games/Hobbies: 0.0%
2,860	@	Jakks Pacific, Inc.	40,955
			40,955
		Transportation: 1.0%
1,180		Arkansas Best Corp.	35,329
125,000	@	Diana Shipping, Inc.	1,625,000
2,352		Heartland Express, Inc.	33,869
45,100	@@	Nordic American Tanker Shipping	1,334,058
7,277		Pacer International, Inc.	28,089
1,052		Ryder System, Inc.	41,091
1,112		Tidewater, Inc.	52,364
4,912		Werner Enterprises, Inc.	91,511
			3,241,311
		Water: 0.0%
970	@	Pico Holdings, Inc.	32,350
			32,350
		Total Common Stock
		(Cost $271,735,130)	303,852,427
REAL ESTATE INVESTMENT TRUSTS: 8.1%
		Apartments: 1.1%
80,000		Mid-America Apartment Communities, Inc.	3,610,400
			3,610,400
		Diversified: 0.0%
2,310		Duke Realty Corp.	27,743
2,772	@	DuPont Fabros Technology, Inc.	36,951
2,742		Potlatch Corp.	78,010
			142,704
		Healthcare: 1.8%
127,000		LTC Properties, Inc.	3,053,080
2,140		National Health Investors, Inc.	67,731
183,000		Omega Healthcare Investors, Inc.	2,931,660
1,800		Universal Health Realty Income Trust	58,590
			6,111,061
		Hotels: 1.2%
8,472	@	DiamondRock Hospitality Co.	68,623
197,325		LaSalle Hotel Properties	3,879,410
6,917	@	Sunstone Hotel Investors, Inc.	49,111
			3,997,144
		Manufactured Homes: 0.0%
1,652		Sun Communities, Inc.	35,551
			35,551
		Mortgage: 0.9%
210,000		Capstead Mortgage Corp.	2,921,100
			2,921,100
		Office Property: 1.9%
330,000		Brandywine Realty Trust	3,643,200
4,750		Franklin Street Properties Corp.	62,225
93,000		Highwoods Properties, Inc.	2,924,850
1,020		Mack-Cali Realty Corp.	32,977
			6,663,252
		Real Estate: 0.0%
1,980	@	Starwood Property Trust, Inc.	40,095
			40,095
		Shopping Centers: 0.9%
81,000		Tanger Factory Outlet Centers, Inc.	3,024,540
3,302		Urstadt Biddle Properties, Inc.	48,176
			3,072,716
		Single Tenant: 0.0%
1,692		Getty Realty Corp.	41,522
3,680		National Retail Properties, Inc.	79,010
			120,532
		Storage: 0.3%
155,000		U-Store-It Trust	968,750
			968,750

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Warehouse/Industrial: 0.0%
9,542		DCT Industrial Trust, Inc.		$48,760
				48,760
		Total Real Estate Investment Trusts
		(Cost $25,768,833)		27,732,065
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
20,500		iShares Russell 2000 Value Index Fund		1,158,865
		Total Exchange-Traded Funds
		(Cost $1,183,432)		1,158,865
		Total Long-Term Investments
		(Cost $298,687,395)		332,743,357
SHORT-TERM INVESTMENTS: 3.1%
		Affiliated Mutual Fund: 3.1%
10,609,922		ING Institutional Prime Money Market Fund - Class I		10,609,922
		Total Short-Term Investments
		(Cost $10,609,922)		10,609,922
		Total Investments in Securities
		(Cost $309,297,317)*	100.3%	$343,353,279
		Other Assets and Liabilities - Net	(0.3)	(1,172,322)
		Net Assets	100.0%	$342,180,957

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $319,766,093.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$50,387,412
		Gross Unrealized Depreciation		(26,800,226)
		Net Unrealized Appreciation		$23,587,186

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$303,852,427	$—	$—	$303,852,427
Real Estate Investment Trusts	27,732,065	—	—	27,732,065
Exchange-Traded Funds	1,158,865	—	—	1,158,865
Short-Term Investments	10,609,922	—	—	10,609,922
Total Investments, at value	$343,353,279	$—	$—	$343,353,279

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%
		Agriculture: 1.0%
87,802		Philip Morris International, Inc.	$4,279,469
			4,279,469
		Auto Manufacturers: 0.2%
19,160		Paccar, Inc.	722,524
			722,524
		Banks: 10.7%
34,819		Bank of America Corp.	589,137
373,890		Bank of New York Mellon Corp.	10,839,071
15,700		Goldman Sachs Group, Inc.	2,894,295
315,400		JPMorgan Chase & Co.	13,820,828
18,100		Morgan Stanley	558,928
13,050		State Street Corp.	686,430
632,667		Wells Fargo & Co.	17,828,556
			47,217,245
		Beverages: 3.3%
61,700		Coca-Cola Co.	3,313,290
98,700	@@	Diageo PLC ADR	6,069,063
123,700	@@	Heineken Holding NV	5,081,197
			14,463,550
		Building Materials: 0.5%
22,300		Martin Marietta Materials, Inc.	2,053,161
			2,053,161
		Chemicals: 0.7%
28,700		Monsanto Co.	2,221,380
10,195	@, @@	Potash Corp. of Saskatchewan	921,016
			3,142,396
		Coal: 0.6%
1,938,500	@@	China Coal Energy Co. - Class H	2,516,670
			2,516,670
		Commercial Services: 3.7%
695,498	@@	Cosco Pacific Ltd.	992,971
244,900		H&R Block, Inc.	4,501,262
270,750	@	Iron Mountain, Inc.	7,218,195
127,600		Moody’s Corp.	2,610,696
15,400		Visa, Inc.	1,064,294
			16,387,418
		Computers: 1.8%
165,500		Hewlett-Packard Co.	7,813,255
			7,813,255
		Cosmetics/Personal Care: 1.8%
27,700	@@	Natura Cosmeticos SA	497,993
127,250		Procter & Gamble Co.	7,370,320
			7,868,313
		Diversified Financial Services: 5.5%
448,520		American Express Co.	15,204,827
79,830		Ameriprise Financial, Inc.	2,900,224
121,710	@@	Julius Baer Holding AG - Reg	6,104,395
			24,209,446
		Electric: 0.4%
117,670	@	AES Corp.	1,743,869
			1,743,869
		Electronics: 1.8%
185,068	@	Agilent Technologies, Inc.	5,150,442
25,500	@@	Garmin Ltd.	962,370
93,735	@, @@	Tyco Electronics Ltd.	2,088,416
			8,201,228
		Engineering & Construction: 0.6%
141,770	@@	ABB Ltd. ADR	2,841,071
			2,841,071
		Food: 0.3%
31,650		Hershey Co.	1,229,919
			1,229,919
		Food Service: 0.0%
5,486	@, I, X	FHC Delaware, Inc.	55
			55
		Forest Products & Paper: 0.9%
260,560	@, @@	Sino-Forest Corp.	4,115,322
			4,115,322
		Healthcare - Products: 2.9%
56,700		Becton Dickinson & Co.	3,954,825
36,320	@	CareFusion Corp.	791,776
129,500		Johnson & Johnson	7,885,255
			12,631,856
		Healthcare - Services: 1.6%
23,800	@	Laboratory Corp. of America Holdings	1,563,660
223,000		UnitedHealth Group, Inc.	5,583,920
			7,147,580

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Holding Companies - Diversified: 0.8%
1,075,020	@@	China Merchants Holdings International Co., Ltd.	$3,544,693
			3,544,693
		Housewares: 0.1%
16,400	@@	Hunter Douglas NV	662,245
			662,245
		Insurance: 11.0%
10,927		American International Group, Inc.	481,990
177	@	Berkshire Hathaway, Inc. - Class A	17,877,000
389	@	Berkshire Hathaway, Inc. - Class B	1,292,647
8,635	@@	Everest Re Group Ltd.	757,290
4,480	@@	Fairfax Financial Holdings Ltd.	1,660,870
303,649		Loews Corp.	10,399,978
1,175	@	Markel Corp.	387,539
26,500	@@	Nipponkoa Insurance Co., Ltd.	165,319
33,700		Principal Financial Group, Inc.	923,043
559,980	@	Progressive Corp.	9,284,468
21,000	@@	Sun Life Financial, Inc.	656,040
91,670		Transatlantic Holdings, Inc.	4,599,084
			48,485,268
		Internet: 2.3%
22,150	@	Amazon.com, Inc.	2,067,924
14,411	@	Google, Inc. - Class A	7,145,694
84,700	@	Liberty Media Corp. - Interactive - Class A	929,159
			10,142,777
		Leisure Time: 0.7%
140,050		Harley-Davidson, Inc.	3,221,150
			3,221,150
		Media: 3.8%
215,771		Comcast Corp. – Special Class A	3,469,598
92,500	@@	Grupo Televisa SA ADR	1,719,575
18,600	@@	Lagardere SCA	869,156
67,660	@	Liberty Media Corp. - Entertainment	2,104,903
453,070		News Corp. - Class A	5,432,309
118,700		Walt Disney Co.	3,259,502
			16,855,043
		Mining: 1.5%
64,500	@@	BHP Billiton PLC	1,766,429
41,632	@@	Rio Tinto PLC	1,769,669
59,550		Vulcan Materials Co.	3,219,869
			6,755,967
		Miscellaneous Manufacturing: 0.7%
93,765	@@	Tyco International Ltd.	3,233,017
			3,233,017
		Oil & Gas: 13.4%
155,610	@, @@	Canadian Natural Resources Ltd.	10,455,436
55,500		ConocoPhillips	2,506,380
195,520		Devon Energy Corp.	13,164,362
156,100		EOG Resources, Inc.	13,035,911
183,830		Occidental Petroleum Corp.	14,412,272
2,400	@@	OGX Petroleo e Gas Participacoes SA	1,832,919
43,276	@	Transocean, Ltd.	3,701,396
			59,108,676
		Packaging & Containers: 1.6%
366,994		Sealed Air Corp.	7,204,092
			7,204,092
		Pharmaceuticals: 5.6%
72,640		Cardinal Health, Inc.	1,946,752
87,320	@	Express Scripts, Inc.	6,774,286
136,700		Merck & Co., Inc.	4,323,821
220,700		Pfizer, Inc.	3,652,585
293,455		Schering-Plough Corp.	8,290,104
			24,987,548
		Real Estate: 0.8%
60,148	@@	Brookfield Asset Management, Inc. - Class A	1,365,961
483,000	@@	Hang Lung Group Ltd.	2,407,630
			3,773,591
		Retail: 7.8%
168,100	@	Bed Bath & Beyond, Inc.	6,310,474
160,199	@	Carmax, Inc.	3,348,159
276,925		Costco Wholesale Corp.	15,635,186
239,127		CVS Caremark Corp.	8,546,399
29,100		Staples, Inc.	675,702
			34,515,920
		Semiconductors: 2.2%
409,750		Texas Instruments, Inc.	9,706,978
			9,706,978
		Software: 2.6%
184,500	@	Activision Blizzard, Inc.	2,285,955
356,540		Microsoft Corp.	9,230,821
			11,516,776

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Transportation: 1.3%
958,000	@@	China Shipping Development Co., Ltd.	$1,202,609
25,157	@@	Kuehne & Nagel International AG	2,191,238
21,200	@, @@	LLX Logistica SA	78,261
38,815		United Parcel Service, Inc. - Class B	2,191,883
			5,663,991
		Total Common Stock
		(Cost $440,691,509)	417,962,079

Principal Amount				Value
CONVERTIBLE BONDS: 0.2%
		Forest Products & Paper: 0.2%
$649,000	@@, #, I	Sino-Forest Corp., 5.000%, due 08/01/13		$701,731
		Total Convertible Bonds
		(Cost $649,000)		701,731
CORPORATE BONDS/NOTES: 0.5%
		Leisure Time: 0.5%
2,000,000	I	Harley-Davidson, Inc., 15.000%, due 02/01/14		2,438,002
		Total Corporate Bonds/Notes
		(Cost $2,000,000)		2,438,002
		Total Long-Term Investments
		(Cost $443,340,509)		421,101,812
SHORT-TERM INVESTMENTS: 4.3%
		Commercial Paper: 4.3%
19,068,000		Societe Generale, 0.000%, due 10/01/09		19,067,979
		Total Short-Term Investments
		(Cost $19,067,979)		19,067,979
		Total Investments in Securities
		(Cost $462,408,488)*	99.5%	$440,169,791
		Other Assets and Liabilities - Net	0.5	1,998,858
		Net Assets	100.0%	$442,168,649

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $466,159,604.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$30,725,308
		Gross Unrealized Depreciation		(56,715,121)
		Net Unrealized Depreciation		$(25,989,813)

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Agriculture	$4,279,469	$—	$—	$4,279,469
Auto Manufacturers	722,524	—	—	722,524
Banks	47,217,245	—	—	47,217,245
Beverages	9,382,353	5,081,197	—	14,463,550
Building Materials	2,053,161	—	—	2,053,161
Chemicals	3,142,396	—	—	3,142,396
Coal	—	2,516,670	—	2,516,670
Commercial Services	15,394,447	992,971	—	16,387,418
Computers	7,813,255	—	—	7,813,255
Cosmetics/Personal Care	7,868,313	—	—	7,868,313
Diversified Financial Services	18,105,051	6,104,395	—	24,209,446
Electric	1,743,869	—	—	1,743,869
Electronics	8,201,228	—	—	8,201,228
Engineering & Construction	2,841,071	—	—	2,841,071
Food	1,229,919	—	—	1,229,919
Food Service	—	—	55	55
Forest Products & Paper	4,115,322	—	—	4,115,322
Healthcare - Products	12,631,856	—	—	12,631,856
Healthcare - Services	7,147,580	—	—	7,147,580
Holding Companies - Diversified	—	3,544,693	—	3,544,693
Housewares	—	662,245	—	662,245
Insurance	48,319,949	165,319	—	48,485,268
Internet	10,142,777	—	—	10,142,777
Leisure Time	3,221,150	—	—	3,221,150
Media	15,985,887	869,156	—	16,855,043
Mining	3,219,869	3,536,098	—	6,755,967
Miscellaneous Manufacturing	3,233,017	—	—	3,233,017
Oil & Gas	59,108,676	—	—	59,108,676
Packaging & Containers	7,204,092	—	—	7,204,092
Pharmaceuticals	24,987,548	—	—	24,987,548
Real Estate	1,365,961	2,407,630	—	3,773,591
Retail	34,515,920	—	—	34,515,920
Semiconductors	9,706,978	—	—	9,706,978
Software	11,516,776	—	—	11,516,776
Transportation	2,270,144	3,393,847	—	5,663,991
Total Common Stock	388,687,803	29,274,221	55	417,962,079
Convertible Bonds	—	701,731	—	701,731
Corporate Bonds/Notes	—	2,438,002	—	2,438,002
Short-Term Investments	—	19,067,979	—	19,067,979
Total Investments, at value	$388,687,803	$51,481,933	$55	$440,169,791

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning					Accrued	Total	Total Unrealized	Transfers	Transfers	Ending
	Balance					Discounts/	Realized	Appreciation/	Into	Out of	Balance
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 09/30/2009
Asset Table
Investments, at value
Common Stock	$55	$—	$—	$—	$—	$—	$—	$—	$—	$—	$55
Total Investments, at value	$55	$—	$—	$—	$—	$—	$—	$—	$—	$—	$55

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $-.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
MASTER FUND: 99.4%
20,392,614		Fidelity® VIP Contrafund® Portfolio		$397,044,190
		Total Investments in Master Fund
		(Cost $553,397,045)*	99.4%	$397,044,190
		Other Assets and Liabilities - Net	0.6	2,201,954
		Net Assets	100.0%	$399,246,144
	*	Cost for federal income tax purposes is $580,230,772.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(183,186,582)
		Net Unrealized Depreciation		$(183,186,582)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Master Fund	$397,044,190	$—	$—	$397,044,190
Total Investments, at value	$397,044,190	$—	$—	$397,044,190

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
MASTER FUND: 100.1%
2,337,302		Fidelity® VIP Equity-Income Portfolio		$38,004,524
		Total Investments in Master Fund
		(Cost $52,186,328)*	100.1%	$38,004,524
		Other Assets and Liabilities - Net	(0.1)	(37,048)
		Net Assets	100.0%	$37,967,476
	*	Cost for federal income tax purposes is $58,311,704.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(20,307,180)
		Net Unrealized Depreciation		$(20,307,180)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Master Fund	$38,004,524	$—	$—	$38,004,524
Total Investments, at value	$38,004,524	$—	$—	$38,004,524

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
MASTER FUND: 100.1%
1,052,113		Fidelity® VIP Growth Portfolio		$29,585,422
		Total Investments in Master Fund
		(Cost $38,360,372)*	100.1%	$29,585,422
		Other Assets and Liabilities - Net	(0.1)	(23,116)
		Net Assets	100.0%	$29,562,306
	*	Cost for federal income tax purposes is $40,212,844.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(10,627,422)
		Net Unrealized Depreciation		$(10,627,422)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Master Fund	$29,585,422	$—	$—	$29,585,422
Total Investments, at value	$29,585,422	$—	$—	$29,585,422

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
MASTER FUND: 99.3%
2,676,787		Fidelity® VIP Mid Cap Portfolio		$64,912,090
		Total Investments in Master Fund
		(Cost $80,611,696)*	99.3%	$64,912,090
		Other Assets and Liabilities - Net	0.7	457,681
		Net Assets	100.0%	$65,369,771
	*	Cost for federal income tax purposes is $85,960,878.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(21,048,788)
		Net Unrealized Depreciation		$(21,048,788)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Master Fund	$64,912,090	$—	$—	$64,912,090
Total Investments, at value	$64,912,090	$—	$—	$64,912,090

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.3%
1,452,244		ING International Index Portfolio - Class I		$11,734,131
4,018,374		ING Russell Large Cap Index Portfolio - Class I		33,794,527
337,700		ING Russell Mid Cap Index Portfolio - Class I		2,965,009
416,442		ING Russell Small Cap Index Portfolio - Class I		3,935,377
3,674,663		ING U.S. Bond Index Portfolio - Class I		38,767,697
		Total Investments in Affiliated Investment Companies
		(Cost $85,177,295)*	100.3%	$91,196,741
		Other Assets and Liabilities - Net	(0.3)	(250,584)
		Net Assets	100.0%	$90,946,157
	*	Cost for federal income tax purposes is $86,220,188.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,976,553
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$4,976,553

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$91,196,741	$—	$—	$91,196,741
Total Investments, at value	$91,196,741	$—	$—	$91,196,741

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.3%
1,837,342		ING International Index Portfolio - Class I		$14,845,725
4,246,031		ING Russell Large Cap Index Portfolio - Class I		35,709,122
470,707		ING Russell Mid Cap Index Portfolio - Class I		4,132,804
521,397		ING Russell Small Cap Index Portfolio - Class I		4,927,198
1,654,359		ING U.S. Bond Index Portfolio - Class I		17,453,486
		Total Investments in Affiliated Investment Companies
		(Cost $69,683,423)*	100.3%	$77,068,335
		Other Assets and Liabilities - Net	(0.3)	(249,660)
		Net Assets	100.0%	$76,818,675
	*	Cost for federal income tax purposes is $70,680,232.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,388,103
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$6,388,103

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$77,068,335	$—	$—	$77,068,335
Total Investments, at value	$77,068,335	$—	$—	$77,068,335

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
1,482,880		ING International Index Portfolio - Class I		$11,981,670
2,424,752		ING Russell Large Cap Index Portfolio - Class I		20,392,162
455,035		ING Russell Mid Cap Index Portfolio - Class I		3,995,206
472,250		ING Russell Small Cap Index Portfolio - Class I		4,462,763
579,949		ING U.S. Bond Index Portfolio - Class I		6,118,461
		Total Investments in Affiliated Investment Companies
		(Cost $40,614,462)*	100.2%	$46,950,262
		Other Assets and Liabilities - Net	(0.2)	(89,519)
		Net Assets	100.0%	$46,860,743
	*	Cost for federal income tax purposes is $41,588,149.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,362,113
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$5,362,113

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$46,950,262	$—	$—	$46,950,262
Total Investments, at value	$46,950,262	$—	$—	$46,950,262

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.4%
938,274		ING International Index Portfolio - Class I		$7,581,254
968,591		ING Russell Large Cap Index Portfolio - Class I		8,145,853
287,666		ING Russell Mid Cap Index Portfolio - Class I		2,525,710
313,443		ING Russell Small Cap Index Portfolio - Class I		2,962,040
90,428		ING U.S. Bond Index Portfolio - Class I		954,010
		Total Investments in Affiliated Investment Companies
		(Cost $19,189,539)*	100.4%	$22,168,867
		Other Assets and Liabilities - Net	(0.4)	(78,045)
		Net Assets	100.0%	$22,090,822
	*	Cost for federal income tax purposes is $19,765,522.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,403,345
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$2,403,345

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$22,168,867	$—	$—	$22,168,867
Total Investments, at value	$22,168,867	$—	$—	$22,168,867

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.5%
1,338,314		ING International Index Portfolio - Class I		$10,813,581
5,067,474		ING Russell Large Cap Index Portfolio - Class I		42,617,456
11,081,571		ING U.S. Bond Index Portfolio - Class I		116,910,572
		Total Investments in Affiliated Investment Companies
		(Cost $166,654,006)*	99.5%	$170,341,609
		Other Assets and Liabilities - Net	0.5	938,463
		Net Assets	100.0%	$171,280,072
	*	Cost for federal income tax purposes is $166,750,458.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,591,151
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$3,591,151

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$170,341,609	$—	$—	$170,341,609
Total Investments, at value	$170,341,609	$—	$—	$170,341,609

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.7%
		Advertising: 1.0%
175,601	@	Clear Channel Outdoor Holdings, Inc.	$1,229,207
30,300		Omnicom Group	1,119,282
			2,348,489
		Aerospace/Defense: 1.5%
19,000	@	Alliant Techsystems, Inc.	1,479,150
25,300		L-3 Communications Holdings, Inc.	2,032,096
			3,511,246
		Agriculture: 0.7%
20,800		Lorillard, Inc.	1,545,440
			1,545,440
		Apparel: 1.0%
31,000		VF Corp.	2,245,330
			2,245,330
		Auto Parts & Equipment: 0.6%
64,700		WABCO Holdings, Inc.	1,358,700
			1,358,700
		Banks: 7.4%
31,400		Bancorpsouth, Inc.	766,474
79,400		BB&T Corp.	2,162,856
19,200	L	City National Corp.	747,456
36,200		Cullen/Frost Bankers, Inc.	1,869,368
102,700		Keycorp	667,550
61,251	L	M&T Bank Corp.	3,817,162
17,400		Northern Trust Corp.	1,011,984
57,600		SunTrust Bank	1,298,880
316,913		Synovus Financial Corp.	1,188,424
100,800	L	TCF Financial Corp.	1,314,432
74,900		Wilmington Trust Corp.	1,063,580
47,100		Zions Bancorp.	846,387
			16,754,553
		Beverages: 0.4%
20,575		Brown-Forman Corp.	992,127
			992,127
		Chemicals: 4.9%
48,500		Airgas, Inc.	2,345,945
92,008		Albemarle Corp.	3,183,477
39,100		PPG Industries, Inc.	2,276,011
18,100		Sherwin-Williams Co.	1,088,896
40,000		Sigma-Aldrich Corp.	2,159,200
			11,053,529
		Commercial Services: 2.1%
108,000		H&R Block, Inc.	1,985,040
6,140		Washington Post	2,874,011
			4,859,051
		Computers: 1.5%
104,100		Jack Henry & Associates, Inc.	2,443,227
48,800	@	Lexmark International, Inc.	1,051,152
			3,494,379
		Distribution/Wholesale: 1.1%
64,000		Genuine Parts Co.	2,435,840
			2,435,840
		Diversified Financial Services: 1.1%
12,400	@	Affiliated Managers Group, Inc.	806,124
37,800		T. Rowe Price Group, Inc.	1,727,460
			2,533,584
		Electric: 7.1%
120,292		American Electric Power Co., Inc.	3,727,849
230,100		CMS Energy Corp.	3,083,340
29,300		NSTAR	932,326
68,219		Pacific Gas & Electric Co.	2,762,187
130,700		Westar Energy, Inc.	2,549,957
159,700		Xcel Energy, Inc.	3,072,628
			16,128,287
		Electrical Components & Equipment: 0.8%
26,300	@	Energizer Holdings, Inc.	1,744,742
			1,744,742
		Electronics: 3.7%
64,500		Amphenol Corp.	2,430,360
104,500	@	Arrow Electronics, Inc.	2,941,675
131,500	@, @@	Tyco Electronics Ltd.	2,929,820
			8,301,855
		Environmental Control: 1.8%
151,917		Republic Services, Inc.	4,036,435
			4,036,435
		Food: 3.4%
65,800		JM Smucker Co.	3,488,058

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
13,600		McCormick & Co., Inc.	$461,584
193,300		Safeway, Inc.	3,811,876
			7,761,518
		Gas: 1.6%
86,800		Energen Corp.	3,741,080
			3,741,080
		Healthcare - Products: 1.4%
46,900		Becton Dickinson & Co.	3,271,275
			3,271,275
		Healthcare - Services: 3.2%
68,600	@	Community Health Systems, Inc.	2,190,398
92,100	@	Coventry Health Care, Inc.	1,838,316
105,400	@	Lincare Holdings, Inc.	3,293,750
			7,322,464
		Household Products/Wares: 2.4%
26,700		Clorox Co.	1,570,494
63,000		Fortune Brands, Inc.	2,707,740
44,900		Jarden Corp.	1,260,343
			5,538,577
		Insurance: 12.3%
151,750		Assurant, Inc.	4,865,105
168,661		Cincinnati Financial Corp.	4,383,499
3,800	@@	Everest Re Group Ltd.	333,260
82,800		Loews Corp.	2,835,900
444,550		Old Republic International Corp.	5,414,618
163,396	@	OneBeacon Insurance Group Ltd.	2,245,061
101,000		Principal Financial Group, Inc.	2,766,390
55,500		Transatlantic Holdings, Inc.	2,784,435
93,200		WR Berkley Corp.	2,356,096
			27,984,364
		Internet: 0.4%
37,300	@	Expedia, Inc.	893,335
			893,335
		Lodging: 0.8%
67,990		Marriott International, Inc.	1,875,844
			1,875,844
		Media: 1.9%
75,900		Cablevision Systems Corp.	1,802,625
65,300		Scripps Networks Interactive - Class A	2,412,835
			4,215,460
		Metal Fabricate/Hardware: 1.4%
30,580		Precision Castparts Corp.	3,115,185
			3,115,185
		Mining: 0.4%
16,600		Vulcan Materials Co.	897,562
			897,562
		Miscellaneous Manufacturing: 3.0%
80,300		Carlisle Cos., Inc.	2,722,973
42,879	@	Cooper Industries PLC	1,610,964
36,600		Dover Corp.	1,418,616
27,600		Illinois Tool Works, Inc.	1,178,796
			6,931,349
		Oil & Gas: 3.4%
124,300	@	CVR Energy, Inc.	1,546,292
47,200		Devon Energy Corp.	3,177,976
69,800		EQT Corp.	2,973,480
			7,697,748
		Packaging & Containers: 1.5%
70,000		Ball Corp.	3,444,000
			3,444,000
		Pharmaceuticals: 0.6%
49,100	@	VCA Antech, Inc.	1,320,299
			1,320,299
		Pipelines: 3.9%
57,133		Kinder Morgan Management, LLC	2,705,248
60,400		Oneok, Inc.	2,211,848
214,997		Williams Cos., Inc.	3,841,996
			8,759,092
		Real Estate: 1.0%
193,450	@, @@	Brookfield Properties Co.	2,178,247
			2,178,247
		Retail: 6.6%
67,323	@, L	Autonation, Inc.	1,217,200
13,050	@	Autozone, Inc.	1,908,171
32,900	@	Bed Bath & Beyond, Inc.	1,235,066
37,153		Darden Restaurants, Inc.	1,268,032
158,700		Gap, Inc.	3,396,180
69,100		Staples, Inc.	1,604,502
48,300		Tiffany & Co.	1,860,999
64,600		TJX Cos., Inc.	2,399,890
			14,890,040
		Savings & Loans: 0.6%
86,300		People’s United Financial, Inc.	1,342,828
			1,342,828

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Semiconductors: 0.2%
20,400	@, @@	Avago Technologies Ltd.		$348,228
				348,228
		Telecommunications: 3.0%
69,200		CenturyTel, Inc.		2,325,120
103,900		Telephone & Data Systems, Inc.		3,083,752
146,821		Windstream Corp.		1,487,297
				6,896,169
		Transportation: 1.2%
17,700		Norfolk Southern Corp.		763,047
93,500	@@	Teekay Shipping Corp.		2,044,845
				2,807,892
		Water: 0.8%
90,700		American Water Works Co., Inc.		1,808,558
				1,808,558
		Total Common Stock
		(Cost $216,543,782)		208,384,701
REAL ESTATE INVESTMENT TRUSTS: 4.3%
		Diversified: 1.0%
36,141		Vornado Realty Trust		2,327,842
				2,327,842
		Forest Products & Paper: 0.2%
11,266		Rayonier, Inc.		460,892
				460,892
		Healthcare: 0.8%
48,100		Ventas, Inc.		1,851,850
				1,851,850
		Shopping Centers: 1.8%
156,400		Kimco Realty Corp.		2,039,456
53,100		Regency Centers Corp.		1,967,355
				4,006,811
		Storage: 0.5%
16,000		Public Storage, Inc.		1,203,840
				1,203,840
		Total Real Estate Investment Trusts
		(Cost $9,380,866)		9,851,235
		Total Long-Term Investments
		(Cost $225,924,648)		218,235,936
SHORT-TERM INVESTMENTS: 6.9%
		Affiliated Mutual Fund: 4.1%
9,256,013		ING Institutional Prime Money Market Fund - Class I		9,256,012
		Total Mutual Fund
		(Cost $9,256,012)		9,256,012

Principal Amount				Value
		Securities Lending Collateral(cc): 2.8%
$5,997,002		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$5,997,002
565,915		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		452,732
		Total Securities Lending Collateral
		(Cost $6,562,916)		6,449,734
		Total Short-Term Investments
		(Cost $15,818,928)		15,705,746
		Total Investments in Securities
		(Cost $241,743,576)*	102.9%	$233,941,682
		Other Assets and Liabilities - Net	(2.9)	(6,596,817)
		Net Assets	100.0%	$227,344,865

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $248,341,625.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$16,034,645
		Gross Unrealized Depreciation		(30,434,588)
		Net Unrealized Depreciation		$(14,399,943)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$208,384,701	$—	$—	$208,384,701
Real Estate Investment Trusts	9,851,235	—	—	9,851,235
Short-Term Investments	15,253,014	452,732	—	15,705,746
Total Investments, at value	$233,488,950	$452,732	$—	$233,941,682

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 100.1%
		Aerospace/Defense: 3.8%
234,370		L-3 Communications Holdings, Inc.	$18,824,598
			18,824,598
		Banks: 0.7%
171,376		Bank of America Corp.	2,899,682
2,646		Goldman Sachs Group, Inc.	487,790
			3,387,472
		Biotechnology: 23.0%
617,420	@	Amgen, Inc.	37,187,207
700,390	@	Biogen Idec, Inc.	35,383,703
608,000	@	Genzyme Corp.	34,491,840
174,160	@	Vertex Pharmaceuticals, Inc.	6,600,664
			113,663,414
		Computers: 3.2%
30,860	@	LaserCard Corp.	260,458
379,300	@, L	Sandisk Corp.	8,230,810
492,356	@	Seagate Technology, Inc.	7,488,735
			15,980,003
		Diversified Financial Services: 0.6%
118,750	L	Cohen & Steers, Inc.	2,850,000
			2,850,000
		Electronics: 1.9%
39,190	@	Dolby Laboratories, Inc.	1,496,666
352,558	@, @@	Tyco Electronics Ltd.	7,854,992
			9,351,658
		Engineering & Construction: 0.2%
17,870		Fluor Corp.	908,690
			908,690
		Entertainment: 0.1%
9,220	@	Ascent Media Corp.	236,032
			236,032
		Healthcare - Products: 3.7%
212,520	@	BioMimetic Therapeutics, Inc.	2,594,869
360,248	@@	Covidien PLC	15,584,328
			18,179,197
		Healthcare - Services: 6.1%
1,203,690		UnitedHealth Group, Inc.	30,140,398
			30,140,398
		Internet: 1.2%
558,315	@	Liberty Media Corp. - Interactive - Class A	6,124,716
			6,124,716
		Iron/Steel: 0.4%
44,480		Nucor Corp.	2,091,005
			2,091,005
		Media: 15.6%
947,000		Cablevision Systems Corp.	22,491,250
98,235		CBS Corp. - Class B	1,183,732
163,090		Comcast Corp. – Class A	2,754,590
1,536,635		Comcast Corp. – Special Class A	24,709,091
92,205	@	Discovery Communications, Inc. - Class A	2,663,802
92,205	@	Discovery Communications, Inc. - Class C	2,400,096
58,146	@	Liberty Global, Inc.	1,312,355
59,003	@	Liberty Global, Inc. - Series C	1,325,207
116,735	@	Liberty Media Corp. - Capital Shares A	2,442,096
387,100	@	Liberty Media Corp. - Entertainment	12,042,681
101,295	@	Viacom - Class B	2,840,312
89,460		World Wrestling Entertainment, Inc.	1,253,335
			77,418,547
		Mining: 0.8%
56,460		Freeport-McMoRan Copper & Gold, Inc.	3,873,721
			3,873,721
		Miscellaneous Manufacturing: 4.2%
267,420		Pall Corp.	8,632,318
355,088	@@	Tyco International Ltd.	12,243,434
			20,875,752
		Oil & Gas: 10.1%
799,395		Anadarko Petroleum Corp.	50,146,048
			50,146,048
		Oil & Gas Services: 10.0%
214,919	@	National Oilwell Varco, Inc.	9,269,456
1,944,430	@	Weatherford International Ltd.	40,308,032
			49,577,488
		Pharmaceuticals: 6.8%
129,830	@	Alkermes, Inc.	1,193,138
781,504	@	Forest Laboratories, Inc.	23,007,478
90,540	@	Isis Pharmaceuticals, Inc.	1,319,168
56,392	@@	Teva Pharmaceutical Industries Ltd. ADR	2,851,180
193,330	@	Valeant Pharmaceuticals International	5,424,840
			33,795,804

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Retail: 0.2%
184,500	@	Charming Shoppes, Inc.		$905,895
				905,895
		Semiconductors: 5.0%
479,320	@	Broadcom Corp.		14,710,331
94,200	@	Cree, Inc.		3,461,850
52,890	@	DSP Group, Inc.		430,525
307,240		Intel Corp.		6,012,687
				24,615,393
		Software: 1.5%
93,870	@	Advent Software, Inc.		3,778,268
156,970	@	Autodesk, Inc.		3,735,886
				7,514,154
		Telecommunications: 1.0%
112,217	@	Arris Group, Inc.		1,459,943
243,160	@@, L	Nokia OYJ ADR		3,554,999
				5,014,942
		Total Common Stock
		(Cost $472,818,841)		495,474,927

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.6%
		Securities Lending Collateral(cc): 0.6%
$2,658,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$2,658,001
154,628		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		123,702
		Total Short-Term Investments
		(Cost $2,812,629)		2,781,703
		Total Investments in Securities
		(Cost $475,631,470)*	100.7%	$498,256,630
		Other Assets and Liabilities - Net	(0.7)	(3,218,467)
		Net Assets	100.0%	$495,038,163

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $475,664,211.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$83,016,871
		Gross Unrealized Depreciation		(60,424,452)
		Net Unrealized Appreciation		$22,592,419

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$495,474,927	$—	$—	$495,474,927
Short-Term Investments	2,658,001	123,702	—	2,781,703
Total Investments, at value	$498,132,928	$123,702	$—	$498,256,630

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Australia: 0.1%
315,395		Aristocrat Leisure Ltd.	$1,453,071
			1,453,071
		Bermuda: 1.0%
920,100		XL Capital, Ltd.	16,064,946
			16,064,946
		Brazil: 1.9%
228,900		Cia de Bebidas das Americas ADR	18,829,314
548,300		Empresa Brasileira de Aeronautica SA ADR	12,578,002
			31,407,316
		Canada: 0.8%
430,900		Husky Energy, Inc.	12,130,319
			12,130,319
		Finland: 0.9%
568,900		Fortum OYJ	14,618,460
			14,618,460
		France: 6.8%
336,368		LVMH Moet Hennessy Louis Vuitton SA	33,926,103
135,006	@, L	NicOx SA	1,765,672
213,639		Sanofi-Aventis	15,754,986
158,888		Societe Generale	12,852,013
341,204		Technip SA	21,865,428
379,794		Total SA	22,574,942
			108,739,144
		Germany: 7.0%
185,342		Allianz AG	23,122,287
90,582		Bayer AG	6,269,906
238,887		Bayerische Motoren Werke AG	11,499,903
37,357		Linde AG	4,045,545
592,636		SAP AG	28,737,276
430,518		Siemens AG	39,642,454
			113,317,371
		India: 2.6%
928,313	@	Dish TV India Ltd.	860,365
85,700		HDFC Bank Ltd.	2,928,561
649,665		Infosys Technologies Ltd.	31,007,937
1,335,476		Zee Telefilms Ltd.	6,591,538
			41,388,401
		Italy: 1.5%
1,150,100	L	Bulgari S.p.A.	8,909,253
44,700		Lottomatica S.p.A.	1,002,589
56,500		Prysmian S.p.A.	1,062,754
192,225	L	Tod’s S.p.A.	13,151,539
			24,126,135
		Japan: 9.5%
79,600		Fanuc Ltd.	7,109,154
623,300		Hoya Corp.	14,685,050
3,428		KDDI Corp.	19,286,039
57,683	L	Keyence Corp.	12,289,499
97,900		Kyocera Corp.	9,043,561
351,300	L	Murata Manufacturing Co., Ltd.	16,586,798
104,300		Nidec Corp.	8,443,696
36,700		Nintendo Co., Ltd.	9,358,881
245,700		Secom Co., Ltd.	12,342,561
264,171		Seven & I Holdings Co., Ltd.	6,305,016
817,100		Sony Corp.	23,943,519
398,100		Sumitomo Mitsui Financial Group, Inc.	13,799,061
			153,192,835
		Mexico: 2.8%
4,785,200	@	Fomento Economico Mexicano SA de CV ADR	18,219,710
2,359,400	@	Grupo Modelo SA	8,785,911
982,900	L	Grupo Televisa SA ADR	18,272,111
			45,277,732
		Netherlands: 3.2%
871,383	L	European Aeronautic Defence and Space Co. NV	19,642,093
703,277		Koninklijke Philips Electronics NV	17,155,756
567,025		TNT NV	15,236,392
			52,034,241
		Norway: 0.6%
401,000		Tandberg ASA	9,630,611
			9,630,611
		Spain: 1.2%
342,200	L	Inditex SA	19,677,839
			19,677,839
		Sweden: 6.6%
1,487,300		Assa Abloy AB	24,179,941
944,575		Investor AB	17,293,102
6,438,520	L	Telefonaktiebolaget LM Ericsson	64,809,394
			106,282,437

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Switzerland: 6.5%
19,127	@	Basilea Pharmaceutica - Reg	$1,932,396
671,863		Credit Suisse Group	37,381,017
233,299		Nestle SA	9,959,688
234,552		Roche Holding AG - Genusschein	37,924,406
921,891	@	UBS AG - Reg	16,902,793
			104,100,300
		Taiwan: 2.0%
963,915		MediaTek, Inc.	16,021,241
8,000,111		Taiwan Semiconductor Manufacturing Co., Ltd.	15,832,224
			31,853,465
		Turkey: 0.5%
498,000		Turkcell Iletisim Hizmet AS ADR	8,899,260
			8,899,260
		United Kingdom: 9.0%
1,560,710		3i Group PLC	7,211,686
711,508		Burberry Group PLC	5,738,907
1,305,818		Cadbury PLC	16,761,751
597,879		Diageo PLC	9,198,460
2,279,098	L	HSBC Holdings PLC - Hong Kong	26,094,342
1,743,516		Prudential PLC	16,803,806
317,686		Reckitt Benckiser PLC	15,553,213
2,825,190		Tesco PLC	18,085,984
505,447		Unilever PLC	14,442,632
6,604,406		Vodafone Group PLC	14,836,503
			144,727,284
		United States: 32.6%
301,800		3M Co.	22,272,840
596,183	@	Adobe Systems, Inc.	19,697,886
614,000		Aetna, Inc.	17,087,620
420,500		Aflac, Inc.	17,972,170
800,400		Altera Corp.	16,416,204
519,400		Automatic Data Processing, Inc.	20,412,420
139,100		Boeing Co.	7,532,265
741,700		Carnival Corp.	24,683,776
271,400		Colgate-Palmolive Co.	20,702,392
1,025,200		Corning, Inc.	15,695,812
1,353,800	@	eBay, Inc.	31,963,218
291,200		Emerson Electric Co.	11,671,296
212,700	@, L	InterMune, Inc.	3,388,311
118,400		International Game Technology	2,543,232
913,000	@	Intuit, Inc.	26,020,500
1,337,100	@	Juniper Networks, Inc.	36,128,442
227,400		Linear Technology Corp.	6,283,062
110,500		Lockheed Martin Corp.	8,627,840
813,200		Maxim Integrated Products	14,751,448
393,200		McDonald’s Corp.	22,439,924
1,164,900		Microsoft Corp.	30,159,261
266,600		Raytheon Co.	12,788,802
133,000	@	Regeneron Pharmaceuticals, Inc.	2,566,900
49,300		Schering-Plough Corp.	1,392,725
456,854	@	Seattle Genetics, Inc.	6,409,662
391,900	@	Shuffle Master, Inc.	3,691,698
8,106,739	@, L	Sirius XM Radio, Inc.	5,147,779
1,740,600	@	SLM Corp.	15,178,032
349,200	@, L	Theravance, Inc.	5,112,288
548,400		Tiffany & Co.	21,129,852
232,679	@	Transocean, Ltd.	19,901,035
422,600		Wal-Mart Stores, Inc.	20,745,434
816,300		Walt Disney Co.	22,415,598
243,400	@	WellPoint, Inc.	11,527,424
			524,457,148
		Total Common Stock
		(Cost $1,537,590,205)	1,563,378,315
PREFERRED STOCK: 0.7%
		Germany: 0.7%
327,865		Bayerische Motoren Werke AG	10,895,817
		Total Preferred Stock
		(Cost $10,083,475)	10,895,817
RIGHTS: 0.0%
		India: 0.0%
1,528,003		Wire and Wireless India Ltd.	104,821
		Total Rights
		(Cost $-)	104,821

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
CONVERTIBLE BONDS: 0.1%
		United States: 0.1%
$1,890,000		Theravance, Inc., 3.000%, due 01/15/15		$1,608,863
		Total Convertible Bonds
		(Cost $1,890,000)		1,608,863

		Total Long-Term Investments
		(Cost $1,549,563,680)		1,575,987,816

Shares				Value
SHORT-TERM INVESTMENTS: 6.4%
		Affiliated Mutual Fund: 1.9%
29,642,157		ING Institutional Prime Money Market Fund - Class I		$29,642,157
		Total Mutual Fund
		(Cost $29,642,157)		29,642,157

Principal Amount				Value
		Securities Lending Collateral(cc): 4.5%
$69,806,021		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$69,806,021
3,820,850		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		3,056,681
		Total Securities Lending Collateral
		(Cost $73,626,872)		72,862,702
		Total Short-Term Investments
		(Cost $103,269,029)		102,504,859
		Total Investments in Securities
		(Cost $1,652,832,709)*	104.3%	$1,678,492,675
		Other Assets and Liabilities - Net	(4.3)	(68,588,114)
		Net Assets	100.0%	$1,609,904,561

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $1,672,706,748.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$209,886,298
		Gross Unrealized Depreciation		(204,100,371)
		Net Unrealized Appreciation		$5,785,927

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	3.8%
Apparel	1.2
Auto Manufacturers	1.4
Banks	6.8
Beverages	3.4
Biotechnology	1.0
Chemicals	0.6
Commercial Services	2.0
Computers	1.9
Cosmetics/Personal Care	1.3
Diversified Financial Services	0.9
Electric	0.9
Electrical Components & Equipment	0.8
Electronics	4.9
Entertainment	0.5
Food	3.7
Healthcare - Services	1.8
Holding Companies - Diversified	2.1
Home Furnishings	1.5
Household Products/Wares	1.0
Insurance	4.6
Internet	2.0
Investment Companies	1.1
Leisure Time	1.5
Machinery - Diversified	0.4
Media	3.3
Metal Fabricate/Hardware	1.5
Miscellaneous Manufacturing	3.8
Oil & Gas	3.4
Oil & Gas Services	1.4
Pharmaceuticals	3.8
Retail	6.2
Semiconductors	4.3
Software	6.5
Telecommunications	10.5
Toys/Games/Hobbies	0.6
Transportation	1.0
Venture Capital	0.5
Short-Term Investments	6.4
Other Assets and Liabilities - Net	(4.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$1,453,071	$—	$1,453,071
Bermuda	16,064,946	—	—	16,064,946
Brazil	31,407,316	—	—	31,407,316
Canada	12,130,319	—	—	12,130,319
Finland	—	14,618,460	—	14,618,460
France	—	108,739,144	—	108,739,144
Germany	—	113,317,371	—	113,317,371
India	—	41,388,401	—	41,388,401
Italy	—	24,126,135	—	24,126,135
Japan	—	153,192,835	—	153,192,835
Mexico	45,277,732	—	—	45,277,732
Netherlands	—	52,034,241	—	52,034,241
Norway	—	9,630,611	—	9,630,611
Spain	—	19,677,839	—	19,677,839
Sweden	—	106,282,437	—	106,282,437
Switzerland	—	104,100,300	—	104,100,300
Taiwan	—	31,853,465	—	31,853,465
Turkey	8,899,260	—	—	8,899,260
United Kingdom	—	144,727,284	—	144,727,284
United States	524,457,148	—	—	524,457,148
Total Common Stock	638,236,721	925,141,594	—	1,563,378,315
Preferred Stock	—	10,895,817	—	10,895,817
Rights	104,821	—	—	104,821
Convertible Bonds	—	1,608,863	—	1,608,863
Short-Term Investments	99,448,178	3,056,681	—	102,504,859
Total Investments, at value	$737,789,720	$940,702,955	$—	$1,678,492,675

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 29.9%
			Aerospace/Defense: 0.4%
	$555,000	S	Alliant Techsystems, Inc., 6.750%, due 04/01/16	$538,350
	715,000	S	BE Aerospace, Inc., 8.500%, due 07/01/18	734,663
	160,000		TransDigm Group, Inc., 7.750%, due 07/15/14	155,400
	368,000	S	United Technologies Corp., 6.125%, due 02/01/19	421,799
	163,000	S	United Technologies Corp., 6.125%, due 07/15/38	188,463
	400,000	S	Vought Aircraft Industries, Inc., 8.000%, due 07/15/11	398,000
				2,436,675
			Agriculture: 0.2%
	292,000	S	Altria Group, Inc., 9.700%, due 11/10/18	363,259
	300,000	@@, #, S	MHP SA, 10.250%, due 11/30/11	272,220
	214,000	S	Philip Morris International, Inc., 5.650%, due 05/16/18	228,175
				863,654
			Airlines: 0.2%
	455,000	S, I	American Airlines Pass-Through Trust, 7.858%, due 10/01/11	454,431
	125,000	S, I	American Airlines Pass-Through Trust, 10.375%, due 07/02/19	136,563
	255,000	#, I	American Airlines, Inc., 10.500%, due 10/15/12	259,463
	95,000		Delta Airlines, Inc., 9.500%, due 09/15/14	93,694
	405,000	#	Delta Airlines, Inc., 12.250%, due 03/15/15	379,688
				1,323,839
			Apparel: 0.1%
	595,000	S	Levi Strauss & Co., 9.750%, due 01/15/15	621,775
				621,775
			Auto Manufacturers: 0.2%
	134,000	S	Daimler Finance NA, LLC, 5.750%, due 09/08/11	140,812
	239,000	S	Daimler Finance NA, LLC, 5.875%, due 03/15/11	248,100
	725,000	S	Ford Motor Co., 7.450%, due 07/16/31	590,875
				979,787
			Auto Parts & Equipment: 0.2%
	825,000	#, S	Allison Transmission, Inc., 11.000%, due 11/01/15	812,625
	145,000	S	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	151,163
				963,788
			Banks: 4.8%
	930,000	@@, #, S	Banco BMG SA, 9.150%, due 01/15/16	976,500
	305,000	@@, #, S	Banco de Credito del Peru, 6.950%, due 11/07/21	306,525
	241,000	@@, #, S	Banco Hipotecario SA, 9.750%, due 04/27/16	184,365
MXN	1,007,479	@@, S	Banco Invex SA, 6.450%, due 03/13/34	241,005
	$445,000	S	Bank of America Corp., 4.900%, due 05/01/13	456,571
	1,100,000	S	Bank of America Corp., 5.650%, due 05/01/18	1,087,951
EUR	1,380,000	@@, S	Bank of Scotland PLC, 4.375%, due 07/13/16	2,045,060
EUR	755,000	@@, S	Bank of Scotland PLC, 4.500%, due 07/13/21	1,067,343
	$135,000	@@, S	Barclays Bank PLC, 5.200%, due 07/10/14	142,753
	160,000	@@, S	Barclays Bank PLC, 6.278%, due 12/29/49	120,000
	1,712,000	S	Citigroup, Inc., 5.500%, due 04/11/13	1,753,324
	232,000	S	Citigroup, Inc., 6.500%, due 08/19/13	243,750
	698,000	@@, S	Credit Suisse New York, 5.000%, due 05/15/13	739,317
	278,000	@@, S	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR), 4.875%, due 05/20/13	296,363
	400,000	@@, S	Export-Import Bank of Korea, 5.875%, due 01/14/15	422,656
	355,000	#, S	General Motors Acceptance Corp., 8.000%, due 11/01/31	289,325
	699,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	736,503
	664,000	S	Goldman Sachs Group, Inc., 7.500%, due 02/15/19	760,670
	335,000	@@, #, S	Hana Bank, 6.500%, due 04/09/12	359,208
	366,000	@@, S	HSBC Holdings PLC - Hong Kong, 6.800%, due 06/01/38	413,624
	210,000	@@, #, S	HSBK Europe BV, 7.250%, due 05/03/17	173,250
	2,550,000	@@, #, S	HSBK Europe BV, 9.250%, due 10/16/13	2,473,474
	1,000,000	@@, #, S	ICICI Bank Ltd., 6.375%, due 04/30/22	820,331
	961,000	S	JPMorgan Chase & Co., 6.400%, due 05/15/38	1,079,618
	440,000	@@, S	Korea Development Bank, 8.000%, due 01/23/14	503,342
	360,000	@@, #, S	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	365,400
	1,531,000	S	Morgan Stanley, 6.000%, due 04/28/15	1,623,200
	340,000	@@, #, S	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	351,356
	191,000	@@, S	UBS AG, 5.750%, due 04/25/18	194,434
	740,000	@@, #, S	VTB Capital SA, 6.875%, due 05/29/18	732,600
	2,365,000	@@, S	VTB Capital SA for Vneshtorgbank, 6.315%, due 02/04/15	2,328,120
	901,000	S	Wells Fargo & Co., 5.250%, due 10/23/12	961,988
EUR	353,000	S	WM Covered Bond Program, 3.875%, due 09/27/11	530,355
EUR	825,000	S	WM Covered Bond Program, 4.000%, due 09/27/16	1,183,795
EUR	90,000		WM Covered Bond Program, 4.375%, due 05/19/14	135,078
				26,099,154
			Beverages: 0.3%
BRL	860,000	@@, S	AmBev International Finance Co. Ltd., 9.500%, due 07/24/17	469,959
	$620,000	S	Cott Beverages USA, Inc., 8.000%, due 12/15/11	619,225
	164,000	@@, S	Diageo Capital PLC, 7.375%, due 01/15/14	190,237
	180,000	S	PepsiCo, Inc., 7.900%, due 11/01/18	227,676
				1,507,097
			Biotechnology: 0.0%
	172,000	S	Amgen, Inc., 5.700%, due 02/01/19	189,420
				189,420
			Building Materials: 0.1%
	190,000	#, S	USG Corp., 9.750%, due 08/01/14	199,500
	250,000	@@, #	Voto-Votorantim Overseas Trading Operations NV, 6.625%, due 09/25/19	250,313
				449,813
			Chemicals: 0.7%
	800,000	@@, #, S	Braskem Finance Ltd., 7.250%, due 06/05/18	804,000
	333,000	S	Dow Chemical Co., 7.600%, due 05/15/14	368,742
	144,000	S	EI Du Pont de Nemours & Co., 5.750%, due 03/15/19	159,063
	136,000	S	EI Du Pont de Nemours & Co., 6.000%, due 07/15/18	152,376
	250,000	S	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	216,250
	155,000	#	Huntsman International, LLC, 5.500%, due 06/30/16	132,525
	475,000	S	Huntsman International, LLC, 7.375%, due 01/01/15	433,438
	125,000	S	Huntsman International, LLC, 7.875%, due 11/15/14	117,188
	1,395,000	S	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	927,675
	235,000	S	Nalco Co., 8.875%, due 11/15/13	242,638
	190,000	S	PolyOne Corp., 8.875%, due 05/01/12	192,850
				3,746,745
			Coal: 0.2%
	380,000	#, S	Arch Coal, Inc., 8.750%, due 08/01/16	393,300
	500,000	S	Massey Energy Co., 6.875%, due 12/15/13	485,000
				878,300
			Commercial Services: 0.7%
	405,000	#, S	Altegrity, Inc., 10.500%, due 11/01/15	344,250
	170,000	S	Aramark Services, Inc., 8.500%, due 02/01/15	172,338
	850,000	S	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	769,250
	240,000	&, S	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	210,000
	255,000	S	Corrections Corp. of America, 7.750%, due 06/01/17	264,563
	360,000	S	Hertz Corp., 10.500%, due 01/01/16	376,200
	135,000	S	Iron Mountain, Inc., 7.750%, due 01/15/15	136,688
	190,000	S	Iron Mountain, Inc., 8.375%, due 08/15/21	196,650
	100,000	#, S	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	108,000
	310,000	S	Service Corp. International, 6.750%, due 04/01/15	305,350
	80,000	S, I	Service Corp. International, 7.000%, due 06/15/17	78,400
	440,000	S	United Rentals North America, Inc., 7.000%, due 02/15/14	385,000
	495,000	S	Valassis Communications, Inc., 8.250%, due 03/01/15	446,119
				3,792,808

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Computers: 0.5%
	$250,000	S	Affiliated Computer Services, Inc., 5.200%, due 06/01/15	$246,875
	346,000	S	International Business Machines Corp., 8.000%, due 10/15/38	483,313
	655,000	@@, #, S	Seagate Technology International, 10.000%, due 05/01/14	718,863
	105,000	@@, S	Seagate Technology, Inc., 6.800%, due 10/01/16	96,863
	690,000	S	Sungard Data Systems, Inc., 9.125%, due 08/15/13	700,350
	395,000	S	SunGard Data Systems, Inc., 10.250%, due 08/15/15	404,875
				2,651,139
			Cosmetics/Personal Care: 0.1%
	375,000	S	Elizabeth Arden, Inc., 7.750%, due 01/15/14	358,125
				358,125
			Diversified Financial Services: 2.4%
	332,000	S	American Express Credit Corp., 5.875%, due 05/02/13	352,295
	263,000	S	American Express Credit Corp., 7.300%, due 08/20/13	291,913
	893,492	@@, S	Autopistas Del Nordeste, 9.390%, due 04/15/24	540,563
EUR	132,000	S	BA Covered Bond Issuer, 4.250%, due 04/05/17	188,471
RUB	7,800,000	@@, S	Bank of Moscow, 7.250%, due 11/25/09	253,214
	$641,000	S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	733,216
	540,000	@@, #, S	C10 Capital, Ltd., 6.722%, due 12/31/49	427,407
	250,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	289,479
	289,000	S	Caterpillar Financial Services, 7.150%, due 02/15/19	335,700
	240,000	#, S, I	CCM Merger, Inc., 8.000%, due 08/01/13	198,000
	325,000	S	Ford Motor Credit Co., LLC, 7.500%, due 08/01/12	312,248
	840,000	S	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	808,003
	539,000	S	General Electric Capital Corp., 5.400%, due 09/20/13	580,016
	263,000	S	General Electric Capital Corp., 5.900%, due 05/13/14	282,297
	709,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	744,954
	149,000	S	HSBC Finance Corp., 4.750%, due 07/15/13	151,597
	248,000	S	HSBC Finance Corp., 5.700%, due 06/01/11	257,342
	1,430,731	@@, #, S	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,473,653
	221,000	S	International Lease Finance Corp., 6.375%, due 03/25/13	177,362
	161,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	127,768
	300,000	@@, #, S	ISA Capital do Brasil SA, 8.800%, due 01/30/17	324,000
MXN	520,065	@@, S	JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	93,162
	$1,500,000	@@, I	JSC Astana Finance, 9.160%, due 03/14/12	187,500
	855,000	S	Merrill Lynch & Co., Inc., 7.750%, due 05/14/38	966,489
	151,000	S	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	200,024
	740,000	S, L	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, due 04/01/17	759,425
	665,000	S	SLM Corp., 4.500%, due 07/26/10	646,281
	279,000	S	SLM Corp., 8.450%, due 06/15/18	222,818
	785,000	@@, +, S	Tiers Trust, 0.000%, due 06/15/97	321,727
	340,000	@@, #	TransCapitalInvest Ltd for OJSC AK Transneft, 5.670%, due 03/05/14	331,138
	440,000	+, S	Vanguard Health Holding Co. I, LLC, 0.000%, due 10/01/15	459,800
				13,037,862
			Electric: 2.0%
	155,000		AES Corp., 8.000%, due 10/15/17	156,744
	300,000	@@, #, S	Centrais Eletricas Brasileiras SA, 6.875%, due 07/30/19	325,500
	468,000	S	Consolidated Edison Co. of New York, Inc., 7.125%, due 12/01/18	556,066
	389,000	S	Dominion Resources, Inc., 6.400%, due 06/15/18	436,192
	247,000	S	Duke Energy Carolinas, LLC, 7.000%, due 11/15/18	296,119
	407,000	S	Duke Energy Corp., 6.300%, due 02/01/14	450,684
	765,000	S	Edison Mission Energy, 7.000%, due 05/15/17	642,600
JPY	30,000,000	@@	Electric Power, 1.800%, due 06/28/10	337,832
BRL	475,000	@@, #, S, I	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	284,206
	$300,000	@@, #, S	Empresas Publicas de Medellin ESP, 7.625%, due 07/29/19	326,250
	685,000	S	Energy Future Holdings, 10.875%, due 11/01/17	520,600
	150,000	S	FPL Group Capital, Inc., 6.000%, due 03/01/19	168,512
	133,000	S	Georgia Power Co., 5.950%, due 02/01/39	149,128
	1,365,000	@@, #, S	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,457,446
	465,000	@@, #, S	Majapahit Holding BV, 7.250%, due 10/17/11	485,925
	580,000	@@, #, S	Majapahit Holding BV, 7.750%, due 10/17/16	611,900
	200,000	@@, #, S	Majapahit Holding BV, 8.000%, due 08/07/19	214,500
	564,000	S	Midamerican Energy Holdings Co., 5.750%, due 04/01/18	609,813
	285,000	S	Mirant North America, LLC, 7.375%, due 12/31/13	285,000
	23,800,000	@@, S	National Power Corp., 5.875%, due 12/19/16	452,692
	220,000	#	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.875%, due 06/01/16	227,700
	400,000	S	NRG Energy, Inc., 7.375%, due 02/01/16	388,000
	250,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	242,500
	315,000	S	NRG Energy, Inc., 8.500%, due 06/15/19	316,969
	218,000	S	Pacific Gas & Electric Co., 8.250%, due 10/15/18	277,466
	605,000	S, L	RRI Energy, Inc., 7.625%, due 06/15/14	596,681
	270,000	S	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	195,750
				11,012,775
			Electronics: 0.2%
	466,000	@@, S	Flextronics International Ltd., 6.500%, due 05/15/13	456,680
	835,000	S, L	Sanmina-SCI Corp., 8.125%, due 03/01/16	784,900
				1,241,580
			Energy - Alternate Sources: 0.1%
	300,000	@@, #, S	Power Sector Assets & Liabilities Management Corp., 7.250%, due 05/27/19	321,000
				321,000
			Engineering & Construction: 0.1%
	380,000	@@, #, S	Odebrecht Finance Ltd., 9.625%, due 04/09/14	442,700
				442,700
			Entertainment: 0.7%
	405,000	S	AMC Entertainment, Inc., 8.000%, due 03/01/14	392,850
	150,000	#, S	Cinemark USA, Inc., 8.625%, due 06/15/19	155,813
	725,000	#, ±, S	Greektown Holdings, LLC, 10.750%, due 12/01/13	179,438
	392,000	S	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	350,840
	175,000	S	Marquee Holdings, Inc., 9.505%, due 08/15/14	145,688
	995,000	#, S	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	365,663
	225,000	S	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	187,313
	75,000	#, S	Peninsula Gaming LLC, 8.375%, due 08/15/15	75,375
	195,000	#, S	Peninsula Gaming LLC, 10.750%, due 08/15/17	196,950
	385,000	#, S	Penn National Gaming, Inc., 8.750%, due 08/15/19	387,888
	155,000	S	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	155,775
	75,000	#, S	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	75,750
	245,000	#, S	Pokagon Gaming Authority, 10.375%, due 06/15/14	256,025
	545,000	S	Warner Music Group, 7.375%, due 04/15/14	524,563
	130,000	#, S	Warner Music Group, 9.500%, due 06/15/16	137,800
				3,587,731
			Environmental Control: 0.1%
	485,000	S	Allied Waste North America, Inc., 7.375%, due 04/15/14	505,153
				505,153
			Food: 0.7%
	360,000	S	Chiquita Brands International, Inc., 7.500%, due 11/01/14	360,000
	370,000	S, L	Chiquita Brands International, Inc., 8.875%, due 12/01/15	382,950
	725,000	S	Dean Foods Co., 7.000%, due 06/01/16	694,188
	30,000	#	Del Monte Corp., 7.500%, due 10/15/19	30,450
	125,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	126,094
	605,000	S	Dole Food Co., Inc., 8.875%, due 03/15/11	608,781
	350,000	#, S	JBS USA LLC, 11.625%, due 05/01/14	378,000
	420,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	445,793
	163,000	S	Kroger Co., 7.500%, due 01/15/14	188,017
	630,000	S	Smithfield Foods, Inc., 7.000%, due 08/01/11	607,950
				3,822,223
			Forest Products & Paper: 0.2%
	240,000	@@, #, S	Celulosa Arauco y Constitucion SA, 7.250%, due 07/29/19	265,193
	180,000	S	Georgia-Pacific Corp., 7.700%, due 06/15/15	182,700

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Forest Products & Paper (continued)
	$475,000	#, S	Georgia-Pacific Corp., 8.250%, due 05/01/16	$495,188
	230,000	@@, #, S	PE Paper Escrow GmbH, 12.000%, due 08/01/14	248,856
				1,191,937
			Gas: 0.1%
	237,000	S	Sempra Energy, 9.800%, due 02/15/19	304,033
				304,033
			Healthcare: 0.0%
	95,000	S	HCP, Inc., 6.000%, due 01/30/17	88,851
	185,000	S	HCP, Inc., 6.700%, due 01/30/18	178,273
				267,124
			Healthcare - Products: 0.3%
	700,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	747,250
	485,000	S	DJO Finance,LLC/DJO Finance Corp., 10.875%, due 11/15/14	497,125
	95,000	@@, S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	97,138
	220,000	#	Inverness Medical Innovations, Inc., 7.875%, due 02/01/16	213,400
	320,000	&, S	Universal Hospital Services, Inc., 8.500%, due 06/01/15	315,200
				1,870,113
			Healthcare - Services: 1.1%
	355,000	#, S	Apria Healthcare Group, Inc., 11.250%, due 11/01/14	383,400
	185,000	#, S	Apria Healthcare Group, Inc., 12.375%, due 11/01/14	198,413
	740,000	S	Community Health Systems, Inc., 8.875%, due 07/15/15	760,350
	180,000	S	DaVita, Inc., 6.625%, due 03/15/13	179,100
	710,000	S	HCA, Inc., 6.375%, due 01/15/15	635,450
	190,000	#, S	HCA, Inc., 8.500%, due 04/15/19	199,500
	675,000	S	Healthsouth Corp., 10.750%, due 06/15/16	735,750
	670,000	#, S, I	Multiplan, Inc., 10.375%, due 04/15/16	649,900
	1,040,000	S	Select Medical Corp., 7.625%, due 02/01/15	978,900
	240,000	S	Tenet Healthcare Corp., 7.375%, due 02/01/13	238,800
	275,000	S	UnitedHealth Group, Inc., 6.875%, due 02/15/38	304,552
	231,000	&, S, I	US Oncology Holdings, Inc., 6.428%, due 03/15/12	202,125
	325,000	#, S	US Oncology, Inc., 9.125%, due 08/15/17	343,688
	210,000	S	Wellpoint, Inc., 6.375%, due 06/15/37	228,826
				6,038,754
			Home Builders: 0.1%
	160,000	S	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	124,000
	445,000	S	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	376,025
	125,000	#	Lennar Corp., 12.250%, due 06/01/17	153,125
				653,150
			Household Products/Wares: 0.1%
	95,000	#	ACCO Brands Corp., 10.625%, due 03/15/15	99,750
	640,000	S, L	Jarden Corp., 7.500%, due 05/01/17	625,600
				725,350
			Insurance: 0.2%
	609,000	S	American International Group, Inc., 8.250%, due 08/15/18	518,313
	206,000	S	Metlife, Inc., 6.817%, due 08/15/18	229,665
	115,000		Prudential Financial, Inc., 7.375%, due 06/15/19	128,568
				876,546
			Iron/Steel: 0.3%
	250,000	@@, #, I	CSN Islands XI Corp., 6.875%, due 09/21/19	252,813
	870,000	@@, #, S	Steel Capital SA for OAO Severstal, 9.750%, due 07/29/13	875,438
	320,000	S	Steel Dynamics, Inc., 7.375%, due 11/01/12	324,800
				1,453,051
			Leisure Time: 0.2%
	290,000	S, I	Leslie’s Poolmart, 7.750%, due 02/01/13	291,450
	465,000	S	Sabre Holdings Corp., 7.350%, due 08/01/11	466,163
	365,000	S	Travelport, LLC, 11.875%, due 09/01/16	335,800
				1,093,413
			Lodging: 0.4%
	395,000	S	Caesars Entertainment, Inc., 7.875%, due 03/15/10	396,975
	800,000	#, S	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	630,000
	220,000	#, S	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, due 06/01/17	227,150
	105,000		Las Vegas Sands Corp., 6.375%, due 02/15/15	94,500
	115,000	S	MGM Mirage, 8.500%, due 09/15/10	114,713
	145,000	S	MGM Mirage, Inc., 6.750%, due 04/01/13	121,981
	1,510,000	±, S	Station Casinos, Inc., 6.500%, due 02/01/14	60,400
	460,000	S, L	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	446,200
				2,091,919
			Machinery - Construction & Mining: 0.1%
	400,000	S	Terex Corp., 8.000%, due 11/15/17	369,000
				369,000
			Machinery - Diversified: 0.2%
	760,000	S	Case New Holland, Inc., 7.125%, due 03/01/14	748,600
	490,000	S, L	Manitowoc Co., Inc., 7.125%, due 11/01/13	426,300
				1,174,900
			Media: 1.1%
	350,000	S	Allbritton Communications Co., 7.750%, due 12/15/12	330,750
	615,000	&, #, S	American Media Operations, Inc., 14.000%, due 11/01/13	387,450
	30,000	S	Belo Corp., 6.750%, due 05/30/13	28,313
	325,000	S	Belo Corp., 7.750%, due 06/01/27	257,156
	645,000	±, S	CCH I, LLC, 11.000%, due 10/01/15	122,550
	235,000	±, S	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	265,550
	280,000	#, ±, S	Charter Communications Operating, LLC, 10.375%, due 04/30/14	287,000
	280,000	#, ±, S	Charter Communications, Inc., 12.875%, due 09/15/14	304,500
	402,000	S	Comcast Corp., 5.700%, due 05/15/18	423,368
	85,000	S	Fisher Communications, Inc., 8.625%, due 09/15/14	79,050
	980,000	S, L	LIN Television Corp., 6.500%, due 05/15/13	891,800
	390,000	#, S	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	402,675
	860,000	±, S, I	Medianews Group, Inc., 6.875%, due 10/01/13	2,236
	189,000	S	News America, Inc., 6.150%, due 03/01/37	185,530
	860,000	S	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	763,250
	270,000	S	Time Warner Cable, Inc., 6.200%, due 07/01/13	294,384
	161,000	S	Time Warner Cable, Inc., 8.750%, due 02/14/19	198,673
	286,000	S	Time Warner, Inc., 6.500%, due 11/15/36	293,591
	405,000	#, S	TL Acquisitions, Inc., 10.500%, due 01/15/15	384,244
				5,902,070
			Mining: 0.9%
	155,000	S	Alcoa, Inc., 6.750%, due 07/15/18	155,640
	343,000	@@, S	BHP Billiton Finance Ltd., 6.500%, due 04/01/19	398,672
	535,000	S	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	571,781
	575,000	@@, S	Novelis, Inc., 7.250%, due 02/15/15	500,250
	125,000	@@, #, S	Novelis, Inc., 11.500%, due 02/15/15	126,875
	266,000	@@, S	Rio Tinto Finance USA Ltd., 5.875%, due 07/15/13	286,839
	116,000	@@, S	Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	142,639
	485,000	@@, S	Teck Resources Ltd., 10.250%, due 05/15/16	550,475
	77,000	@@, S	Vale Overseas Ltd., 6.875%, due 11/21/36	79,851
	2,020,000	@@, S	Vedanta Resources PLC, 9.500%, due 07/18/18	1,999,800
				4,812,822
			Miscellaneous Manufacturing: 0.3%
	1,049,000	S	General Electric Co., 5.250%, due 12/06/17	1,078,316
	430,000	S, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	391,300
	169,000	@@, S	Tyco International Finance, 8.500%, due 01/15/19	206,346
				1,675,962
			Multi-National: 0.0%
	260,000	@@, S	Corp Andina de Fomento, 8.125%, due 06/04/19	302,973
				302,973
			Municipal: 0.2%
	1,190,000	@@, #, S	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	993,650
COP	516,000,000	@@, #, S	Santa Fe de Bogota DC, 9.750%, due 07/26/28	245,417
				1,239,067

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Office/Business Equipment: 0.0%
$195,000		S	Xerox Corp., 5.650%, due 05/15/13	$203,080
				203,080
			Oil & Gas: 3.8%
	236,000	S	Anadarko Petroleum Corp., 7.625%, due 03/15/14	269,531
	780,000	#, S	Atlas Energy Resources LLC, 10.750%, due 02/01/18	813,150
	250,000	S	Berry Petroleum Co., 8.250%, due 11/01/16	241,250
	345,000	S	Berry Petroleum Co., 10.250%, due 06/01/14	370,013
	330,000	S	Bill Barrett Co., 9.875%, due 07/15/16	348,975
	217,000	@@, S	Canadian Natural Resources Ltd., 6.750%, due 02/01/39	245,069
	635,000	S	Chesapeake Energy Corp., 6.875%, due 01/15/16	604,838
	170,000	S	Cimarex Energy Co., 7.125%, due 05/01/17	158,950
	90,000		Concho Resources, Inc., 8.625%, due 10/01/17	92,700
	568,000	S	ConocoPhillips, 6.500%, due 02/01/39	657,070
	80,000	#	Continental Resources, Inc., 8.250%, due 10/01/19	82,600
	550,000	S	Denbury Resources, Inc., 7.500%, due 12/15/15	548,625
	260,000	S	Forest Oil Corp., 7.250%, due 06/15/19	244,400
	465,000	#, S	Forest Oil Corp., 8.500%, due 02/15/14	470,813
	1,270,000	@@, #, S	Gaz Capital SA, 7.288%, due 08/16/37	1,193,800
	980,000	@@, #, S	Gaz Capital SA, 7.510%, due 07/31/13	1,040,919
	400,000	@@, #	Gaz Capital SA, 8.125%, due 07/31/14	430,000
	560,000	@@, S	Gaz Capital SA, 8.146%, due 04/11/18	594,328
	210,000	@@, #, S	Gaz Capital SA, 8.625%, due 04/28/34	230,475
	1,080,000	@@, #, S	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	1,177,200
	2,200,000	@@, #, S, L	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	2,612,500
	257,000	S	Marathon Oil Corp., 5.900%, due 03/15/18	269,038
	355,000	S	Mariner Energy, Inc., 11.750%, due 06/30/16	384,288
	285,000	S	Newfield Exploration Co., 6.625%, due 04/15/16	280,725
	680,000	@@, S	Pemex Project Funding Master Trust, 6.625%, due 06/15/38	642,600
	320,000	@@, S	Petrobras International Finance Co., 7.875%, due 03/15/19	370,800
	430,000	#, S	PetroHawk Energy Corp., 10.500%, due 08/01/14	464,400
	340,000	@@	Petroleos Mexicanos, 8.000%, due 05/03/19	389,980
	510,000	@@, #, S	Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, due 08/14/19	580,125
	40,000	S	Pioneer Natural Resources Co., 6.650%, due 03/15/17	38,265
	60,000	S	Pioneer Natural Resources Co., 6.875%, due 05/01/18	57,559
	825,000	S	Plains Exploration & Production Co., 10.000%, due 03/01/16	893,063
	225,000	S	Pride International, Inc., 8.500%, due 06/15/19	248,625
	265,000	S	Quicksilver Resources, Inc., 7.125%, due 04/01/16	231,213
	125,000	S	Quicksilver Resources, Inc., 8.250%, due 08/01/15	122,500
	345,000	S	Quicksilver Resources, Inc., 11.750%, due 01/01/16	382,088
	715,000	#, S	SandRidge Energy, Inc., 9.875%, due 05/15/16	748,963
	317,000	@@, S	Shell International Finance BV, 6.375%, due 12/15/38	377,784
	280,000		Southwestern Energy Co., 7.500%, due 02/01/18	284,200
	449,540	@@, #, S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	445,045
	415,000	#, S	Western Refining, Inc., 11.250%, due 06/15/17	394,250
	169,000	S	XTO Energy, Inc., 5.500%, due 06/15/18	174,705
	228,000	S	XTO Energy, Inc., 6.500%, due 12/15/18	252,145
				20,459,567
			Oil & Gas Services: 0.1%
	475,000	#, S	Helix Energy Solutions Group, Inc., 9.500%, due 01/15/16	477,375
	385,000	S	Key Energy Services, Inc., 8.375%, due 12/01/14	367,675
				845,050
			Packaging & Containers: 0.6%
	1,020,000	S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	976,650
	475,000	S	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	485,688
	515,000	S	Graham Packaging Co., Inc., 8.500%, due 10/15/12	522,725
	515,000	S	Graham Packaging Co., Inc., 9.875%, due 10/15/14	531,738
	730,000	#, S	Graphic Packaging International Corp., 9.500%, due 06/15/17	779,275
				3,296,076
			Pharmaceuticals: 0.2%
	210,000	@@, S	AstraZeneca PLC, 6.450%, due 09/15/37	247,959
	283,000	S	GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	334,820
	334,000	S	Pfizer, Inc., 7.200%, due 03/15/39	421,837
	246,000	S	Wyeth, 5.950%, due 04/01/37	271,863
				1,276,479
			Pipelines: 0.5%
	295,000	S	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	238,950
	920,000	S	Dynegy Holdings, Inc., 8.375%, due 05/01/16	864,800
	213,000	S	Enterprise Products Operating L.P., 6.500%, due 01/31/19	232,980
	630,000	S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	589,793
	115	#, S	Kern River Funding Corp., 4.893%, due 04/30/18	122
	276,000	S	Kinder Morgan Energy Partners LP, 6.000%, due 02/01/17	288,872
	222,000	@@, S	Trans-Canada Pipelines, 7.625%, due 01/15/39	284,234
	260,000	S	Williams Cos., Inc., 8.750%, due 03/15/32	298,945
				2,798,696
			Regional Malls: 0.0%
	240,000	S	Simon Property Group L.P., 5.300%, due 05/30/13	245,574
				245,574
			Retail: 0.5%
	755,000	S	Albertson’s, Inc., 8.000%, due 05/01/31	681,388
	174,000	S	CVS Caremark Corp., 6.600%, due 03/15/19	196,496
	354,000	S	Home Depot, Inc., 5.875%, due 12/16/36	344,597
	770,000	S	Rite Aid Corp., 7.500%, due 03/01/17	681,450
	235,000		Rite Aid Corp., 9.500%, due 06/15/17	191,525
	200,000	S	Wal-Mart Stores, Inc., 6.200%, due 04/15/38	228,422
	530,000	#, S	Wendy’s/Arby’s Restaurants LLC, 10.000%, due 07/15/16	565,775
				2,889,653
			Semiconductors: 0.1%
	370,000	S, L	Amkor Technology, Inc., 9.250%, due 06/01/16	382,950
				382,950
			Software: 0.2%
	830,000	S	First Data Corporation, 9.875%, due 09/24/15	770,863
	221,000	S	Oracle Corp., 5.750%, due 04/15/18	243,921
				1,014,784
			Telecommunications: 2.8%
MXN	8,400,000	@@, S	America Movil SAB de CV, 8.460%, due 12/18/36	479,886
	$620,000	#, S, L	American Tower Corp., 7.250%, due 05/15/19	640,150
	599,000	S	AT&T, Inc., 6.700%, due 11/15/13	679,258
	160,000	@@, #	Axtel SAB de CV, 9.000%, due 09/22/19	163,200
	218,000	@@, S	British Telecommunications PLC, 5.150%, due 01/15/13	227,284
	440,000	#, S	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17	457,600
	320,000		Cincinnati Bell, Inc., 8.250%, due 10/15/17	315,398
	675,000	#, S	Cricket Communications, Inc., 7.750%, due 05/15/16	688,500
	282,000	@@, S	Deutsche Telekom International Finance BV, 6.750%, due 08/20/18	316,273
	965,000	S	Frontier Communications Co., 6.250%, due 01/15/13	950,525
	325,000	@@, S	Intelsat Subsidiary Holding Co. Ltd, 8.500%, due 01/15/13	330,688
	375,000	S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	385,313
	1,025,000	S	Nextel Communications, Inc., 7.375%, due 08/01/15	925,063
	100,000	@@, S	NTL Cable PLC, 8.750%, due 04/15/14	102,500
	260,000	@@, S	NTL Cable PLC, 9.125%, due 08/15/16	268,450
	305,000	@@, S	NTL Cable PLC, 9.500%, due 08/15/16	322,538
	430,000		PAETEC Holding Corp., 9.500%, due 07/15/15	392,375
	375,000	S	Qwest Corp., 8.875%, due 03/15/12	396,563
	235,000	#, S	SBA Telecommunications, Inc., 8.000%, due 08/15/16	241,463
	140,000	#, S	SBA Telecommunications, Inc., 8.250%, due 08/15/19	144,900
	1,325,000	S	Sprint Capital Corp., 8.750%, due 03/15/32	1,258,750
	247,000	@@, S	Telecom Italia Capital SA, 7.721%, due 06/04/38	294,238
PEN	1,194,600	@@, #	Telefonica del Peru SAA, 8.000%, due 04/11/16	435,342
	$325,000	@@, #, S	Telemar Norte Leste SA, 9.500%, due 04/23/19	390,000

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$223,000	S	Verizon Communications, Inc., 6.900%, due 04/15/38	$254,817
578,000	S	Verizon Communications, Inc., 8.950%, due 03/01/39	794,349
1,130,000	@@, #, S	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	1,187,913
246,000	@@, S	Vodafone Group PLC, 5.625%, due 02/27/17	261,103
940,000	S, L	West Corp., 9.500%, due 10/15/14	925,900
30,000	#, I	Windstream Corp., 7.875%, due 11/01/17	30,000
380,000	S	Windstream Corp., 8.125%, due 08/01/13	392,350
485,000	S	Windstream Corp., 8.625%, due 08/01/16	498,338
			15,151,027
		Transportation: 0.3%
287,000	S	CSX Corp., 6.250%, due 04/01/15	317,720
11,000		CSX Corp., 7.375%, due 02/01/19	12,967
276,000	#, S	Norfolk Southern Corp., 5.750%, due 01/15/16	301,968
471,360	#, S	Panama Canal Railway Co., 7.000%, due 11/01/26	393,586
185,000	#, S	RailAmerica, Inc., 9.250%, due 07/01/17	194,713
270,000	@@, #, S	TGI International Ltd., 9.500%, due 10/03/17	291,600
			1,512,554
		Total Corporate Bonds/Notes
		(Cost $153,342,555)	162,950,817
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.9%
		Federal Home Loan Bank: 0.3%
1,490,000	S	3.625%, due 10/18/13	1,570,906
			1,570,906
		Federal Home Loan Mortgage Corporation##: 2.1%
204,280	S	0.693%, due 02/15/29	201,792
554,901	S	0.743%, due 03/15/32-01/15/33	547,907
182,016	S	1.193%, due 08/15/31-02/15/32	182,651
221,648	S	1.243%, due 02/15/32-03/15/32	222,340
500,000	S	2.500%, due 04/23/14	501,389
444,178	S	3.000%, due 02/15/30	448,612
41,220	S	3.500%, due 09/15/25	41,388
223,069	S	4.750%, due 01/15/31	232,844
3,996,822	S	5.000%, due 01/01/20-03/15/35	4,122,550
348,599	S	5.500%, due 01/01/18-11/15/25	362,616
1,150,506	S, ^	5.907%, due 07/15/25-07/15/35	121,607
465,000	W	6.000%, due 10/15/24	494,862
318,619	S, ^	6.000%, due 12/15/32-03/01/33	57,744
412,522	S	6.000%, due 05/15/17-02/01/34	436,320
1,474,290	S	6.500%, due 04/01/18-07/01/34	1,597,526
281,112	S	6.750%, due 02/15/24	304,481
423,998	S, ^	7.000%, due 03/15/28-04/15/28	83,594
371,820	S	7.000%, due 09/15/26	412,773
179,260	S, ^	7.007%, due 04/15/33	18,062
552,439	S, ^	7.407%, due 03/15/29	88,291
580,603	S, ^	7.457%, due 03/15/29	94,998
308,085	S	7.500%, due 09/15/22	334,322
720,016	S, ^	8.707%, due 08/15/29	106,472
87,860	S	23.491%, due 06/15/34	110,756
145,382	S	23.858%, due 08/15/35	193,169
			11,319,066
		Federal National Mortgage Association##: 5.7%
743,499	S, ^^, Z	0.190%, due 04/01/32	649,803
34,382	S	0.646%, due 11/25/33	33,700
58,131	S	0.744%, due 10/18/32	57,471
81,314	S	1.243%, due 02/15/32	81,564
787,350	S	1.246%, due 12/25/31-12/25/32	790,781
400,000	S	3.000%, due 09/16/14	407,070
9,278	S	4.000%, due 03/25/25	9,276
1,398,000		4.375%, due 10/15/15	1,504,937
1,734,000	W	4.500%, due 10/15/18-10/15/35	1,774,399
400,000	S	4.500%, due 08/25/25	412,643
3,874,000	W	5.000%, due 11/15/37	3,986,588
270,000	S	5.000%, due 01/25/20	287,954
1,327,616		5.303%, due 10/01/36	1,395,854
6,648,000	W	5.500%, due 10/15/18-10/15/35	6,956,052
2,171,372	S, ^	5.500%, due 06/25/33-06/01/35	271,323
675,739	S	5.500%, due 09/01/19-11/25/25	716,382
2,467,684	S, ^	5.804%, due 10/25/35	211,849
3,664,000	W	6.000%, due 10/15/20-10/14/39	3,874,631
2,239,856	S, ^	6.000%, due 12/01/32-09/01/35	390,311
1,083,706	S	6.000%, due 03/25/17-01/25/32	1,153,737
3,006,511	S, ^	6.324%, due 06/25/36	360,512
508,883	S, ^	6.454%, due 05/25/35-10/25/35	58,629
675,000	W	6.500%, due 10/01/31	721,512
1,020,713	S, ^	6.500%, due 02/01/32	203,908
1,345,078	S	6.500%, due 04/25/29-01/01/34	1,452,912
359,768	S, ^	6.504%, due 08/25/25-05/25/35	46,508
512,036	S, ^	6.984%, due 09/25/36	98,487
522,925	S, ^	7.000%, due 02/01/28-04/25/33	93,662
1,480,144	S	7.000%, due 09/01/14-04/01/34	1,631,884
1,938,066	S, ^	7.384%, due 03/25/23	233,907
212,393	S, ^	7.500%, due 01/01/24	39,188
381,563	S	7.500%, due 09/01/32-01/01/33	427,451
1,226,608	S, ^	7.504%, due 07/25/31-02/25/32	160,335
188,940	S, ^	7.704%, due 07/25/32	29,455
103,694	S, ^	8.004%, due 02/25/33	14,393
232,568	S	23.296%, due 06/25/36	305,388
138,910	S	23.664%, due 03/25/36	187,071
150,772	S	27.077%, due 04/25/35	207,510
			31,239,037
		Government National Mortgage Association: 0.7%
1,710,000	W	4.500%, due 03/15/39	1,735,650
340,053	S	5.000%, due 04/15/34	354,101
410,672	S	5.500%, due 04/15/33-04/15/34	434,014
243,852	S	6.000%, due 10/20/34	259,955
75,494	S	6.500%, due 02/20/35	80,414
877,481	S	8.000%, due 01/16/30-02/16/30	949,299
			3,813,433
		Other U.S. Agency Obligations: 0.1%
487,000	S, Z	Resolution Funding Corp., 5.340%, due 01/15/21	302,208
			302,208
		Total U.S. Government Agency Obligations
		(Cost $46,182,093)	48,244,650

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
55,000	S	4.500%, due 02/15/36	59,091
310,000	S	5.375%, due 02/15/31	368,416
		Total U.S. Treasury Obligations
		(Cost $392,175)	427,507
ASSET-BACKED SECURITIES: 0.8%
		Automobile Asset-Backed Securities: 0.1%
221,000	S	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	227,209
44,000	S	Capital Auto Receivables Asset Trust, 5.150%, due 09/17/12	43,188
222,000	S	Capital One Auto Finance Trust, 0.273%, due 05/15/13	217,849
125,000	S	Ford Credit Auto Owner Trust, 2.100%, due 11/15/11	126,091
			614,337

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Credit Card Asset-Backed Securities: 0.0%
$210,000	S	BA Credit Card Trust, 4.720%, due 05/15/13	$219,037
			219,037
		Home Equity Asset-Backed Securities: 0.2%
115,432	S	Argent Securities, Inc., 0.346%, due 10/25/36	66,416
226,496	S	Argent Securities, Inc., 0.726%, due 05/25/34	155,065
18,949	S	Centex Home Equity, 0.346%, due 06/25/36	18,614
70,695	S	Home Equity Mortgage Trust, 5.500%, due 01/25/37	6,503
176,000	S	Home Equity Mortgage Trust, 5.863%, due 06/25/35	41,772
90,000	S	Household Home Equity Loan Trust, 0.356%, due 03/20/36	84,085
73,968	S	Household Home Equity Loan Trust, 0.506%, due 01/20/35	64,026
310,000	S	MASTR Asset-Backed Securities Trust, 0.346%, due 08/25/36	101,707
218,947	S	Option One Mortgage Loan Trust, 0.346%, due 07/25/36	177,805
114,310	S	Residential Asset Securities Corp., 0.346%, due 09/25/36	108,841
33,586	#, S	Terwin Mortgage Trust, 4.500%, due 05/25/37	5,868
			830,702
		Other Asset-Backed Securities: 0.5%
46,590	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.806%, due 02/25/33	40,973
61,804	S	Citigroup Mortgage Loan Trust, Inc., 0.346%, due 10/25/36	58,601
245,000	S	CNH Equipment Trust, 2.970%, due 03/15/13	249,109
230,000	S	Countrywide Asset-Backed Certificates, 0.366%, due 06/25/47	151,673
48,406	S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	38,035
345,604	S	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	270,479
13,540	S	Countrywide Home Equity Loan Trust, 0.393%, due 11/15/36	2,648
38,819	S	Countrywide Home Equity Loan Trust, 0.473%, due 12/15/35	12,101
150,436	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.336%, due 07/25/36	142,040
74,096	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.356%, due 06/25/36	56,149
155,793	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.366%, due 09/25/26	17,168
1,110,000	@@, #, S, I	ICE EM CLO, 2.551%, due 08/15/22	610,500
930,000	@@, S	ICE EM CLO, 3.851%, due 08/15/22	325,500
930,000	@@, #, S, I	ICE EM CLO, 5.851%, due 08/15/22	232,500
74,055	S	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	65,534
114,561	S	Securitized Asset-Backed Receivables, LLC Trust, 0.476%, due 02/25/37	48,592
320,000	@@, #, S, I	Start CLO Ltd., 17.322%, due 06/07/11	224,000
55,558	S	Wells Fargo Home Equity Trust, 0.346%, due 07/25/36	54,681
			2,600,283
		Total Asset-Backed Securities
		(Cost $6,731,045)	4,264,359
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.5%
650,000	S	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	444,343
1,130,000	S	Banc of America Commercial Mortgage, Inc., 6.002%, due 02/10/51	814,535
590,000	S	Banc of America Commercial Mortgage, Inc., 6.354%, due 02/10/51	536,331
420,000	S	Banc of America Commercial Mortgage, Inc., 6.397%, due 02/10/51	286,587
743,478	S, I	Bear Stearns Adjustable Rate Mortgage Trust, 3.940%, due 05/25/34	575,996
345,991	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.983%, due 11/25/34	330,307
525,000	S	Bear Stearns Commercial Mortgage Securities, 5.613%, due 06/11/50	525,292
436,474	S	Chase Mortgage Finance Corp., 4.568%, due 02/25/37	406,906
670,000	S	Chase Mortgage Finance Corp., 6.000%, due 11/25/36	504,594
844	S	Chaseflex Trust, 0.346%, due 09/25/36	841
180,000	S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	181,441
490,000	S	Citigroup Commercial Mortgage Trust, 5.916%, due 03/15/49	448,469
998,044	S	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	790,181
606,389	S, I	Citigroup Mortgage Loan Trust, Inc., 4.954%, due 05/25/35	451,497
1,154,043	S	Citigroup Mortgage Loan Trust, Inc., 5.189%, due 08/25/35	720,365
671,886	S	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	158,508
1,277,064	S	Citigroup Mortgage Loan Trust, Inc., 5.528%, due 03/25/36	874,002
589,908	S	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	203,957
1,350,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	1,344,947
970,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.366%, due 12/11/49	661,904
418,369	S	Citimortgage Alternative Loan Trust, 5.500%, due 10/25/21	359,398
815,936	S	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	599,596
2,113,682	S	Countrywide Alternative Loan Trust, 6.000%, due 02/25/37	1,431,543
213,779	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.445%, due 01/25/36	56,099
33,760	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.497%, due 12/20/35	22,898
540,000	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	409,480
512,262	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	469,954
310,000	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	223,723
475,828	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 12/25/35	379,860
416,521	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 5.724%, due 06/25/47	281,940
606,295	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 5.922%, due 09/25/47	134,270
163,327	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 5.955%, due 09/25/37	38,839
2,551,317	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 6.073%, due 09/25/47	1,623,618
550,588	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 6.073%, due 09/25/47	109,929
411,581	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 6.157%, due 09/25/37	111,584
122,561	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 6.207%, due 11/25/37	28,088
130,785	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 6.395%, due 11/25/37	26,620
250,000	S	Credit Suisse Mortgage Capital Certificates, 5.912%, due 06/15/39	198,067
261,840	#, S, I	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.746%, due 01/27/37	79,698
193,151	S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	128,598
155,138	S	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	107,814
801,499	S	First Horizon Mortgage Pass-through Trust, 6.114%, due 11/25/37	548,057
358,987	S	GE Capital Commercial Mortgage Corp., 4.433%, due 07/10/39	363,287
233,000	S, I	GMAC Commercial Mortgage Securities, Inc., 4.690%, due 05/15/30	232,885
1,235,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,115,116
310,000	S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	273,210
444,387	S	GSR Mortgage Loan Trust, 3.716%, due 09/25/35	340,930
141,990	S	GSR Mortgage Loan Trust, 3.837%, due 05/25/34	112,596
645,417	S	GSR Mortgage Loan Trust, 4.558%, due 09/25/35	574,546
624,854	S	GSR Mortgage Loan Trust, 5.338%, due 11/25/35	495,081
478,148	S, I	GSR Mortgage Loan Trust, 5.799%, due 03/25/37	316,031
94,000	S	Indymac Index Mortgage Loan Trust, 5.233%, due 01/25/36	22,213
490,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	469,162
700,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	591,861
920,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	792,780
1,090,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, due 06/12/47	748,508
1,430,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.068%, due 02/12/51	1,030,474
850,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.798%, due 02/12/51	432,535
2,190	S	JPMorgan Commercial Mortgage Finance Corp., 7.770%, due 10/15/32	2,189
272,326	S	JPMorgan Mortgage Trust, 4.438%, due 11/25/33	261,414
873,012	S, I	JPMorgan Mortgage Trust, 5.294%, due 07/25/35	811,420
437,266	S	JPMorgan Mortgage Trust, 5.676%, due 04/25/36	127,745
157,939	S	JPMorgan Mortgage Trust, 5.774%, due 01/25/37	111,353
271,072	S, I	JPMorgan Mortgage Trust, 5.996%, due 05/25/37	38,411
450,000	S	LB-UBS Commercial Mortgage Trust, 6.318%, due 04/15/41	319,003
1,720,000	S	LB-UBS Commercial Mortgage Trust, 6.374%, due 09/15/45	1,248,098
589,169	S	MASTR Adjustable Rate Mortgages Trust, 4.337%, due 04/25/36	405,075
27,306	S	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	23,375
198,636	S	Merrill Lynch Mortgage Investors Trust, 4.479%, due 02/25/35	178,401
807,208	S	MLCC Mortgage Investors, Inc., 6.080%, due 10/25/36	694,294
680,000	S	Morgan Stanley Capital I, 5.360%, due 11/12/41	517,788
540,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	463,609
25,410	S	Residential Accredit Loans, Inc., 5.371%, due 04/25/35	5,660
60,650	S	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	60,172
69,160	S	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	65,291
600,000	S	Residential Asset Securitization Trust, 5.500%, due 12/25/35	445,088
969,879	S	Residential Asset Securitization Trust, 6.000%, due 06/25/35	714,330

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
$173,767		S	Residential Asset Securitization Trust, 6.250%, due 11/25/36	$114,315
457,307		S, I	Residential Funding Mortgage Securities I, 5.756%, due 07/27/37	81,775
417,000		S	SLM Student Loan Trust, 0.699%, due 06/15/39	146,146
111,946		S, I	Structured Asset Mortgage Investments, Inc., 0.996%, due 09/19/32	18,697
2,096,184		S	Suntrust Adjustable Rate Mortgage Loan Trust, 5.830%, due 02/25/37	1,386,105
296,000		S	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	294,309
910,000		S	Wachovia Bank Commercial Mortgage Trust, 6.100%, due 02/15/51	751,847
430,000		S	Wachovia Bank Commercial Mortgage Trust, 6.149%, due 05/15/46	230,404
245,183		S, I	Washington Mutual Mortgage Pass-through Certificates, 1.741%, due 11/25/46	115,487
176,897		S, I	Washington Mutual Mortgage Pass-through Certificates, 2.151%, due 04/25/47	74,839
209,290		S	Washington Mutual Mortgage Pass-through Certificates, 2.881%, due 09/25/33	194,753
547,508		S	Washington Mutual Mortgage Pass-through Certificates, 4.822%, due 10/25/35	444,393
1,877,149		S	Washington Mutual Mortgage Pass-through Certificates, 5.320%, due 03/25/37	1,476,544
2,825,636		S	Washington Mutual Mortgage Pass-through Certificates, 5.392%, due 02/25/37	1,820,542
1,672,500		S	Washington Mutual Mortgage Pass-through Certificates, 5.499%, due 09/25/36	1,256,654
1,940,289		S	Washington Mutual Mortgage Pass-through Certificates, 5.564%, due 12/25/36	1,249,758
849,789		S	Washington Mutual Mortgage Pass-through Certificates, 5.667%, due 06/25/37	558,011
1,847,658		S	Washington Mutual Mortgage Pass-through Certificates, 5.737%, due 02/25/37	1,340,615
498,240		S	Washington Mutual Mortgage Pass-through Certificates, 5.790%, due 07/25/37	311,878
608,845		S	Washington Mutual Mortgage Pass-through Certificates, 5.922%, due 09/25/36	503,921
425,036		S	Wells Fargo Mortgage-Backed Securities Trust, 3.412%, due 10/25/34	400,870
503,098		S	Wells Fargo Mortgage-Backed Securities Trust, 3.818%, due 04/25/36	359,495
186,748		S	Wells Fargo Mortgage-Backed Securities Trust, 4.256%, due 11/25/34	83,697
138,133		S, I	Wells Fargo Mortgage-Backed Securities Trust, 4.393%, due 07/25/36	40,710
289,603		S	Wells Fargo Mortgage-Backed Securities Trust, 4.418%, due 10/25/35	251,257
862,822		S	Wells Fargo Mortgage-Backed Securities Trust, 4.525%, due 02/25/35	774,843
266,016		S	Wells Fargo Mortgage-Backed Securities Trust, 5.031%, due 03/25/36	217,868
378,545		S	Wells Fargo Mortgage-Backed Securities Trust, 5.094%, due 03/25/36	313,271
378,540		S	Wells Fargo Mortgage-Backed Securities Trust, 5.240%, due 04/25/36	291,573
522,269		S, I	Wells Fargo Mortgage-Backed Securities Trust, 5.557%, due 07/25/36	135,449
2,990,958		S	Wells Fargo Mortgage-Backed Securities Trust, 5.592%, due 07/25/36	2,237,375
373,415		S, I	Wells Fargo Mortgage-Backed Securities Trust, 5.600%, due 07/25/36	91,879
736,261		S, I	Wells Fargo Mortgage-Backed Securities Trust, 5.600%, due 07/25/36	550,006
1,830,000		S	Wells Fargo Mortgage-Backed Securities Trust, 5.747%, due 09/25/36	1,186,568
826,969		S	Wells Fargo Mortgage-Backed Securities Trust, 6.100%, due 09/25/36	655,949
			Total Collateralized Mortgage Obligations
			(Cost $64,805,383)	51,996,410
OTHER BONDS: 24.4%
			Event Linked Notes: 1.1%
500,000		#, S	Akibare Ltd. - Catastrophe Linked Class A Floating Rate Nts., 3-month USD LIBOR +2.950%, 05/22/12	486,400
250,000		#, S	Atlas V Capital Ltd., 11.790%, due 02/24/12	252,500
479,000		#, S	East Lane Re III Ltd., 10.540%, due 03/16/12	497,765
360,000		#, S	Fhu-Jin Ltd. - Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	353,844
750,000		#, S	Lakeside RE Ltd. - Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +6.500%, 12/31/09	749,700
250,000		#, S	Medquake Ltd. - Catastrophe Linked Class B Floating Rate Nts., 3-month USD-LIBOR +5.100%, 05/31/10	245,813
250,000		#, S	Midori Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12	239,825
250,000		#, S, I	Muteki Ltd. - Catastrophe Linked Floating Rate Nts., Japan Earthquake, 3-month USD-LIBOR +4.400%, 05/24/11	239,538
630,000		#, S	Nelson RE Ltd. - Catastrophe Linked Class A Series 2007-I Floating Rate Nts., 3-month USD-LIBOR+11.900%, 06/21/10	618,534
500,000		#, S	Osiris Capital PLC - Mortality Index Catastrophe Linked Nts. Series D3, 3-month USD-LIBOR +5.000%, 01/15/10	498,200
250,000		#, S	Residential RE 2007 - Catastrophe Linked Class 3 Floating Rate Nts., 3-month USD-LIBOR +12.250%, 06/07/10	255,600
450,000		#, S	Residential Reinsurance Ltd. - Class 2 Floating Rate Catastrophe Linked Nts., US Hurricane and US Earthquake, 3-month USD-LIBOR +11.500%, 06/06/11	431,944
701,000		#, S, I	Vega Capital LTD. - Class D Catastrophe Linked Nts., 0.000%*, 06/24/11	928,825
680,000		#, ±, S	Willow RE Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +5.125%, 06/16/10	457,300
				6,255,788
			Foreign Government Bonds: 23.3%
EGP	3,885,000	#, S	Arab Republic of Egypt, 8.750%, due 07/18/12	713,168
	$1,290,000	S	Argentina Government International Bond, 0.000%, due 12/15/35	92,235
	1,294,000	S	Argentina Government International Bond, 6.510%, due 03/28/11	1,175,923
	1,590,000	S	Argentina Government International Bond, 7.000%, due 10/03/15	1,148,775
	710,000	#, S	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, due 06/16/18	749,938
EUR	180,000	S	Belgium Government International Bond, 5.000%, due 03/28/35	290,542
BRL	595,000		Brazil Notas do Tesouro Nacional, 6.000%, due 05/15/45	611,251
BRL	9,867,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	5,544,096
BRL	6,570,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14	3,524,514
BRL	15,547,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	7,917,992
EUR	1,345,000	S	Bundesrepublik Deutschland, 3.500%, due 07/04/19	2,014,172
EUR	2,121,000	S	Bundesrepublik Deutschland, 3.750%, due 07/04/13	3,285,430
EUR	410,000		Bundesrepublik Deutschland, 4.750%, due 07/04/40	684,440
	$200,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.650%, due 09/07/11	179,000
	850,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	646,000
DKK	1,255,000		Denmark Government International Bond, 4.000%, due 11/15/17	257,626
EGP	2,050,000	Z	Egypt Treasury Bills, 8.350%, due 11/03/09	369,678
EGP	2,900,000	Z	Egypt Treasury Bills, 8.730%, due 11/03/09	522,773
EGP	1,350,000	Z	Egypt Treasury Bills, 8.740%, due 10/20/09	244,179
EGP	4,100,000	Z	Egypt Treasury Bills, 8.860%, due 12/08/09	732,740
EGP	450,000	Z	Egypt Treasury Bills, 9.120%, due 11/10/09	80,959
EGP	9,075,000	S, Z	Egypt Treasury Bills, 9.350%, due 11/10/09	1,632,028
	$550,000	S	Federative Republic of Brazil, 5.875%, due 01/15/19	594,000
	1,540,000	S	Federative Republic of Brazil, 6.000%, due 01/17/17	1,673,980
	2,247,778	S	Federative Republic of Brazil, 8.000%, due 01/15/18	2,614,166
	415,000	S	Federative Republic of Brazil, 8.875%, due 10/14/19	540,538
EUR	905,000	S	French Treasury Note, 1.500%, due 09/12/11	1,329,902
EUR	395,000		Government of France, 3.750%, due 10/25/19	588,658
EUR	395,000	S	Government of France, 4.000%, due 10/25/38	570,607
EUR	935,000	S	Hellenic Republic Government International Bond, 4.600%, due 05/20/13	1,450,800
HUF	81,200,000	S	Hungary Government International Bond, 5.500%, due 02/12/14	407,650
HUF	12,000,000		Hungary Government International Bond, 6.000%, due 10/12/11	63,580
HUF	291,000,000	S	Hungary Government International Bond, 6.000%, due 10/24/12	1,518,835
HUF	180,000,000		Hungary Government International Bond, 6.500%, due 06/24/19	889,321
HUF	45,000,000		Hungary Government International Bond, 6.750%, due 04/12/10	243,757
HUF	224,300,000	S	Hungary Government International Bond, 6.750%, due 04/22/11	1,205,649
HUF	70,000,000		Hungary Government International Bond, 6.750%, due 02/12/13	372,622
HUF	30,300,000		Hungary Government International Bond, 6.750%, due 02/24/17	155,166
HUF	129,000,000		Hungary Government International Bond, 7.250%, due 06/12/12	697,978
HUF	6,000,000		Hungary Government International Bond, 7.500%, due 02/12/11	32,735
HUF	312,000,000	S	Hungary Government International Bond, 8.000%, due 02/12/15	1,722,281
	$178,000	#, S	Indonesia Government International Bond, 6.750%, due 03/10/14	193,575
	1,210,000	#, S	Indonesia Government International Bond, 6.875%, due 01/17/18	1,312,850
	489,000	#, S	Indonesia Government International Bond, 7.250%, due 04/20/15	544,013
	360,000	#, S	Indonesia Government International Bond, 7.750%, due 01/17/38	401,400
	990,000	#, S	Indonesia Government International Bond, 8.500%, due 10/12/35	1,202,850
	360,000	#, S	Indonesia Government International Bond, 10.375%, due 05/04/14	440,100
	289,000	#, S	Indonesia Government International Bond, 11.625%, due 03/04/19	408,213
ILS	3,700,000	S	Israel Government International Bond, 7.500%, due 03/31/14	1,175,375
EUR	1,051,000	S	Italy Buoni Poliennali Del Tesoro, 3.750%, due 12/15/13	1,597,084
EUR	565,000		Italy Buoni Poliennali Del Tesoro, 5.250%, due 08/01/11	883,755
JPY	152,000,000	S	Japan Government 10-Year Bond, 1.500%, due 06/20/19	1,731,044
JPY	171,000,000	S	Japan Government 10-Year Bond, 1.700%, due 09/20/16	2,016,310
JPY	61,000,000	S	Japan Government 10-Year Bond, 2.000%, due 03/20/16	731,993
JPY	233,500,000	S	Japan Government 5-Year Bond, 1.500%, due 06/20/13	2,704,050
JPY	214,000,000	S	Japan Government Twenty Year Bond, 2.100%, due 06/20/29	2,412,215
JPY	99,000,000		Japan Government Two Year Bond, 0.200%, due 10/15/11	1,101,997
MXN	37,200,000	S	Mexican Bonos, 7.750%, due 12/14/17	2,745,970
MXN	12,200,000		Mexican Bonos, 8.000%, due 12/17/15	920,401
MXN	49,440,000	S	Mexico Government International Bond, 8.000%, due 12/19/13	3,768,532
MXN	11,000,000	S	Mexico Government International Bond, 9.500%, due 12/18/14	887,368

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
			Event Linked Notes (continued)
MXN	29,500,000	S	Mexico Government International Bond, 10.000%, due 12/05/24	$2,526,854
	$200,000	S	Mexico Government International Bond, 5.625%, due 01/15/17	208,600
EUR	285,000	S	Netherlands Government International Bond, 5.000%, due 07/15/11	444,867
AUD	130,000		New South Wales Treasury Corp., 5.500%, due 08/01/14	113,917
AUD	90,000		New South Wales Treasury Corp., 6.000%, due 05/01/12	81,009
NOK	1,105,000	S	Norway Government International Bond, 6.500%, due 05/15/13	210,863
	$65,000	S	Panama Government International Bond, 6.700%, due 01/26/36	72,150
	435,000	S	Panama Government International Bond, 7.125%, due 01/29/26	503,513
	1,470,000	S	Panama Government International Bond, 7.250%, due 03/15/15	1,686,825
	240,000	S	Panama Government International Bond, 8.875%, due 09/30/27	314,064
	450,000		Panama Government International Bond, 9.375%, due 04/01/29	616,500
	400,000	S	Peru Government International Bond, 7.350%, due 07/21/25	469,000
	3,800,000	S	Peru Government International Bond, 7.840%, due 08/12/20	1,556,731
PEN	4,570,000	S	Peru Government International Bond, 8.600%, due 08/12/17	1,964,406
PEN	3,550,000	S	Peru Government International Bond, 9.910%, due 05/05/15	1,581,009
	$455,000	S	Peru Government International Bond, 12.250%, due 08/10/11	188,032
400,000		S	Philippine Government International Bond, 7.750%, due 01/14/31	456,500
200,000		S	Philippine Government International Bond, 9.000%, due 02/15/13	234,500
PLN	2,605,000	S	Poland Government International Bond, 4.250%, due 05/24/11	900,644
PLN	1,095,000	I	Poland Government International Bond, 5.750%, due 04/25/14	382,473
PLN	635,000	S	Poland Government International Bond, 5.750%, due 09/23/22	211,609
EUR	205,000		Portugal Obrigacoes do Tesouro OT, 5.000%, due 06/15/12	324,380
CAD	380,000		Province of Ontario Canada, 4.200%, due 03/08/18	368,522
CAD	375,000		Province of Quebec Canada, 4.500%, due 12/01/18	367,032
	$100,000		Republic of Colombia, 7.375%, due 01/27/17	115,100
1,010,000		S	Republic of Colombia, 7.375%, due 03/18/19	1,159,985
495,000		S	Republic of Colombia, 7.375%, due 09/18/37	561,825
228,000,000			Republic of Colombia, 9.850%, due 06/28/27	126,511
4,237,000,000		S	Republic of Colombia, 12.000%, due 10/22/15	2,613,173
300,000		#, S	Republic of Ghana, 8.500%, due 10/04/17	301,500
225,000		S	Republic of Peru, 7.125%, due 03/30/19	260,663
785,000		S	Republic of Turkey, 6.750%, due 04/03/18	831,158
1,405,000		S	Republic of Turkey, 7.000%, due 09/26/16	1,513,719
310,000		S	Republic of Turkey, 7.000%, due 03/11/19	327,825
270,000		S	Republic of Turkey, 7.250%, due 03/15/15	295,650
200,000		S	Republic of Turkey, 7.500%, due 07/14/17	221,500
485,000		S	Republic of Turkey, 7.500%, due 11/07/19	537,138
510,000		S	Republic of Venezuela, 6.000%, due 12/09/20	313,650
EUR	210,000		Spain Government International Bond, 4.250%, due 01/31/14	328,862
ILS	3,590,000	S	State of Israel, 5.500%, due 02/28/17	1,040,828
SEK	2,840,000		Sweden Government International Bond, 3.000%, due 07/12/16	405,019
TRY	3,190,000	S, Z	Turkey Government International Bond, 8.810%, due 05/11/11	1,882,511
TRY	1,075,000	S	Turkey Government International Bond, 10.000%, due 02/15/12	809,148
TRY	950,000	S	Turkey Government International Bond, 12.000%, due 08/14/13	806,604
TRY	15,320,000	S	Turkey Government International Bond, 16.000%, due 03/07/12	11,810,027
GBP	449,000		United Kingdom Gilt, 2.250%, due 03/07/14	708,200
GBP	430,000		United Kingdom Gilt, 4.250%, due 03/07/11	720,148
GBP	555,000	S	United Kingdom Gilt, 4.750%, due 12/07/38	987,130
	$435,000	S	United Mexican States, 5.875%, due 02/17/14	467,625
UYU	9,900,000	S	Uruguay Government International Bond, 4.250%, due 04/05/27	435,785
UYU	11,880,000		Uruguay Government International Bond, 5.000%, due 09/14/18	701,374
	$410,000		Uruguay Government International Bond, 6.875%, due 09/28/25	422,505
365,000		S	Uruguay Government International Bond, 7.625%, due 03/21/36	386,900
730,000		S	Uruguay Government International Bond, 8.000%, due 11/18/22	821,250
1,460,000		S	Venezuela Government International Bond, 7.650%, due 04/21/25	970,900
480,000		S	Venezuela Government International Bond, 8.500%, due 10/08/14	429,600
540,000		S	Venezuela Government International Bond, 9.000%, due 05/07/23	407,700
410,000		S	Venezuela Government International Bond, 10.750%, due 09/19/13	407,950
540,000		#, I	Venezuela Government International Bond, 13.625%, due 08/15/18	550,800
				126,733,042
			Total Other Bonds
			(Cost $123,899,970)	132,988,830
STRUCTURED PRODUCTS: 5.9%
			Structured Products: 5.9%
BRL	1,250,000	S, I	Citigroup Funding Inc. - Brazil T-Bond Unsecured Credit Linked Nts., 9.762%, 01/03/17	618,060
COP	525,000,000	S	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.250%, 10/25/18	305,334
COP	132,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	141,589
COP	207,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	222,037
COP	361,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	387,224
DOP	10,200,000	S	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 15.000%, 03/12/12	276,531
GHS	610,000	S	Citigroup Funding Inc. - Ghana (Republic of) Unsecured Credit Linked Nts. 13.500%, 04/02/10	403,130
GHS	130,000		Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 22.000%, 06/09/10	84,522
GHS	130,000		Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 22.000%, 06/09/10	84,522
GHS	130,000		Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 22.000%, 06/09/10	84,522
IDR	4,110,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	462,242
IDR	4,110,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	462,242
IDR	2,040,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 9.500%, 06/17/15	211,599
IDR	4,280,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 9.500%, 06/17/15	443,942
IDR	2,050,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 9.500%, 06/17/15	212,636
UAH	300,000	S	Citigroup Global Markets Holdings Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	35,038
	$400,000	@@, I	Cloverie PLC - Series 2005-93 Secured Credit Linked Nts., 3-month USD-LIBOR+4.250%, 12/20/10	347,720
342,500		@@, #, S, I, Z	Coriolanus Limited - Emerging Markets Government Credit Linked Nts., 3.346%*, 04/30/25	194,680
364,378		@@, #, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series II, 3.269%*, 09/10/10	207,116
456,109		I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series III, 3.242%*, 09/10/10	259,445
500,000		@@, #, S, I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	170,250
3,700,000		@@, S	Coriolanus Limited - Pass-Through Rondonia Precatorio Linked Nts., 0%, 12/31/17	908,501
COP	13,368,000,000	S, I	Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%*, 02/08/37	272,457
TRY	4,540,000	S	Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Medium Term Credit Linked Nts., 14.802%*, 03/29/17	1,115,726
UAH	4,600,000	I	Credit Suisse First Boston, Nassau - Ukraine Government International Bonds Series EMG 27 Credit Linked Nts., 11.940%, 12/30/09	523,682
UAH	400,000		Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	45,538
UAH	1,440,000	I	Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	163,935
UAH	995,000		Credit Suisse International - Boryspil Airport Total Return Linked Nts., 10.000%, 04/19/10	107,034
RUB	11,097,000	I	Credit Suisse International - Moitk Total Return Linked Nts., 8.990%, 03/26/11	37
RUB	21,800,000	I	Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	706,064
RUB	24,380,000	@@, I	Credit Suisse International - Oreniz Total Return Linked Nts., 9.240%, 02/21/12	600,847
RUB	19,450,000	I	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.590%, 5/20/10	65
VND	3,048,000,000	@@, I	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	104,217
MXN	1,464,160		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	102,362
MXN	956,954		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	66,902
MXN	958,178		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	66,988
	$417,863	@@	Deutsche Bank AG, London - TMM SA Credit Linked Nts., 6.000%, 09/07/12	160,292
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	284,306
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	247,443
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	217,245
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	197,896
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	183,742
IDR	4,800,000,000		Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 12.800%, 06/22/21	572,305
VND	7,600,000,000		Deutsche Bank AG, Singapore - Vietnam Shipping Industry Group Total Return Linked Nts., 9.000%, 04/20/17	261,477
RUB	7,890,000	@@	Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.100%, 12/12/11	210,584
	$900,000	@@, #, S, I	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	468,000
900,000		@@, #, I	Eirles Two Ltd. 335 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%,04/30/12	651,150
505,000		S, I	Emblem Finance Co. Limited - Kingdom of Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	519,874
3,000,000		@@, #, S, I	Hallertau SPC 2007-01- Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	2,217,000
3,140,000		@@, #, S, I	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	3,167,318
BRL	2,448,926	@@, #, S, I	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888% *, 08/02/10	138,232

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount					Value
			Structured Products (continued)
BRL	500,000	I	HSBC - Petrobras International Finance Co. Credit Linked Note, 6-month USD-LIBOR +2.800%, 05/09/11		$500,000
COP	2,920,000,000	S, I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16		850,539
COP	2,663,000,000	S, I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16		711,827
COP	2,674,000,000	S, I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16		714,767
COP	890,000,000		JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 11.000%, 05/19/11		503,366
PEN	1,360,000	S	JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%*, 09/02/15		307,519
BRL	405,000	S, I	JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., Rate Linked to Inflation, 05/16/45		417,848
IDR	1,000,000,000	I	JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.500%, 09/15/19		112,261
IDR	2,055,000,000	I	JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.500%, 09/15/19		230,696
IDR	4,190,000,000		JPMorgan Chase Bank, N.A., Singapore - Indonesia Credit Linked Nts., 12.800%, 06/17/21		496,536
COP	392,000,000	S, I	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16		175,462
	$1,192,308	@@, S, I	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12		1,236,185
BRL	6,135,000	S	Morgan Stanley - Brazilian Real and Credit Linked Nts., 12.551%*, 01/05/22		297,816
PEN	832,000	@@, #	Morgan Stanley - PEN Denominated Credit Linked Nts., 6.250%, 03/23/17		222,925
	$200,000	@@, S, I	Morgan Stanley - The State Road Administration of Ukraine (Republic of) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17		94,000
1,200,000		@@, S, I	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17		564,000
900,000		@@, S, I	Morgan Stanley - United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15		701,640
RUB	4,514,010	@@	Morgan Stanley & Co. International Ltd. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12		141,691
RUB	15,244,297	@@	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34		242,595
	$1,104,356		Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12		1,039,751
1,474,585			Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12		1,389,059
MXN	345,000	@@, I	Reforma BLN-Backed I - Asset-Backed Variable Funding Notes		25,561
MXN	2,070,000	I	Reforma BLN-Backed I - Class 1A Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14		153,367
MXN	414,000	I	Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14		30,673
MXN	690,000	I	Reforma BLN-Backed I - Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14		51,122
MXN	483,000	I	Reforma BLN-Backed I - Class 1D Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14		35,786
MXN	197,523	I	Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15		14,635
MXN	345,571	I	Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15		25,604
MXN	5,210,380	I	Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15		386,040
MXN	379,725	I	Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15		28,134
MXN	275,878	I	Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15		20,440
MXN	176,189	I	Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15		13,054
MXN	32,447	I	Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15		2,404
	$300,000	@@, #, S, I	Salisbury Intl. Investments Ltd. - Series 2006-003 Tranche E, Secured Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11		223,350
GHS	263,055	S, I	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11		82,113
			Total Structured Products
			(Cost $41,506,787)		31,938,366

Shares					Value
COMMON STOCK: 0.1%
			Agriculture: 0.0%
12,144		@, @@, #, S	MHP SA GDR		$127,512
					127,512
			Investment Companies: 0.1%
144,498		@, #, S, I	Arco Capital Corp. Ltd		361,245
					361,245
			Media: 0.0%
14,665		@	Charter Communications		351,071
					351,071
			Total Common Stock
			(Cost $2,442,929)		839,828
MUTUAL FUNDS: 3.0%
			Open-End Funds: 3.0%
1,614,531		S	Oppenheimer Master Loan Fund		16,086,307
			Total Mutual Funds
			(Cost $16,000,000)		16,086,307
			Total Long-Term Investments
			(Cost $455,302,937)		449,737,074
SHORT-TERM INVESTMENTS: 20.0%
			Affiliated Mutual Fund: 18.7%
101,501,304			ING Institutional Prime Money Market Fund - Class I		101,501,304
			Total Mutual Fund
			(Cost $101,501,304)		101,501,304

Principal Amount					Value
			U.S. Treasury Bills: 0.8%
	$3,800,000	S, Z	0.140%, due 10/15/09		$3,799,782
EGP	2,875,000	@@, Z	8.740%, due 10/20/09		520,011
			Total U.S. Treasury Bills
			(Cost $4,319,793)		4,319,793
			Securities Lending Collateral(cc): 0.5%
	$2,463,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		2,463,001
435,640			Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		348,512
			Total Securities Lending Collateral
			(Cost $2,898,641)		2,811,513
			Total Short-Term Investments
			(Cost $108,719,738)		108,632,610

			Total Investments in Securities
			(Cost $564,022,675)*	102.6%	$558,369,684
			Other Assets and Liabilities - Net	(2.6)	(13,946,636)
			Net Assets	100.0%	$544,423,048

		@	Non-income producing security
		@@	Foreign Issuer
		&	Payment-in-kind
		GDR	Global Depositary Receipt
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being marked to market daily.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
		±	Defaulted security
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
GHS	Ghanian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
*	Cost for federal income tax purposes is $564,635,299.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$30,008,232
	Gross Unrealized Depreciation	(36,273,847)
	Net Unrealized Depreciation	$(6,265,615)

ING Oppenheimer Strategic Income Portfolio

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$—	$—	$839,828	$839,828
Mutual Funds	16,086,307	—	—	16,086,307
Corporate Bonds/Notes	—	156,174,111	6,776,706	162,950,817
U.S. Government Agency Obligations	—	48,244,650	—	48,244,650
U.S. Treasury Obligations	—	427,507	—	427,507
Asset-Backed Securities	—	2,871,859	1,392,500	4,264,359
Collateralized Mortgage Obligations	—	51,803,462	192,948	51,996,410
Other Bonds	—	97,733,924	35,254,906	132,988,830
Structured Products	—	—	31,938,366	31,938,366
Short-Term Investments	103,964,305	4,668,305	—	108,632,610
Total Investments, at value	$120,050,612	$361,923,818	$76,395,254	$558,369,684
Other Financial Instruments+:
Swaps	—	81,126,190	783,761	81,909,951
Total Assets	$120,050,612	$443,050,008	$77,179,015	$640,279,635

Liabilities Table
Other Financial Instruments+:
Swaps	—	(81,455,082)	(950,594)	(82,405,676)
Unfunded Commitments	—	—	(72,875)	(72,875)
Total Liabilities	$—	$(81,455,082)	$(1,023,469)	$(82,478,551)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 09/30/2009
Asset Table
Investments, at value
Common Stock	$183,966	$275,460	$—	$—	$—	$—	$—	$380,402	$—	$—	$839,828
Corporate Bonds/Notes	6,730,314	2,538,666	—	—	(1,207,301)	(219)	(3,289,428)	1,185,250	993,650	(174,226)	6,776,706
U.S. Treasury Obligations	749,607	—	—	—	(749,417)	(2,700)	(269,125)	271,635	—	—	—
Asset-Backed Securities	1,449,025	—	—	—	(115,214)	10,523	—	48,166	—	—	1,392,500
Collateralized Mortgage Obligations	201,772	92	—	—	(65,164)	4,456	17,868	33,924	—	—	192,948
Other Bonds	29,235,375	14,669,372	—	—	(7,972,516)	(66,838)	(883,471)	5,737,114	435,785	(5,899,915)	35,254,906
Structured Products	40,460,335	4,621,808	—	—	(13,789,856)	(1,841,379)	(3,001,357)	6,282,661	—	(793,846)	31,938,366
Short-Term Investments	2,379,726	—	—	—	(2,146,071)	(156,312)	(417,355)	340,012	—	—	—
Total Investments, at value	$81,390,120	$22,105,398	$—	$—	$(26,045,539)	$(2,052,469)	$(7,842,868)	$14,279,164	$1,429,435	$(6,867,987)	$76,395,254
Other Financial Instruments+:
Swaps	$5,530,611	$4,799,305	$—	$—	$(4,643,105)	$—	$(477,272)	$(4,425,778)	$—	$—	$783,761
Total Assets	$86,920,731	$26,904,703	$—	$—	$(30,688,644)	$(2,052,469)	$(8,320,140)	$9,853,386	$1,429,435	$(6,867,987)	$77,179,015

Liabilities Table
Other Financial Instruments+:
Swaps	$(2,281,841)	$3,518,629	$—	$—	$—	$—	$(3,499,458)	$1,312,076	$—	$—	$(950,594)
Unfunded Commitments	$—	$—	$—	$—	$—	$—	$—	$(72,875)	$—	$—	$(72,875)
Total Liabilities	$(2,281,841)	$3,518,629	$—	$—	$—	$—	$(3,499,458)	$1,239,201	$—	$—	$(1,023,469)

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $6,086,225.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Argentine Peso
ARS 3,700,000	BUY	11/30/09	948,718	947,266	$(1,452)
Australian Dollar
AUD 1,590,000	BUY	11/10/09	1,330,822	1,397,985	67,163
Australian Dollar
AUD 1,070,000	BUY	11/10/09	895,585	940,782	45,197
Australian Dollar
AUD 1,080,000	BUY	11/10/09	903,955	949,574	45,619
Australian Dollar
AUD 1,520,000	BUY	11/10/09	1,272,240	1,336,438	64,198
Australian Dollar
AUD 850,000	BUY	11/10/09	692,334	747,350	55,016
Australian Dollar
AUD 1,250,000	BUY	11/10/09	1,037,825	1,099,044	61,219
Australian Dollar
AUD 10,000	BUY	11/10/09	8,650	8,792	142
Australian Dollar
AUD 20,000	BUY	11/10/09	17,299	17,585	286
Australian Dollar
AUD 20,000	BUY	11/10/09	17,299	17,585	286
Australian Dollar
AUD 60,000	BUY	11/10/09	51,897	52,754	857
Australian Dollar
AUD 309,000	BUY	11/20/09	264,733	271,453	6,720
Brazilian Real
BRL 8,250,000	BUY	10/2/09	3,852,980	4,656,807	803,827
Brazilian Real
BRL 1,445,000	BUY	10/2/09	768,494	815,647	47,153
Brazilian Real
BRL 2,000,000	BUY	10/2/09	1,063,660	1,128,923	65,263
Brazilian Real
BRL 1,250,000	BUY	10/2/09	699,105	705,577	6,472
Brazilian Real
BRL 9,695,000	BUY	11/4/09	5,393,602	5,441,991	48,389
Brazilian Real
BRL 2,000,000	BUY	11/4/09	1,112,656	1,122,639	9,983
Brazilian Real
BRL 740,000	BUY	11/4/09	406,593	415,376	8,783
Canadian Dollar
CAD 900,000	BUY	11/10/09	837,209	840,664	3,455
Canadian Dollar
CAD 1,280,000	BUY	11/10/09	1,190,698	1,195,611	4,913
Canadian Dollar
CAD 340,000	BUY	11/10/09	316,279	317,584	1,305
Canadian Dollar
CAD 960,000	BUY	11/10/09	893,023	896,708	3,685
Canadian Dollar
CAD 750,000	BUY	11/10/09	698,379	700,553	2,174
Canadian Dollar
CAD 750,000	BUY	11/10/09	699,320	700,553	1,233
Canadian Dollar
CAD 2,710,000	BUY	11/10/09	2,497,627	2,531,332	33,705
Canadian Dollar
CAD 1,660,000	BUY	11/10/09	1,529,912	1,550,558	20,646
Canadian Dollar
CAD 30,000	BUY	11/10/09	28,084	28,022	(62)
Canadian Dollar
CAD 70,000	BUY	11/10/09	65,530	65,385	(145)
Canadian Dollar
CAD 60,000	BUY	11/10/09	56,168	56,044	(124)
Canadian Dollar
CAD 20,000	BUY	11/10/09	18,497	18,681	184
Canadian Dollar
CAD 20,000	BUY	11/10/09	18,497	18,681	184
Canadian Dollar
CAD 950,000	BUY	11/10/09	868,339	887,367	19,028
Canadian Dollar
CAD 1,130,000	BUY	11/20/09	1,045,764	1,055,507	9,743

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Swiss Franc
CHF 1,420,000	BUY	11/10/09	1,333,333	1,370,691	$37,358
Swiss Franc
CHF 1,240,000	BUY	11/10/09	1,164,319	1,196,941	32,622
Swiss Franc
CHF 320,000	BUY	11/10/09	300,469	308,888	8,419
Swiss Franc
CHF 770,000	BUY	11/10/09	723,005	743,262	20,257
Swiss Franc
CHF 370,000	BUY	11/10/09	349,284	357,152	7,868
Swiss Franc
CHF 370,000	BUY	11/10/09	348,465	357,152	8,687
Swiss Franc
CHF 370,000	BUY	11/10/09	353,546	357,152	3,606
Swiss Franc
CHF 2,580,000	BUY	11/10/09	2,485,813	2,490,410	4,597
Swiss Franc
CHF 370,000	BUY	11/10/09	357,537	357,152	(385)
Swiss Franc
CHF 1,940,000	BUY	11/10/09	1,874,653	1,872,634	(2,019)
Swiss Franc
CHF 1,580,000	BUY	11/10/09	1,522,319	1,525,135	2,816
Swiss Franc
CHF 60,000	BUY	11/10/09	58,050	57,917	(133)
Swiss Franc
CHF 30,000	BUY	11/10/09	29,025	28,958	(67)
Swiss Franc
CHF 20,000	BUY	11/10/09	19,295	19,306	11
Swiss Franc
CHF 20,000	BUY	11/10/09	19,295	19,306	11
Swiss Franc
CHF 10,000	BUY	11/10/09	9,647	9,653	6
Swiss Franc
CHF 10,000	BUY	11/10/09	9,647	9,653	6
Swiss Franc
CHF 360,000	BUY	11/10/09	349,243	347,499	(1,744)
Swiss Franc
CHF 275,000	BUY	11/20/09	265,145	265,466	321
Chinese Yuan
CNY 7,800,000	BUY	12/17/09	1,103,253	1,141,439	38,186
Chinese Yuan
CNY 5,420,000	BUY	12/17/09	803,618	793,154	(10,464)
EU Euro
EUR 930,000	BUY	11/10/09	1,335,550	1,360,881	25,331
EU Euro
EUR 970,000	BUY	11/10/09	1,390,446	1,419,413	28,967
EU Euro
EUR 1,050,000	BUY	11/10/09	1,532,853	1,536,478	3,625
EU Euro
EUR 40,000	BUY	11/10/09	58,743	58,532	(211)
EU Euro
EUR 20,000	BUY	11/10/09	29,257	29,266	9
EU Euro
EUR 980,000	BUY	11/10/09	1,433,598	1,434,046	448
EU Euro
EUR 1,150,000	BUY	11/12/09	1,688,022	1,682,805	(5,217)
EU Euro
EUR 755,000	BUY	11/12/09	1,100,412	1,104,798	4,386
EU Euro
EUR 4,350,000	BUY	11/20/09	6,369,748	6,365,316	(4,432)
EU Euro
EUR 3,400,000	BUY	12/9/09	5,021,800	4,975,003	(46,797)
EU Euro
EUR 2,390,000	BUY	12/18/09	3,531,464	3,497,058	(34,406)
EU Euro
EUR 1,500,000	BUY	1/13/10	2,135,250	2,194,646	59,396
EU Euro
EUR 22,600,000	BUY	1/13/10	33,378,166	33,065,993	(312,173)
EU Euro
EUR 4,100,000	BUY	1/27/10	6,055,700	5,998,439	(57,261)
British Pound
GBP 560,000	BUY	11/6/09	925,694	894,830	(30,864)
British Pound
GBP 390,000	BUY	11/6/09	644,680	623,185	(21,495)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 440,000	BUY	11/10/09	738,760	703,076	$(35,684)
British Pound
GBP 520,000	BUY	11/10/09	873,080	830,909	(42,171)
British Pound
GBP 10,000	BUY	11/10/09	16,465	15,979	(486)
British Pound
GBP 40,000	BUY	11/10/09	65,862	63,916	(1,946)
British Pound
GBP 430,000	BUY	11/10/09	695,770	687,097	(8,673)
British Pound
GBP 20,000	BUY	11/10/09	32,361	31,958	(403)
British Pound
GBP 635,000	BUY	11/20/09	1,027,678	1,014,651	(13,027)
British Pound
GBP 630,000	BUY	12/18/09	1,000,308	1,006,606	6,298
Hungarian Forint
HUF 275,000,000	BUY	10/5/09	1,434,084	1,492,613	58,529
Hungarian Forint
HUF 203,000,000	BUY	10/14/09	1,076,638	1,099,915	23,277
Indonesian Rupiah
IDR 15,770,000,000	BUY	10/13/09	1,550,487	1,627,559	77,072
Indonesian Rupiah
IDR 24,509,000,000	BUY	10/26/09	2,515,291	2,523,079	7,788
Indonesian Rupiah
IDR 8,450,000,000	BUY	11/30/09	863,567	863,548	(19)
Indian Rupee
INR 50,000,000	BUY	10/20/09	1,034,982	1,037,830	2,848
Indian Rupee
INR 50,000,000	BUY	10/20/09	1,034,811	1,037,830	3,019
Indian Rupee
INR 100,000,000	BUY	11/16/09	2,063,132	2,071,209	8,077
Japanese Yen
JPY 98,940,600	BUY	10/15/09	1,097,602	1,102,329	4,727
Japanese Yen
JPY 68,000,000	BUY	11/10/09	711,893	757,737	45,844
Japanese Yen
JPY 268,000,000	BUY	11/10/09	2,758,763	2,986,375	227,612
Japanese Yen
JPY 65,000,000	BUY	11/10/09	687,481	724,307	36,826
Japanese Yen
JPY 195,000,000	BUY	11/10/09	2,094,702	2,172,922	78,220
Japanese Yen
JPY 258,000,000	BUY	11/10/09	2,849,768	2,874,944	25,176
Japanese Yen
JPY 169,000,000	BUY	11/10/09	1,860,537	1,883,199	22,662
Japanese Yen
JPY 3,000,000	BUY	11/10/09	32,520	33,430	910
Japanese Yen
JPY 62,000,000	BUY	11/10/09	695,059	690,878	(4,181)
Japanese Yen
JPY 138,000,000	BUY	11/12/09	1,403,166	1,537,779	134,613
Japanese Yen
JPY 184,000,000	BUY	11/12/09	1,865,795	2,050,372	184,577
Japanese Yen
JPY 136,000,000	BUY	11/12/09	1,380,711	1,515,492	134,781
Japanese Yen
JPY 11,000,000	BUY	11/12/09	119,979	122,577	2,598
Japanese Yen
JPY 147,000,000	BUY	11/20/09	1,593,651	1,638,148	44,497
Japanese Yen
JPY 235,000,000	BUY	12/18/09	2,573,932	2,619,383	45,451
South Korean Won
KRW 4,195,000,000	BUY	11/17/09	3,424,490	3,558,103	133,613
Mexican Peso
MXN 28,570,000	BUY	10/6/09	2,177,957	2,114,916	(63,041)
Mexican Peso
MXN 12,500,000	BUY	10/6/09	935,699	925,322	(10,377)
Malaysian Ringgit
MYR 750,000	BUY	11/10/09	212,947	216,314	3,367
Malaysian Ringgit
MYR 110,000	BUY	11/10/09	31,397	31,726	329
Norwegian Krone
NOK 7,300,000	BUY	11/10/09	1,203,796	1,262,195	58,399

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Norwegian Krone
NOK 2,100,000	BUY	11/10/09	346,298	363,097	$16,799
Norwegian Krone
NOK 4,300,000	BUY	11/10/09	709,085	743,484	34,399
Norwegian Krone
NOK 4,200,000	BUY	11/10/09	699,324	726,194	26,870
Norwegian Krone
NOK 14,800,000	BUY	11/10/09	2,490,438	2,558,970	68,532
Norwegian Krone
NOK 100,000	BUY	11/10/09	17,033	17,290	257
Norwegian Krone
NOK 100,000	BUY	11/10/09	16,852	17,290	438
Norwegian Krone
NOK 100,000	BUY	11/10/09	16,852	17,290	438
Norwegian Krone
NOK 1,000,000	BUY	11/10/09	171,575	172,903	1,328
New Zealand Dollar
NZD 480,000	BUY	11/10/09	320,227	345,662	25,435
New Zealand Dollar
NZD 4,330,000	BUY	11/10/09	2,888,716	3,118,158	229,442
New Zealand Dollar
NZD 470,000	BUY	11/10/09	321,245	338,461	17,216
New Zealand Dollar
NZD 540,000	BUY	11/10/09	369,419	388,870	19,451
New Zealand Dollar
NZD 40,000	BUY	11/10/09	28,307	28,805	498
New Zealand Dollar
NZD 60,000	BUY	11/10/09	42,460	43,208	748
New Zealand Dollar
NZD 20,000	BUY	11/10/09	14,153	14,403	250
New Zealand Dollar
NZD 1,210,000	BUY	11/10/09	868,219	871,356	3,137
Peruvian Nuevo Sol
PEN 1,630,000	BUY	10/26/09	548,360	565,684	17,324
Polish Zloty
PLN 11,110,000	BUY	10/5/09	3,748,313	3,869,396	121,083
Polish Zloty
PLN 3,060,000	BUY	10/5/09	1,030,407	1,065,738	35,331
Polish Zloty
PLN 2,360,000	BUY	10/5/09	824,605	821,942	(2,663)
Polish Zloty
PLN 1,780,000	BUY	10/5/09	615,874	619,939	4,065
Polish Zloty
PLN1,785,000	BUY	10/5/09	616,527	621,681	5,154
Polish Zloty
PLN 1,160,000	BUY	10/5/09	408,063	404,005	(4,058)
Polish Zloty
PLN 2,950,000	BUY	10/5/09	1,022,885	1,027,427	4,542
Polish Zloty
PLN 2,620,000	BUY	11/10/09	905,102	909,942	4,840
Polish Zloty
PLN20,000	BUY	11/10/09	7,105	6,946	(159)
Polish Zloty
PLN 50,000	BUY	11/10/09	17,766	17,365	(401)
Polish Zloty
PLN 160,000	BUY	11/12/09	55,817	55,561	(256)
Polish Zloty
PLN 1,150,000	BUY	11/12/09	400,181	399,344	(837)
Russian Ruble
RUB 670,000	BUY	11/16/09	20,102	22,075	1,973
Russian Ruble
RUB 12,600,000	BUY	11/16/09	384,381	415,143	30,762
Russian Ruble
RUB 14,830,000	BUY	11/16/09	452,410	488,616	36,206
Russian Ruble
RUB 15,520,000	BUY	11/18/09	465,088	511,126	46,038
Swedish Krona
SEK 4,200,000	BUY	11/10/09	587,577	602,638	15,061
Swedish Krona
SEK 5,000,000	BUY	11/10/09	699,496	717,426	17,930
Swedish Krona
SEK 5,100,000	BUY	11/10/09	699,151	731,774	32,623
Swedish Krona
SEK 2,400,000	BUY	11/10/09	340,590	344,364	3,774

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Swedish Krona
SEK 2,500,000	BUY	11/10/09	350,474	358,713	$8,239
Swedish Krona
SEK 5,300,000	BUY	11/10/09	743,005	760,471	17,466
Swedish Krona
SEK 5,400,000	BUY	11/10/09	767,656	774,820	7,164
Swedish Krona
SEK 600,000	BUY	11/10/09	87,302	86,091	(1,211)
Swedish Krona
SEK 100,000	BUY	11/10/09	14,550	14,349	(201)
Swedish Krona
SEK 210,000	BUY	11/10/09	30,556	30,132	(424)
Swedish Krona
SEK 100,000	BUY	11/10/09	14,395	14,349	(46)
Swedish Krona
SEK 6,000,000	BUY	11/10/09	860,593	860,911	318
Singapore Dollar
SGD 250,000	BUY	11/10/09	173,250	177,420	4,170
Singapore Dollar
SGD 10,000	BUY	11/10/09	7,029	7,097	68
Turkish Lira
TRY 1,475,000	BUY	10/13/09	980,066	991,563	11,497
Turkish Lira
TRY 4,290,000	BUY	10/13/09	2,894,737	2,883,935	(10,802)
South African Rand
ZAR 7,700,000	BUY	10/5/09	975,795	1,024,030	48,235
South African Rand
ZAR 1,515,000	BUY	11/17/09	203,070	199,818	(3,252)
South African Rand
ZAR 2,290,000	BUY	11/17/09	304,359	302,035	(2,324)
South African Rand
ZAR 4,450,000	BUY	11/17/09	586,210	586,924	714
South African Rand
ZAR 34,560,000	BUY	11/17/09	4,619,518	4,558,224	(61,294)
South African Rand
ZAR 17,275,000	BUY	11/17/09	2,310,635	2,278,452	(32,183)
					$3,185,116

Australian Dollar
AUD 1,440,000	SELL	11/10/09	1,205,273	1,266,099	$(60,826)
Australian Dollar
AUD 1,230,000	SELL	11/10/09	1,024,393	1,081,460	(57,067)
Australian Dollar
AUD 410,000	SELL	11/10/09	342,809	360,487	(17,678)
Australian Dollar
AUD 410,000	SELL	11/10/09	351,768	360,487	(8,719)
Australian Dollar
AUD 1,240,000	SELL	11/10/09	1,062,085	1,090,252	(28,167)
Australian Dollar
AUD 1,090,000	SELL	11/10/09	933,607	958,367	(24,760)
Australian Dollar
AUD 2,660,000	SELL	11/10/09	2,270,017	2,338,767	(68,750)
Australian Dollar
AUD 1,660,000	SELL	11/10/09	1,424,413	1,459,531	(35,118)
Australian Dollar
AUD 40,000	SELL	11/10/09	34,323	35,169	(846)
Australian Dollar
AUD 600,000	SELL	11/10/09	518,508	527,541	(9,033)
Australian Dollar
AUD 154,000	SELL	11/20/09	125,451	135,287	(9,836)
Brazilian Real
BRL 1,250,000	SELL	10/2/09	664,788	705,577	(40,789)
Brazilian Real
BRL 9,695,000	SELL	10/2/09	5,422,260	5,472,454	(50,194)
Brazilian Real
BRL 2,000,000	SELL	10/2/09	1,118,568	1,128,923	(10,355)
Brazilian Real
BRL 1,250,000	SELL	11/4/09	695,410	701,649	(6,239)
Canadian Dollar
CAD 1,260,000	SELL	11/10/09	1,172,093	1,176,929	(4,836)
Canadian Dollar
CAD 1,570,000	SELL	11/10/09	1,460,465	1,466,491	(6,026)
Canadian Dollar
CAD 750,000	SELL	11/10/09	691,783	700,553	(8,770)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 770,000	SELL	11/10/09	695,109	719,235	$(24,126)
Canadian Dollar
CAD 1,590,000	SELL	11/10/09	1,457,285	1,485,173	(27,888)
Canadian Dollar
CAD 1,040,000	SELL	11/10/09	969,724	971,434	(1,710)
Canadian Dollar
CAD 770,000	SELL	11/10/09	709,658	719,235	(9,577)
Canadian Dollar
CAD 1,020,000	SELL	11/10/09	940,066	952,752	(12,686)
Canadian Dollar
CAD 30,000	SELL	11/10/09	28,084	28,022	62
Canadian Dollar
CAD 70,000	SELL	11/10/09	65,530	65,385	145
Canadian Dollar
CAD 90,000	SELL	11/10/09	84,252	84,066	186
Canadian Dollar
CAD 10,000	SELL	11/10/09	9,248	9,341	(93)
Canadian Dollar
CAD 20,000	SELL	11/10/09	18,497	18,681	(184)
Canadian Dollar
CAD 2,650,000	SELL	11/10/09	2,422,208	2,475,288	(53,080)
Canadian Dollar
CAD 555,000	SELL	11/20/09	501,378	518,413	(17,035)
Swiss Franc
CHF 360,000	SELL	11/10/09	338,028	347,499	(9,471)
Swiss Franc
CHF 1,850,000	SELL	11/10/09	1,737,089	1,785,759	(48,670)
Swiss Franc
CHF 760,000	SELL	11/10/09	713,615	733,609	(19,994)
Swiss Franc
CHF 370,000	SELL	11/10/09	342,190	357,152	(14,962)
Swiss Franc
CHF 790,000	SELL	11/10/09	744,020	762,567	(18,547)
Swiss Franc
CHF 1,550,000	SELL	11/10/09	1,454,607	1,496,177	(41,570)
Swiss Franc
CHF 1,020,000	SELL	11/10/09	974,640	984,581	(9,941)
Swiss Franc
CHF 10,000	SELL	11/10/09	9,633	9,653	(20)
Swiss Franc
CHF 20,000	SELL	11/10/09	19,350	19,306	44
Swiss Franc
CHF 90,000	SELL	11/10/09	87,074	86,875	199
Swiss Franc
CHF 30,000	SELL	11/10/09	29,025	28,958	67
Swiss Franc
CHF 110,000	SELL	11/10/09	106,917	106,180	737
Swiss Franc
CHF 2,500,000	SELL	11/10/09	2,425,301	2,413,188	12,113
Swiss Franc
CHF 137,000	SELL	11/20/09	127,080	132,250	(5,170)
Chilean Peso
CLP 537,000,000	SELL	10/28/09	997,492	979,552	17,940
Chinese Yuan
CNY 7,060,000	SELL	12/17/09	1,033,826	1,033,149	677
Chinese Yuan
CNY 6,160,000	SELL	12/17/09	901,178	901,444	(266)
Colombian Peso
COP 1,730,000,000	SELL	10/5/09	832,431	901,212	(68,781)
Colombian Peso
COP 701,000,000	SELL	10/27/09	347,546	364,158	(16,612)
Colombian Peso
COP 995,000,000	SELL	10/27/09	493,613	516,886	(23,273)
Colombian Peso
COP 407,000,000	SELL	10/27/09	206,024	211,430	(5,406)
Colombian Peso
COP 393,000,000	SELL	10/29/09	202,996	204,105	(1,109)
Colombian Peso
COP 1,730,000,000	SELL	11/3/09	890,490	897,905	(7,415)
EU Euro
EUR 1,880,000	SELL	10/5/09	2,639,229	2,751,105	(111,876)
EU Euro
EUR 1,550,000	SELL	10/5/09	2,197,234	2,268,199	(70,965)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 700,000	SELL	11/10/09	1,005,252	1,024,319	$(19,067)
EU Euro
EUR 1,000,000	SELL	11/10/09	1,436,075	1,463,313	(27,238)
EU Euro
EUR 490,000	SELL	11/10/09	699,607	717,023	(17,416)
EU Euro
EUR 20,000	SELL	11/10/09	29,372	29,266	106
EU Euro
EUR 50,000	SELL	11/10/09	73,429	73,166	263
EU Euro
EUR 1,060,000	SELL	11/10/09	1,557,670	1,551,111	6,559
EU Euro
EUR 1,275,000	SELL	11/12/09	1,726,350	1,865,718	(139,368)
EU Euro
EUR 500,000	SELL	11/12/09	669,660	731,654	(61,994)
EU Euro
EUR 1,070,000	SELL	11/12/09	1,422,030	1,565,740	(143,710)
EU Euro
EUR 245,000	SELL	11/12/09	356,642	358,511	(1,869)
EU Euro
EUR 2,160,000	SELL	11/20/09	3,043,494	3,160,709	(117,215)
EU Euro
EUR 3,400,000	SELL	12/9/09	4,775,980	4,975,003	(199,023)
EU Euro
EUR 4,730,000	SELL	12/18/09	6,886,596	6,920,955	(34,359)
EU Euro
EUR 4,100,000	SELL	1/13/10	5,715,154	5,998,698	(283,544)
EU Euro
EUR 20,000,000	SELL	1/13/10	28,467,000	29,261,941	(794,941)
EU Euro
EUR 2,050,000	SELL	1/27/10	2,879,512	2,999,219	(119,707)
EU Euro
EUR 2,050,000	SELL	1/27/10	2,855,650	2,999,219	(143,569)
British Pound
GBP 390,000	SELL	11/6/09	656,546	623,185	33,361
British Pound
GBP 560,000	SELL	11/6/09	928,155	894,830	33,325
British Pound
GBP 40,000	SELL	11/10/09	65,862	63,916	1,946
British Pound
GBP 560,000	SELL	11/10/09	925,680	894,825	30,855
British Pound
GBP 390,000	SELL	11/10/09	644,670	623,181	21,489
British Pound
GBP 305,000	SELL	11/20/09	501,807	487,352	14,455
British Pound
GBP 310,000	SELL	12/18/09	507,253	495,314	11,939
Hong Kong Sar Dollar
HKD 7,600,000	SELL	10/5/09	981,190	980,669	521
Hungarian Forint
HUF 77,000,000	SELL	10/5/09	404,922	417,932	(13,010)
Hungarian Forint
HUF 198,000,000	SELL	10/5/09	1,026,146	1,074,681	(48,535)
Israeli New Shekel
ILS 3,800,000	SELL	10/14/09	1,002,639	1,008,994	(6,355)
Israeli New Shekel
ILS 2,140,000	SELL	10/30/09	561,091	568,287	(7,196)
Japanese Yen
JPY 98,000,000	SELL	10/5/09	1,061,065	1,091,776	(30,711)
Japanese Yen
JPY 117,000,000	SELL	11/10/09	1,224,874	1,303,753	(78,879)
Japanese Yen
JPY 164,000,000	SELL	11/10/09	1,716,918	1,827,483	(110,565)
Japanese Yen
JPY 216,000,000	SELL	11/10/09	2,281,318	2,406,929	(125,611)
Japanese Yen
JPY 179,000,000	SELL	11/10/09	1,889,980	1,994,631	(104,651)
Japanese Yen
JPY 65,000,000	SELL	11/10/09	704,554	724,307	(19,753)
Japanese Yen
JPY 17,000,000	SELL	11/10/09	187,142	189,434	(2,292)
Japanese Yen
JPY 1,000,000	SELL	11/10/09	11,008	11,143	(135)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Japanese Yen
JPY 5,000,000	SELL	11/10/09	55,042	55,716	$(674)
Japanese Yen
JPY 59,000,000	SELL	11/10/09	639,566	657,448	(17,882)
Japanese Yen
JPY 176,000,000	SELL	11/12/09	1,952,064	1,961,225	(9,161)
Japanese Yen
JPY 99,000,000	SELL	11/12/09	1,098,413	1,103,189	(4,776)
Japanese Yen
JPY 73,000,000	SELL	11/20/09	771,417	813,502	(42,085)
Mexican Peso
MXN 25,580,000	SELL	10/6/09	1,935,870	1,893,579	42,291
Mexican Peso
MXN 47,180,000	SELL	10/6/09	3,606,069	3,492,536	113,533
Mexican Peso
MXN 24,985,000	SELL	10/30/09	1,870,695	1,843,061	27,634
Mexican Peso
MXN 5,485,000	SELL	10/30/09	410,677	404,610	6,067
Mexican Peso
MXN 260,000	SELL	10/30/09	19,309	19,179	130
Mexican Peso
MXN 16,050,000	SELL	11/10/09	1,221,089	1,182,225	38,864
Mexican Peso
MXN 16,050,000	SELL	11/10/09	1,219,698	1,182,225	37,473
Mexican Peso
MXN 2,400,000	SELL	11/10/09	180,367	176,781	3,586
Mexican Peso
MXN 600,000	SELL	11/10/09	44,668	44,195	473
Malaysian Ringgit
MYR 280,000	SELL	11/10/09	80,668	80,757	(89)
Norwegian Krone
NOK 4,200,000	SELL	11/10/09	694,026	726,194	(32,168)
Norwegian Krone
NOK 8,840,000	SELL	11/10/09	1,456,079	1,528,466	(72,387)
Norwegian Krone
NOK 5,700,000	SELL	11/10/09	960,634	985,549	(24,915)
Norwegian Krone
NOK 260,000	SELL	11/10/09	44,285	44,955	(670)
Norwegian Krone
NOK 14,100,000	SELL	11/10/09	2,419,210	2,437,937	(18,727)
New Zealand Dollar
NZD 1,800,000	SELL	11/10/09	1,200,852	1,296,232	(95,380)
New Zealand Dollar
NZD 1,020,000	SELL	11/10/09	685,389	734,532	(49,143)
New Zealand Dollar
NZD 1,010,000	SELL	11/10/09	704,000	727,330	(23,330)
New Zealand Dollar
NZD 4,350,000	SELL	11/10/09	3,033,264	3,132,561	(99,297)
New Zealand Dollar
NZD 10,000	SELL	11/10/09	7,019	7,201	(182)
New Zealand Dollar
NZD 50,000	SELL	11/10/09	35,095	36,006	(911)
Peruvian Nuevo Sol
PEN 1,630,000	SELL	10/26/09	520,767	565,684	(44,917)
Polish Zloty
PLN 2,690,000	SELL	11/10/09	935,376	934,253	1,123
Polish Zloty
PLN 1,060,000	SELL	11/12/09	321,115	368,091	(46,976)
Polish Zloty
PLN 2,120,000	SELL	11/12/09	652,810	736,182	(83,372)
Russian Ruble
RUB 12,600,000	SELL	11/16/09	369,610	415,143	(45,533)
Russian Ruble
RUB 15,500,000	SELL	11/16/09	454,679	510,691	(56,012)
Russian Ruble
RUB 15,520,000	SELL	11/18/09	437,800	511,126	(73,326)
Swedish Krona
SEK 10,910,000	SELL	11/10/09	1,526,301	1,565,423	(39,122)
Swedish Krona
SEK 5,945,000	SELL	11/10/09	822,923	853,019	(30,096)
Swedish Krona
SEK 745,000	SELL	11/10/09	103,379	106,896	(3,517)
Swedish Krona
SEK 710,000	SELL	11/10/09	98,041	101,874	(3,833)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Swedish Krona
SEK 2,500,000	SELL	11/10/09	354,944	358,713	$(3,769)
Swedish Krona
SEK 2,500,000	SELL	11/10/09	355,396	358,713	(3,317)
Swedish Krona
SEK 4,900,000	SELL	11/10/09	705,331	703,077	2,254
Singapore Dollar
SGD 120,000	SELL	11/10/09	84,688	85,162	(474)
Turkish Lira
TRY 6,040,000	SELL	10/13/09	4,013,289	4,060,365	(47,076)
Taiwan New Dollar
TWD 34,000,000	SELL	10/14/09	1,041,603	1,061,165	(19,562)
					$(4,251,411)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on September 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200 Index	5	12/17/09	$16,359
Euro-Bobl 5-Year	21	12/08/09	9,355
Euro-Bund	9	12/08/09	6,529
FTSE 100 Index	2	12/18/09	2,248
FTSE/MIB Index	3	12/18/09	10,942
IBEX 35 Index	3	10/16/09	6,419
MSCI Singapore Index (SGX)	12	10/29/09	9,979
NASDAQ 100 E-Mini	59	12/18/09	39,860
NIKKEI 225 (SGX)	3	12/10/09	(4,556)
U.S. Treasury 2-Year Note	76	12/31/09	11,268
U.S. Treasury 5-Year Note	200	12/31/09	239,920
U.S. Treasury Long Bond	299	12/21/09	53,263
			$401,586
Short Contracts
Australia 10-Year Bond	28	12/15/09	$9,589
CAC40 10 Euro	7	10/16/09	(3,567)
Japanese Government Bonds 10-Year Mini	23	12/09/09	(21,785)
Long Gilt	1	12/29/09	195
NIKKEI 225 (OSE)	15	12/10/09	34,975
S&P 500 E-Mini	149	12/18/09	(117,173)
SGX CNX Nifty Index	53	10/29/09	5,796
U.S. Treasury 10-Year Note	53	12/21/09	(14,228)
			$(106,198)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on September 30, 2009:

Credit Default Swaps on Credit Indices - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination		Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date		Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
Barclays Bank PLC	CDX.EM.11 Index	Buy	(5.000)	06/20/14		USD	2,000,000	$(198,827)	$(170,406)	$(28,421)
Goldman Sachs International	CDX.EM.11 Index	Buy	(5.000)	06/20/14		USD	1,000,000	(99,414)	(85,203)	(14,211)
JPMorgan Chase Bank, N.A., New York	CDX.EM.11 Index	Buy	(5.000)	06/20/14		USD	2,000,000	(198,827)	(169,437)	(29,390)
								$(497,068)	$(425,046)	$(72,022)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination		Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date		Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
Barclays Bank PLC	Cardinal Health, Inc. 5.850%, 12/15/17	Buy	(1.000)	06/20/14		USD	800,000	$(20,675)	$(19,954)	$(721)
Credit Suisse International	Cemex S.A.B de C.V. 9.625%, 10/01/09	Buy	(5.300)	10/20/13		USD	270,000	(3,967)	—	(3,967)
Barclays Bank PLC	ConocoPhillips 4.750%, 10/15/12	Buy	(1.000)	09/20/14		USD	850,000	(22,297)	(22,759)	462
Barclays Bank PLC	Devon Energy Corp. 7.950%, 04/15/32	Buy	(1.000)	09/20/14		USD	800,000	(12,971)	(15,558)	2,587
Deutsche Bank AG	Halliburton Co. 8.750%, 02/15/21	Buy	(1.000)	09/20/14		USD	800,000	(20,538)	(18,970)	(1,568)
UBS AG	Lockheed Martin Corp., 7.650%, 05/01/16	Buy	(1.000)	09/20/14		USD	850,000	(28,739)	(29,013)	274
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)	12/20/16		USD	420,000	(6,297)	—	(6,297)
Citibank N.A., New York	Republic of Turkey 11.875%, 01/15/30	Buy	(5.250)	12/20/13		USD	520,000	(70,519)	—	(70,519)
Goldman Sachs International	Republic of Turkey 11.875%, 01/15/30	Buy	(5.290)	12/20/13		USD	1,040,000	(142,678)	—	(142,678)
Goldman Sachs International	United Mexican States 7.500%, 04/08/33	Buy	(1.350)	09/20/14		USD	330,000	2,729	—	2,729
								$(325,952)	$(106,254)	$(219,698)

Credit Default Swaps on Credit Indices - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination		Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date		Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.12 Index	Sell	5.000	06/20/14		USD	9,400,000	$(575,675)	$(730,003)	$154,328
Credit Suisse International	CDX.NA.HY.12 Index	Sell	5.000	06/20/14		USD	564,000	(34,541)	(65,801)	31,260
Credit Suisse International	CDX.NA.HY.12 Index	Sell	5.000	06/20/14		USD	846,000	(51,811)	(98,244)	46,433
								$(662,027)	$(894,048)	$232,021

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	at 09/30/09 (%) (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
JPMorgan Chase & Co.	Capital One Bank USA N.A., 5.125%, 02/15/14	Sell	1.000	09/20/14	0.74	USD	850,000	$10,285	$2,555	$7,730
Barclays Bank PLC	CIT Group 5.650%, 02/13/17	Sell	5.000	09/20/14	28.91	USD	850,000	(309,814)	(367,608)	57,794
Credit Suisse International	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750	02/20/13	6.87	USD	1,210,000	(109,401)	—	(109,401)
Morgan Stanley Capital Services Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300	03/24/13	5.89	USD	1,290,000	(178,928)	—	(178,928)
Credit Suisse International	HSBK Europe BV 7.250%, 05/03/17	Sell	4.950	03/20/13	7.40	USD	250,000	(17,705)	—	(17,705)
Morgan Stanley Capital Services Inc.	HSBK Europe BV 7.750%, 05/13/13	Sell	4.780	03/20/13	7.40	USD	500,000	(37,872)	—	(37,872)
Morgan Stanley Capital Services Inc.	HSBK Europe BV 7.750%, 05/13/13	Sell	4.880	03/20/13	7.40	USD	500,000	(36,424)	—	(36,424)
Deutsche Bank AG	International Lease Finance Corp., 5.300%, 05/01/12	Sell	5.000	09/20/14	9.53	USD	445,000	(65,421)	(60,129)	(5,292)
Deutsche Bank AG	International Lease Finance Corp., 5.750%, 06/15/11	Sell	5.000	09/20/14	9.53	USD	405,000	(59,541)	(65,894)	6,353
Goldman Sachs International	International Paper Co. 5.300%, 04/01/15	Sell	1.000	09/20/14	1.47	USD	800,000	(17,073)	(54,915)	37,842
Citibank N.A., New York	Islamic Republic of Pakistan 6.750%, 02/19/09**	Sell	5.100	03/20/13	8.41	USD	270,000	(25,482)	—	(25,482)
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250	04/20/11	79.88	USD	530,000	(113,948)	—	(113,948)
Credit Suisse International	Republic of Hungary 4.750%, 02/03/15	Sell	2.700	09/20/10	1.42	USD	600,000	7,475	—	7,475
Barclays Bank PLC	Republic of Venezuela 9.250%, 09/15/27	Sell	30.500	01/20/10	7.36	USD	220,000	15,580	—	15,580
Morgan Stanley Capital Services Inc.	Republic of Venezuela 9.250%, 09/15/27	Sell	30.000	01/20/10	7.36	USD	220,000	15,243	—	15,243
Deutsche Bank AG	XL Capital Ltd. 5.250%, 09/15/14	Sell	5.000	09/20/14	1.63	USD	800,000	121,190	22,203	98,987
Morgan Stanley Capital Services Inc.	YASAR, Multiple loan facility agreements to the YASAR Group Entities	Sell	8.500	10/20/09	53.85	USD	230,000	(2,524)	—	(2,524)
Morgan Stanley Capital Services Inc.	YASAR, Multiple loan facility agreements to the YASAR Group Entities	Sell	8.750	06/20/10	49.94	USD	230,000	(48,470)	—	(48,470)
								$(852,830)	$(523,788)	$(329,042)

*Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S. For the purposes of this transaction each such loan shall be an underlying loan.

**In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2009:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	06/06/11	MXN	36,500,000	$(9,631)
Receive a fixed rate equal to 6.250% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	06/07/11	MXN	30,000,000	942
Receive a fixed rate equal to 7.450% and pay a floating rate based on 3-month ZAR-JIBA Counterparty: Barclays Bank PLC	09/22/11	ZAR	10,050,000	(6,126)
Receive a fixed rate equal to 7.500% and pay a floating rate based on 6-month ZAR-JIMBAM Counterparty: Goldman Sachs International	09/23/11	ZAR	6,570,000	(3,183)
Receive a fixed rate equal to 10.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/11/11	MXN	89,000,000	159,076
Receive a fixed rate equal to 10.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	11/11/11	MXN	88,000,000	157,289
Receive a fixed rate equal to 9.350% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/18/11	MXN	27,600,000	117,510
Receive a fixed rate equal to 9.270% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/21/11	MXN	33,600,000	139,457
Receive a fixed rate equal to 9.080% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/22/11	MXN	33,800,000	130,588
Receive a fixed rate equal to 8.920% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	11/24/11	MXN	28,100,000	101,808
Receive a fixed rate equal to 8.920% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	11/24/11	MXN	27,500,000	99,634
Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	34,514
Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	63,256
Receive a fixed rate equal to 12.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	2,700,000	4,756
Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	01/03/12	BRL	1,040,000	33,547

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 8.480% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	06/06/13	HUF	192,000,000	$52,121
Receive a fixed rate equal to 7.880% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	08/12/13	HUF	123,000,000	20,895
Receive a fixed rate equal to 7.890% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	09/12/13	HUF	107,000,000	19,540
Receive a fixed rate equal to 7.820% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	09/19/13	HUF	231,000,000	39,401
Receive a fixed rate equal to 8.540% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander S.A., New York	09/27/13	MXN	14,000,000	45,712
Receive a fixed rate equal to 8.560% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	09/27/13	MXN	5,500,000	18,249
Receive a fixed rate equal to 8.540% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/27/13	MXN	8,500,000	27,754
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	2,887
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	7,742
Receive a fixed rate equal to 8.060% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander, S.A., New York	02/06/14	MXN	15,600,000	29,624
Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	(948)
Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	(447)
Receive a fixed rate equal to 12.800% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs International	01/02/17	BRL	3,300,000	(2,879)
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	2,760,000	44,948
Receive a fixed rate equal to 14.100% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	430,000	8,422
Receive a fixed rate equal to 14.160% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,770,000	37,471
Receive a fixed rate equal to 14.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,700,000	39,825

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,500,000	$41,512
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,770,000	45,111
Receive a fixed rate equal to 12.810% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,960,000	(1,477)
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	5,000,000	83,025
Receive a fixed rate equal to 15.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	2,000,000	67,301
Receive a fixed rate equal to 5.880% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG, London	08/28/18	ILS	2,450,000	27,196
Receive a fixed rate equal to 5.850% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG, London	09/04/18	ILS	2,500,000	26,264
Receive a fixed rate equal to 7.180% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A., New York	10/03/18	HUF	134,000,000	17,133
Receive a fixed rate equal to 5.320% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: Goldman Sachs International	10/03/18	PLN	3,400,000	(12,374)
Receive a fixed rate equal to 5.330% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: Goldman Sachs International	10/06/18	PLN	3,340,000	(11,425)
Receive a fixed rate equal to 7.200% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	10/06/18	HUF	134,000,000	18,094
Receive a fixed rate equal to 7.180% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	10/08/18	HUF	134,000,000	17,121
Receive a fixed rate equal to 7.200% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A., New York	10/08/18	HUF	132,000,000	17,824
Receive a fixed rate equal to 5.036% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG	12/12/18	ILS	2,740,000	(15,739)
Receive a fixed rate equal to 4.940% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: Credit Suisse International	12/15/18	ILS	1,070,000	(8,179)
Receive a fixed rate equal to 4.650% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: Credit Suisse International	12/22/18	ILS	1,000,000	(13,332)
Receive a fixed rate equal to 4.780% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG	01/07/19	ILS	2,768,000	(30,004)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.2675% Counterparty: JPMorgan Chase Bank, N.A., London	03/06/19	JPY	74,700,000	$6,840
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.236% Counterparty: Citibank N.A., London	03/10/19	JPY	74,700,000	9,320
Receive a fixed rate equal to 12.510% and pay a fixed rate equal to 6.440% payable on notional of USD 10,000,000 Counterparty: Deutsche Bank AG	03/18/19	COP	420,000,000	15
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: JPMorgan Chase Bank, N.A., New York	04/30/19	CAD	1,505,000	(32,306)
Receive a fixed rate equal to 3.620% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: JPMorgan Chase Bank, N.A., New York	08/06/19	CAD	1,240,000	29,603
Receive a floating rate based on 6-month DKK-CIBOR and pay a fixed rate equal to 3.850% Counterparty: Barclays Capital Inc.	08/07/19	DKK	13,450,000	(24,480)
Receive a fixed rate equal to 3.910% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs & Co.	08/07/19	USD	2,600,000	103,519
Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.484% Counterparty: JPMorgan Chase Bank, N.A., Tokyo	09/07/19	JPY	98,700,000	(8,149)
Receive a fixed rate equal to 5.600% and pay a floating rate based on 6-month PLN-WIBOR Counterparty: JPMorgan Chase Bank, N.A., New York	09/10/19	PLN	1,100,000	4,136
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 3.480% Counterparty: JPMorgan Chase Bank, N.A., New York	09/10/19	EUR	240,000	(613)
Receive a fixed rate equal to 5.650% and pay a floating rate based on 6-month PLN-WIBOR Counterparty: JPMorgan Chase Bank, N.A., New York	09/11/19	PLN	1,100,000	5,601
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 3.530% Counterparty: JPMorgan Chase Bank, N.A., New York	09/11/19	EUR	240,000	(2,119)
Receive a fixed rate equal to 5.690% and pay a floating rate based on 6-month PLN-WIBOR Counterparty: JPMorgan Chase Bank, N.A., New York	09/14/19	PLN	1,650,000	10,191
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 3.550% Counterparty: JPMorgan Chase Bank, N.A., New York	09/14/19	EUR	380,000	(4,285)
				$1,779,078

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on September 30, 2009:

		Number of		Unrealized
	Termination	Contracts / Notional		Appreciation/
	Date	Principal Amount		(Depreciation)
Receive, if positive, the total return of a custom basket of securities plus 93% of the dividends from the basket. Pay a floating rate based on one-month JPY-LIBOR plus 95 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	04/14/10	JPY	141,586	$(107,256)
Receive the price return on on Korea Stock Price Index, if negative. Pay the price return on Korea Stock Price Index, if positive. Counterparty: Citibank N.A., New York	12/10/09	KRW	6	(23,714)
Receive one-month USD-LIBOR minus 90 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Norway Pay the price return on MSCI Daily TR Gross Norway, if positive. Counterparty: Morgan Stanley	07/08/10	USD	75	(70,121)
Receive one-month USD-LIBOR minus 95 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Belgium Pay the price return on MSCI Daily TR Net Belgium, if positive. Counterparty: UBS AG, London	08/03/10	USD	112	(41,852)
Receive one-month USD-LIBOR minus 35 basis pts. and, if negative, the absolute value of the total return of the S&P Citigroup Growth Index Pay the total return on S&P Citigroup Growth Index, if positive. Counterparty: Morgan Stanley	09/09/10	USD	2,551	(78,143)
Receive, if positive, the total return of the Amex Utilties Select Index Pay one-month USD-LIBOR plus 20 basis pts. and, if negative, the absolute value of the total return of the Amex Utilties Select Index Counterparty: Deutsche Bank AG, London	10/05/09	USD	1,524	15,351
Receive, if positive, the total return of the Amex Consumer Discretionary Select Index Pay one-month USD-LIBOR plus 15 basis pts. and, if negative, the absolute value of the total return of the Amex Consumer Discretionary Select Index Counterparty: Deutsche Bank AG, London	10/05/09	USD	1,730	35,022
Receive, if positive, the total return of the Amex Financial Select Index Pay one-month USD-LIBOR minus 10 basis pts. and, if negative, the absolute value of the total return of the Amex Financial Select Index Counterparty: UBS AG, London	09/03/10	USD	3,129	30,555
Receive, if positive, the total return of custom basket of securities plus 90% of the dividends from the basket. Pay one-month EUR-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley & Co. International PLC	10/07/09	EUR	7,210	128,866
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus 35 basis pts. and, if negative, the absolute value of the total return of custom basket of securities Counterparty: Deutsche Bank AG, London	03/05/10	USD	52,301	413,528
Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay one-month EUR-LIBOR plus 90 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities Counterparty: Morgan Stanley & Co. International PLC	03/05/10	EUR	7,249	44,722
Receive the price return on MSCI Daily TR Net Emerging Markets, if positive. Pay one-month USD-LIBOR plus 100 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Emerging Markets. Counterparty: UBS AG, London	05/12/10	USD	4,033	115,700
Receive a fixed rate equal to 7.750%, and pay a floating rate based on 3-month USD LIBOR. On the termination date, receive total return amount on reference obligation, if total return amount is positive, and pay absolute value of the total return amount on reference obligation, if total return amount is negative. Reference Obligation: Loan under the loan facility agreement between each of JSC “Rushydro” and OJSC Saratovskaya and any Successor(s) and Morgan Stanley Bank International Limited dated 13 December 2006 Counterparty: Morgan Stanley Capital Services Inc.	12/26/13	RUB	56,780,000	(399,586)
				$63,073

For the nine months ended September 30, 2009, Oppenheimer Strategic Income had the following unfunded loan commitment pursuant to the terms of the following loan agreement:

Deutsche Bank AG, London - Government of Peru CRPAO Pass-Through Notes, Peru 8.375% due 05/30/16 + 2.750%, due 04/30/25.

The unrealized depreciation on this commitment as of September 30, 2009 is $72,875.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Credit contracts	$(2,337,877)
Equity contracts	77,276
Foreign exchange contracts	(1,066,295)
Interest rate contracts	1,987,387
Total	$(1,399,509)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 26.8%
			Agriculture: 0.1%
$400,000		S	Philip Morris International, Inc., 5.650%, due 05/16/18	$426,495
	300,000	S	Reynolds American, Inc., 7.625%, due 06/01/16	321,427
				747,922
			Auto Manufacturers: 0.2%
	1,960,000		DaimlerChrysler NA Holding Corp., 4.250%, due 08/03/14	1,889,440
				1,889,440
			Banks: 11.8%
	200,000	S	American Express Bank FSB, 6.000%, due 09/13/17	207,215
	900,000	S	American Express Centurion Bank, 0.401%, due 11/16/09	899,138
	200,000	S	American Express Centurion Bank, 6.000%, due 09/13/17	207,215
	800,000	@@, #, S	ANZ National International Ltd., 6.200%, due 07/19/13	876,122
	300,000	S	Bank of America Corp., 0.770%, due 08/15/16	247,302
	2,900,000	S	Bank of America Corp., 2.100%, due 04/30/12	2,942,529
	900,000	S	Bank of America Corp., 5.750%, due 12/01/17	899,807
	4,400,000	S	Bank of America Corp., 6.500%, due 08/01/16	4,631,431
	12,300,000		Bank of America NA, 1.059%, due 05/12/10	12,296,298
	4,100,000	@@, S	Barclays Bank PLC, 5.450%, due 09/12/12	4,408,923
	700,000	@@, #, S	Barclays Bank PLC, 6.050%, due 12/04/17	705,581
	2,200,000	@@, #, S	BNP Paribas, 5.186%, due 06/29/49	1,746,347
	200,000	S	Citibank NA, 1.625%, due 03/30/11	202,338
	600,000	S	Citibank NA, 1.875%, due 05/07/12	604,354
	300,000	S	Citibank NA, 1.875%, due 06/04/12	302,179
	700,000	S	Citigroup, Inc., 2.125%, due 04/30/12	710,350
	700,000	S	Citigroup, Inc., 5.300%, due 10/17/12	722,728
	1,900,000	S	Citigroup, Inc., 5.500%, due 08/27/12	1,958,252
	2,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	2,355,517
	500,000	S	Citigroup, Inc., 5.625%, due 08/27/12	505,891
	500,000	S	Citigroup, Inc., 5.850%, due 07/02/13	509,429
	1,900,000	S	Citigroup, Inc., 6.000%, due 08/15/17	1,876,784
	300,000	S	Citigroup, Inc., 6.125%, due 05/15/18	295,880
	300,000	S	Citigroup, Inc., 8.500%, due 05/22/19	339,221
	6,300,000	@@, #, S	Commonwealth Bank of Australia, 0.704%, due 07/12/13	6,283,904
	1,100,000	@@, #, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	914,585
	700,000	@@, #, S	Credit Agricole SA, 0.422%, due 05/28/10	697,196
	1,600,000	@@, S	Deutsche Bank AG/London, 6.000%, due 09/01/17	1,729,408
	1,400,000	@@, #, S	Dexia Credit Local, 0.939%, due 09/23/11	1,407,746
EUR	300,000	@@	Fortis Bank Nederland Holding NV, 3.000%, due 04/17/12	449,386
$50,000		S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	51,958
	800,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	842,922
	2,000,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,118,490
	3,200,000	S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	3,313,034
	1,000,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	1,075,085
	900,000	S	JPMorgan Chase Bank NA, 0.630%, due 06/13/16	832,835
	1,200,000	S	KeyBank NA, 2.598%, due 06/02/10	1,194,473
	3,230,000	S	Manuf & Traders Trust Co., 8.000%, due 10/01/10	3,358,153
	100,000	S	Morgan Stanley, 0.500%, due 04/19/12	97,159
	800,000	S	Morgan Stanley, 5.950%, due 12/28/17	815,832
	1,600,000	S	Morgan Stanley, 6.250%, due 08/28/17	1,667,966
	6,400,000	@@, #, S	National Australia Bank Ltd., 0.914%, due 02/08/10	6,399,507
DKK	2,857,961	@@	Nykredit Realkredit A/S, 3.261%, due 04/01/38	544,395
DKK	3,096,025	@@	Nykredit Realkredit A/S, 3.261%, due 10/01/38	580,613
DKK	8,638,870	@@	Realkredit Danmark A/S, 2.730%, due 01/01/38	1,623,062
DKK	2,847,234	@@	Realkredit Danmark A/S, 2.730%, due 01/01/38	543,051
$600,000		@@, #, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	312,390
	4,100,000	@@, #, S	Royal Bank of Scotland PLC, 0.854%, due 04/08/11	4,111,775
	500,000	@@, #, S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	515,022
	200,000	@@, #	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	203,293
	200,000	@@, #, S	Societe Generale, 5.922%, due 12/31/49	144,200
	2,700,000	@@, S	UBS AG, 1.392%, due 05/05/10	2,705,740
	500,000	@@, S	UBS AG, 5.750%, due 04/25/18	508,990
	1,800,000	S	Wachovia Corp., 5.750%, due 02/01/18	1,908,198
	1,200,000	S	Wells Fargo & Co., 5.625%, due 12/11/17	1,262,537
EUR	1,200,000		Wells Fargo & Company, 0.958%, due 03/23/16	1,586,081
				90,249,817
			Biotechnology: 0.4%
$2,400,000		S	Amgen, Inc., 6.150%, due 06/01/18	2,718,840
				2,718,840
			Building Materials: 0.1%
	800,000	@@, #, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	618,670
				618,670
			Chemicals: 0.1%
	400,000	S	Rohm & Haas Co., 6.000%, due 09/15/17	399,188
				399,188

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Computers: 1.0%
$1,300,000		S	Dell, Inc., 4.700%, due 04/15/13	$1,371,544
	5,700,000	S	International Business Machines Corp., 5.700%, due 09/14/17	6,292,002
				7,663,546
			Diversified Financial Services: 7.1%
	700,000	S	Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	745,687
	700,000	S	American Express Co., 7.000%, due 03/19/18	771,297
	600,000	S	American Express Credit Corp., 5.875%, due 05/02/13	636,677
	1,300,000	S	American General Finance Corp., 6.900%, due 12/15/17	910,473
	1,900,000	S	Bear Stearns Cos., Inc., 6.400%, due 10/02/17	2,070,208
	2,100,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,339,215
	3,000,000	S	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	3,186,981
	400,000	S	CitiFinancial, 6.625%, due 06/01/15	401,652
	3,200,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	2,876,000
	1,200,000	S	Citigroup Funding, Inc., 2.250%, due 12/10/12	1,217,088
	500,000	S	Ford Motor Credit Co., LLC, 5.700%, due 01/15/10	499,891
	200,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	194,332
	1,100,000	S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	1,094,600
	1,500,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	1,506,825
	300,000	S	Ford Motor Credit Co., LLC, 8.625%, due 11/01/10	303,554
	500,000	S	General Electric Capital Corp., 0.510%, due 08/15/11	487,786
	100,000	S	General Electric Capital Corp., 1.800%, due 03/11/11	101,278
	2,400,000	S	General Electric Capital Corp., 2.000%, due 09/28/12	2,415,115
	4,000,000	S	General Electric Capital Corp., 2.625%, due 12/28/12	4,101,372
	500,000	S	General Electric Capital Corp., 3.000%, due 12/09/11	517,754
EUR	4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	5,584,172
$900,000		S	General Electric Capital Corp., 5.875%, due 01/14/38	828,082
	800,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	840,569
	1,600,000	S	HSBC Finance Corp., 0.564%, due 10/21/09	1,599,567
	1,200,000	S	International Lease Finance Corp., 4.375%, due 11/01/09	1,193,094
	800,000	S	International Lease Finance Corp., 5.125%, due 11/01/10	749,290
EUR	2,364,000		Lehman Brothers Holdings, Inc., 0.000%, due 06/12/13	510,258
$2,000,000		±, S	Lehman Brothers Holdings, Inc., 2.951%, due 05/25/10	345,000
	2,700,000	±, S	Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	472,500
	300,000	±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	54,750
	3,000,000	@@, #, S	Macquarie Group Ltd., 7.300%, due 08/01/14	3,206,581
	1,800,000	S	Merrill Lynch & Co., Inc., 0.704%, due 07/25/11	1,752,610
	300,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	320,157
	1,900,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	2,001,458
	700,000	@@, #, S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	616,550
	2,400,000	S	SLM Corp., 0.499%, due 03/15/11	2,162,083
EUR	2,800,000		SLM Corp., 3.125%, due 09/17/12	3,195,973
GBP	500,000	@@	SMFG Preferred Capital GBP 1 Ltd., 6.164%, due 01/29/49	652,158
$300,000		@@, #, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	327,961
	1,100,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	838,200
	300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10	308,060
	146,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	118,831
				54,055,689
			Electric: 0.6%
	300,000	S	Columbus Southern Power Co., 6.600%, due 03/01/33	327,493
	600,000	@@, #, S	Electricite de France, 5.500%, due 01/26/14	659,026
	600,000	@@, #, S	Electricite de France, 6.500%, due 01/26/19	688,716
	600,000	@@, #, S	Electricite de France, 6.950%, due 01/26/39	745,987
	2,100,000	@@, #, S	Enel Finance International SA, 6.250%, due 09/15/17	2,265,438
				4,686,660
			Healthcare - Services: 0.9%
	4,400,000	#, S	Roche Holdings, Inc., 2.393%, due 02/25/11	4,521,286
	1,400,000	#, S	Roche Holdings, Inc., 7.000%, due 03/01/39	1,743,927
	600,000	S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	624,105
				6,889,318
			Insurance: 1.1%
	3,000,000	S	American International Group, Inc., 5.850%, due 01/16/18	2,175,294
	1,300,000	#, S	Metropolitan Life Global Funding I, 0.480%, due 05/17/10	1,297,574
	500,000	@@, #, S	Monumental Global Funding Ltd., 5.500%, due 04/22/13	511,360
	600,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	616,027
	900,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	907,263
	3,400,000	S	Protective Life Secured Trusts, 0.404%, due 11/09/10	3,076,432
				8,583,950
			Mining: 0.1%
	700,000	@@, #, S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	848,354
	200,000	@@, S	Vale Overseas Ltd., 6.250%, due 01/23/17	214,619
				1,062,973
			Oil & Gas: 0.4%
	2,500,000	@@	Petroleos Mexicanos, 8.000%, due 05/03/19	2,867,500
				2,867,500
			Pharmaceuticals: 0.1%
	300,000	@@, S	AstraZeneca PLC, 5.900%, due 09/15/17	336,205
	200,000	@@, S	AstraZeneca PLC, 6.450%, due 09/15/37	236,151
				572,356
			Pipelines: 0.4%
	2,600,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,724,387
	300,000	@@, S	Trans-Canada Pipelines, 7.625%, due 01/15/39	384,100
				3,108,487
			Retail: 0.4%
	2,700,000	S	CVS Caremark Corp., 5.750%, due 08/15/11	2,887,928
				2,887,928

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Student Loan ABS: 0.4%
$2,792,869	S	Access Group, Inc., 1.804%, due 10/27/25	$2,820,671
			2,820,671
		Telecommunications: 1.4%
24,000	S	AT&T Corp., 7.300%, due 11/15/11	26,597
600,000	S	AT&T, Inc., 4.950%, due 01/15/13	640,205
600,000	S	AT&T, Inc., 5.500%, due 02/01/18	627,070
1,500,000	S	AT&T, Inc., 6.300%, due 01/15/38	1,576,767
2,500,000	S	BellSouth Corp., 5.200%, due 09/15/14	2,709,678
30,000	S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	32,568
200,000	S	Qwest Corp., 8.875%, due 03/15/12	211,500
4,900,000	#, S	Verizon Wireless Capital LLC, 3.025%, due 05/20/11	5,071,603
			10,895,988
		Transportation: 0.2%
1,600,000	S	Union Pacific Corp., 5.700%, due 08/15/18	1,728,890
			1,728,890
		Total Corporate Bonds/Notes
		(Cost $202,402,335)	204,447,833
U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.8%
		Federal Home Loan Bank: 0.1%
600,000	S	3.375%, due 06/24/11	624,623
			624,623
		Federal Home Loan Mortgage Corporation##: 14.8%
2,248,675	S	0.393%, due 07/15/19-08/15/19	2,238,651
176,372	S	0.566%, due 01/25/45	108,100
3,700,000	S	1.125%, due 06/01/11	3,720,968
523,418	S	1.875%, due 03/25/24	528,472
313,254	S	2.251%, due 10/25/44	306,256
1,558,914	S	2.451%, due 07/25/44	1,531,540
15,040	S	3.351%, due 04/01/32	15,306
20,834	S	3.500%, due 07/15/32	21,041
908,653	S	4.500%, due 06/15/17	940,894
49,000,000	W	5.000%, due 11/15/34	50,447,019
3,947,413	S	5.000%, due 05/01/23-01/01/37	4,047,398
300,000	S	5.250%, due 07/18/11	323,527
132,317	S	5.290%, due 09/01/35	137,733
28,000,000	W	5.500%, due 11/15/34-10/15/37	29,235,934
5,316,586	S	5.500%, due 03/15/17-12/01/37	5,584,377
12,400,000	W	6.000%, due 15/15/33	13,087,816
710,839	S	6.000%, due 10/01/17-06/01/38	759,807
			113,034,839
		Federal National Mortgage Association##: 24.8%
970,758	S	0.306%, due 07/25/37	876,057
118,072	S	0.366%, due 03/25/34	107,681
877,149	S	1.627%, due 02/01/33	886,372
118,334	S	1.781%, due 04/25/24	118,892
274,251	S	2.101%, due 10/01/44	272,056
6,088	S	2.250%, due 02/01/20	6,091
92,162	S	2.989%, due 04/01/32	93,086
392,390	S	3.110%, due 08/01/35	396,769
1,194,658	S	3.355%, due 11/01/34	1,213,811
12,464	S	3.626%, due 09/01/31	12,639
488,171	S	4.340%, due 02/01/35	505,527
900,000	W	4.500%, due 10/15/18	932,063
95,836	S	4.613%, due 12/01/36	96,249
822,026	S	4.735%, due 09/01/35	845,476
700,000	W	5.000%, due 10/15/18-10/15/33	732,453
26,734,993	S	5.000%, due 05/01/18-03/01/36	27,968,328
523,215	S	5.016%, due 09/01/34	546,293
4,300,000	W	5.500%, due 10/15/35	4,498,204
57,975,757	S	5.500%, due 03/01/16-09/01/38	60,848,625
686,267		5.500%, due 06/01/33	722,118
4,500,000	W	6.000%, due 10/14/39	4,748,202
74,959,591	S	6.000%, due 04/01/17-03/01/39	79,294,966
500,000	W	6.500%, due 11/13/36	532,285
1,982,983	S	6.500%, due 03/01/17-06/17/38	2,144,717
925,126	S	7.500%, due 08/25/35	941,658
			189,340,618
		Government National Mortgage Association: 0.1%
31,503	S	0.641%, due 03/16/32	31,039
815,593	S	6.000%, due 05/15/38	862,872
			893,911
		Total U.S. Government Agency Obligations
		(Cost $296,935,725)	303,893,991
U.S. TREASURY OBLIGATIONS: 27.0%
		U.S. Treasury Notes: 27.0%
11,600,000	L	0.875%, due 05/31/11	11,631,274
1,200,000		0.875%, due 12/31/10-03/31/11	1,205,016
55,500,000	S	1.000%, due 08/31/11	55,614,941

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury Notes (continued)
$25,900,000		1.000%, due 09/30/11	$25,928,335
4,600,000		1.125%, due 06/30/11	4,628,032
37,500,000		3.000%, due 09/30/16	37,661,138
15,500,000	S	3.500%, due 02/15/39	14,046,880
11,200,000	S	4.250%, due 05/15/39	11,590,253
10,200,000	S	4.375%, due 02/15/38	10,748,260
15,500,000	S	4.500%, due 05/15/38	16,684,309
10,800,000	S	4.500%, due 08/15/39	11,647,130
2,700,000	S	4.750%, due 02/15/37	3,013,454
1,900,000	S	5.375%, due 02/15/31	2,258,032
		Total U.S. Treasury Obligations
		(Cost $203,542,202)	206,657,054
ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.2%
800,000	#	Ally Auto Receivables Trust, 1.320%, due 03/15/12	792,875
506,433	S	Daimler Chrysler Auto Trust, 1.174%, due 07/08/11	507,259
500,000	S	Daimler Chrysler Auto Trust, 1.724%, due 09/10/12	502,186
			1,802,320
		Credit Card Asset-Backed Securities: 0.3%
700,000	S	BA Credit Card Trust, 0.823%, due 04/15/13	699,348
1,400,000	S	BA Credit Card Trust, 1.443%, due 12/16/13	1,409,483
			2,108,831
		Home Equity Asset-Backed Securities: 0.1%
621,323	S	Household Home Equity Loan Trust, 0.536%, due 01/20/34	525,810
			525,810
		Other Asset-Backed Securities: 0.4%
664,269	S	Countrywide Asset-Backed Certificates, 0.326%, due 10/25/47	599,124
2,134,398	S	Countrywide Asset-Backed Certificates, 0.426%, due 09/25/36	1,585,896
44,572	S	JPMorgan Mortgage Acquisition Corp., 0.296%, due 08/25/36	43,448
397,681	S	JPMorgan Mortgage Acquisition Corp., 0.306%, due 03/25/47	273,491
58,753	S	Long Beach Mortgage Loan Trust, 0.526%, due 10/25/34	44,936
152,729	S	Morgan Stanley Capital, Inc., 0.296%, due 11/25/36	147,109
387,676	S	WAMU Asset-Backed Certificates, 0.296%, due 01/25/37	269,367
			2,963,371
		Total Asset-Backed Securities
		(Cost $8,355,144)	7,400,332
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
250,283	S	Adjustable Rate Mortgage Trust, 4.550%, due 05/25/35	234,084
476,012	S	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	384,030
800,000	S	Banc of America Commercial Mortgage, Inc., 5.929%, due 05/10/45	770,778
692,360	S	Banc of America Funding Corp., 3.487%, due 05/25/35	651,783
517,141	S	Banc of America Funding Corp., 6.093%, due 01/20/47	338,963
88,936	S	Banc of America Mortgage Securities, Inc., 0.696%, due 01/25/34	83,208
477,445	S	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	445,324
227,476	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	224,463
1,600,000	#, S	BCRR Trust, 5.858%, due 07/17/40	1,421,117
2,248,617	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.196%, due 03/25/35	1,993,973
3,482,403	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.860%, due 03/25/35	3,114,643
751,487	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.915%, due 11/25/34	692,699
394,285	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.617%, due 10/25/35	387,691
383,184	S	Bear Stearns Alternative-A Trust, 5.355%, due 05/25/35	258,265
227,382	S	Bear Stearns Alternative-A Trust, 5.490%, due 09/25/35	144,261
662,710	S	Bear Stearns Alternative-A Trust, 5.654%, due 11/25/36	400,331
100,000	S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	90,248
300,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	278,796
385,827	S	Bear Stearns Structured Products, Inc., 5.485%, due 12/26/46	242,097
595,868	S	Bear Stearns Structured Products, Inc., 5.636%, due 01/26/36	348,797
670,890	S	Citigroup Mortgage Loan Trust, Inc., 4.647%, due 08/25/35	549,904
900,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	785,457
21,214	S	Countrywide Alternative Loan Trust, 0.456%, due 11/20/35	20,985
194,524	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.566%, due 03/25/35	106,685
1,041,591	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.586%, due 06/25/35	709,725
975,343	S	Countrywide Home Loan Mortgage Pass-through Trust, 4.635%, due 02/20/35	856,685
543,681	S	Countrywide Home Loan Mortgage Pass-through Trust, 4.654%, due 11/25/34	404,172
2,385,382	#, S	Credit Suisse Mortgage Capital Certificates, 0.473%, due 10/15/21	2,039,759
2,300,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	1,819,033
100,000	S	Credit Suisse Mortgage Capital Certificates, 5.846%, due 03/15/39	88,731
183,907	S	Downey Savings & Loan Association Mortgage Loan Trust, 3.059%, due 07/19/44	124,254
323,727	S	First Horizon Mortgage Pass-through Trust, 5.366%, due 08/25/35	268,354
154,858	S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	153,971
337,110	S	Greenpoint Mortgage Pass-through Certificates, 3.895%, due 10/25/33	278,022
100,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	96,135
600,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	533,177
700,451	#, S	GS Mortgage Securities Corp. II, 0.334%, due 03/06/20	645,107
900,000	S	GS Mortgage Securities Corp. II, 5.999%, due 08/10/45	746,291
74,285	S	GSR Mortgage Loan Trust, 3.717%, due 06/25/34	68,308
700,181	S	GSR Mortgage Loan Trust, 4.117%, due 09/25/35	648,347
3,496	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	3,491

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$236,002	S	Harborview Mortgage Loan Trust, 0.466%, due 05/19/35	$125,609
466,039	S	Harborview Mortgage Loan Trust, 5.144%, due 07/19/35	290,012
264,174	S	Indymac Index Mortgage Loan Trust, 4.944%, due 12/25/34	160,202
800,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	687,492
2,600,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,198,340
4,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	3,705,387
300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	255,713
1,253,337	S	JPMorgan Mortgage Trust, 4.493%, due 07/25/35	1,146,821
386,834	S	JPMorgan Mortgage Trust, 5.012%, due 02/25/35	370,800
261,278	S	Merrill Lynch Mortgage Investors Trust, 0.456%, due 02/25/36	150,387
370,468	S	Merrill Lynch Mortgage Investors Trust, 3.771%, due 05/25/33	326,327
300,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	234,437
218,155	S	MLCC Mortgage Investors, Inc., 0.496%, due 11/25/35	161,765
126,435	S	MLCC Mortgage Investors, Inc., 1.246%, due 10/25/35	104,838
100,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	85,854
4,700,000	S	Morgan Stanley Capital I, 6.076%, due 06/11/49	4,137,404
323,371	S	RAAC Series, 5.000%, due 09/25/34	316,195
119,468	S	Residential Accredit Loans, Inc., 0.646%, due 03/25/33	101,067
105,604	S	Residential Asset Securitization Trust, 0.646%, due 05/25/33	91,097
17,114	S	Residential Funding Mortgage Securities I, 6.500%, due 03/25/32	17,249
199,681	S	Sequoia Mortgage Trust, 0.596%, due 07/20/33	168,024
484,912	S	Sequoia Mortgage Trust, 3.781%, due 04/20/35	432,238
313,617	S	SLM Student Loan Trust, 0.494%, due 10/27/14	313,278
209,437	S	SLM Student Loan Trust, 0.804%, due 01/25/15	209,329
240,430	S	Structured Adjustable Rate Mortgage Loan Trust, 5.394%, due 08/25/35	171,727
562,504	S	Structured Asset Mortgage Investments, Inc., 0.496%, due 07/19/35	430,156
309,087	#, S	Structured Asset Securities Corp., 3.832%, due 10/25/35	188,250
1,180,522	S	Thornburg Mortgage Securities Trust, 0.366%, due 09/25/46	1,130,436
824,179	#, S	Wachovia Bank Commercial Mortgage Trust, 0.323%, due 06/15/20	652,776
400,000	S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	310,894
178,531	S	Washington Mutual Mortgage Pass-through Certificates, 0.556%, due 01/25/45	112,675
407,892	S	Washington Mutual Mortgage Pass-through Certificates, 0.786%, due 12/25/27	288,036
23,202	S	Washington Mutual Mortgage Pass-through Certificates, 2.301%, due 08/25/42	15,936
54,259	S	Washington Mutual Mortgage Pass-through Certificates, 2.723%, due 02/27/34	50,354
1,012,887	S	Washington Mutual Mortgage Pass-through Certificates, 2.973%, due 07/25/46	653,698
1,111,216	S	Washington Mutual Mortgage Pass-through Certificates, 2.973%, due 08/25/46	634,867
891,793	S	Wells Fargo Mortgage-Backed Securities Trust, 3.299%, due 12/25/34	860,333
407,774	S	Wells Fargo Mortgage-Backed Securities Trust, 3.597%, due 05/25/35	385,690
623,908	S	Wells Fargo Mortgage-Backed Securities Trust, 4.940%, due 01/25/35	565,361
341,420	S	Wells Fargo Mortgage-Backed Securities Trust, 5.512%, due 08/25/36	331,689
		Total Collateralized Mortgage Obligations
		(Cost $52,518,641)	46,024,887
MUNICIPAL BONDS: 1.1%
		California: 0.3%
450,000	S	Orange County Sanitation District, 9.100%, due 02/01/33	477,144
500,000	S	State of California, 7.500%, due 04/01/34	557,570
400,000	S	State of California, 5.650%, due 04/01/39	425,176
500,000	S	State of California, 7.550%, due 04/01/39	557,845
			2,017,735
		Florida: 0.2%
1,500,000	S	Florida State Board of Governors, 5.250%, due 07/01/19	1,753,185
			1,753,185
		Illinois: 0.2%
1,400,000	S	Chicago Transit Authority, 6.899%, due 12/01/40	1,581,706
100,000	S	Chicago Transit Authority, 6.300%, due 12/01/21	108,229
			1,689,935
		Lousiana: 0.0%
100,000	S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	96,792
			96,792
		Nebraska: 0.1%
500,000	S	Public Power Generation Agency, 7.242%, due 01/01/41	516,330
			516,330
		Ohio: 0.1%
400,000	S	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	380,460
			380,460
		Rhode Island: 0.0%
200,000	S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	197,238
			197,238
		Washington: 0.2%
2,080,000	S, Z	State of Washington, 2.960%, due 06/01/16	1,733,160
			1,733,160
		Wisconsin: 0.0%
125,000	S	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	137,068
			137,068
		Total Municipal Bonds
		(Cost $7,723,599)	8,521,903
OTHER BONDS: 1.6%
		Foreign Government Bonds: 1.6%
600,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15	639,011

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount					Value
			Foreign Government Bonds (continued)
$566,667			Federative Republic of Brazil, 8.000%, due 01/15/18		$659,033
BRL	2,000,000		Federative Republic of Brazil, 10.250%, due 01/10/28		1,089,411
$900,000			Federative Republic of Brazil, 12.500%, due 01/05/22		561,357
600,000			Mexico Government International Bond, 6.050%, due 01/11/40		601,500
5,000,000		S	Mexico Government International Bond, 8.125%, due 12/30/19		6,117,500
250,000			Panama Government International Bond, 8.875%, due 09/30/27		331,250
71,000			Panama Government International Bond, 9.375%, due 04/01/29		97,270
1,000,000		#, S	Societe Financement de l’Economie Francaise, 0.713%, due 07/16/12		1,004,310
EUR	700,000		Societe Financement de l’Economie Francaise, 2.125%, due 05/20/12		1,033,992
$200,000		#, S	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14		205,563
			Total Other Bonds
			(Cost $11,448,797)		12,340,197

Shares					Value
PREFERRED STOCK: 0.5%
			Auto Manufacturers: 0.0%
60,000		@, P, S	General Motors Corp.		$219,750
					219,750
			Banks: 0.4%
3,400		S	Wells Fargo & Co.		3,036,200
					3,036,200
			Insurance: 0.1%
77,500		S	American International Group, Inc.		895,125
					895,125
			Total Preferred Stock
			(Cost $2,983,286)		4,151,075

# of	Notional
Contracts	Amount				Value
POSITIONS IN PURCHASED OPTIONS: 0.1%
			Foreign Currency Options: 0.1%
3,000,000		I	Call Option OTC - Credit Suisse, London
			USD vs JPY
			Strike @ 104 (JPY) - Exp 03/17/10		$4,179
3,000,000		I	Put Option OTC - Credit Suisse, London
			USD vs JPY
			Strike @ 104 (JPY) - Exp 03/17/10		485,439
					489,618
			Options on Exchange-Traded Futures Contracts: 0.0%
244			Put Option CME
			90-Day Eurodollar Future 12/09
			Strike @ $90.000-Exp 12/14/09		1,525
180			Put Option LIFFE
			90-Day Sterling Future 12/09
			Strike @ 90.500 (GBP) - Exp 12/16/09		—
					1,525
			Total Positions in Purchased Options
			(Cost $259,980)		491,143
			Total Long-Term Investments
			(Cost $786,169,709)		793,928,415

Principal Amount					Value
SHORT-TERM INVESTMENTS: 2.4%
			U.S. Government Agency Obligations: 2.3%
$119,000		Z	Fannie Mae, 0.090%, due 02/23/10		$118,954
17,381,000		Z	Fannie Mae, 0.194%, due 03/17/10		17,370,919
			Total U.S. Government Agency Obligations
			(Cost $17,489,873)		17,489,873

			U.S. Treasury Bills: 0.1%
300,000		Z	0.160%, due 04/01/10		299,750
			Total U.S. Treasury Bills
			(Cost $299,750)		299,750

			Securities Lending Collateral(cc): 0.0%
86,000			Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		86,000
221,484			Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		177,187

			Total Securities Lending Collateral
			(Cost $307,484)		263,187

			Total Short-Term Investments
			(Cost $18,097,107)		18,052,810

			Total Investments in Securities
			(Cost $804,266,816)*	106.3%	$811,981,225
			Other Assets and Liabilities - Net	(6.3)	(48,143,459)
			Net Assets	100.0%	$763,837,766

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being marked to market daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
At September 30, 2009, the Portfolio delivered $5,510,000 in derivatives collateral to various counterparties
*	Cost for federal income tax purposes is $804,443,157.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$23,592,810
	Gross Unrealized Depreciation	(16,054,742)
	Net Unrealized Appreciation	$7,538,068

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Preferred Stock	$—	$4,151,075	$—	$4,151,075
Positions In Purchased Options	1,525	489,618	—	491,143
Corporate Bonds/Notes	1,123,664	203,324,169	—	204,447,833
U.S. Government Agency Obligations	—	303,893,991	—	303,893,991
U.S. Treasury Obligations	16,684,309	189,972,745	—	206,657,054
Asset-Backed Securities	—	7,400,332	—	7,400,332
Collateralized Mortgage Obligations	—	46,024,887	—	46,024,887
Municipal Bonds	—	8,521,903	—	8,521,903
Other Bonds	—	11,335,887	1,004,310	12,340,197
Short-Term Investments	86,000	17,966,810	—	18,052,810
Total Investments, at value	$17,895,498	$793,081,417	$1,004,310	$811,981,225
Other Financial Instruments+:
Forward foreign currency contracts	—	518,610	—	518,610
Futures	4,247,926	—	—	4,247,926
Swaps	—	4,017,864	115,052	4,132,916
Total Assets	$22,143,424	$797,617,891	$1,119,362	$820,880,677

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(339,676)	$—	$(339,676)
Swaps	—	(217,238)	(23,514)	(240,752)
Written options	—	(380,263)	—	(380,263)
Total Liabilities	$—	$(937,177)	$(23,514)	$(960,691)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 09/30/2009
Asset Table
Investments, at value
Other Bonds	1,452,696	1,000,000	—	—	—	—	—	4,310	—	(1,452,696)	1,004,310
Total Investments, at value	$1,452,696	$1,000,000	$—	$—	$—	$—	$—	$4,310	$—	$(1,452,696)	$1,004,310
Other Financial Instruments+:
Swaps	$7,597	$—	$—	$—	$—	$3,210	$—	$39,031	$—	$—	$49,838
Total Assets	$1,460,293	$1,000,000	$—	$—	$—	$3,210	$—	$43,341	$—	$(1,452,696)	$1,054,148

Liabilities Table
Other Financial Instruments+:
Swaps	$(860,414)	$—	$—	$—	$1,247,507	$—	$(1,247,507)	$902,114	$—	$—	$41,700
Total Liabilities	$(860,414)	$—	$—	$—	$1,247,507	$—	$(1,247,507)	$902,114	$—	$—	$41,700

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $216,214.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 1,091,000	BUY	11/5/09	949,879	959,653	$9,774
Brazilian Real
BRL 4,483,531	BUY	10/2/09	2,223,974	2,530,781	306,807
Brazilian Real
BRL 4,483,531	BUY	2/2/10	2,330,318	2,475,756	145,438
Canadian Dollar
CAD 793,000	BUY	10/29/09	733,166	740,712	7,546
Chinese Yuan
CNY 2,670,200	BUY	3/29/10	395,000	390,906	(4,094)
Chinese Yuan
CNY 872,685	BUY	3/29/10	129,000	127,757	(1,243)
Chinese Yuan
CNY 1,332,705	BUY	3/29/10	197,000	195,102	(1,898)
Chinese Yuan
CNY 432,960	BUY	3/29/10	64,000	63,384	(616)
Chinese Yuan
CNY 871,137	BUY	3/29/10	129,000	127,531	(1,469)
Chinese Yuan
CNY 523,998	BUY	3/29/10	77,400	76,711	(689)
Chinese Yuan
CNY 349,177	BUY	3/29/10	51,600	51,118	(482)
Chinese Yuan
CNY 1,935,150	BUY	8/25/10	285,000	283,298	(1,702)
Chinese Yuan
CNY 190,260	BUY	8/25/10	28,000	27,853	(147)
Chinese Yuan
CNY 414,617	BUY	8/25/10	61,000	60,698	(302)
Chinese Yuan
CNY 978,984	BUY	8/25/10	144,000	143,319	(681)
Chinese Yuan
CNY 616,646	BUY	8/25/10	90,750	90,274	(476)
Chinese Yuan
CNY 616,828	BUY	8/25/10	90,750	90,301	(449)
Chinese Yuan
CNY 616,737	BUY	8/25/10	90,750	90,288	(462)
Chinese Yuan
CNY 616,737	BUY	8/25/10	90,750	90,288	(462)
Danish Krone
DKK 1,842,000	BUY	10/1/09	346,452	362,096	15,644
Danish Krone
DKK 1,842,000	BUY	12/21/09	361,092	361,689	597
South Korean Won
KRW 84,184,000	BUY	11/18/09	68,000	71,402	3,402
South Korean Won
KRW 84,099,000	BUY	11/18/09	68,000	71,330	3,330
South Korean Won
KRW 169,116,000	BUY	11/18/09	136,000	143,438	7,438
Mexican Peso
MXN 43,189	BUY	11/27/09	3,196	3,174	(22)
Mexican Peso
MXN 63,217	BUY	11/27/09	4,639	4,646	7
Malaysian Ringgit
MYR 720,120	BUY	11/12/09	204,000	207,679	3,679
Malaysian Ringgit
MYR 232,980	BUY	11/12/09	66,000	67,190	1,190
Singapore Dollar
SGD 98,229	BUY	11/18/09	68,000	69,708	1,708
Singapore Dollar
SGD 97,991	BUY	11/18/09	68,000	69,539	1,539
Singapore Dollar
SGD 196,316	BUY	11/18/09	136,000	139,315	3,315
Taiwan New Dollar
TWD 4,455,360	BUY	11/16/09	136,000	139,811	3,811
Taiwan New Dollar
TWD 4,441,760	BUY	11/16/09	136,000	139,385	3,385
					$503,416

Brazilian Real
BRL 4,483,531	SELL	10/2/09	2,381,690	2,530,781	$(149,091)
EU Euro
EUR 5,721,000	SELL	10/8/09	8,123,837	8,371,836	(247,999)
British Pound
GBP 2,459,000	SELL	10/28/09	4,101,646	3,929,345	172,301
Japanese Yen
JPY 128,724,000	SELL	10/8/09	1,376,286	1,434,088	(57,802)
Japanese Yen
JPY 64,625,000	SELL	10/20/09	698,495	720,032	(21,537)
Japanese Yen
JPY 94,919,000	SELL	10/20/09	1,041,538	1,057,559	(16,021)
Japanese Yen
JPY 23,034,000	SELL	10/20/09	252,521	256,638	(4,117)
Japanese Yen
JPY 38,566,000	SELL	10/20/09	429,523	429,691	(168)
Mexican Peso
MXN 43,189	SELL	11/27/09	3,126	3,174	(48)
					$(324,482)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	8	03/15/10	$24,258
90-Day Eurodollar	608	12/14/09	2,195,740
90-Day Eurodollar	153	03/15/10	1,306,831
90-Day Eurodollar	91	06/14/10	166,077
90-Day Eurodollar	25	09/13/10	50,267
90-Day Eurodollar	89	12/13/10	61,481
90-Day Sterling	13	12/16/09	109,141
90-Day Sterling	8	03/17/10	17,868
90-Day Sterling	16	06/16/10	24,645
90-Day Sterling	16	09/15/10	17,603
90-Day Sterling	16	12/15/10	12,008
90-Day Sterling	8	03/16/11	1,832
U.S. Treasury 2-Year Note	25	12/31/09	(820)
U.S. Treasury 5-Year Note	24	12/31/09	40,183
U.S. Treasury 10-Year Note	82	12/21/09	129,722
U.S. Treasury Long Bond	42	12/21/09	91,090
			$4,247,926

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on September 30, 2009:

Credit Default Swaps on Credit Indices - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Deutsche Bank AG	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	94,000	$5,757	$11,585	$(5,828)
Goldman Sachs International	CDX.NA.IG.12 Index	Buy	(1.000)	06/20/14	USD	1,000,000	4,299	10,355	(6,056)
							$10,055	$21,940	$(11,885)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Morgan Stanley Capital Services Inc.	CVS Corp. 5.750%, 08/15/11	Buy	(0.235)	09/20/11	USD	2,800,000	$2,222	$—	$2,222
							$2,222	$—	$2,222

Credit Default Swaps on Credit Indices - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	962,940	$(23,515)	$—	$(23,515)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	972,285	11,390	—	11,390
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,916,854	44,049	—	44,049
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	680,599	9,776	—	9,776
							$41,700	$—	$41,700

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	at 09/30/09 (%) (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	15.31	USD	1,000,000	$(100,213)	$(76,842)	$(23,371)
Citibank N.A., New York	CIT Group 5.650%, 02/13/17	Sell	5.000	12/20/13	16.48	USD	600,000	(203,276)	(127,583)	(75,693)
The Royal Bank of Scotland PLC	CIT Group 7.750%, 04/02/12	Sell	5.170	03/20/13	17.18	USD	800,000	(258,817)	—	(258,817)
Credit Suisse International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	3.350	12/20/09	0.79	USD	1,000,000	6,233	—	6,233
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	10.28	USD	100,000	(3,941)	—	(3,941)
Barclays Bank PLC, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	4.96	USD	1,300,000	(39,290)	—	(39,290)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	4.94	USD	500,000	(7,212)	—	(7,212)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.480	02/20/13	4.94	USD	2,300,000	(11,246)	—	(11,246)
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	4.34	USD	600,000	62,053	—	62,053
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/10	3.78	USD	400,000	10,340	(688)	11,028
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/11	4.02	USD	1,000,000	56,228	(40,038)	96,266
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	4.34	USD	300,000	26,684	—	26,684
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	4.12	USD	1,200,000	(17,754)	—	(17,754)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	4.35	USD	1,200,000	(48,120)	—	(48,120)
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.050	03/20/10	3.90	USD	600,000	(1,191)	—	(1,191)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.500	09/20/11	4.22	USD	200,000	(1,187)	—	(1,187)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	10.20	USD	200,000	(17,163)	—	(17,163)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	4.000	09/20/12	10.20	USD	1,900,000	(124,112)	—	(124,112)
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	2.42	USD	600,000	(23,586)	—	(23,586)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	8.37	USD	700,000	(76,175)	—	(76,175)
								$(771,747)	$(245,151)	$(526,596)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

(1)                 If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                 If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)                 The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)                 The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2009:

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/09	GBP	800,000	$14,730
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	1,200,000	18,974
Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/04/10	BRL	1,200,000	18,635
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	63,753
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	02/04/11	USD	32,300,000	1,182,182
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	02/04/11	USD	17,800,000	308,637
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: Deutsche Bank AG, Frankfurt	06/15/11	AUD	800,000	(7,788)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	06/15/11	AUD	14,100,000	(113,387)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/17/11	USD	4,700,000	164,383
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/11	USD	500,000	13,003
Receive a fixed rate equal to 3.600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	07/07/11	USD	5,300,000	228,267
Receive a fixed rate equal to 3.450% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	08/05/11	USD	5,300,000	221,536
Receive a fixed rate equal to 3.450% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	08/05/11	USD	4,900,000	204,816
Receive a fixed rate equal to 3.450% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	08/05/11	USD	40,800,000	1,079,970
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	1,500,000	(7,913)
Receive a fixed rate equal to 10.835% and pay a floating rate based on Brazil Interbank Deposit Rate Goldman Sachs Bank USA	01/02/12	BRL	11,100,000	(37,457)
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	1,400,000	(7,227)
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,100,000	19,590
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,900,000	61,888
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	400,000	15,852
Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/02/12	BRL	2,500,000	(15,884)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month AUD-BBR-BBSW UBS AG	09/15/12	AUD	6,300,000	1,536
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: Deutsche Bank AG, Frankfurt	06/15/13	AUD	1,000,000	(27,583)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	GBP	200,000	25,280
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	1,200,000	150,608
Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	900,000	122,660
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	1,300,000	166,283
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	3,900,000	497,563
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	03/18/14	GBP	300,000	43,611
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	03/18/14	GBP	600,000	87,520
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/16/14	USD	100,000	3,963
Receive a fixed rate equal to 3.500% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/24/16	USD	2,800,000	89,409
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	22,523
				$4,609,933

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on September 30, 2009:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option US Treasury 10-Year Note Future 12/09	USD	120	11/20/09	131	$56,644	$(81,875)
Call Option US Treasury 10-Year Note Future 12/09	USD	121	11/20/09	14	7,901	(5,031)
Put Option US Treasury 10-Year Note Future 12/09	USD	115	11/20/09	14	11,318	(5,469)
					$75,863	$(92,375)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on September 30, 2009 (continued):

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value

Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	3.420%	11/23/09	USD	12,000,000	$130,800	$(18,893)
Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	3.750%	11/23/09	USD	1,000,000	7,900	(526)
Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	28,000,000	294,000	(87,491)
Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	3,000,000	24,233	(10,202)
Put Swaption OTC	BNP Paribas	3-month USD-LIBOR	Pay	3.750%	11/23/09	USD	15,000,000	133,000	(7,893)
Put Swaption OTC	Citibank N.A., New York	3-month USD-LIBOR	Pay	4.000%	11/23/09	USD	14,000,000	148,080	(18,608)
Put Swaption OTC	Credit Suisse International	3-month USD-LIBOR	Pay	5.800%	06/28/10	USD	8,000,000	45,200	(10,932)
Put Swaption OTC	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	3,000,000	32,323	(10,202)
Put Swaption OTC	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	1,000,000	7,839	(3,407)
Put Swaption OTC	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	3.750%	11/23/09	USD	6,000,000	57,600	(3,157)
Put Swaption OTC	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	15,000,000	160,500	(46,870)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	3.750%	11/23/09	USD	3,000,000	28,812	(1,579)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	2,000,000	16,347	(6,802)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	18,000,000	137,856	(61,326)
								$1,224,490	$(287,888)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Credit contracts	$(717,769)
Foreign exchange contracts	(1,066,295)
Interest rate contracts	8,477,596
Total	$6,693,532

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 12.2%
		Aerospace/Defense: 0.6%
28,800	@	BE Aerospace, Inc.	$580,032
			580,032
		Agriculture: 0.2%
43,400	@	Alliance One International, Inc.	194,432
			194,432
		Biotechnology: 0.7%
7,292	@	Bio-Rad Laboratories, Inc.	669,989
			669,989
		Building Materials: 0.5%
7,300		Lennox International, Inc.	263,676
5,600		Texas Industries, Inc.	235,144
			498,820
		Chemicals: 0.3%
9,501	@	Georgia Gulf Corp.	285,030
			285,030
		Commercial Services: 0.4%
51,517		Service Corp. International	361,134
			361,134
		Diversified Financial Services: 0.2%
6,381		Legg Mason, Inc.	198,002
			198,002
		Electric: 1.1%
34,602	@	NRG Energy, Inc.	975,430
3,600		Public Service Enterprise Group, Inc.	113,184
			1,088,614
		Electrical Components & Equipment: 0.2%
4,300	@	General Cable Corp.	168,345
			168,345
		Electronics: 1.6%
8,408	@	Itron, Inc.	539,289
11,700	@	Thermo Electron Corp.	510,939
9,664	@, @@	Tyco Electronics Ltd.	215,314
6,400	@	Waters Corp.	357,504
			1,623,046
		Entertainment: 0.7%
5,330		Cinemark Holdings, Inc.	55,219
15,100		International Game Technology	324,348
19,780	@	Scientific Games Corp.	313,117
			692,684
		Gas: 0.2%
4,842		Sempra Energy	241,180
			241,180
		Hand/Machine Tools: 0.2%
8,700		Kennametal, Inc.	214,107
			214,107
		Healthcare - Products: 0.2%
5,800	@	Inverness Medical Innovations, Inc.	224,634
			224,634
		Healthcare - Services: 0.5%
7,900		Aetna, Inc.	219,857
7,700		Cigna Corp.	216,293
3,800		UnitedHealth Group, Inc.	95,152
			531,302
		Leisure Time: 0.0%
715	@	WMS Industries, Inc.	30,503
			30,503
		Media: 0.1%
5,500		McGraw-Hill Cos., Inc.	138,270
			138,270
		Mining: 0.5%
1,400	@, @@	Barrick Gold Corp.	53,060
125,376	@, @@	Polymet Mining Corp.	329,739
9,500		Titanium Metals Corp.	91,105
			473,904
		Miscellaneous Manufacturing: 1.2%
9,033	@	Cooper Industries PLC	339,370
13,421	@	ESCO Technologies, Inc.	528,787
6,900		ITT Corp.	359,835
			1,227,992
		Oil & Gas: 1.1%
86,743	@	Hercules Offshore, Inc.	425,908
7,900		Marathon Oil Corp.	252,010
5,300		Questar Corp.	199,068
15,241	@	SandRidge Energy, Inc.	197,523
			1,074,509

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail: 0.7%
8,000		JC Penney Co., Inc.	$270,000
20,597		Sonic Automotive, Inc.	216,269
11,209	@	Starbucks Corp.	231,466
			717,735
		Telecommunications: 1.0%
2,912	@	CommScope, Inc.	87,156
4,699	@	DigitalGlobe, Inc.	105,117
11,651	@	General Communication, Inc.	79,926
3,641	@	GeoEye, Inc.	97,579
64,100		Windstream Corp.	649,333
			1,019,111
		Total Common Stock
		(Cost $9,404,717)	12,253,375
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Mortgage: 0.4%
22,856		Annaly Capital Management, Inc.	414,608
		Total Real Estate Investment Trusts
		(Cost $308,423)	414,608
PREFERRED STOCK: 10.8%
		Banks: 0.6%
685		Bank of America Corp.	582,243
			582,243
		Chemicals: 6.3%
212,996	@	Georgia Gulf Corp.	6,389,880
			6,389,880
		Electric: 0.4%
5,500		CMS Energy Corp.	392,906
			392,906
		Electrical Components & Equipment: 0.4%
2,200	P	General Cable Corp.	431,338
			431,338
		Healthcare - Products: 0.6%
2,163		Inverness Medical Innovations, Inc.	560,217
			560,217
		Media: 0.0%
2	@, I, X	ION Media Networks, Inc.	—
			—
		Mining: 1.8%
18,130		Freeport-McMoRan Copper & Gold, Inc. - Non Voting	1,867,390
			1,867,390
		Oil & Gas: 0.4%
13,600		Petroquest Energy, Inc.	399,568
			399,568
		Savings & Loans: 0.3%
10,000		Sovereign Capital Trust	305,000
			305,000
		Total Preferred Stock
		(Cost $6,021,759)	10,928,542
WARRANTS: 0.0%
		Media: 0.0%
48	I	Sirius XM Radio, Inc.	29
			29
		Telecommunications: 0.0%
218		NTELOS, Inc. - CW10	—
			—
		Total Warrants
		(Cost $3,648)	29

Principal Amount			Value
CONVERTIBLE BONDS: 16.1%
		Advertising: 0.8%
$865,000	#	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$855,269
			855,269
		Coal: 0.5%
600,000		Massey Energy Co., 3.250%, due 08/01/15	480,000
			480,000
		Commercial Services: 0.2%
340,000		Live Nation, Inc., 2.875%, due 07/15/27	244,375
			244,375
		Distribution/Wholesale: 1.5%
1,166,000		Wesco International, Inc., 6.000%, due 09/15/29	1,498,310
			1,498,310
		Electric: 0.4%
320,000		CMS Energy Corp., 5.500%, due 06/15/29	367,600
			367,600

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Electrical Components & Equipment: 0.6%
$680,000		General Cable Corp., 1.000%, due 10/15/12	$584,800
			584,800
		Electronics: 0.7%
750,000	#	Newport Corp., 2.500%, due 02/15/12	662,813
			662,813
		Healthcare - Products: 1.4%
590,000	+	Hologic, Inc., 2.000% (step rate 0.000%), due 12/15/37	485,275
860,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	925,575
			1,410,850
		Home Builders: 0.5%
450,000		D.R. Horton, Inc., 2.000%, due 05/15/14	516,375
			516,375
		Iron/Steel: 0.2%
180,000		Steel Dynamics, Inc., 5.125%, due 06/15/14	213,300
			213,300
		Machinery - Diversified: 1.0%
1,585,000		Roper Industries, Inc., 0.000%, due 01/15/34	1,006,475
			1,006,475
		Office Property: 0.6%
700,000	#	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	646,625
			646,625
		Oil & Gas: 0.8%
860,000		Chesapeake Energy Corp., 2.500%, due 05/15/37	790,125
			790,125
		Oil & Gas Services: 0.5%
400,000		Exterran Holdings, Inc., 4.250%, due 06/15/14	500,000
			500,000
		Pharmaceuticals: 1.9%
575,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	605,188
690,000		MannKind Corp., 3.750%, due 12/15/13	533,025
1,010,000		Omnicare, Inc., 3.250%, due 12/15/35	780,225
			1,918,438
		Retail: 1.5%
1,751,000	I	Sonic Automotive, Inc., 6.000%, due 05/15/12	1,554,675
			1,554,675
		Telecommunications: 2.3%
500,000		Anixter International, Inc., 1.000%, due 02/15/13	450,625
420,000		CommScope, Inc., 3.250%, due 07/01/15	544,950
530,000		Mastec, Inc., 4.000%, due 06/15/14	560,475
205,000	#	SBA Communications Corp., 4.000%, due 10/01/14	229,088
500,000		TW Telecom, Inc., 2.375%, due 04/01/26	486,875
			2,272,013
		Transportation: 0.5%
590,000		Horizon Lines, Inc., 4.250%, due 08/15/12	468,313
			468,313
		Trucking & Leasing: 0.2%
285,000		Greenbrier Cos., Inc., 2.375%, due 05/15/26	194,869
			194,869
		Total Convertible Bonds
		(Cost $14,901,633)	16,185,225
CORPORATE BONDS/NOTES: 59.2%
		Advertising: 0.8%
775,000	#	Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	840,875
			840,875
		Aerospace/Defense: 0.6%
635,000		Esterline Technologies Corp., 7.750%, due 06/15/13	631,825
			631,825
		Agriculture: 1.2%
330,000	#	Alliance One International, Inc., 5.500%, due 07/15/14	380,325
825,000	#	Alliance One International, Inc., 10.000%, due 07/15/16	855,938
			1,236,263
		Airlines: 1.3%
390,000		American Airlines Pass-Through Trust, 8.608%, due 04/01/11	351,000
72,441		Continental Airlines, Inc., 7.461%, due 04/01/13	67,008
300,000	#	Delta Airlines, Inc., 9.500%, due 09/15/14	301,500
635,000	#	Delta Airlines, Inc., 12.250%, due 03/15/15	595,313
			1,314,821
		Auto Manufacturers: 0.6%
580,000		Oshkosh Truck Corp., 0.000%, due 12/06/13	580,683
			580,683
		Auto Parts & Equipment: 3.0%
500,000	&, #	Allison Transmission, Inc., 11.250%, due 11/01/15	467,500
380,000	±	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	199,500
220,000		Goodyear Tire & Rubber Co., 10.500%, due 05/15/16	239,800
2,600,000	±	Lear Corp., 8.750%, due 12/01/16	1,728,990
371,000		Tenneco, Inc., 8.625%, due 11/15/14	349,668
			2,985,458

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Banks: 0.1%
$140,000		BAC Capital Trust VI, 5.625%, due 03/08/35	$108,905
			108,905
		Building Materials: 0.7%
307,675		Hudson Product Corp., 5.664%, due 08/27/15	289,215
400,000		Texas Industries, Inc., 7.250%, due 07/15/13	386,000
			675,215
		Chemicals: 2.0%
930,000	±	Arco Chemical Co., 9.800%, due 02/01/20	632,400
235,000	@@, #	Ineos Group Holdings PLC, 8.500%, due 02/15/16	112,800
1,445,000	±	Millennium America, Inc., 7.625%, due 11/15/26	216,750
1,200,000	@@	Nova Chemicals Corp., 7.875%, due 09/15/25	1,050,000
			2,011,950
		Coal: 0.3%
320,000		Massey Energy Co., 6.875%, due 12/15/13	310,400
			310,400
		Commercial Services: 2.4%
233,095		ACE Cash Express, Inc., 5.984%, due 10/05/13	181,231
330,693		NCO Group, Inc., 4.028%, due 05/15/13	305,340
650,000		NCO Group, Inc., 5.315%, due 11/15/13	484,250
210,000		Sheridan Group, Inc., 10.250%, due 08/15/11	177,450
530,000		Ticketmaster Entertainment, Inc., 10.750%, due 08/01/16	545,900
746,241		Web Service Co. LLC, 5.980%, due 08/04/14	746,241
			2,440,412
		Computers: 0.5%
517,000		Sungard Data Systems, Inc., 9.125%, due 08/15/13	524,755
			524,755
		Distribution/Wholesale: 1.0%
1,130,000		Wesco Distribution, Inc., 7.500%, due 10/15/17	988,750
			988,750
		Diversified Financial Services: 1.8%
784	I	AES Red Oak, LLC, 8.540%, due 11/30/19	743
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	83,950
400,000	@@, #	CEVA Group PLC, 10.000%, due 09/01/14	358,000
145,000	@@	CEVA Group PLC, 11.625%, due 10/01/16	141,696
160,000	#	FireKeepers Development Authority, 13.875%, due 05/01/15	170,800
190,000		Janus Capital Group, Inc., 6.950%, due 06/15/17	181,064
588,395	#	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	538,382
525,000	#	USB Realty Corp., 6.091%, due 12/22/49	367,500
			1,842,135
		Electric: 3.0%
350,000	@@, #	Intergen NV, 9.000%, due 06/30/17	362,250
1,000,000		NRG Energy, Inc., 7.250%, due 02/01/14	985,000
595,000		NRG Energy, Inc., 7.375%, due 01/15/17	577,150
315,000		PNM Resources, Inc., 9.250%, due 05/15/15	319,725
1,050,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	761,250
			3,005,375
		Electrical Components & Equipment: 0.9%
1,000,000		Anixter International, Inc., 5.950%, due 03/01/15	882,500
			882,500
		Entertainment: 0.4%
1,010,000	#	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	371,175
			371,175
		Environmental Control: 0.7%
125,000	#	Casella Waste Systems, Inc., 11.000%, due 07/15/14	131,875
270,000	#	Clean Harbors, Inc., 7.625%, due 08/15/16	277,763
250,000	#	Waste Services, Inc., 9.500%, due 04/15/14	250,000
			659,638
		Food: 0.9%
900,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	907,875
			907,875
		Forest Products & Paper: 0.3%
350,000		Exopack Holding Corp., 11.250%, due 02/01/14	347,375
			347,375
		Hand/Machine Tools: 0.6%
575,000		Baldor Electric Co., 8.625%, due 02/15/17	586,500
			586,500
		Healthcare - Products: 0.9%
650,000	&	Biomet, Inc., 10.375%, due 10/15/17	693,875
220,000		Inverness Medical Innovations, Inc., 9.000%, due 05/15/16	219,175
			913,050
		Healthcare - Services: 2.0%
1,004,000	&	HCA, Inc., 9.625%, due 11/15/16	1,046,670
838,500	&, #	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	670,800
275,000	#	US Oncology, Inc., 9.125%, due 08/15/17	290,813
			2,008,283
		Holding Companies - Diversified: 1.0%
1,000,000		Leucadia National Corp., 7.125%, due 03/15/17	965,000
			965,000
		Home Builders: 0.3%
270,000		Meritage Homes Corp., 6.250%, due 03/15/15	252,450
			252,450

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Household Products/Wares: 0.8%
$830,000		Yankee Acquisition Corp., 9.750%, due 02/15/17	$765,675
			765,675
		Insurance: 2.2%
545,000	#	Alliant Holdings I, Inc., 11.000%, due 05/01/15	534,100
147,375		Alliant Insurance Services, 3.411%, due 08/21/14	138,717
294,246		Amwins Group, Inc., 3.009%, due 06/11/13	225,834
360,000	#	HUB International Holdings, Inc., 10.250%, due 06/15/15	337,050
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, due 03/15/37	732,054
390,000	#	MBIA Insurance Corp., 14.000%, due 01/15/33	177,450
110,000	#	USI Holdings Corp., 4.315%, due 11/15/14	91,988
			2,237,193
		Internet: 1.3%
550,000	#	Expedia, Inc., 8.500%, due 07/01/16	583,000
680,000	#	Terremark Worldwide, Inc., 12.000%, due 06/15/17	744,600
			1,327,600
		Iron/Steel: 0.7%
875,000	@@, #	Algoma Acquisition Corp., 9.875%, due 06/15/15	739,375
			739,375
		Leisure Time: 0.2%
775,000	#	Pegasus Solutions, Inc., 10.500%, due 04/15/15	251,875
			251,875
		Machinery - Diversified: 0.9%
900,000		Gardner Denver, Inc., 8.000%, due 05/01/13	868,500
			868,500
		Media: 0.8%
310,003		Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	131,751
815,687	&, #	Univision Communications, Inc., 9.750%, due 03/15/15	632,157
			763,908
		Metal Fabricate/Hardware: 1.1%
520,000	&	Blaze Recycling & Metals LLC / Blaze Finance Corp., 13.000%, due 07/16/12	361,400
775,000		Mueller Water Products, 7.375%, due 06/01/17	679,094
99,938		Niagara Corp., 6.016%, due 07/03/14	46,471
			1,086,965
		Mining: 1.9%
255,000	#	CII Carbon LLC, 11.125%, due 11/15/15	246,075
456,177	&	Noranda Aluminium Acquisition Corp., 5.413%, due 05/15/15	323,886
1,500,000	@@	Novelis, Inc., 7.250%, due 02/15/15	1,305,000
			1,874,961
		Miscellaneous Manufacturing: 0.5%
295,000		American Railcar Industries, Inc., 7.500%, due 03/01/14	275,825
245,000	@@, #	Bombardier, Inc., 8.000%, due 11/15/14	252,350
			528,175
		Mortgage: 0.0%
29,000	#	iStar Financial, Inc., 10.000%, due 06/15/14	23,853
			23,853
		Oil & Gas: 6.5%
150,000		Chesapeake Energy Corp., 6.250%, due 01/15/18	135,000
60,000		Concho Resources, Inc., 8.625%, due 10/01/17	61,800
225,000	#	Continental Resources, Inc., 8.250%, due 10/01/19	232,313
520,000		Denbury Resources, Inc., 9.750%, due 03/01/16	555,100
600,000	#	Hilcorp Energy I LP, 7.750%, due 11/01/15	570,000
300,000	#	Linn Energy LLC, 11.750%, due 05/15/17	324,750
350,000		Penn Virginia Corp., 10.375%, due 06/15/16	379,750
470,000		PetroHawk Energy Corp., 7.875%, due 06/01/15	465,300
545,000		Plains Exploration & Production Co., 7.750%, due 06/15/15	543,638
860,000		Quicksilver Resources, Inc., 7.125%, due 04/01/16	750,350
575,000	&	SandRidge Energy, Inc., 8.625%, due 04/01/15	572,844
1,835,000		Tesoro Corp., 6.500%, due 06/01/17	1,669,850
250,000		Tesoro Corp., 9.750%, due 06/01/19	261,250
			6,521,945
		Packaging & Containers: 2.3%
375,000		AEP Industries, Inc., 7.875%, due 03/15/13	361,875
1,150,000		Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	1,020,625
530,000		Graham Packaging Co., Inc., 9.875%, due 10/15/14	547,225
420,000		Graphic Packaging International Corp., 9.500%, due 08/15/13	434,700
			2,364,425
		Pharmaceuticals: 0.9%
14,000	@@	Elan Finance PLC, 7.750%, due 11/15/11	14,333
900,603		Rexnord Loan 03/02/13, 4.146%, due 12/06/13	886,531
			900,864
		Pipelines: 1.1%
260,000		Enterprise Products Operating L.P., 8.375%, due 08/01/66	243,407
500,000		Holly Energy Partners LP, 6.250%, due 03/01/15	460,000
250,000	#	Regency Energy Partners L.P./Regency Energy Finance Corp., 9.375%, due 06/01/16	261,250
200,000		TEPPCO Partners L.P., 7.000%, due 06/01/67	171,507
			1,136,164
		Real Estate: 3.6%
2,425,000		Forest City Enterprises, Inc., 6.500%, due 02/01/17	1,564,125
2,565,000		Forest City Enterprises, Inc., 7.625%, due 06/01/15	2,090,475
			3,654,600
		Retail: 0.8%
300,000		Brown Shoe Co., Inc., 8.750%, due 05/01/12	296,250

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Retail (continued)
$220,000		Sally Holdings, LLC, 10.500%, due 11/15/16	$230,450
260,000		Sonic Automotive, Inc., 5.000%, due 10/01/29	285,025
			811,725
		Semiconductors: 0.0%
14,000	@@, ±	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	15
			15
		Software: 0.9%
1,000,000		First Data Corporation, 9.875%, due 09/24/15	928,750
			928,750
		Telecommunications: 4.9%
158,788		Aeroflex, Inc., 4.076%, due 08/15/14	146,879
450,000		Aeroflex, Inc., 11.750%, due 02/15/15	411,750
228,248	@@	BCE, Inc., 4.106%, due 10/31/14	220,178
450,000		Cincinnati Bell, Inc., 8.250%, due 10/15/17	443,529
210,000	#	DigitalGlobe, Inc., 10.500%, due 05/01/14	223,650
160,000		Frontier Communications Corp., 8.125%, due 10/01/18	161,800
415,000		Frontier Communications Corp., 8.250%, due 05/01/14	429,525
445,000	#	GeoEye, Inc., 9.625%, due 10/01/15	452,788
210,000	@@, #	Global Crossing Ltd., 12.000%, due 09/15/15	221,550
585,000		Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	590,850
150,000		Intelsat Corp., 4.007%, due 02/01/14	135,250
500,000		Intelsat Corp., 9.250%, due 06/15/16	517,500
700,000	#	PAETEC Holding Corp., 8.875%, due 06/30/17	700,000
270,000	@@	Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	288,900
19,605	@@	Telesat Canada, Inc., 4.106%, due 10/31/14	18,912
			4,963,061
		Trucking & Leasing: 0.5%
635,000		Greenbrier Cos., Inc., 8.375%, due 05/15/15	518,319
			518,319
		Total Corporate Bonds/Notes
		(Cost $56,837,282)	59,659,616
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
120,000		Bear Stearns Asset-Backed Securities, Inc., 0.696%, due 01/25/47	19,250
		Total Asset-Backed Securities
		(Cost $53,415)	19,250
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
1,000,000	#	Timberstar Trust, 7.530%, due 10/15/36	454,375
		Total Collateralized Mortgage Obligations
		(Cost $1,008,719)	454,375
		Total Long-Term Investments
		(Cost $88,539,596)	99,915,020

Shares				Value
SHORT-TERM INVESTMENTS: 2.1%
		Affiliated Mutual Fund: 2.1%
2,112,900		ING Institutional Prime Money Market Fund - Class I		$2,112,900
		Total Mutual Fund
		(Cost $2,112,900)		2,112,900
		Total Short-Term Investments
		(Cost $2,112,900)		2,112,900

		Total Investments in Securities
		(Cost $90,652,496)*	101.2%	$102,027,920
		Other Assets and Liabilities - Net	(1.2)	(1,225,628)
		Net Assets	100.0%	$100,802,292

	@	Non-income producing security
	@@	Foreign Issuer
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	I	Illiquid security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $90,747,092.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,376,115
		Gross Unrealized Depreciation		(8,095,287)
		Net Unrealized Appreciation		$11,280,828

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$12,253,375	$—	$—	$12,253,375
Real Estate Investment Trusts	414,608	—	—	414,608
Preferred Stock	—	10,928,542	—	10,928,542
Warrants	29	—	—	29
Convertible Bonds	—	14,630,550	1,554,675	16,185,225
Corporate Bonds/Notes	—	59,121,234	538,382	59,659,616
Asset-Backed Securities	—	19,250	—	19,250
Collateralized Mortgage Obligations	—	454,375	—	454,375
Short-Term Investments	2,112,900	—	—	2,112,900
Total Investments, at value	$14,780,912	$85,153,951	$2,093,057	$102,027,920

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

								Total
	Beginning					Accrued	Total	Unrealized	Transfers	Transfers	Ending
	Balance					Discounts/	Realized	Appreciation/	Into	Out of	Balance
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 09/30/2009
Asset Table
Investments, at value
Preferred Stock	14,017	—	—	—	—	—	—	—	—	(14,017)	—
Convertible Bonds	—	1,845,000	—	—	—	21,838	—	(312,163)	—	—	1,554,675
Corporate Bonds/Notes	2,716,458	30,217	—	—	(834,945)	(37)	(390,490)	419,679	—	(1,402,500)	538,382
Total Investments, at value	$2,730,475	$1,875,217	$—	$—	$(834,945)	$21,801	$(390,490)	$107,516	$—	$(1,416,517)	$2,093,057

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $XXXXX.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,330,605		ING Artio Foreign Portfolio - Class I		$35,371,029
3,271,499		ING BlackRock Inflation Protected Bond Portfolio - Class I		33,009,430
3,652,836		ING BlackRock Large Cap Value Portfolio - Class I		33,971,371
1,264,359		ING Clarion Global Real Estate Portfolio - Class I		11,214,864
758,379		ING Clarion Real Estate Portfolio - Class I		12,217,487
2,304,807		ING Davis New York Venture Portfolio - Class I		34,848,684
1,969,517		ING Evergreen Omega Portfolio - Class I		20,798,095
2,762,396		ING Global Bond Fund - Class I		33,673,610
2,202,082		ING Goldman Sachs Commodity Strategy Portfolio - Class I		13,652,907
3,503,700		ING Growth and Income Portfolio - Class I		65,659,344
3,042,150		ING Intermediate Bond Portfolio - Class I		36,688,324
1,635,355		ING International Value Portfolio - Class I		13,965,933
2,819,745		ING Limited Maturity Bond Portfolio - Class I		29,071,572
1,777,713		ING Marsico Growth Portfolio - Class I		24,283,565
1,383,838		ING Marsico International Opportunities Portfolio - Class I		14,253,535
1,685,529		ING MidCap Opportunities Portfolio - Class I		14,074,168
2,998,867		ING PIMCO High Yield Portfolio - Class I		27,979,427
6,634,523		ING PIMCO Total Return Bond Portfolio - Class I		79,746,967
1,521,610		ING Pioneer Mid Cap Value Portfolio - Class I		13,998,814
1,959,769		ING Small Company Portfolio - Class I		27,730,737
3,493,928		ING T. Rowe Price Equity Income Portfolio - Class I		35,079,033
559,637		ING T. Rowe Price Growth Equity Portfolio - Class I		23,969,264
505,822		ING Thornburg Value Portfolio - Class I		13,884,821
3,405,672		ING U.S. Bond Index Portfolio - Class I		35,929,836
		Total Investments in Affiliated Investment Companies
		(Cost $678,455,557)*	100.0%	$685,072,817
		Other Assets and Liabilities - Net	0.0	152,954
		Net Assets	100.0%	$685,225,771

	*	Cost for federal income tax purposes is $711,665,679.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$29,515,142
		Gross Unrealized Depreciation		(56,108,004)
		Net Unrealized Depreciation		$(26,592,862)

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$685,072,817	$—	$—	$685,072,817
Total Investments, at value	$685,072,817	$—	$—	$685,072,817

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
8,686,150		ING Artio Foreign Portfolio - Class I		$92,246,908
7,409,645		ING BlackRock Large Cap Value Portfolio - Class I		68,909,698
4,274,637		ING Clarion Global Real Estate Portfolio - Class I		37,916,032
366,301		ING Clarion Real Estate Portfolio - Class I		5,901,113
3,005,515		ING Davis New York Venture Portfolio - Class I		45,443,389
3,804,832		ING Evergreen Omega Portfolio - Class I		40,179,023
4,002,333		ING Global Bond Fund - Class I		48,788,438
3,189,869		ING Goldman Sachs Commodity Strategy Portfolio - Class I		19,777,185
4,809,250		ING Growth and Income Portfolio - Class I		90,125,341
2,003,438		ING Intermediate Bond Portfolio - Class I		24,161,466
4,146,589		ING International Value Portfolio - Class I		35,411,868
1,101,572		ING JPMorgan Emerging Markets Equity Portfolio - Class I		20,764,634
3,177,402		ING Limited Maturity Bond Portfolio - Class I		32,759,019
3,679,460		ING Marsico Growth Portfolio - Class I		50,261,425
3,508,759		ING Marsico International Opportunities Portfolio - Class I		36,140,217
3,663,178		ING MidCap Opportunities Portfolio - Class I		30,587,536
2,172,242		ING PIMCO High Yield Portfolio - Class I		20,267,020
4,005,147		ING PIMCO Total Return Bond Portfolio - Class I		48,141,869
3,306,986		ING Pioneer Mid Cap Value Portfolio - Class I		30,424,268
4,259,197		ING Small Company Portfolio - Class I		60,267,634
7,087,505		ING T. Rowe Price Equity Income Portfolio - Class I		71,158,553
1,158,343		ING T. Rowe Price Growth Equity Portfolio - Class I		49,611,810
732,901		ING Thornburg Value Portfolio - Class I		20,118,133
2,242,795		ING U.S. Bond Index Portfolio - Class I		23,661,490
		Total Investments in Affiliated Investment Companies
		(Cost $1,031,252,089)*	100.0%	$1,003,024,068
		Other Assets and Liabilities - Net	0.0	178,790
		Net Assets	100.0%	$1,003,202,858

	*	Cost for federal income tax purposes is $1,072,520,978.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$38,070,607
		Gross Unrealized Depreciation		(107,567,517)
		Net Unrealized Depreciation		$(69,496,910)

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$1,003,024,068	$—	$—	$1,003,024,068
Total Investments, at value	$1,003,024,068	$—	$—	$1,003,024,068

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
7,838,929		ING Artio Foreign Portfolio - Class I		$83,249,425
1,109,795		ING Baron Small Cap Growth Portfolio - Class I		16,080,934
6,878,461		ING BlackRock Large Cap Value Portfolio - Class I		63,969,691
3,471,079		ING Clarion Global Real Estate Portfolio - Class I		30,788,471
892,103		ING Clarion Real Estate Portfolio - Class I		14,371,784
2,050,602		ING Columbia Small Cap Value Portfolio - Class I		16,753,417
2,169,875		ING Davis New York Venture Portfolio - Class I		32,808,507
3,863,114		ING Evergreen Omega Portfolio - Class I		40,794,485
2,275,687		ING Global Bond Fund - Class I		27,740,628
2,591,335		ING Goldman Sachs Commodity Strategy Portfolio - Class I		16,066,278
3,689,279		ING Growth and Income Portfolio - Class I		69,137,090
650,940		ING Intermediate Bond Portfolio - Class I		7,850,339
4,330,261		ING International Value Portfolio - Class I		36,980,430
1,789,662		ING JPMorgan Emerging Markets Equity Portfolio - Class I		33,735,122
3,287,489		ING Marsico Growth Portfolio - Class I		44,907,101
3,664,079		ING Marsico International Opportunities Portfolio - Class I		37,740,016
3,471,243		ING MidCap Opportunities Portfolio - Class I		28,984,883
2,602,641		ING PIMCO Total Return Bond Portfolio - Class I		31,283,747
3,133,547		ING Pioneer Mid Cap Value Portfolio - Class I		28,828,628
1,729,764		ING Small Company Portfolio - Class I		24,476,164
6,578,427		ING T. Rowe Price Equity Income Portfolio - Class I		66,047,409
1,035,014		ING T. Rowe Price Growth Equity Portfolio - Class I		44,329,638
446,438		ING Thornburg Value Portfolio - Class I		12,254,726
1,093,128		ING U.S. Bond Index Portfolio - Class I		11,532,498
		Total Investments in Affiliated Investment Companies
		(Cost $863,238,711)*	99.9%	$820,711,410
		Other Assets and Liabilities - Net	0.1	777,651
		Net Assets	100.0%	$821,489,061

	*	Cost for federal income tax purposes is $899,125,708.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$19,866,671
		Gross Unrealized Depreciation		(98,280,969)
		Net Unrealized Depreciation		$(78,414,298)

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$820,711,410	$—	$—	$820,711,410
Total Investments, at value	$820,711,410	$—	$—	$820,711,410

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
5,337,709		ING Artio Foreign Portfolio - Class I		$56,686,469
687,285		ING Baron Small Cap Growth Portfolio - Class I		9,958,765
4,526,110		ING BlackRock Large Cap Value Portfolio - Class I		42,092,820
3,067,682		ING Clarion Global Real Estate Portfolio - Class I		27,210,337
1,269,332		ING Columbia Small Cap Value Portfolio - Class I		10,370,439
1,175,470		ING Davis New York Venture Portfolio - Class I		17,773,110
2,392,187		ING Evergreen Omega Portfolio - Class I		25,261,498
805,396		ING Global Bond Fund - Class I		9,817,781
1,604,037		ING Goldman Sachs Commodity Strategy Portfolio - Class I		9,945,029
1,612,523		ING Growth and Income Portfolio - Class I		30,218,684
3,574,490		ING International Value Portfolio - Class I		30,526,142
1,384,900		ING JPMorgan Emerging Markets Equity Portfolio - Class I		26,105,374
2,220,491		ING Marsico Growth Portfolio - Class I		30,331,906
3,024,062		ING Marsico International Opportunities Portfolio - Class I		31,147,841
2,763,527		ING MidCap Opportunities Portfolio - Class I		23,075,447
2,494,145		ING Pioneer Mid Cap Value Portfolio - Class I		22,946,137
1,785,157		ING Small Company Portfolio - Class I		25,259,971
4,326,659		ING T. Rowe Price Equity Income Portfolio - Class I		43,439,654
699,254		ING T. Rowe Price Growth Equity Portfolio - Class I		29,949,036
276,406		ING Thornburg Value Portfolio - Class I		7,587,332
		Total Investments in Affiliated Investment Companies
		(Cost $545,714,070)*	100.0%	$509,703,772
		Other Assets and Liabilities - Net	0.0	203,391
		Net Assets	100.0%	$509,907,163

	*	Cost for federal income tax purposes is $566,745,672.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,647,676
		Gross Unrealized Depreciation		(64,689,576)
		Net Unrealized Depreciation		$(57,041,900)

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$509,703,772	$—	$—	$509,703,772
Total Investments, at value	$509,703,772	$—	$—	$509,703,772

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
7,445		ING Artio Foreign Portfolio - Class I		$79,066
3,684		ING BlackRock Inflation Protected Bond Portfolio - Class I		37,174
5,469		ING BlackRock Large Cap Value Portfolio - Class I		50,861
2,769		ING Clarion Real Estate Portfolio - Class I		44,613
3,869		ING Davis New York Venture Portfolio - Class I		58,499
3,682		ING Evergreen Omega Portfolio - Class I		38,886
5,180		ING Global Bond Fund - Class I		63,139
4,095		ING Goldman Sachs Commodity Strategy Portfolio - Class I		25,386
6,204		ING Growth and Income Portfolio - Class I		116,254
7,262		ING Intermediate Bond Portfolio - Class I		87,582
3,813		ING International Value Portfolio - Class I		32,564
12,379		ING Limited Maturity Bond Portfolio - Class I		127,627
2,845		ING Marsico Growth Portfolio - Class I		38,863
3,219		ING Marsico International Opportunities Portfolio - Class I		33,160
1,578		ING MidCap Opportunities Portfolio - Class I		13,175
14,002		ING PIMCO Total Return Bond Portfolio - Class I		168,305
1,417		ING Pioneer Mid Cap Value Portfolio - Class I		13,039
1,833		ING Small Company Portfolio - Class I		25,933
6,496		ING T. Rowe Price Equity Income Portfolio - Class I		65,220
899		ING T. Rowe Price Growth Equity Portfolio - Class I		38,495
944		ING Thornburg Value Portfolio - Class I		25,920
8,728		ING U.S. Bond Index Portfolio - Class I		92,084
		Total Investments in Affiliated Investment Companies
		(Cost $1,151,784)*	100.1%	$1,275,845
		Other Assets and Liabilities - Net	(0.1)	(780)
		Net Assets	100.0%	$1,275,065

	*	Cost for federal income tax purposes is $1,184,923.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$125,144
		Gross Unrealized Depreciation		(34,222)
		Net Unrealized Appreciation		$90,922

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$1,275,845	$—	$—	$1,275,845
Total Investments, at value	$1,275,845	$—	$—	$1,275,845

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 103.5%
3,864		ING Artio Foreign Portfolio - Class I		$41,029
3,459		ING BlackRock Large Cap Value Portfolio - Class I		32,166
913		ING Clarion Global Real Estate Portfolio - Class I		8,102
545		ING Clarion Real Estate Portfolio - Class I		8,781
1,674		ING Davis New York Venture Portfolio - Class I		25,309
1,910		ING Evergreen Omega Portfolio - Class I		20,169
2,012		ING Global Bond Fund - Class I		24,524
1,597		ING Goldman Sachs Commodity Strategy Portfolio - Class I		9,901
2,815		ING Growth and Income Portfolio - Class I		52,748
1,613		ING Intermediate Bond Portfolio - Class I		19,449
2,078		ING International Value Portfolio - Class I		17,746
550		ING JPMorgan Emerging Markets Equity Portfolio - Class I		10,377
1,831		ING Limited Maturity Bond Portfolio - Class I		18,874
1,660		ING Marsico Growth Portfolio - Class I		22,672
1,754		ING Marsico International Opportunities Portfolio - Class I		18,067
1,225		ING MidCap Opportunities Portfolio - Class I		10,225
3,426		ING PIMCO Total Return Bond Portfolio - Class I		41,186
1,104		ING Pioneer Mid Cap Value Portfolio - Class I		10,161
1,425		ING Small Company Portfolio - Class I		20,162
3,298		ING T. Rowe Price Equity Income Portfolio - Class I		33,108
524		ING T. Rowe Price Growth Equity Portfolio - Class I		22,423
460		ING Thornburg Value Portfolio - Class I		12,615
2,034		ING U.S. Bond Index Portfolio - Class I		21,456
		Total Investments in Affiliated Investment Companies
		(Cost $440,548)*	103.5%	$501,250
		Other Assets and Liabilities - Net	(3.5)	(16,949)
		Net Assets	100.0%	$484,301

	*	Cost for federal income tax purposes is $462,282.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$60,988
		Gross Unrealized Depreciation		(22,020)
		Net Unrealized Appreciation		$38,968

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$501,250	$—	$—	$501,250
Total Investments, at value	$501,250	$—	$—	$501,250

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
608,884		ING Artio Foreign Portfolio - Class I		$6,466,347
996,075		ING BlackRock Inflation Protected Bond Portfolio - Class I		10,050,393
462,588		ING Clarion Real Estate Portfolio - Class I		7,452,293
561,737		ING Davis New York Venture Portfolio - Class I		8,493,468
841,200		ING Global Bond Fund - Class I		10,254,234
670,862		ING Goldman Sachs Commodity Strategy Portfolio - Class I		4,159,342
1,011,099		ING Growth and Income Portfolio - Class I		18,948,003
1,515,684		ING Intermediate Bond Portfolio - Class I		18,279,153
373,659		ING International Value Portfolio - Class I		3,191,050
3,242,855		ING Limited Maturity Bond Portfolio - Class I		33,433,837
316,244		ING Marsico International Opportunities Portfolio - Class I		3,257,310
685,186		ING PIMCO High Yield Portfolio - Class I		6,392,786
3,198,368		ING PIMCO Total Return Bond Portfolio - Class I		38,444,383
851,647		ING T. Rowe Price Equity Income Portfolio - Class I		8,550,539
146,112		ING T. Rowe Price Growth Equity Portfolio - Class I		6,257,969
154,097		ING Thornburg Value Portfolio - Class I		4,229,954
1,696,630		ING U.S. Bond Index Portfolio - Class I		17,899,450
		Total Investments in Affiliated Investment Companies
		(Cost $196,471,374)*	100.2%	$205,760,511
		Other Assets and Liabilities - Net	(0.2)	(327,574)
		Net Assets	100.0%	$205,432,937

	*	Cost for federal income tax purposes is $206,814,832.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,708,653
		Gross Unrealized Depreciation		(13,762,974)
		Net Unrealized Depreciation		$(1,054,321)

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$205,760,511	$—	$—	$205,760,511
Total Investments, at value	$205,760,511	$—	$—	$205,760,511

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Advertising: 0.2%
33,600		Omnicom Group	$1,241,184
			1,241,184
		Aerospace/Defense: 1.7%
19,400	@	Alliant Techsystems, Inc.	1,510,290
53,700	@@	Empresa Brasileira de Aeronautica SA ADR	1,231,878
79,100		Goodrich Corp.	4,298,294
60,200		Rockwell Collins, Inc.	3,058,160
31,600	@	TransDigm Group, Inc.	1,573,996
			11,672,618
		Agriculture: 0.8%
73,600		Lorillard, Inc.	5,468,480
			5,468,480
		Airlines: 0.4%
75,300		Skywest, Inc.	1,248,474
125,000		Southwest Airlines Co.	1,200,000
			2,448,474
		Apparel: 0.8%
155,600		Coach, Inc.	5,122,352
			5,122,352
		Auto Manufacturers: 0.2%
36,100		Paccar, Inc.	1,361,331
			1,361,331
		Auto Parts & Equipment: 0.2%
80,000		WABCO Holdings, Inc.	1,680,000
			1,680,000
		Banks: 1.9%
53,800	L	City National Corp.	2,094,434
95,596	@	First Horizon National Corp.	1,264,735
356,200		Keycorp	2,315,300
105,700		Northern Trust Corp.	6,147,512
27,500	@, L	SVB Financial Group	1,189,925
			13,011,906
		Beverages: 0.7%
100,700		Brown-Forman Corp.	4,855,754
			4,855,754
		Biotechnology: 2.5%
33,200	@	Alexion Pharmaceuticals, Inc.	1,478,728
23,200	@	Biogen Idec, Inc.	1,172,064
36,700	@	Charles River Laboratories International, Inc.	1,357,166
92,600	@, L	Illumina, Inc.	3,935,500
60,800	@	Life Technologies Corp.	2,830,240
34,600	@	Martek Biosciences Corp.	781,614
16,500	@	Millipore Corp.	1,160,445
51,000	@	Myriad Genetics, Inc.	1,397,400
74,600	@	Vertex Pharmaceuticals, Inc.	2,827,340
			16,940,497
		Chemicals: 2.8%
25,400		Air Products & Chemicals, Inc.	1,970,532
37,800		Albemarle Corp.	1,307,880
23,200		CF Industries Holdings, Inc.	2,000,536
99,600		Ecolab, Inc.	4,604,508
64,500	@, L	Intrepid Potash, Inc.	1,521,555
36,800		Sherwin-Williams Co.	2,213,888
37,000		Sigma-Aldrich Corp.	1,997,260
46,500	@@, L	Sociedad Quimica y Minera de Chile SA ADR	1,819,545
45,600		Terra Industries, Inc.	1,580,952
			19,016,656
		Coal: 1.4%
85,169		Arch Coal, Inc.	1,884,790
49,500		Consol Energy, Inc.	2,232,945
48,800		Massey Energy Co.	1,361,032
44,400		Peabody Energy Corp.	1,652,568
39,400		Walter Industries, Inc.	2,366,364
			9,497,699
		Commercial Services: 7.2%
58,100	@	Apollo Group, Inc. - Class A	4,280,227
38,900		Corporate Executive Board Co.	968,610
77,100		DeVry, Inc.	4,265,172
41,800		Equifax, Inc.	1,218,052
114,300	@, @@	Genpact Ltd.	1,405,890
40,800		Global Payments, Inc.	1,905,360
36,700	@	Hewitt Associates, Inc.	1,336,981
74,100	@	Iron Mountain, Inc.	1,975,506
22,400	@	ITT Educational Services, Inc.	2,473,184
24,400		Manpower, Inc.	1,383,724
74,800	@, L	Monster Worldwide, Inc.	1,307,504

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
117,800		Moody’s Corp.	$2,410,188
27,000	@, @@, L	New Oriental Education & Technology Group ADR	2,172,150
166,600		Paychex, Inc.	4,839,730
126,500	@	Quanta Services, Inc.	2,799,445
118,500	@@, L	Ritchie Brothers Auctioneers, Inc.	2,907,990
79,400		Robert Half International, Inc.	1,986,588
65,300		SEI Investments Co.	1,285,104
6,100	L	Strayer Education, Inc.	1,327,848
40,800	@, @@, L	VistaPrint NV	2,070,600
226,000		Western Union Co.	4,275,920
			48,595,773
		Computers: 2.8%
103,500	@	Cognizant Technology Solutions Corp.	4,001,310
24,100	@	Computer Sciences Corp.	1,270,311
41,800		Jack Henry & Associates, Inc.	981,046
62,500	@, @@, L	Logitech International SA	1,148,750
147,700	@	NetApp, Inc.	3,940,636
138,400	@, L	Palm, Inc.	2,412,312
247,400	@	Seagate Technology, Inc.	3,762,954
55,800	@	Synopsys, Inc.	1,251,036
			18,768,355
		Cosmetics/Personal Care: 0.9%
177,700		Avon Products, Inc.	6,034,690
			6,034,690
		Distribution/Wholesale: 0.8%
61,500	L	Fastenal Co.	2,380,050
32,900		WW Grainger, Inc.	2,939,944
			5,319,994
		Diversified Financial Services: 3.7%
30,400	@	Artio Global Investors, Inc.	794,960
3,400		CME Group, Inc.	1,047,846
76,000		Eaton Vance Corp.	2,127,240
52,200		Federated Investors, Inc.	1,376,514
59,000	@	Interactive Brokers Group, Inc.	1,172,330
48,200	@	IntercontinentalExchange, Inc.	4,684,558
195,400		Janus Capital Group, Inc.	2,770,772
81,100	@@	Lazard Ltd.	3,350,241
40,600		NYSE Euronext	1,172,934
70,000		OptionsXpress Holdings, Inc.	1,209,600
240,800	@	SLM Corp.	2,099,776
164,000	@	TD Ameritrade Holding Corp.	3,217,680
			25,024,451
		Electric: 0.4%
94,800	@	NRG Energy, Inc.	2,672,412
			2,672,412
		Electrical Components & Equipment: 0.5%
76,150		Ametek, Inc.	2,658,397
25,200	@	General Cable Corp.	986,580
			3,644,977
		Electronics: 3.4%
47,200		Amphenol Corp.	1,778,496
90,900	@	Cogent, Inc.	918,090
37,900	@	Cymer, Inc.	1,472,794
80,100	@	Dolby Laboratories, Inc.	3,059,019
47,600	@	Flir Systems, Inc.	1,331,372
89,400		Gentex Corp.	1,265,010
48,600	@	II-VI, Inc.	1,236,384
18,000	@	Itron, Inc.	1,154,520
87,100		Jabil Circuit, Inc.	1,168,011
23,400	@, @@	Mettler Toledo International, Inc.	2,119,806
70,600		National Instruments Corp.	1,950,678
126,300	@	Trimble Navigation Ltd.	3,019,833
39,900	@	Waters Corp.	2,228,814
			22,702,827
		Energy - Alternate Sources: 0.4%
14,700	@, L	First Solar, Inc.	2,247,042
135,300	@, L	GT Solar International, Inc.	786,093
			3,033,135
		Engineering & Construction: 1.5%
80,000		Fluor Corp.	4,068,000
85,200	@	Foster Wheeler AG	2,718,732
139,200	@	McDermott International, Inc.	3,517,584
			10,304,316
		Entertainment: 0.6%
68,200	@	DreamWorks Animation SKG, Inc.	2,425,874
73,900		International Game Technology	1,587,372
			4,013,246
		Environmental Control: 1.0%
80,200		Republic Services, Inc.	2,130,914
69,900	@	Stericycle, Inc.	3,386,655
40,400	@	Waste Connections, Inc.	1,165,944
			6,683,513

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Food: 1.9%
50,400		Hershey Co.	$1,958,544
33,100		JM Smucker Co.	1,754,631
147,200		McCormick & Co., Inc.	4,995,968
133,100	@, L	Whole Foods Market, Inc.	4,058,219
			12,767,362
		Healthcare - Products: 6.0%
83,900	@	American Medical Systems Holdings, Inc.	1,419,588
46,300	@	Arthrocare Corp.	944,057
170,300	@	CareFusion Corp.	3,712,540
48,300		CR Bard, Inc.	3,796,863
58,100		Densply International, Inc.	2,006,774
23,300	@	Edwards Lifesciences Corp.	1,628,903
26,700	@	Gen-Probe, Inc.	1,106,448
47,500	@	Henry Schein, Inc.	2,608,225
84,000	@	Hologic, Inc.	1,372,560
55,000	@, L	Idexx Laboratories, Inc.	2,750,000
16,000	@	Intuitive Surgical, Inc.	4,196,000
40,300	@	Masimo Corp.	1,055,860
44,900	@	Patterson Cos., Inc.	1,223,525
76,000	@, @@	Qiagen NV	1,617,280
26,800	@	Resmed, Inc.	1,211,360
77,800	@	St. Jude Medical, Inc.	3,034,978
43,200		Techne Corp.	2,702,160
52,700	@	Varian Medical Systems, Inc.	2,220,251
30,800	@	Zimmer Holdings, Inc.	1,646,260
			40,253,632
		Healthcare - Services: 2.4%
41,800		Cigna Corp.	1,174,162
49,100	@	Community Health Systems, Inc.	1,567,763
22,000	@	Covance, Inc.	1,191,300
51,750	@	Coventry Health Care, Inc.	1,032,930
34,400	@	DaVita, Inc.	1,948,416
47,600	@	Health Net, Inc.	733,040
32,100	@	Humana, Inc.	1,197,330
39,000	@	Laboratory Corp. of America Holdings	2,562,300
23,100	@	Lincare Holdings, Inc.	721,875
75,000		Quest Diagnostics	3,914,250
			16,043,366
		Home Builders: 0.4%
28,700		KB Home	476,707
41,700		Lennar Corp.	594,225
79,562		Pulte Homes, Inc.	874,386
56,000	@	Toll Brothers, Inc.	1,094,240
			3,039,558
		Household Products/Wares: 0.6%
64,000		Clorox Co.	3,764,480
			3,764,480
		Insurance: 1.8%
35,100		AON Corp.	1,428,219
28,400	@, @@	Arch Capital Group Ltd.	1,918,136
27,100		Assurant, Inc.	868,826
41,600	@@	Axis Capital Holdings Ltd.	1,255,488
69,500		HCC Insurance Holdings, Inc.	1,900,825
79,300		Principal Financial Group, Inc.	2,172,027
28,000	@@	RenaissanceRe Holdings Ltd.	1,533,280
54,800		WR Berkley Corp.	1,385,344
			12,462,145
		Internet: 3.6%
3,700	@, @@	Baidu.com ADR	1,446,885
30,100	@, @@	Ctrip.com International Ltd. ADR	1,769,579
44,500	@	Digital River, Inc.	1,794,240
108,300	@	Expedia, Inc.	2,593,785
43,100	@	F5 Networks, Inc.	1,708,053
121,000	@	McAfee, Inc.	5,298,590
18,100	@, L	Priceline.com, Inc.	3,001,342
90,600	@, L	Rackspace Hosting, Inc.	1,545,636
35,300	@, @@, L	Sina Corp.	1,339,988
66,500	@	Symantec Corp.	1,095,255
108,300	@	VeriSign, Inc.	2,565,627
			24,158,980
		Iron/Steel: 0.4%
50,400		Carpenter Technology Corp.	1,178,856
53,300		Cliffs Natural Resources, Inc.	1,724,788
			2,903,644
		Leisure Time: 0.2%
37,550	@	WMS Industries, Inc.	1,673,228
			1,673,228
		Lodging: 1.2%
54,400		Choice Hotels International, Inc.	1,689,664
120,003		Marriott International, Inc.	3,310,883
45,500		Starwood Hotels & Resorts Worldwide, Inc.	1,502,865
23,600	@, L	Wynn Resorts Ltd.	1,673,004
			8,176,416

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 0.6%
52,600		Joy Global, Inc.	$2,574,244
75,500	@	Terex Corp.	1,565,115
			4,139,359
		Machinery - Diversified: 2.1%
45,400		Cummins, Inc.	2,034,374
22,400		Flowserve Corp.	2,207,296
51,500		Graco, Inc.	1,435,305
45,800		IDEX Corp.	1,280,110
59,600		Rockwell Automation, Inc.	2,538,960
43,500		Roper Industries, Inc.	2,217,630
29,800		Wabtec Corp.	1,118,394
41,000	@	Zebra Technologies Corp.	1,063,130
			13,895,199
		Media: 2.3%
76,600		Cablevision Systems Corp.	1,819,250
28,200	@, @@, L	Central European Media Enterprises Ltd.	965,850
79,000	@, @@	CTC Media, Inc.	1,241,880
130,250	@	Discovery Communications, Inc. - Class C	3,390,408
50,400	L	Factset Research Systems, Inc.	3,338,496
130,000		McGraw-Hill Cos., Inc.	3,268,200
70,200	@, @@	Shaw Communications, Inc. - Class B	1,264,302
			15,288,386
		Metal Fabricate/Hardware: 1.1%
55,300		Precision Castparts Corp.	5,633,411
19,300		Valmont Industries, Inc.	1,643,974
			7,277,385
		Mining: 1.4%
66,700	@, @@	Agnico-Eagle Mines Ltd.	4,525,595
21,000		Compass Minerals International, Inc.	1,294,020
109,700	@, @@, L	Eldorado Gold Corp.	1,250,580
43,300		Vulcan Materials Co.	2,341,231
			9,411,426
		Miscellaneous Manufacturing: 0.9%
63,100		Donaldson Co., Inc.	2,185,153
40,200		Harsco Corp.	1,423,482
25,500		ITT Corp.	1,329,825
45,800		Pall Corp.	1,478,424
			6,416,884
		Oil & Gas: 4.1%
42,600	@	Bill Barrett Corp.	1,396,854
78,400		Cabot Oil & Gas Corp.	2,802,800
114,600	@	Concho Resources, Inc.	4,162,272
30,100	L	Diamond Offshore Drilling	2,875,152
121,500	@	Forest Oil Corp.	2,377,755
67,800	@	Mariner Energy, Inc.	961,404
53,500		Murphy Oil Corp.	3,079,995
78,000	@, @@	Nabors Industries Ltd.	1,630,200
57,100	@	Newfield Exploration Co.	2,430,176
54,950	@, L	SandRidge Energy, Inc.	712,152
34,200	@	Southwestern Energy Co.	1,459,656
27,600		Sunoco, Inc.	785,220
64,900	@	Ultra Petroleum Corp.	3,177,504
			27,851,140
		Oil & Gas Services: 2.6%
33,900		Baker Hughes, Inc.	1,446,174
100,400	@	Cameron International Corp.	3,797,128
46,400	@	Complete Production Services, Inc.	524,320
30,200	@, L	Core Laboratories NV	3,113,318
64,300	@	FMC Technologies, Inc.	3,359,032
34,100	@	Oceaneering International, Inc.	1,935,175
85,900		Smith International, Inc.	2,465,330
121,600	@	Tetra Technologies, Inc.	1,178,304
			17,818,781
		Pharmaceuticals: 2.3%
46,564		Allergan, Inc.	2,642,973
45,500	@	BioMarin Pharmaceuticals, Inc.	822,640
31,400	@	Cephalon, Inc.	1,828,736
90,200	@, @@	Elan Corp. PLC ADR	641,322
34,700	@	Express Scripts, Inc.	2,692,026
33,400		McKesson Corp.	1,988,970
54,200	L	Mead Johnson Nutrition Co.	2,444,962
26,200	@@, L	Shire PLC ADR	1,369,998
49,100	@, @@	Warner Chilcott PLC	1,061,542
			15,493,169
		Retail: 8.6%
43,000		Advance Auto Parts, Inc.	1,689,040
35,600	@	AnnTaylor Stores Corp.	565,684
9,100	@	Autozone, Inc.	1,330,602
103,900	@	Bed Bath & Beyond, Inc.	3,900,406
87,900	@	Carmax, Inc.	1,837,110
19,400	@	Chipotle Mexican Grill, Inc.	1,614,468
42,100	@	Copart, Inc.	1,398,141

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
56,400	@	Dick’s Sporting Goods, Inc.	$1,263,360
25,500	@	Dollar Tree, Inc.	1,241,340
108,400		Family Dollar Stores, Inc.	2,861,760
119,800		Gap, Inc.	2,563,720
41,600		Men’s Wearhouse, Inc.	1,027,520
85,300	@	O’Reilly Automotive, Inc.	3,082,742
41,100	@	Panera Bread Co.	2,260,500
57,500		Petsmart, Inc.	1,250,625
97,200		Ross Stores, Inc.	4,643,244
72,755		Staples, Inc.	1,689,371
192,700	@	Starbucks Corp.	3,979,255
85,400		Tiffany & Co.	3,290,462
86,050	@@, L	Tim Hortons, Inc.	2,435,215
190,400		TJX Cos., Inc.	7,073,360
32,100	@	Tractor Supply Co.	1,554,282
64,500	@	Urban Outfitters, Inc.	1,945,965
71,700		Williams-Sonoma, Inc.	1,450,491
68,100		Yum! Brands, Inc.	2,299,056
			58,247,719
		Semiconductors: 6.6%
176,100		Altera Corp.	3,611,811
124,500		Analog Devices, Inc.	3,433,710
90,450	@	Broadcom Corp.	2,775,911
63,200	@	Fairchild Semiconductor International, Inc.	646,536
69,200		Intersil Corp.	1,059,452
31,800		KLA-Tencor Corp.	1,140,348
39,000	@	Lam Research Corp.	1,332,240
103,400		Linear Technology Corp.	2,856,942
267,600	@, @@	Marvell Technology Group Ltd.	4,332,444
68,900		Maxim Integrated Products	1,249,846
64,100	@	MEMC Electronic Materials, Inc.	1,065,983
105,700	L	Microchip Technology, Inc.	2,801,050
89,200		National Semiconductor Corp.	1,272,884
207,400	@	Nvidia Corp.	3,117,222
135,900	@	ON Semiconductor Corp.	1,121,175
97,900	@	QLogic Corp.	1,683,880
50,200	@	Rovi Corp.	1,686,720
39,700	@	Silicon Laboratories, Inc.	1,840,492
113,400	@	Teradyne, Inc.	1,048,950
56,500	@	Varian Semiconductor Equipment Associates, Inc.	1,855,460
186,900		Xilinx, Inc.	4,377,198
			44,310,254
		Software: 6.0%
80,700	@	Adobe Systems, Inc.	2,666,328
68,800	@	Allscripts Healthcare Solutions, Inc.	1,394,576
72,600	@	American Reprographics Co.	691,152
52,000	@	Ansys, Inc.	1,948,440
119,200	@	Autodesk, Inc.	2,836,960
72,600	@	BMC Software, Inc.	2,724,678
114,600		CA, Inc.	2,520,054
38,200	@, L	Cerner Corp.	2,857,360
47,500	@, @@	Check Point Software Technologies	1,346,625
73,600	@	Citrix Systems, Inc.	2,887,328
33,200		Dun & Bradstreet Corp.	2,500,624
79,000	@	Electronic Arts, Inc.	1,504,950
39,700		Fidelity National Information Services, Inc.	1,012,747
35,000	@	Fiserv, Inc.	1,687,000
171,400	@	Intuit, Inc.	4,884,900
148,200	@	Red Hat, Inc.	4,096,248
55,400	@	Salesforce.com, Inc.	3,153,922
			40,713,892
		Telecommunications: 3.2%
103,700	@	American Tower Corp.	3,774,680
84,300	@	Crown Castle International Corp.	2,643,648
116,600	@	JDS Uniphase Corp.	829,026
173,200	@	Juniper Networks, Inc.	4,679,864
78,900	@	Leap Wireless International, Inc.	1,542,495
164,700	@	MetroPCS Communications, Inc.	1,541,592
53,300	@	NeuStar, Inc.	1,204,580
53,800	@	NII Holdings, Inc.	1,612,924
135,450	@	SBA Communications Corp.	3,661,214
			21,490,023
		Toys/Games/Hobbies: 0.2%
86,300		Mattel, Inc.	1,593,098
			1,593,098
		Transportation: 1.8%
77,000		CH Robinson Worldwide, Inc.	4,446,750
120,300		Expeditors International Washington, Inc.	4,228,545
85,400		Landstar System, Inc.	3,250,324
			11,925,619
		Total Common Stock
		(Cost $703,238,083)	670,229,785

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Shopping Centers: 0.4%
42,300		Federal Realty Investment Trust		$2,595,951
				2,595,951
		Storage: 0.3%
25,700		Public Storage, Inc.		1,933,668
				1,933,668
		Total Real Estate Investment Trusts
		(Cost $4,299,965)		4,529,619
		Total Long-Term Investments
		(Cost $707,538,048)		674,759,404
SHORT-TERM INVESTMENTS: 7.4%
		Mutual Fund: 0.2%
1,192,699		T. Rowe Price Reserve Investment Fund		1,192,699
		Total Mutual Fund
		(Cost $1,192,699)		1,192,699

Principal Amount				Value
		Securities Lending Collateral(cc): 7.2%
$46,853,014		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$46,853,014
2,384,768		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,907,815
		Total Securities Lending Collateral
		(Cost $49,237,782)		48,760,829
		Total Short-Term Investments
		(Cost $50,430,481)		49,953,528
		Total Investments in Securities
		(Cost $757,968,529)*	107.2%	$724,712,932
		Other Assets and Liabilities - Net	(7.2)	(48,627,168)
		Net Assets	100.0%	$676,085,764

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $758,811,525.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$79,667,317
		Gross Unrealized Depreciation		(113,765,910)
		Net Unrealized Depreciation		$(34,098,593)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Advertising	$1,241,184	$—	$—	$1,241,184
Aerospace/Defense	11,672,618	—	—	11,672,618
Agriculture	5,468,480	—	—	5,468,480
Airlines	2,448,474	—	—	2,448,474
Apparel	5,122,352	—	—	5,122,352
Auto Manufacturers	1,361,331	—	—	1,361,331
Auto Parts & Equipment	1,680,000	—	—	1,680,000
Banks	13,011,906	—	—	13,011,906
Beverages	4,855,754	—	—	4,855,754
Biotechnology	16,940,497	—	—	16,940,497
Chemicals	17,197,111	1,819,545	—	19,016,656
Coal	9,497,699	—	—	9,497,699
Commercial Services	48,595,773	—	—	48,595,773
Computers	18,768,355	—	—	18,768,355
Cosmetics/Personal Care	6,034,690	—	—	6,034,690
Distribution/Wholesale	5,319,994	—	—	5,319,994
Diversified Financial Services	25,024,451	—	—	25,024,451
Electric	2,672,412	—	—	2,672,412
Electrical Components & Equipment	3,644,977	—	—	3,644,977
Electronics	22,702,827	—	—	22,702,827
Energy - Alternate Sources	3,033,135	—	—	3,033,135
Engineering & Construction	10,304,316	—	—	10,304,316
Entertainment	4,013,246	—	—	4,013,246
Environmental Control	6,683,513	—	—	6,683,513
Food	12,767,362	—	—	12,767,362
Healthcare - Products	40,253,632	—	—	40,253,632
Healthcare - Services	16,043,366	—	—	16,043,366
Home Builders	3,039,558	—	—	3,039,558
Household Products/Wares	3,764,480	—	—	3,764,480
Insurance	12,462,145	—	—	12,462,145
Internet	24,158,980	—	—	24,158,980
Iron/Steel	2,903,644	—	—	2,903,644
Leisure Time	1,673,228	—	—	1,673,228
Lodging	8,176,416	—	—	8,176,416
Machinery - Construction & Mining	4,139,359	—	—	4,139,359
Machinery - Diversified	13,895,199	—	—	13,895,199
Media	15,288,386	—	—	15,288,386
Metal Fabricate/Hardware	7,277,385	—	—	7,277,385
Mining	9,411,426	—	—	9,411,426
Miscellaneous Manufacturing	6,416,884	—	—	6,416,884
Oil & Gas	27,851,140	—	—	27,851,140
Oil & Gas Services	17,818,781	—	—	17,818,781
Pharmaceuticals	15,493,169	—	—	15,493,169
Retail	58,247,719	—	—	58,247,719
Semiconductors	44,310,254	—	—	44,310,254
Software	40,713,892	—	—	40,713,892
Telecommunications	21,490,023	—	—	21,490,023
Toys/Games/Hobbies	1,593,098	—	—	1,593,098
Transportation	11,925,619	—	—	11,925,619
Total Common Stock	668,410,240	1,819,545	—	670,229,785
Real Estate Investment Trusts	4,529,619	—	—	4,529,619
Short-Term Investments	48,045,713	1,907,815	—	49,953,528
Total Investments, at value	$720,985,572	$3,727,360	$—	$724,712,932

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Aerospace/Defense: 0.4%
60,300		Lockheed Martin Corp.	$4,708,224
			4,708,224
		Apparel: 0.9%
140,500		Nike, Inc.	9,090,350
			9,090,350
		Auto Manufacturers: 0.6%
165,000		Paccar, Inc.	6,222,150
			6,222,150
		Banks: 8.4%
619,000		Bank of America Corp.	10,473,480
70,000		Goldman Sachs Group, Inc.	12,904,500
383,000		JPMorgan Chase & Co.	16,783,060
226,100		Morgan Stanley	6,981,968
129,600		Northern Trust Corp.	7,537,536
126,800		PNC Financial Services Group, Inc.	6,161,212
257,126		State Street Corp.	13,524,828
261,400		US Bancorp.	5,714,204
287,700		Wells Fargo & Co.	8,107,386
			88,188,174
		Beverages: 1.6%
279,200		PepsiCo, Inc.	16,377,872
			16,377,872
		Biotechnology: 2.7%
101,558	@	Celgene Corp.	5,677,092
439,500	@	Gilead Sciences, Inc.	20,471,910
48,300	@	Illumina, Inc.	2,052,750
			28,201,752
		Chemicals: 2.2%
115,500		Monsanto Co.	8,939,700
174,800		Praxair, Inc.	14,279,412
			23,219,112
		Commercial Services: 6.7%
75,300	@	Apollo Group, Inc. - Class A	5,547,351
168,400		Automatic Data Processing, Inc.	6,618,120
768,900	@@	Companhia Brasileira de Meios de Pagamento	7,616,954
56,600		Mastercard, Inc.	11,441,690
75,000	@	Quanta Services, Inc.	1,659,750
343,000		Visa, Inc.	23,704,730
715,200		Western Union Co.	13,531,584
			70,120,179
		Computers: 6.7%
266,200	@@	Accenture PLC	9,921,274
324,300	@	Apple, Inc.	60,115,491
			70,036,765
		Cosmetics/Personal Care: 1.5%
274,380		Procter & Gamble Co.	15,892,090
			15,892,090
		Distribution/Wholesale: 0.1%
27,700	L	Fastenal Co.	1,071,990
			1,071,990
		Diversified Financial Services: 3.9%
264,900		American Express Co.	8,980,110
18,200		Blackrock, Inc.	3,946,124
346,000		Charles Schwab Corp.	6,625,900
54,108		Franklin Resources, Inc.	5,443,265
59,100	@	IntercontinentalExchange, Inc.	5,743,929
460,000	@	Invesco Ltd.	10,469,600
			41,208,928
		Electronics: 1.0%
189,400	@	Dolby Laboratories, Inc.	7,233,186
699,000	@@	Toshiba Corp.	3,658,738
			10,891,924
		Engineering & Construction: 0.3%
119,500	@	McDermott International, Inc.	3,019,765
			3,019,765
		Environmental Control: 0.5%
214,000		Republic Services, Inc.	5,685,980
			5,685,980
		Food: 0.7%
160,400	@@	Nestle SA	6,847,582
			6,847,582
		Healthcare - Products: 2.4%
71,050	@@	Covidien PLC	3,073,623
40,000	@	Intuitive Surgical, Inc.	10,490,000
149,300	@	St. Jude Medical, Inc.	5,824,193
118,300		Stryker Corp.	5,374,369
			24,762,185

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 0.7%
162,000	@	WellPoint, Inc.	$7,672,320
			7,672,320
		Hotels: 0.1%
1,054,800	@	Wynn Macau Ltd.	1,385,754
			1,385,754
		Internet: 11.8%
453,000	@	Amazon.com, Inc.	42,292,080
329,240	@	Expedia, Inc.	7,885,298
93,250	@	Google, Inc. - Class A	46,238,013
261,400	@	McAfee, Inc.	11,446,706
31,059	@, L	Priceline.com, Inc.	5,150,203
668,300	@@	Tencent Holdings Ltd.	10,846,398
			123,858,698
		Leisure Time: 0.2%
67,900		Carnival Corp.	2,259,712
			2,259,712
		Lodging: 0.8%
211,223		Marriott International, Inc.	5,827,643
245,700	@	MGM Mirage	2,958,228
			8,785,871
		Machinery - Diversified: 0.3%
81,200		Deere & Co.	3,485,104
			3,485,104
		Media: 1.5%
423,700		McGraw-Hill Cos., Inc.	10,651,818
169,100		Walt Disney Co.	4,643,486
			15,295,304
		Metal Fabricate/Hardware: 0.8%
81,100		Precision Castparts Corp.	8,261,657
			8,261,657
		Mining: 0.9%
13,300	@, @@	Agnico-Eagle Mines Ltd.	902,405
248,800	@@	BHP Billiton Ltd.	8,205,553
			9,107,958
		Miscellaneous Manufacturing: 3.6%
82,200		3M Co.	6,066,360
466,700		Danaher Corp.	31,418,244
			37,484,604
		Oil & Gas: 4.0%
80,300		EOG Resources, Inc.	6,705,853
135,738		ExxonMobil Corp.	9,312,984
86,600		Murphy Oil Corp.	4,985,562
345,500	@@	Petroleo Brasileiro SA ADR	13,581,605
207,500	@@	Suncor Energy, Inc.	7,171,200
			41,757,204
		Oil & Gas Services: 2.9%
173,600	@	Cameron International Corp.	6,565,552
293,900		Schlumberger Ltd.	17,516,440
207,800		Smith International, Inc.	5,963,860
			30,045,852
		Pharmaceuticals: 8.7%
234,100		Allergan, Inc.	13,287,516
335,200	@, @@	Elan Corp. PLC ADR	2,383,272
257,900	@	Express Scripts, Inc.	20,007,882
178,900		McKesson Corp.	10,653,495
624,200	@	Medco Health Solutions, Inc.	34,524,501
62,456	@@	Novo-Nordisk A/S	3,928,108
132,900	@@	Teva Pharmaceutical Industries Ltd. ADR	6,719,424
			91,504,198
		Retail: 7.6%
89,000	@	Autozone, Inc.	13,013,580
117,700	@	Carmax, Inc.	2,459,930
148,900		Costco Wholesale Corp.	8,406,894
263,926		CVS Caremark Corp.	9,432,715
76,200	@	Dollar Tree, Inc.	3,709,416
85,900	@	Kohl’s Corp.	4,900,595
365,700		Lowe’s Cos., Inc.	7,657,758
110,900	@	O’Reilly Automotive, Inc.	4,007,926
415,900	@	Starbucks Corp.	8,588,335
226,300		Wal-Mart Stores, Inc.	11,109,067
174,900		Yum! Brands, Inc.	5,904,624
			79,190,840
		Semiconductors: 2.4%
187,500	@	Broadcom Corp.	5,754,375
247,000		Intel Corp.	4,833,790
667,100	@, @@	Marvell Technology Group Ltd.	10,800,349
5,159	@@	Samsung Electronics Co., Ltd.	3,561,720
			24,950,234
		Software: 2.8%
246,200	@	Autodesk, Inc.	5,859,560
702,625		Microsoft Corp.	18,190,961
90,516	@	Salesforce.com, Inc.	5,153,076
			29,203,597

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications: 8.2%
442,500	@	American Tower Corp.		$16,107,000
10,375	@@	Bharti Airtel Ltd.		90,001
580,300	@	Cisco Systems, Inc.		13,660,262
671,812	@	Crown Castle International Corp.		21,068,024
330,600	@	Juniper Networks, Inc.		8,932,812
97,500	@	Leap Wireless International, Inc.		1,906,125
272,600	@	MetroPCS Communications, Inc.		2,551,536
485,200		Qualcomm, Inc.		21,824,296
				86,140,056
		Transportation: 1.5%
197,900		Expeditors International Washington, Inc.		6,956,185
31,600		Union Pacific Corp.		1,843,860
115,800		United Parcel Service, Inc. - Class B		6,539,226
				15,339,271
		Total Common Stock
		(Cost $959,963,071)		1,041,273,256
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Fund: 0.4%
4,643,992		T. Rowe Price Reserve Investment Fund		4,643,992
		Total Mutual Fund
		(Cost $4,643,992)		4,643,992

Principal Amount				Value
		Securities Lending Collateral(cc): 0.6%
$4,531,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$4,531,001
1,695,725		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,356,580
		Total Securities Lending Collateral
		(Cost $6,226,726)		5,887,581
		Total Short-Term Investments
		(Cost $10,870,718)		10,531,573
		Total Investments in Securities
		(Cost $970,833,789)*	100.4%	$1,051,804,829
		Other Assets and Liabilities - Net	(0.4)	(4,156,030)
		Net Assets	100.0%	$1,047,648,799

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.

	*	Cost for federal income tax purposes is $981,135,947.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$126,214,945
		Gross Unrealized Depreciation		(55,546,063)
		Net Unrealized Appreciation		$70,668,882

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$4,708,224	$—	$—	$4,708,224
Apparel	9,090,350	—	—	9,090,350
Auto Manufacturers	6,222,150	—	—	6,222,150
Banks	88,188,174	—	—	88,188,174
Beverages	16,377,872	—	—	16,377,872
Biotechnology	28,201,752	—	—	28,201,752
Chemicals	23,219,112	—	—	23,219,112
Commercial Services	70,120,179	—	—	70,120,179
Computers	70,036,765	—	—	70,036,765
Cosmetics/Personal Care	15,892,090	—	—	15,892,090
Distribution/Wholesale	1,071,990	—	—	1,071,990
Diversified Financial Services	41,208,928	—	—	41,208,928
Electronics	7,233,186	3,658,738	—	10,891,924
Engineering & Construction	3,019,765	—	—	3,019,765
Environmental Control	5,685,980	—	—	5,685,980
Food	—	6,847,582	—	6,847,582
Healthcare - Products	24,762,185	—	—	24,762,185
Healthcare - Services	7,672,320	—	—	7,672,320
Hotels	1,385,754	—	—	1,385,754
Internet	113,012,300	10,846,398	—	123,858,698
Leisure Time	2,259,712	—	—	2,259,712
Lodging	8,785,871	—	—	8,785,871
Machinery - Diversified	3,485,104	—	—	3,485,104
Media	15,295,304	—	—	15,295,304
Metal Fabricate/Hardware	8,261,657	—	—	8,261,657
Mining	902,405	8,205,553	—	9,107,958
Miscellaneous Manufacturing	37,484,604	—	—	37,484,604
Oil & Gas	41,757,204	—	—	41,757,204
Oil & Gas Services	30,045,852	—	—	30,045,852
Pharmaceuticals	87,576,090	3,928,108	—	91,504,198
Retail	79,190,840	—	—	79,190,840
Semiconductors	21,388,514	3,561,720	—	24,950,234
Software	29,203,597	—	—	29,203,597
Telecommunications	86,050,055	90,001	—	86,140,056
Transportation	15,339,271	—	—	15,339,271
Total Common Stock	1,004,135,156	37,138,100	—	1,041,273,256
Short-Term Investments	9,174,993	1,356,580	—	10,531,573
Total Investments, at value	$1,013,310,149	$38,494,680	$—	$1,051,804,829

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%
		Austria: 1.0%
433,480		Telekom Austria AG	$7,837,123
			7,837,123
		Brazil: 2.6%
277,660		Empresa Brasileira de Aeronautica SA ADR	6,369,520
235,084		Petroleo Brasileiro SA ADR	10,790,356
148,500		Vale SA ADR	3,045,735
			20,205,611
		China: 2.1%
989,500		China Shenhua Energy Co., Ltd.	4,288,897
19,866,000		China Telecom Corp., Ltd.	9,383,589
4,728,000		Shanghai Electric Group Co., Ltd.	2,268,912
			15,941,398
		Denmark: 0.7%
76,430	@	Vestas Wind Systems A/S	5,571,209
			5,571,209
		France: 10.5%
116,880		Accor SA	6,523,669
535,409		AXA SA	14,533,716
123,520		Compagnie Generale des Etablissements Michelin	9,726,670
66,470		Electricite de France	3,956,627
340,750		France Telecom SA	9,086,797
50,856		Gaz de France	2,264,253
188,098		Sanofi-Aventis	13,871,444
235,898		Total SA	14,021,769
222,360		Vivendi	6,910,578
			80,895,523
		Germany: 11.9%
194,330		Bayerische Motoren Werke AG	9,354,951
265,130		Celesio AG	7,306,077
443,180		Deutsche Post AG	8,256,507
309,632		E.ON AG	13,105,296
1,514,194	@	Infineon Technologies AG	8,510,490
87,550		Merck KGaA	8,688,682
56,520		Muenchener Rueckversicherungs AG	9,008,346
285,016		SAP AG	13,820,597
132,023		Siemens AG	12,156,787
20,820		Siemens AG ADR	1,935,427
			92,143,160
		Hong Kong: 1.5%
306,300		Cheung Kong Holdings Ltd. ADR	3,890,010
477,500		China Mobile Ltd.	4,676,751
287,000		Hutchison Whampoa Ltd.	2,064,002
84,500		Swire Pacific Ltd.	991,520
			11,622,283
		India: 3.7%
270,952		Housing Development Finance Corp.	15,636,399
327,550		ICICI Bank Ltd. ADR	12,630,328
			28,266,727
		Israel: 0.4%
111,120	@	Check Point Software Technologies	3,150,252
			3,150,252
		Italy: 4.0%
569,517		ENI S.p.A.	14,231,630
1,811,188		Intesa Sanpaolo S.p.A.	8,036,089
2,196,854		UniCredito Italiano S.p.A.	8,622,408
			30,890,127
		Japan: 2.0%
143,300		Fuji Photo Film Co., Ltd.	4,279,148
109,000		Konica Minolta Holdings, Inc.	1,028,688
19,600		Nintendo Co., Ltd.	4,998,204
119,600		Sony Corp.	3,504,644
43,400		Takeda Pharmaceutical Co., Ltd.	1,805,277
			15,615,961
		Netherlands: 6.3%
66,780		Akzo Nobel NV	4,150,525
413,715		Koninklijke Philips Electronics NV	10,092,174
34,782		Randstad Holdings NV	1,506,773
561,233		Reed Elsevier NV	6,373,557
419,380		Royal Dutch Shell PLC - Class B	11,650,003
353,712		SBM Offshore NV	7,542,654
245,390		Unilever NV	7,100,522
			48,416,208
		Norway: 2.0%
141,140		Statoil ASA	3,186,512
1,052,860		Telenor ASA	12,216,755
			15,403,267

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Portugal: 1.2%
854,820		Portugal Telecom SGPS SA	$9,082,257
			9,082,257
		Singapore: 3.3%
1,444,500		DBS Group Holdings Ltd.	13,558,541
542,690	@	Flextronics International Ltd.	4,048,467
3,600,000		Singapore Telecommunications Ltd.	8,272,527
			25,879,535
		South Korea: 3.6%
174,218	@	KB Financial Group, Inc. ADR	8,967,000
10,963		LG Electronics, Inc.	1,164,032
45,093	@	Samsung Electronics Co., Ltd. GDR	15,595,500
105,740		SK Telecom Co., Ltd. ADR	1,845,163
			27,571,695
		Spain: 5.4%
606,022		Banco Santander Central Hispano SA	9,789,973
503,937		Iberdrola SA	4,957,665
199,034		Repsol YPF SA	5,418,050
781,591		Telefonica SA	21,624,389
			41,790,077
		Sweden: 2.5%
729,770		Atlas Copco AB - Class A	9,408,126
1,010,190		Nordea Bank AB	10,177,160
			19,585,286
		Switzerland: 10.0%
19,200		ACE Ltd.	1,026,432
190,169		Adecco SA	10,127,710
72,250		Lonza Group AG	7,885,755
437,470		Nestle SA	18,675,883
359,706		Novartis AG	18,068,314
19,150		Roche Holding AG - Genusschein	3,096,338
270,321		Swiss Reinsurance	12,257,009
345,432	@	UBS AG - Reg	6,333,466
			77,470,907
		Taiwan: 1.7%
1,312,075		Chinatrust Financial Holding Co., Ltd.	846,869
180,988	@,#	Compal Electronics, Inc. GDR	1,054,185
2,547,251		Taiwan Semiconductor Manufacturing Co., Ltd.	5,041,011
543,996		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,962,196
			12,904,261
		United Kingdom: 17.7%
1,075,510		Aviva PLC	7,731,800
1,210,520		BAE Systems PLC	6,772,064
825,960		BP PLC	7,316,969
1,296,430		British Airways PLC	4,585,706
556,010		British Sky Broadcasting PLC	5,093,307
1,100,457		Burberry Group PLC	8,876,106
384,346		Cadbury PLC	4,933,545
507,190		Compass Group PLC	3,106,786
777,437		GlaxoSmithKline PLC	15,328,726
1,206,400		HSBC Holdings PLC - Hong Kong	13,812,576
2,352,315		Kingfisher PLC	8,022,589
143,800		National Grid PLC	1,391,669
346,370		Pearson PLC	4,279,582
360,477		Rexam PLC	1,508,926
744,550	@	Rolls-Royce Group PLC	5,618,280
2,133		Schroders PLC - Non Voting	31,088
160,523		Smiths Group PLC	2,286,395
448,178		Standard Chartered PLC	11,070,657
1,547,870		Tesco PLC	9,908,980
5,558,776		Vodafone Group PLC	12,487,542
128,396	@	Wolseley PLC	3,104,788
			137,268,081
		United States: 0.4%
152,240	@	Invesco Ltd.	3,464,982
			3,464,982
		Total Common Stock
		(Cost $828,878,693)	730,975,930

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.2%
		U.S. Government Agency Obligations: 3.2%
$25,000,000	Z	Federal Home Loan Bank, 0.190%, due 10/01/09		$24,999,999
		Total Short-Term Investments
		(Cost $24,999,999)		24,999,999
		Total Investments in Securities
		(Cost $853,878,692)*	97.7%	$755,975,929
		Other Assets and Liabilities - Net	2.3	17,697,895
		Net Assets	100.0%	$773,673,824

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $855,138,866.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$31,207,833
	Gross Unrealized Depreciation	(130,370,770)
	Net Unrealized Depreciation	$(99,162,937)

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	2.4%
Airlines	0.6
Apparel	1.1
Auto Manufacturers	1.2
Auto Parts & Equipment	1.3
Banks	12.2
Chemicals	1.6
Coal	0.6
Commercial Services	1.5
Computers	0.1
Distribution/Wholesale	0.4
Diversified Financial Services	3.7
Electric	3.3
Electrical Components & Equipment	0.9
Electronics	1.8
Food	5.3
Food Service	0.4
Holding Companies - Diversified	0.4
Home Furnishings	0.5
Insurance	5.8
Lodging	0.8
Machinery - Construction & Mining	1.2
Machinery - Diversified	0.3
Media	2.9
Mining	0.4
Miscellaneous Manufacturing	2.8
Oil & Gas	8.6
Oil & Gas Services	1.0
Packaging & Containers	0.2
Pharmaceuticals	8.8
Real Estate	0.5
Retail	1.0
Semiconductors	4.5
Software	2.2
Telecommunications	12.5
Toys/Games/Hobbies	0.6
Transportation	1.1
Short-Term Investments	3.2
Other Assets and Liabilities - Net	2.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Austria	$—	$7,837,123	$—	$7,837,123
Brazil	20,205,611	—	—	20,205,611
China	—	15,941,398	—	15,941,398
Denmark	—	5,571,209	—	5,571,209
France	—	80,895,523	—	80,895,523
Germany	1,935,427	90,207,733	—	92,143,160
Hong Kong	3,890,010	7,732,273	—	11,622,283
India	12,630,328	15,636,399	—	28,266,727
Israel	3,150,252	—	—	3,150,252
Italy	—	30,890,127	—	30,890,127
Japan	—	15,615,961	—	15,615,961
Netherlands	—	48,416,208	—	48,416,208
Norway	—	15,403,267	—	15,403,267
Portugal	—	9,082,257	—	9,082,257
Singapore	4,048,467	21,831,068	—	25,879,535
South Korea	26,407,663	1,164,032	—	27,571,695
Spain	—	41,790,077	—	41,790,077
Sweden	—	19,585,286	—	19,585,286
Switzerland	1,026,432	76,444,475	—	77,470,907
Taiwan	7,016,381	5,887,880	—	12,904,261
United Kingdom	—	137,268,081	—	137,268,081
United States	3,464,982	—	—	3,464,982
Total Common Stock	83,775,553	647,200,377	—	730,975,930
Short-Term Investments	—	24,999,999	—	24,999,999
Total Investments, at value	$83,775,553	$672,200,376	$—	$755,975,929

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 82.5%
		Aerospace/Defense: 2.1%
132,100		Boeing Co.	$7,153,215
			7,153,215
		Banks: 7.8%
366,667		Fifth Third Bancorp.	3,714,337
21,173		Goldman Sachs Group, Inc.	3,903,243
493,600		Keycorp	3,208,400
1,274,200	@@	Mitsubishi UFJ Financial Group, Inc.	6,809,509
420,200		US Bancorp.	9,185,572
			26,821,061
		Biotechnology: 2.5%
185,900	@	Gilead Sciences, Inc.	8,659,222
			8,659,222
		Commercial Services: 2.4%
166,500		Paychex, Inc.	4,836,825
48,600		Visa, Inc.	3,358,746
			8,195,571
		Computers: 6.5%
19,805	@	Apple, Inc.	3,671,253
716,100	@	Dell, Inc.	10,927,683
238,200	@	NCR Corp.	3,291,924
67,300	@, @@	Research In Motion Ltd.	4,546,115
			22,436,975
		Electric: 3.3%
139,865		Entergy Corp.	11,169,619
			11,169,619
		Electronics: 2.7%
212,700	@	Thermo Electron Corp.	9,288,609
			9,288,609
		Healthcare - Products: 1.9%
157,110	@	Varian Medical Systems, Inc.	6,619,044
			6,619,044
		Healthcare - Services: 1.1%
121,700	@	Community Health Systems, Inc.	3,885,881
			3,885,881
		Insurance: 9.0%
164,304	@@	ACE Ltd.	8,783,692
362,532		Hartford Financial Services Group, Inc.	9,607,098
96,700	@@	Swiss Reinsurance	4,384,612
163,500		Transatlantic Holdings, Inc.	8,202,795
			30,978,197
		Internet: 2.2%
46,362	@	Priceline.com, Inc.	7,687,747
			7,687,747
		Iron/Steel: 2.0%
155,000		United States Steel Corp.	6,877,350
			6,877,350
		Leisure Time: 1.0%
127,300	@, L	Life Time Fitness, Inc.	3,570,765
			3,570,765
		Media: 7.1%
487,100		Comcast Corp. – Special Class A	7,832,568
307,500	@, L	DIRECTV Group, Inc.	8,480,850
429,900	@	Dish Network Corp.	8,279,874
			24,593,292
		Oil & Gas: 8.6%
222,500		ConocoPhillips	10,048,100
341,600		Marathon Oil Corp.	10,897,040
245,100	@, @@	OAO Gazprom ADR	5,726,376
34,850	@	Transocean, Ltd.	2,980,721
			29,652,237
		Pharmaceuticals: 2.6%
265,275		Eli Lilly & Co.	8,762,033
			8,762,033
		Retail: 0.4%
850,400	@, L	Rite Aid Corp.	1,394,656
			1,394,656
		Semiconductors: 1.1%
448,902	@	ON Semiconductor Corp.	3,703,442
			3,703,442
		Software: 8.0%
136,200	@	Ansys, Inc.	5,103,414
103,879	@	Eclipsys Corp.	2,004,865
172,100	@	Fiserv, Inc.	8,295,220
475,000		Microsoft Corp.	12,297,750
			27,701,249

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications: 10.2%
253,500	@, @@	Amdocs Ltd.		$6,814,080
152,100		AT&T, Inc.		4,108,221
675,100	@@	China Mobile Ltd.		6,612,093
329,189		Corning, Inc.		5,039,884
286,942	@	Crown Castle International Corp.		8,998,501
179,400	@	Leap Wireless International, Inc.		3,507,270
				35,080,049
		Total Common Stock
		(Cost $275,439,015)		284,230,214

Principal Amount				Value
CONVERTIBLE BONDS: 2.3%
		Commercial Services: 1.3%
$3,016,000		Hertz Global Holdings, Inc., 5.250%, due 06/01/14		$4,561,700
				4,561,700
		Diversified Financial Services: 1.0%
3,000,000	@@, #	AngloGold Ashanti Holdings Finance PLC, 3.500%, due 05/22/14		3,401,250
				3,401,250
		Telecommunications: 0.0%
195,000		Level 3 Communications, Inc., 2.875%, due 07/15/10		188,419
				188,419
		Total Convertible Bonds
		(Cost $6,436,745)		8,151,369
CORPORATE BONDS/NOTES: 6.0%
		Banks: 0.6%
2,732,000		Fifth Third Capital Trust IV, 6.500%, due 04/15/37		1,885,080
				1,885,080
		Diversified Financial Services: 0.8%
3,925,000	#	Glen Meadow Pass-Through Trust, 6.505%, due 02/12/67		2,698,438
				2,698,438
		Insurance: 1.8%
6,917,000		Hartford Financial Services Group, Inc., 8.125%, due 06/15/38		6,225,300
				6,225,300
		Telecommunications: 2.8%
11,000,000		Level 3 Financing, Inc., 9.250%, due 11/01/14		9,748,750
				9,748,750
		Total Corporate Bonds/Notes
		(Cost $15,305,290)		20,557,568
		Total Long-Term Investments
		(Cost $297,181,050)		312,939,151

Shares				Value
SHORT-TERM INVESTMENTS: 13.5%
		Affiliated Mutual Fund: 9.8%
33,637,521		ING Institutional Prime Money Market Fund - Class I		$33,637,521
		Total Mutual Fund
		(Cost $33,637,521)		33,637,521

Principal Amount				Value
		Securities Lending Collateral(cc): 3.7%
$12,494,004		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$12,494,004
539,803		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		431,842
		Total Securities Lending Collateral
		(Cost $13,033,807)		12,925,846
		Total Short-Term Investments
		(Cost $46,671,328)		46,563,367
		Total Investments in Securities
		(Cost $343,852,378)*	104.3%	$359,502,518
		Other Assets and Liabilities - Net	(4.3)	(14,955,014)
		Net Assets	100.0%	$344,547,504

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $346,547,952.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$42,015,564
		Gross Unrealized Depreciation		(29,060,998)
		Net Unrealized Appreciation		$12,954,566

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$7,153,215	$—	$—	$7,153,215
Banks	20,011,552	6,809,509	—	26,821,061
Biotechnology	8,659,222	—	—	8,659,222
Commercial Services	8,195,571	—	—	8,195,571
Computers	22,436,975	—	—	22,436,975
Electric	11,169,619	—	—	11,169,619
Electronics	9,288,609	—	—	9,288,609
Healthcare - Products	6,619,044	—	—	6,619,044
Healthcare - Services	3,885,881	—	—	3,885,881
Insurance	26,593,585	4,384,612	—	30,978,197
Internet	7,687,747	—	—	7,687,747
Iron/Steel	6,877,350	—	—	6,877,350
Leisure Time	3,570,765	—	—	3,570,765
Media	24,593,292	—	—	24,593,292
Oil & Gas	23,925,861	5,726,376	—	29,652,237
Pharmaceuticals	8,762,033	—	—	8,762,033
Retail	1,394,656	—	—	1,394,656
Semiconductors	3,703,442	—	—	3,703,442
Software	27,701,249	—	—	27,701,249
Telecommunications	28,467,956	6,612,093	—	35,080,049
Total Common Stock	260,697,624	23,532,590	—	284,230,214
Convertible Bonds	—	8,151,369	—	8,151,369
Corporate Bonds/Notes	—	20,557,568	—	20,557,568
Short-Term Investments	46,131,525	431,842	—	46,563,367
Total Investments, at value	$306,829,149	$52,673,369	$—	$359,502,518

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Advertising: 2.3%
249,300	@	Interpublic Group of Cos., Inc.	$1,874,736
56,500		Omnicom Group	2,087,110
			3,961,846
		Aerospace/Defense: 2.0%
53,000		General Dynamics Corp.	3,423,800
			3,423,800
		Airlines: 0.8%
143,900		Southwest Airlines Co.	1,381,440
			1,381,440
		Auto Manufacturers: 1.8%
82,650		Paccar, Inc.	3,116,732
			3,116,732
		Auto Parts & Equipment: 1.4%
40,100		BorgWarner, Inc.	1,213,426
49,100		Johnson Controls, Inc.	1,254,996
			2,468,422
		Banks: 9.2%
152,600		Bank of America Corp.	2,581,992
81,092		Bank of New York Mellon Corp.	2,350,857
20,000	L	City National Corp.	778,600
115,000		JPMorgan Chase & Co.	5,039,300
68,000		Morgan Stanley	2,099,840
116,100		Wells Fargo & Co.	3,271,698
			16,122,287
		Beverages: 2.0%
60,900		PepsiCo, Inc.	3,572,394
			3,572,394
		Biotechnology: 3.1%
37,800	@	Amgen, Inc.	2,276,694
37,000	@	Genzyme Corp.	2,099,010
15,200	@	Millipore Corp.	1,069,016
			5,444,720
		Chemicals: 1.2%
26,900		Monsanto Co.	2,082,060
			2,082,060
		Coal: 1.6%
75,800		Peabody Energy Corp.	2,821,276
			2,821,276
		Computers: 5.6%
25,600	@	Apple, Inc.	4,745,472
77,100		Hewlett-Packard Co.	3,639,891
92,300	@	Seagate Technology, Inc.	1,403,883
			9,789,246
		Cosmetics/Personal Care: 4.4%
62,300		Avon Products, Inc.	2,115,708
36,600		Estee Lauder Cos., Inc.	1,357,128
73,400		Procter & Gamble Co.	4,251,328
			7,724,164
		Diversified Financial Services: 1.2%
130,900		Discover Financial Services	2,124,507
			2,124,507
		Electric: 5.2%
87,800		American Electric Power Co., Inc.	2,720,922
128,600	@	Dynegy, Inc. - Class A	327,930
70,900		Exelon Corp.	3,518,058
44,800		FirstEnergy Corp.	2,048,256
37,500		Pepco Holdings, Inc.	558,000
			9,173,166
		Food: 0.7%
45,800		Sysco Corp.	1,138,130
			1,138,130
		Healthcare - Products: 4.7%
107,900	@@	Covidien PLC	4,667,754
66,500		Medtronic, Inc.	2,447,200
21,300	@	Zimmer Holdings, Inc.	1,138,485
			8,253,439
		Healthcare - Services: 1.1%
11,000	@	DaVita, Inc.	623,040
54,300		UnitedHealth Group, Inc.	1,359,672
			1,982,712
		Household Products/Wares: 1.5%
63,100		Fortune Brands, Inc.	2,712,038
			2,712,038

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance: 3.3%
30,700	@@	ACE Ltd.	$1,641,222
40,700		Aflac, Inc.	1,739,518
84,600		Principal Financial Group, Inc.	2,317,194
			5,697,934
		Leisure Time: 1.5%
78,500		Carnival Corp.	2,612,480
			2,612,480
		Media: 3.6%
250,500		Comcast Corp. – Class A	4,230,945
74,000	@	Viacom - Class B	2,074,960
			6,305,905
		Miscellaneous Manufacturing: 4.3%
165,200		General Electric Co.	2,712,584
73,900		Illinois Tool Works, Inc.	3,156,269
52,000		Pall Corp.	1,678,560
			7,547,413
		Oil & Gas: 9.0%
44,100		Anadarko Petroleum Corp.	2,766,393
51,900		Chevron Corp.	3,655,317
15,700		EOG Resources, Inc.	1,311,107
38,000		Hess Corp.	2,031,480
66,300		Marathon Oil Corp.	2,114,970
33,900	@	Noble Corp.	1,286,844
54,200	@	Ultra Petroleum Corp.	2,653,632
			15,819,743
		Oil & Gas Services: 2.8%
62,400		Baker Hughes, Inc.	2,661,984
81,700		Halliburton Co.	2,215,704
			4,877,688
		Pharmaceuticals: 5.6%
37,700		Allergan, Inc.	2,139,852
33,100	@	Medco Health Solutions, Inc.	1,830,761
52,700		Merck & Co., Inc.	1,666,901
254,100		Pfizer, Inc.	4,205,355
			9,842,869
		Pipelines: 1.3%
129,838		Williams Cos., Inc.	2,320,205
			2,320,205
		Retail: 1.6%
56,600		Wal-Mart Stores, Inc.	2,778,494
			2,778,494
		Semiconductors: 3.7%
57,600	@	Broadcom Corp.	1,767,744
61,000		Intersil Corp.	933,910
41,800		KLA-Tencor Corp.	1,498,948
85,900	@, @@	Marvell Technology Group Ltd.	1,390,721
56,600	L	National Semiconductor Corp.	807,682
			6,399,005
		Software: 5.9%
52,800	@	Autodesk, Inc.	1,256,640
40,100	@	Intuit, Inc.	1,142,850
180,700		Microsoft Corp.	4,678,322
81,800	@, L	VMware, Inc.	3,285,906
			10,363,718
		Telecommunications: 2.4%
99,300		AT&T, Inc.	2,682,093
369,489	@	Sprint Nextel Corp.	1,459,482
			4,141,575
		Transportation: 4.2%
23,000		Burlington Northern Santa Fe Corp.	1,836,090
52,400		FedEx Corp.	3,941,528
38,900		Ryder System, Inc.	1,519,434
			7,297,052
		Total Common Stock
		(Cost $154,959,031)	173,296,460
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
3,500		SPDR Trust Series 1	369,460
		Total Exchange-Traded Funds
		(Cost $363,044)	369,460
		Total Long-Term Investments
		(Cost $155,322,075)	173,665,920
SHORT-TERM INVESTMENTS: 2.2%
		Affiliated Mutual Fund: 0.9%
1,504,860		ING Institutional Prime Money Market Fund - Class I	1,504,860
		Total Mutual Fund
		(Cost $1,504,860)	1,504,860

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 1.3%
$1,685,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$1,685,001
818,750		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		655,000
		Total Securities Lending Collateral
		(Cost $2,503,751)		2,340,001
		Total Short-Term Investments
		(Cost $4,008,611)		3,844,861
		Total Investments in Securities
		(Cost $159,330,686)*	101.4%	$177,510,781
		Other Assets and Liabilities - Net	(1.4)	(2,511,911)
		Net Assets	100.0%	$174,998,870

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $168,229,130.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$25,288,634
		Gross Unrealized Depreciation		(16,006,983)
		Net Unrealized Appreciation		$9,281,651

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$173,296,460	$—	$—	$173,296,460
Exchange-Traded Funds	369,460	—	—	369,460
Short-Term Investments	3,189,861	655,000	—	3,844,861
Total Investments, at value	$176,855,781	$655,000	$—	$177,510,781

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Agriculture: 1.8%
224,716		Altria Group, Inc.	$4,002,192
115,743		Philip Morris International, Inc.	5,641,314
			9,643,506
		Banks: 10.1%
518,129		Bank of America Corp.	8,766,743
378,325		Bank of New York Mellon Corp.	10,967,642
24,220		Goldman Sachs Group, Inc.	4,464,957
385,021		JPMorgan Chase & Co.	16,871,620
120,707		PNC Financial Services Group, Inc.	5,865,153
156,333		US Bancorp.	3,417,439
159,848		Wells Fargo & Co.	4,504,517
			54,858,071
		Beverages: 2.0%
138,527		Coca-Cola Co.	7,438,900
128,115	@	Dr Pepper Snapple Group, Inc.	3,683,306
			11,122,206
		Chemicals: 0.9%
153,930		EI Du Pont de Nemours & Co.	4,947,310
			4,947,310
		Commercial Services: 0.3%
86,600		Western Union Co.	1,638,472
			1,638,472
		Computers: 4.7%
71,960	@@	Accenture PLC	2,681,949
729,340	@	Dell, Inc.	11,129,728
138,657		Hewlett-Packard Co.	6,545,997
42,864		International Business Machines Corp.	5,126,963
			25,484,637
		Cosmetics/Personal Care: 0.4%
37,200		Procter & Gamble Co.	2,154,624
			2,154,624
		Electrical Components & Equipment: 0.6%
75,120		Emerson Electric Co.	3,010,810
			3,010,810
		Food: 4.9%
123,273	@@	Cadbury PLC ADR	6,312,810
411,007		Kraft Foods, Inc.	10,797,154
328,410	@@	Unilever NV ADR	9,477,913
			26,587,877
		Forest Products & Paper: 3.1%
758,643		International Paper Co.	16,864,634
			16,864,634
		Healthcare - Products: 1.2%
606,201	@	Boston Scientific Corp.	6,419,669
			6,419,669
		Healthcare - Services: 1.1%
107,550		UnitedHealth Group, Inc.	2,693,052
66,198	@	WellPoint, Inc.	3,135,137
			5,828,189
		Insurance: 10.7%
53,987		Aflac, Inc.	2,307,404
1,410	@	Berkshire Hathaway, Inc. - Class B	4,685,430
548,122		Chubb Corp.	27,630,830
182,209		Metlife, Inc.	6,936,697
99,019		Torchmark Corp.	4,300,395
247,359		Travelers Cos., Inc.	12,177,484
			58,038,240
		Internet: 3.6%
723,679	@	eBay, Inc.	17,086,061
146,414	@	Yahoo!, Inc.	2,607,633
			19,693,694
		Media: 13.7%
1,246,036		Comcast Corp. – Class A	21,045,550
197,073	@	Liberty Media Corp. - Entertainment	6,130,941
599,438	L	News Corp. - Class B	8,386,138
143,658	@	Time Warner Cable, Inc.	6,190,223
363,322		Time Warner, Inc.	10,456,407
797,504	@	Viacom - Class B	22,362,012
			74,571,271
		Mining: 1.3%
541,595		Alcoa, Inc.	7,105,726
			7,105,726
		Miscellaneous Manufacturing: 2.1%
435,205		General Electric Co.	7,146,066
59,100		Honeywell International, Inc.	2,195,565
69,500	@@	Ingersoll-Rand PLC	2,131,565
			11,473,196

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Oil & Gas: 4.4%
72,309	@@	BP PLC ADR		$3,849,008
113,011		Chevron Corp.		7,959,365
84,609		ConocoPhillips		3,820,942
73,400	@@	Royal Dutch Shell PLC ADR - Class A		4,197,746
73,799	@@	Total SA ADR		4,373,329
				24,200,390
		Oil & Gas Services: 1.5%
303,869		Halliburton Co.		8,240,927
				8,240,927
		Pharmaceuticals: 12.8%
73,838		Abbott Laboratories		3,652,766
569,383		Bristol-Myers Squibb Co.		12,822,505
280,860		Cardinal Health, Inc.		7,527,048
168,137		Eli Lilly & Co.		5,553,565
61,427	@@	GlaxoSmithKline PLC ADR		2,426,981
643,020		Pfizer, Inc.		10,641,981
98,760	@@	Roche Holding AG ADR		4,009,656
512,944		Schering-Plough Corp.		14,490,668
177,862		Wyeth		8,640,536
				69,765,706
		Retail: 7.1%
190,472		CVS Caremark Corp.		6,807,469
181,090		Home Depot, Inc.		4,824,238
132,497		JC Penney Co., Inc.		4,471,774
209,126		Lowe’s Cos., Inc.		4,379,098
263,477		Macy’s, Inc.		4,818,994
45,084		Target Corp.		2,104,521
228,244		Wal-Mart Stores, Inc.		11,204,498
				38,610,592
		Semiconductors: 2.3%
369,074		Intel Corp.		7,222,778
153,772		KLA-Tencor Corp.		5,514,264
				12,737,042
		Software: 0.3%
68,441		Microsoft Corp.		1,771,937
				1,771,937
		Telecommunications: 5.1%
293,635		AT&T, Inc.		7,931,081
321,236	@	Cisco Systems, Inc.		7,561,895
402,613		Verizon Communications, Inc.		12,187,096
				27,680,072
		Total Common Stock
		(Cost $523,996,584)		522,448,798

Principal Amount				Value
SHORT-TERM INVESTMENTS: 8.3%
		U.S. Government Agency Obligations: 6.9%
$37,400,000	Z	Federal Home Loan Bank, 0.190%, due 10/01/09		$37,400,000
		Total U.S. Government Agency Obligations
		(Cost $37,400,000)		37,400,000
		Securities Lending Collateral(cc): 1.4%
7,186,002		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		7,186,002
966,595		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		773,276
		Total Securities Lending Collateral
		(Cost $8,152,598)		7,959,278
		Total Short-Term Investments
		(Cost $45,552,598)		45,359,278
		Total Investments in Securities
		(Cost $569,549,182)*	104.3%	$567,808,076
		Other Assets and Liabilities - Net	(4.3)	(23,658,029)
		Net Assets	100.0%	$544,150,047

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $610,236,790.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$38,986,156
		Gross Unrealized Depreciation		(81,414,870)
		Net Unrealized Depreciation		$(42,428,714)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$522,448,798	$—	$—	$522,448,798
Short-Term Investments	7,186,002	38,173,276	—	45,359,278
Total Investments, at value	$529,634,800	$38,173,276	$—	$567,808,076

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 65.6%
		Aerospace/Defense: 0.8%
60,400		General Dynamics Corp.	$3,901,840
58,270		Raytheon Co.	2,795,212
			6,697,052
		Auto Parts & Equipment: 0.3%
81,200	@@	Autoliv, Inc.	2,728,320
			2,728,320
		Banks: 9.3%
601,900		Bank of America Corp.	10,184,148
143,900		BB&T Corp.	3,919,836
1,084,900		Citigroup, Inc.	5,250,916
52,500		Comerica, Inc.	1,557,675
294,100		Fifth Third Bancorp.	2,979,233
111,015	@	First Horizon National Corp.	1,468,728
719,603	S	JPMorgan Chase & Co.	31,533,003
211,929		PNC Financial Services Group, Inc.	10,297,630
42,400		State Street Corp.	2,230,240
112,900		US Bancorp.	2,467,994
107,600		Wells Fargo & Co.	3,032,168
			74,921,571
		Beverages: 0.4%
53,360		Coca-Cola Co.	2,865,432
			2,865,432
		Chemicals: 1.8%
122,270	@@, S	Bayer AG ADR	8,509,992
215,100		Dow Chemical Co.	5,607,657
			14,117,649
		Commercial Services: 0.9%
71,944		Manpower, Inc.	4,079,944
111,400		Robert Half International, Inc.	2,787,228
			6,867,172
		Computers: 1.2%
210,086		Hewlett-Packard Co.	9,918,160
			9,918,160
		Cosmetics/Personal Care: 0.7%
160,950		Estee Lauder Cos., Inc.	5,968,026
			5,968,026
		Diversified Financial Services: 1.1%
475,205		Charles Schwab Corp.	9,100,176
			9,100,176
		Electric: 3.0%
375,478		American Electric Power Co., Inc.	11,636,063
41,300		Edison International	1,386,854
62,562		Entergy Corp.	4,996,201
134,460		FirstEnergy Corp.	6,147,511
			24,166,629
		Electronics: 0.8%
238,400	@	Agilent Technologies, Inc.	6,634,672
			6,634,672
		Food: 1.2%
79,618	@@	Cadbury PLC ADR	4,077,238
186,460	@@	Unilever NV ADR	5,381,236
			9,458,474
		Healthcare - Products: 1.7%
459,810	@	Boston Scientific Corp.	4,869,388
54,310	@	CareFusion Corp.	1,183,958
168,440	@@	Covidien PLC	7,286,714
			13,340,060
		Home Furnishings: 0.9%
255,100	@@	Sony Corp. ADR	7,448,920
			7,448,920
		Household Products/Wares: 0.4%
92,400		Avery Dennison Corp.	3,327,324
			3,327,324
		Insurance: 4.8%
155,932		Chubb Corp.	7,860,532
800,988	S	Marsh & McLennan Cos., Inc.	19,808,417
36,800		Transatlantic Holdings, Inc.	1,846,256
180,937		Travelers Cos., Inc.	8,907,529
			38,422,734
		Internet: 1.8%
551,560	@	eBay, Inc.	13,022,332
78,581	@	Symantec Corp.	1,294,229
			14,316,561

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.4%
136,251		Harley-Davidson, Inc.	$3,133,773
			3,133,773
		Media: 5.0%
512,154		Comcast Corp. – Class A	8,650,281
126,378	@	Time Warner Cable, Inc.	5,445,628
413,178		Time Warner, Inc.	11,891,263
517,642	@	Viacom - Class B	14,514,682
			40,501,854
		Mining: 1.0%
63,000		Freeport-McMoRan Copper & Gold, Inc.	4,322,430
85,680		Newmont Mining Corp.	3,771,634
			8,094,064
		Miscellaneous Manufacturing: 5.1%
191,300		Dover Corp.	7,414,788
712,200		General Electric Co.	11,694,324
183,283	@@	Ingersoll-Rand PLC	5,621,290
86,440	@@	Siemens AG ADR	8,035,462
239,940	@@	Tyco International Ltd.	8,273,131
			41,038,995
		Oil & Gas: 8.3%
209,400		Anadarko Petroleum Corp.	13,135,662
110,460	@@	BP PLC ADR	5,879,786
65,060		ConocoPhillips	2,938,110
90,750		Devon Energy Corp.	6,110,198
122,170		ExxonMobil Corp.	8,382,084
75,200		Hess Corp.	4,020,192
174,320		Occidental Petroleum Corp.	13,666,688
200,350	@@	Royal Dutch Shell PLC ADR - Class A	11,458,017
70,600		Valero Energy Corp.	1,368,934
			66,959,671
		Oil & Gas Services: 1.2%
123,370		Schlumberger Ltd.	7,352,852
71,100		Smith International, Inc.	2,040,570
			9,393,422
		Pharmaceuticals: 4.4%
91,680		Abbott Laboratories	4,535,410
399,240		Bristol-Myers Squibb Co.	8,990,885
108,620		Cardinal Health, Inc.	2,911,016
322,600		Pfizer, Inc.	5,339,030
169,740	@@	Roche Holding AG ADR	6,891,444
231,680		Schering-Plough Corp.	6,544,960
			35,212,745
		Retail: 4.1%
213,300		Gap, Inc.	4,564,620
415,554		Home Depot, Inc.	11,070,359
286,430		Macy’s, Inc.	5,238,805
194,100	@	Starbucks Corp.	4,008,165
212,000		Walgreen Co.	7,943,640
			32,825,589
		Semiconductors: 1.4%
355,857		Intel Corp.	6,964,121
132,740	@	Lam Research Corp.	4,534,398
			11,498,519
		Telecommunications: 2.7%
387,380	@	Cisco Systems, Inc.	9,118,925
261,581		Verizon Communications, Inc.	7,918,057
206,500	@@	Vodafone Group PLC ADR	4,646,250
			21,683,232
		Textiles: 0.4%
99,300		Cintas Corp.	3,009,783
			3,009,783
		Transportation: 0.5%
52,600		FedEx Corp.	3,956,572
			3,956,572
		Total Common Stock
		(Cost $478,794,697)	527,607,151
PREFERRED STOCK: 1.7%
		Agriculture: 0.2%
47,700		Archer-Daniels-Midland Co.	1,903,230
			1,903,230
		Banks: 0.3%
23,944		Keycorp	2,075,466
			2,075,466
		Diversified Financial Services: 0.2%
35,000	P	Omnicare, Inc.	1,214,500
			1,214,500
		Electric: 0.3%
107,333	@, P	CenterPoint Energy, Inc.	2,522,326
			2,522,326

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 0.1%
1,600	#	Healthsouth Corp.	$1,164,400
			1,164,400
		Household Products/Wares: 0.1%
26,425		Avery Dennison Corp.	1,010,756
			1,010,756
		Pipelines: 0.5%
107,000	P	El Paso Energy Capital Trust I	3,577,010
			3,577,010
		Total Preferred Stock
		(Cost $15,413,295)	13,467,688

Principal Amount			Value
CONVERTIBLE BONDS: 9.9%
		Advertising: 0.6%
$1,778,000		Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$1,757,998
1,833,000	#	Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	1,814,670
1,453,000	Z	Omnicom Group, 0.250%, due 07/31/32	1,374,901
			4,947,569
		Aerospace/Defense: 0.5%
3,625,000		L-3 Communications Corp., 3.000%, due 08/01/35	3,733,750
			3,733,750
		Apparel: 0.1%
1,301,000		Iconix Brand Group, Inc., 1.875%, due 06/30/12	1,141,628
			1,141,628
		Auto Parts & Equipment: 0.3%
2,235,000		BorgWarner, Inc., 3.500%, due 04/15/12	2,732,288
			2,732,288
		Banks: 0.0%
108,000		National City Corp., 4.000%, due 02/01/11	109,350
			109,350
		Biotechnology: 2.1%
8,557,000	#	Amgen, Inc., 0.375%, due 02/01/13	8,696,051
2,229,000		Amylin Pharmaceuticals, Inc., 3.000%, due 06/15/14	1,721,903
2,550,000		Life Technologies Corp., 1.500%, due 02/15/24	2,798,625
725,000		Life Technologies Corp., 3.250%, due 06/15/25	838,281
2,941,000		Millipore Corp., 3.750%, due 06/01/26	3,073,345
			17,128,205
		Computers: 1.0%
1,264,000		Cadence Design Systems, Inc., 1.375%, due 12/15/11	1,158,140
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	886,875
1,417,000		NetApp, Inc., 1.750%, due 06/01/13	1,540,988
5,486,000		SanDisk Corp., 1.000%, due 05/15/13	4,292,795
			7,878,798
		Entertainment: 0.5%
2,845,000	#	International Game Technology, 3.250%, due 05/01/14	3,744,731
			3,744,731
		Environmental Control: 0.2%
1,704,000		Allied Waste North America, Inc., 4.250%, due 04/15/34	1,701,870
			1,701,870
		Healthcare - Products: 0.6%
3,326,000		Medtronic, Inc., 1.500%, due 04/15/11	3,326,000
1,282,000		Wright Medical Group, Inc., 2.625%, due 12/01/14	1,088,098
			4,414,098
		Internet: 0.5%
2,263,000		Symantec Corp., 0.750%, due 06/15/11	2,398,780
1,340,000		Symantec Corp., 1.000%, due 06/15/13	1,437,150
			3,835,930
		Iron/Steel: 0.2%
425,000	@@	ArcelorMittal, 5.000%, due 05/15/14	615,719
368,000		United States Steel Corp., 4.000%, due 05/15/14	586,960
			1,202,679
		Media: 0.4%
2,444,100		Liberty Media Corp., 3.125%, due 03/30/23	2,431,880
1,615,000		Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	995,244
			3,427,124
		Mining: 0.1%
375,000		Alcoa, Inc., 5.250%, due 03/15/14	826,875
			826,875
		Miscellaneous Manufacturing: 0.6%
4,494,000		3M Co., 0.000%, due 11/21/32	3,881,693
616,000		Textron, Inc., 4.500%, due 05/01/13	1,007,930
			4,889,623
		Pharmaceuticals: 1.1%
2,215,000		King Pharmaceuticals, Inc., 1.250%, due 04/01/26	1,913,206
3,400,000		Mylan, Inc., 1.250%, due 03/15/12	3,344,750
4,561,000		Omnicare, Inc., 3.250%, due 12/15/35	3,523,373
			8,781,329
		Semiconductors: 0.5%
1,900,000		ON Semiconductor Corp., 2.625%, due 12/15/26	2,052,000
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	1,951,320
			4,003,320

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications: 0.6%
$2,000,000	#	JDS Uniphase Corp., 1.000%, due 05/15/26	$1,690,000
3,678,000		Lucent Technologies, Inc., 2.875%, due 06/15/25	3,089,520
			4,779,520
		Total Convertible Bonds
		(Cost $75,554,814)	79,278,687
CORPORATE BONDS/NOTES: 10.2%
		Advertising: 0.1%
240,000		Omnicom Group, 6.250%, due 07/15/19	259,380
200,000	@@	WPP Finance UK, 8.000%, due 09/15/14	219,614
			478,994
		Aerospace/Defense: 0.1%
145,000		Boeing Co., 4.875%, due 02/15/20	149,875
175,000		Boeing Co., 6.000%, due 03/15/19	196,659
75,000		Boeing Co., 6.875%, due 03/15/39	92,835
			439,369
		Agriculture: 0.2%
220,000		Altria Group, Inc., 9.250%, due 08/06/19	269,287
220,000		Archer-Daniels-Midland Co., 5.450%, due 03/15/18	238,806
210,000	@@, #	BAT International Finance PLC, 9.500%, due 11/15/18	272,819
125,000		Bunge Ltd. Finance Corp., 8.500%, due 06/15/19	144,349
285,000		Philip Morris International, Inc., 5.650%, due 05/16/18	303,878
			1,229,139
		Apartments: 0.0%
210,000		AvalonBay Communities, Inc., 6.100%, due 03/15/20	216,855
			216,855
		Auto Manufacturers: 0.0%
325,000	@@	Daimler Finance NA, LLC, 7.750%, due 01/18/11	344,573
			344,573
		Banks: 1.7%
950,000		Bank of America Corp., 5.650%, due 05/01/18	939,594
585,000		Bank of America Corp., 5.750%, due 12/01/17	584,874
30,000		Bank of America Corp., 7.625%, due 06/01/19	33,863
525,000	@@	Barclays Bank PLC, 6.750%, due 05/22/19	588,236
225,000		BB&T Corp., 6.850%, due 04/30/19	252,134
575,000		Citigroup, Inc., 6.125%, due 11/21/17	571,792
545,000		Citigroup, Inc., 6.125%, due 05/15/18	537,516
605,000		Citigroup, Inc., 8.500%, due 05/22/19	684,095
195,000	@@	Credit Suisse New York, 6.000%, due 02/15/18	204,492
485,000	@@	Credit Suisse/New York NY, 5.300%, due 08/13/19	498,245
530,000	@@	Deutsche Bank AG/London, 3.875%, due 08/18/14	537,131
700,000		General Motors Acceptance Corp., 2.200%, due 12/19/12	708,019
120,000		Goldman Sachs Group, Inc., 3.625%, due 08/01/12	123,274
1,245,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,311,798
275,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	284,714
465,000	@@, #	HBOS PLC, 6.750%, due 05/21/18	415,259
930,000		JPMorgan Chase & Co., 4.750%, due 05/01/13	985,400
305,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	327,901
415,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	440,931
700,000		KeyBank NA, 3.200%, due 06/15/12	730,094
310,000	@@	Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	337,756
225,000		PNC Funding Corp., 6.700%, due 06/10/19	249,457
215,000	@@, #	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	218,540
305,000	@@	UBS AG, 5.875%, due 12/20/17	312,726
1,285,000		Wells Fargo & Co., 5.625%, due 12/11/17	1,351,966
290,000	@@	Westpac Banking Corp., 4.200%, due 02/27/15	295,105
			13,524,912
		Beverages: 0.1%
300,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	338,068
210,000	@@	Diageo Capital PLC, 5.750%, due 10/23/17	230,867
100,000	@@	Diageo Capital PLC, 7.375%, due 01/15/14	115,998
415,000	@@, #	FBG Finance Ltd., 5.125%, due 06/15/15	433,276
			1,118,209
		Biotechnology: 0.1%
160,000		Amgen, Inc., 5.700%, due 02/01/19	176,205
230,000		Amgen, Inc., 5.850%, due 06/01/17	253,362
255,000		Biogen Idec, Inc., 6.875%, due 03/01/18	280,399
			709,966
		Building Materials: 0.0%
120,000	@@, #	Holcim US Finance Sarl & Cie SCS, 6.000%, due 12/30/19	121,691
			121,691
		Chemicals: 0.1%
215,000		EI Du Pont de Nemours & Co., 6.000%, due 07/15/18	240,888
75,000	@@	Potash Corp. of Saskatchewan, 4.875%, due 03/30/20	75,067
50,000	@@	Potash Corp. of Saskatchewan, 5.875%, due 12/01/36	51,520
205,000	@@	Potash Corp. of Saskatchewan, 6.500%, due 05/15/19	230,157
			597,632
		Computers: 0.1%
250,000		Hewlett-Packard Co., 4.750%, due 06/02/14	268,598

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Computers (continued)
$110,000		Hewlett-Packard Co., 5.500%, due 03/01/18	$120,402
260,000		International Business Machines Corp., 7.625%, due 10/15/18	320,492
100,000		International Business Machines Corp., 8.000%, due 10/15/38	139,686
			849,178
		Cosmetics/Personal Care: 0.0%
115,000		Procter & Gamble Co., 4.700%, due 02/15/19	120,416
50,000		Procter & Gamble Co., 5.550%, due 03/05/37	54,038
			174,454
		Diversified Financial Services: 2.2%
635,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	626,238
75,000		American Express Co., 8.125%, due 05/20/19	88,855
150,000		American Express Credit Corp., 5.125%, due 08/25/14	155,330
445,000		American Express Credit Corp., 7.300%, due 08/20/13	493,921
50,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	57,193
290,000	@@	BP Capital Markets PLC, 4.750%, due 03/10/19	305,480
540,000		Capital One Bank USA NA, 8.800%, due 07/15/19	625,275
125,000		Caterpillar Financial Services Corp., 4.900%, due 08/15/13	132,325
4,200,000		Citigroup Funding, Inc., 2.250%, due 12/10/12	4,259,808
190,000		Credit Suisse First Boston USA, Inc., 5.125%, due 08/15/15	200,840
375,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	336,556
1,000,000		General Electric Capital Corp., 2.200%, due 06/08/12	1,016,117
4,950,000		General Electric Capital Corp., 2.625%, due 12/28/12	5,075,448
995,000		General Electric Capital Corp., 5.625%, due 05/01/18	991,892
205,000		General Electric Capital Corp., 6.000%, due 08/07/19	208,344
260,000	#	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	253,589
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	160,557
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	159,182
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	817,165
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	52,287
170,000	@@, #	Iberdrola Finance Ireland, Ltd., 3.800%, due 09/11/14	172,559
285,000		Janus Capital Group, Inc., 3.250%, due 07/15/14	358,744
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	77,994
430,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	452,962
200,000	@@, #	Pearson Dollar Finance PLC, 6.250%, due 05/06/18	211,631
355,000	@@, #	Two-Rock Pass-through Trust, 1.401%, due 02/11/50	1,154
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	687,472
			17,978,918
		Electric: 0.8%
110,000		Consumers Energy Co., 4.000%, due 05/15/10	111,608
280,000		Detroit Edison Co., 6.125%, due 10/01/10	294,328
440,000	@@, #	E.ON International Finance BV, 5.800%, due 04/30/18	474,316
330,000	@@, #	Electricite de France, 6.500%, due 01/26/19	378,794
425,000	@@	Enel Finance International SA, 5.125%, due 10/07/19	423,130
575,000		Exelon Generation Co. LLC, 5.200%, due 10/01/19	582,418
375,000	#	FirstEnergy Solutions Corp., 6.050%, due 08/15/21	388,332
235,000		Nisource Finance Corp., 0.977%, due 11/23/09	234,905
250,000		Nisource Finance Corp., 6.800%, due 01/15/19	256,392
295,000		Ohio Power Co., 6.000%, due 06/01/16	317,832
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,409,608
130,000		PPL Energy Supply LLC, 6.500%, due 05/01/18	140,314
200,000		PPL Energy Supply, LLC, 6.300%, due 07/15/13	214,913
415,000		Progress Energy, Inc., 7.050%, due 03/15/19	484,057
30,000		Public Service Co. of Colorado, 5.800%, due 08/01/18	33,544
200,000		Public Service Co. of Colorado, 6.500%, due 08/01/38	241,194
185,000		Union Electric Co., 6.700%, due 02/01/19	209,162
395,000		Virginia Electric and Power Co., 8.875%, due 11/15/38	563,708
			6,758,555
		Electrical Components & Equipment: 0.1%
115,000		Emerson Electric Co., 4.875%, due 10/15/19	121,926
60,000		Emerson Electric Co., 5.000%, due 04/15/19	63,955
280,000	@@, #	LG Electronics, Inc., 5.000%, due 06/17/10	282,652
			468,533
		Electronics: 0.1%
185,000		Agilent Technologies, Inc., 5.500%, due 09/14/15	190,537
295,000	@@	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	317,969
			508,506
		Food: 0.3%
155,000		ConAgra Foods, Inc., 7.000%, due 10/01/28	171,956
190,000		ConAgra Foods, Inc., 8.250%, due 09/15/30	239,916
60,000		Delhaize America, Inc., 9.000%, due 04/15/31	79,163
235,000	@@	Delhaize Group, 5.875%, due 02/01/14	253,331
240,000		General Mills, Inc., 5.650%, due 02/15/19	260,404
5,000		Kraft Foods, Inc., 6.750%, due 02/19/14	5,583
100,000		Kraft Foods, Inc., 6.875%, due 02/01/38	110,449
355,000		Kraft Foods, Inc., 6.875%, due 01/26/39	391,527
145,000		Kraft Foods, Inc., 7.000%, due 08/11/37	162,048
65,000		Kroger Co., 3.900%, due 10/01/15	65,604
160,000		Kroger Co., 5.000%, due 04/15/13	168,917
60,000		Kroger Co., 6.400%, due 08/15/17	66,491
			1,975,389
		Healthcare - Products: 0.0%
100,000		Baxter International, Inc., 5.375%, due 06/01/18	108,561
			108,561

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Services: 0.4%
$2,544,000		LifePoint Hospitals, Inc., 3.500%, due 05/15/14	$2,171,940
465,000	#	Roche Holdings, Inc., 6.000%, due 03/01/19	518,554
265,000		UnitedHealth Group, Inc., 6.000%, due 02/15/18	278,932
95,000		WellPoint, Inc., 4.250%, due 12/15/09	95,654
55,000		Wellpoint, Inc., 7.000%, due 02/15/19	62,631
			3,127,711
		Insurance: 0.4%
185,000		Ace INA Holdings, Inc., 5.600%, due 05/15/15	200,452
50,000		Ace INA Holdings, Inc., 5.900%, due 06/15/19	54,554
195,000		Allstate Corp., 7.450%, due 05/16/19	232,833
660,000		Berkshire Hathaway Finance, 5.400%, due 05/15/18	712,683
295,000	#	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	199,125
90,000		Metlife, Inc., 6.750%, due 06/01/16	100,577
300,000		Metlife, Inc., 6.817%, due 08/15/18	334,464
60,000		Metlife, Inc., 7.717%, due 02/15/19	70,758
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	258,946
205,000		Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	197,197
190,000		Principal Financial Group, Inc., 8.875%, due 05/15/19	228,035
320,000		Prudential Financial, Inc., 4.750%, due 09/17/15	318,162
135,000		Prudential Financial, Inc., 6.625%, due 12/01/37	138,301
85,000		Prudential Financial, Inc., 7.375%, due 06/15/19	95,028
60,000		Travelers Cos, Inc., 5.900%, due 06/02/19	67,359
235,000		Travelers Cos., Inc., 5.800%, due 05/15/18	260,826
			3,469,300
		Iron/Steel: 0.1%
720,000	@@	ArcelorMittal, 9.850%, due 06/01/19	853,003
			853,003
		Machinery - Construction & Mining: 0.0%
85,000		Caterpillar, Inc., 6.050%, due 08/15/36	93,357
			93,357
		Media: 0.4%
550,000		Comcast Corp., 5.700%, due 05/15/18	579,235
370,000	#	Cox Communications, Inc., 8.375%, due 03/01/39	457,845
350,000	#	DirecTV Holdings, LLC, 5.875%, due 10/01/19	349,563
25,000		DirecTV Holdings, LLC, 7.625%, due 05/15/16	26,844
370,000		News America, Inc., 7.850%, due 03/01/39	434,501
110,000		Time Warner Cable, Inc., 6.750%, due 06/15/39	119,356
120,000		Time Warner Cable, Inc., 8.250%, due 04/01/19	145,292
310,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	382,539
160,000		Time Warner, Inc., 5.875%, due 11/15/16	169,913
235,000		Time Warner, Inc., 7.700%, due 05/01/32	266,489
50,000		Viacom, Inc., 5.625%, due 09/15/19	50,917
275,000		Viacom, Inc., 6.875%, due 04/30/36	291,419
175,000	@@, #	Vivendi, 6.625%, due 04/04/18	188,418
			3,462,331
		Mining: 0.1%
435,000		Newmont Mining Corp., 5.125%, due 10/01/19	435,650
120,000	@@	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	129,258
45,000	@@	Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	55,334
220,000	@@	Vale Overseas Ltd., 5.625%, due 09/15/19	224,879
			845,121
		Miscellaneous Manufacturing: 0.2%
285,000		Cooper Industries, Inc., 5.250%, due 11/15/12	308,951
1,285,000		General Electric Co., 5.250%, due 12/06/17	1,320,912
			1,629,863
		Office/Business Equipment: 0.0%
165,000		Xerox Corp., 6.350%, due 05/15/18	171,819
			171,819
		Oil & Gas: 0.3%
510,000		ConocoPhillips, 5.200%, due 05/15/18	541,399
205,000		ConocoPhillips, 5.750%, due 02/01/19	223,750
240,000		Devon Financing Corp. ULC, 7.875%, due 09/30/31	298,135
250,000	@@	EnCana Corp., 5.900%, due 12/01/17	267,421
25,000	@@	EnCana Corp., 6.500%, due 05/15/19	27,804
280,000		Questar Market Resources, Inc., 6.800%, due 04/01/18	287,514
250,000	@@	Transocean, Inc., 6.000%, due 03/15/18	267,503
395,000		XTO Energy, Inc., 5.500%, due 06/15/18	408,335
30,000		XTO Energy, Inc., 6.500%, due 12/15/18	33,177
			2,355,038
		Oil & Gas Services: 0.0%
220,000	@@	Weatherford International Ltd., 6.000%, due 03/15/18	228,320
			228,320
		Pharmaceuticals: 0.6%
2,079,000		Allergan, Inc., 1.500%, due 04/01/26	2,344,073
135,000	@@	AstraZeneca PLC, 6.450%, due 09/15/37	159,402
265,000		Bristol-Myers Squibb Co., 6.125%, due 05/01/38	304,955
205,000		GlaxoSmithKline Capital, Inc., 5.650%, due 05/15/18	224,963
80,000		GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	94,649
265,000		Medco Health Solutions, Inc., 7.125%, due 03/15/18	300,756
380,000		Merck & Co., Inc., 5.000%, due 06/30/19	406,183

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Pharmaceuticals (continued)
$295,000		Novartis Capital Corp., 4.125%, due 02/10/14	$311,815
620,000		Pfizer, Inc., 6.200%, due 03/15/19	700,096
40,000		Wyeth, 5.450%, due 04/01/17	43,410
60,000		Wyeth, 5.500%, due 02/15/16	65,560
135,000		Wyeth, 6.450%, due 02/01/24	153,129
			5,108,991
		Pipelines: 0.3%
135,000		CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	130,296
90,000		CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	101,423
145,000		Enterprise Products Operating L.P., 5.250%, due 01/31/20	145,183
300,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	328,141
555,000		Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	581,552
240,000		Plains All American Pipeline LP, 6.700%, due 05/15/36	251,813
215,000		Plains All American Pipeline LP, 8.750%, due 05/01/19	258,523
165,000		Spectra Energy Capital, LLC, 7.500%, due 09/15/38	193,065
215,000		Texas Eastern Transmission LP, 7.000%, due 07/15/32	248,110
			2,238,106
		Real Estate: 0.0%
240,000	@@	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	242,502
			242,502
		Regional Malls: 0.0%
165,000		Simon Property Group, Inc., 6.750%, due 05/15/14	177,135
			177,135
		Retail: 0.2%
69,812	#	CVS Lease Pass-through, 8.353%, due 07/10/31	74,349
411,233		CVS Pass-Through Trust, 6.036%, due 12/10/28	397,519
290,000		Home Depot, Inc., 5.875%, due 12/16/36	282,297
225,000		Kohl’s Corp., 6.875%, due 12/15/37	252,420
220,000		Wal-Mart Stores, Inc., 4.125%, due 02/01/19	221,452
190,000		Wal-Mart Stores, Inc., 4.250%, due 04/15/13	202,645
220,000		Yum! Brands, Inc., 5.300%, due 09/15/19	221,415
115,000		Yum! Brands, Inc., 6.250%, due 03/15/18	124,101
			1,776,198
		Savings & Loans: 0.1%
430,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	430,432
			430,432
		Semiconductors: 0.3%
205,000		Kla-Tencor Corp., 6.900%, due 05/01/18	214,626
1,927,000	#	Linear Technology Corp., 3.000%, due 05/01/27	1,869,190
			2,083,816
		Software: 0.0%
110,000		Microsoft Corp., 4.200%, due 06/01/19	113,478
60,000		Oracle Corp., 5.750%, due 04/15/18	66,223
			179,701
		Telecommunications: 0.7%
245,000		AT&T Corp., 8.000%, due 11/15/31	306,158
270,000		AT&T, Inc., 6.150%, due 09/15/34	276,819
685,000		AT&T, Inc., 6.300%, due 01/15/38	720,057
270,000		Cisco Systems, Inc., 4.950%, due 02/15/19	284,351
70,000		Cisco Systems, Inc., 5.900%, due 02/15/39	76,048
115,000		Corning, Inc., 6.625%, due 05/15/19	126,034
125,000	@@	Deutsche Telekom International Finance BV, 6.000%, due 07/08/19	134,209
245,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	318,140
185,000	@@	France Telecom SA, 8.500%, due 03/01/31	256,532
55,000	@@	Telecom Italia Capital SA, 4.875%, due 10/01/10	56,549
385,000	@@	Telecom Italia Capital SA, 6.999%, due 06/04/18	426,159
205,000	@@	Telecom Italia Capital SA, 7.175%, due 06/18/19	229,155
550,000	@@	Telefonica Europe BV, 8.250%, due 09/15/30	714,226
590,000		Verizon Communications, Inc., 5.500%, due 02/15/18	619,623
315,000		Verizon Communications, Inc., 6.350%, due 04/01/19	348,472
230,000		Verizon Communications, Inc., 8.950%, due 03/01/39	316,090
75,000	#	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	81,129
			5,289,751
		Transportation: 0.1%
170,000		CSX Corp., 7.375%, due 02/01/19	200,401
215,000	#	Norfolk Southern Corp., 5.750%, due 01/15/16	235,229
170,000		Union Pacific Corp., 6.125%, due 02/15/20	190,435
330,000		Union Pacific Corp., 7.875%, due 01/15/19	409,849
			1,035,914
		Total Corporate Bonds/Notes
		(Cost $78,145,055)	82,401,843
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.7%
		Federal Home Loan Mortgage Corporation##: 0.2%
1,450,000		3.000%, due 07/28/14	1,479,850
			1,479,850
		Federal National Mortgage Association##: 0.5%
2,200,000		4.875%, due 06/13/18	2,402,633
915,000		6.625%, due 11/15/30	1,184,711
			3,587,344

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
		Other U.S. Agency Obligations: 0.0%
$145,000		Pacificorp, 5.500%, due 01/15/19		$157,793
				157,793
		Total U.S. Government Agency Obligations
		(Cost $5,072,397)		5,224,987
U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury Notes: 7.0%
13,000,000		0.875%, due 12/31/10-04/30/11		13,045,550
2,310,000		1.750%, due 08/15/12-03/31/14		2,324,015
1,500,000		1.875%, due 04/30/14		1,482,657
2,700,000		2.375%, due 09/30/14		2,707,811
2,900,000		2.625%, due 06/30/14-07/31/14		2,950,924
10,000,000		2.750%, due 10/31/13		10,323,440
2,600,000		3.500%, due 02/15/39		2,356,253
5,000		4.125%, due 08/31/12		5,394
800,000		4.250%, due 05/15/39		827,875
500,000		4.375%, due 02/15/38		526,584
12,675,000		4.500%, due 02/28/11-08/15/39		13,376,825
6,100,000		5.125%, due 06/30/11		6,560,123
				56,487,451
		U.S. Treasury STRIP: 0.2%
3,100,000	^, Z	6.040%, due 05/15/25		1,584,376
				1,584,376
		Total U.S. Treasury Obligations
		(Cost $57,039,968)		58,071,827
ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.1%
74,942		Capital Auto Receivables Asset Trust, 0.303%, due 07/15/10		74,898
300,467		Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11		304,981
14,786		Capital One Auto Finance Trust, 5.070%, due 07/15/11		14,810
243,708		Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12		246,744
354,087		Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12		361,149
		Total Asset-Backed Securities
		(Cost $987,849)		1,002,582
MUNICIPAL BONDS: 0.1%
		California: 0.1%
350,000		State of California, 5.950%, due 04/01/16		374,976
				374,976
		Illinois: 0.0%
190,000		Illinois State Toll Highway Authority, 6.184%, due 01/01/34		212,760
				212,760
		Total Municipal Bonds
		(Cost $541,681)		587,736
OTHER BONDS: 0.3%
		Foreign Government Bonds: 0.3%
960,000		Federative Republic of Brazil, 6.000%, due 01/17/17		1,043,520
295,000	#	Korea Railroad Corp., 5.375%, due 05/15/13		301,233
430,000		Mexico Government International Bond, 5.625%, due 01/15/17		448,490
395,000		Republic of Italy, 6.875%, due 09/27/23		475,779
100,000		Republic of Peru, 7.125%, due 03/30/19		115,850
		Total Other Bonds
		(Cost $2,201,620)		2,384,872
		Total Long-Term Investments
		(Cost $713,751,376)		770,027,373
SHORT-TERM INVESTMENTS: 4.1%
		U.S. Government Agency Obligations: 4.1%
32,900,000	Z	Federal Home Loan Bank, 0.190%, due 10/01/09		32,899,999
		Total Short-Term Investments
		(Cost $32,899,999)		32,899,999
		Total Investments in Securities
		(Cost $746,651,375)*	99.9%	$802,927,372
		Other Assets and Liabilities - Net	0.1	1,190,111
		Net Assets	100.0%	$804,117,483

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $748,740,673.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$86,369,727
	Gross Unrealized Depreciation	(32,183,028)
	Net Unrealized Appreciation	$54,186,699

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$527,607,151	$—	$—	$527,607,151
Preferred Stock	—	13,467,688	—	13,467,688
Convertible Bonds	—	79,278,687	—	79,278,687
Corporate Bonds/Notes	—	82,401,843	—	82,401,843
U.S. Government Agency Obligations	—	5,224,987	—	5,224,987
U.S. Treasury Obligations	—	58,071,827	—	58,071,827
Asset-Backed Securities	—	1,002,582	—	1,002,582
Municipal Bonds	—	587,736	—	587,736
Other Bonds	—	2,384,872	—	2,384,872
Short-Term Investments	—	32,899,999	—	32,899,999
Total Investments, at value	$527,607,151	$275,320,221	$—	$802,927,372

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009